UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES
Investment Company Act file number 811-21779

JOHN HANCOCK FUNDS II
---------------------------------------------------------
(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210-2805
-------------------------------------------------------------
(Address of principal executive offices) (Zip code)

MICHAEL J. LEARY, 601 CONGRESS STREET, BOSTON, MA 02210-2805
------------------------------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code:	(617) 663-4490
-------------------
Date of fiscal year end: 7/31

Date of reporting period: 1/31/12

ITEM 1. REPORTS TO STOCKHOLDERS.

The Registrant prepared ten semiannual reports to shareholders for the period ended January 31, 2012. The first report applies to the Technical Opportunities Fund, the second report applies to the Global High Yield Fund, the third report applies to the Multi Sector Bond Fund, the fourth report applies to the Currency Strategies Fund, the fifth report applies to the Fundamental All Cap Core Fund, the sixth report applies to the Fundamental Large Cap Core Fund, the seventh report applies to the Fundamental Large Cap Value Fund, the eighth report applies to the Diversified Strategies Fund, the ninth report applies to the China Emerging Leaders Fund and the tenth report applies to the Global Absolute Return Strategies Fund.

John Hancock
MUTUAL FUNDS

# John Hancock
# Technical Opportunities Fund

**Semiannual Report**
1.31.12

A look at performance

Total returns for the period ended January 31, 2012

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge				with maximum sales charge

				Since					Since
	1-year	5-year	10-year	inception[1]	6-months	1-year	5-year	10-year	inception[1]

Class A	–18.93	—	—	–3.37	–19.00	–18.93	—	—	–8.23

Class I2	–14.38	—	—	–1.00	–14.60	–14.38	—	—	–2.48

Class NAV[2]	–14.26	—	—	–0.87	–14.56	–14.26	—	—	–2.17

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 5.00%.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from those disclosed in the Financial highlights tables in this report. For all classes the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class I	Class NAV
Net/Gross (%)	1.91	1.55	1.38

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares. The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

6	Technical Opportunities Fund | Semiannual report

		Without	With maximum
	Start date	sales charge	sales charge	Index

Class I2	8-3-09	$9,752	$9,752	$12,670

Class NAV[2]	8-3-09	9,783	9,783	12,670

MSCI All Country World Index (gross of foreign withholding tax on dividends) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses, which would have resulted in lower values if they did.

1 From 8-3-09.

2 For certain types of investors, as described in the Fund’s Class I and Class NAV shares prospectuses.

Semiannual report | Technical Opportunities Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on August 1, 2011 with the same investment held until January 31, 2012.

	Account value	Ending value on	Expenses paid during
	on 8-1-11	1-31-12	period ended 1-31-12[1]

Class A	$1,000.00	$852.90	$8.99

Class I	1,000.00	854.00	7.04

Class NAV	1,000.00	854.40	6.43

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at January 31, 2012, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Technical Opportunities Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on August 1, 2011, with the same investment held until January 31, 2012. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value on	Expenses paid during
	on 8-1-11	1-31-12	period ended 1-31-12[1]

Class A	$1,000.00	$1,015.40	$9.78

Class I	1,000.00	1,017.50	7.66

Class NAV	1,000.00	1,018.20	7.00

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.93%, 1.51% and 1.38% for Class A, Class I and Class NAV shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual report | Technical Opportunities Fund	9

Portfolio summary

Top 10 Holdings (17.1% of Net Assets on 1-31-12)[1,2]

Apple, Inc.	2.6%	Pall Corp.	1.6%

Monsanto Company	1.8%	Hexcel Corp.	1.6%

Oceaneering International, Inc.	1.8%	Polaris Industries, Inc.	1.5%

Biogen Idec, Inc.	1.7%	TransDigm Group, Inc.	1.5%

NewMarket Corp.	1.6%	Amazon.com, Inc.	1.4%

Sector Composition[1,3]

Consumer Discretionary	26.6%	Materials	8.2%

Industrials	16.2%	Financials	3.6%

Information Technology	13.0%	Consumer Staples	2.9%

Health Care	8.8%	Utilities	0.4%

Energy	8.7%	Short-Term Investments & Other	11.6%

Country Composition[1,3]

United States	72.9%	Japan	1.1%

Brazil	3.0%	Australia	1.0%

Canada	2.2%	Hong Kong	1.0%

China	2.0%	Other Countries	2.1%

Ireland	1.6%	Short-Term Investments & Other	11.6%

United Kingdom	1.5%

1 As a percentage of net assets on 1-31-12.

2 Cash and cash equivalents not included.

3 International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting. These risks are more significant in emerging markets. Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

10	Technical Opportunities Fund | Semiannual report

Fund’s investments

As of 1-31-12 (unaudited)

	Shares	Value
Common Stocks 87.39%		$466,280,138

(Cost $443,607,778)

Consumer Discretionary 26.62%		142,013,737

Automobiles 1.43%

Brilliance China Automotive Holdings, Ltd. (I)	2,274,000	2,433,424

Ford Motor Company	252,300	3,133,566

Great Wall Motor Company, Ltd., H Shares (L)	1,214,500	2,078,465

Distributors 1.55%

LKQ Corp. (I)	166,400	5,424,640

Pool Corp.	83,100	2,827,893

Hotels, Restaurants & Leisure 4.31%

Caribou Coffee Company, Inc. (I)(L)	66,993	1,136,201

Chipotle Mexican Grill, Inc. (I)(L)	18,300	6,721,407

Las Vegas Sands Corp. (I)	81,400	3,997,554

Sands China, Ltd. (I)	1,173,200	3,960,396

Six Flags Entertainment Corp.	41,500	1,818,945

Starbucks Corp.	112,200	5,377,746

Household Durables 0.60%

iRobot Corp. (I)	97,000	3,204,880

Internet & Catalog Retail 2.72%

Amazon.com, Inc. (I)	39,000	7,583,160

Expedia, Inc. (L)	213,400	6,907,758

Leisure Equipment & Products 1.50%

Polaris Industries, Inc.	124,300	8,004,920

Media 2.17%

News Corp., Class A	285,100	5,368,433

Sirius XM Radio, Inc. (I)(L)	2,956,100	6,178,249

Specialty Retail 5.03%

Chow Tai Fook Jewellery Group Ltd. (I)	1,397,200	2,637,552

Fast Retailing Company, Ltd.	29,100	5,784,193

Genesco, Inc. (I)(L)	30,300	1,850,421

PetSmart, Inc.	74,000	3,938,280

Rent-A-Center, Inc.	99,600	3,368,472

Select Comfort Corp. (I)	157,400	3,947,592

Tractor Supply Company	65,900	5,322,743

See notes to financial statements	Semiannual report | Technical Opportunities Fund	11

	Shares	Value
Textiles, Apparel & Luxury Goods 7.31%

Cia Hering	88,800	$2,134,615

Liz Claiborne, Inc. (I)	309,800	2,881,140

Lululemon Athletica, Inc. (I)	85,700	5,410,241

Oxford Industries, Inc. (L)	70,700	3,600,751

PVH Corp.	85,600	6,607,464

Ralph Lauren Corp.	44,500	6,764,000

Steven Madden, Ltd. (I)	101,800	4,188,052

Under Armour, Inc., Class A (I)	93,200	7,420,584

Consumer Staples 1.91%		10,190,741

Food & Staples Retailing 1.17%

Rite Aid Corp. (I)	1,739,100	2,417,349

Whole Foods Market, Inc.	51,700	3,827,351

Food Products 0.30%

Cal-Maine Foods, Inc.	42,200	1,601,912

Personal Products 0.44%

Elizabeth Arden, Inc. (I)	65,169	2,344,129

Energy 8.69%		46,367,916

Energy Equipment & Services 3.45%

Cameron International Corp. (I)	122,800	6,532,960

Hornbeck Offshore Services, Inc. (I)	77,280	2,526,283

Oceaneering International, Inc.	192,900	9,373,011

Oil, Gas & Consumable Fuels 5.24%

Alpha Natural Resources, Inc. (I)	123,300	2,480,796

Anadarko Petroleum Corp.	67,100	5,416,312

Cabot Oil & Gas Corp. (L)	164,400	5,244,360

Concho Resources, Inc. (I)	63,700	6,794,242

Gulfport Energy Corp. (I)	136,800	4,496,616

World Fuel Services Corp.	77,200	3,503,336

Financials 3.55%		18,927,179

Consumer Finance 0.63%

Discover Financial Services	124,000	3,370,320

Real Estate Investment Trusts 1.93%

American Tower Corp.	55,400	3,518,454

Digital Realty Trust, Inc. (L)	39,823	2,821,858

Taubman Centers, Inc.	58,900	3,948,067

Real Estate Management & Development 0.99%

BR Malls Participacoes SA	482,700	5,268,480

Health Care 8.84%		47,178,853

Biotechnology 3.58%

Biogen Idec, Inc. (I)	77,500	9,138,800

Cubist Pharmaceuticals, Inc. (I)	139,800	5,706,636

Onyx Pharmaceuticals, Inc. (I)	104,000	4,257,760

12	Technical Opportunities Fund | Semiannual report	See notes to financial statements

	Shares	Value
Health Care Equipment & Supplies 1.56%

Cantel Medical Corp.	14,000	$441,980

Endologix, Inc. (I)(L)	171,300	2,223,474

Intuitive Surgical, Inc. (I)	12,300	5,656,893

Pharmaceuticals 3.70%

Bristol-Myers Squibb Company	89,800	2,895,152

Elan Corp. PLC, ADR (I)	389,900	5,306,539

Eli Lilly & Company	75,400	2,996,396

Jazz Pharmaceuticals PLC (I)	69,500	3,231,750

Viropharma, Inc. (I)(L)	178,700	5,323,473

Industrials 16.15%		86,186,731

Aerospace & Defense 5.84%

BE Aerospace, Inc. (I)	96,800	4,084,960

Cubic Corp.	93,603	4,328,203

Hexcel Corp. (I)	333,900	8,370,873

TransDigm Group, Inc. (I)	76,520	7,998,636

Triumph Group, Inc. (L)	101,600	6,357,112

Building Products 0.37%

Simpson Manufacturing Company, Inc.	61,500	1,991,370

Commercial Services & Supplies 1.67%

Aggreko PLC	80,831	2,674,421

Clean Harbors, Inc. (I)(L)	98,400	6,243,480

Machinery 5.37%

Barnes Group, Inc.	184,000	4,653,360

Chart Industries, Inc. (I)(L)	85,602	4,773,168

Lincoln Electric Holdings, Inc.	56,900	2,443,855

Pall Corp.	140,500	8,385,040

RBC Bearings, Inc. (I)	38,600	1,747,808

Wabtec Corp.	66,000	4,540,140

Woodward, Inc.	50,300	2,111,594

Professional Services 1.52%

Intertek Group PLC	79,706	2,657,787

On Assignment, Inc. (I)	139,100	1,559,311

Verisk Analytics, Inc., Class A (I)	96,700	3,874,769

Road & Rail 0.26%

QR National, Ltd.	358,809	1,411,736

Trading Companies & Distributors 1.12%

GATX Corp.	48,600	2,086,884

MSC Industrial Direct Company, Inc., Class A	51,200	3,892,224

Information Technology 13.05%		69,613,158

Communications Equipment 1.02%

Cisco Systems, Inc.	276,500	5,427,695

Computers & Peripherals 4.04%

Apple, Inc. (I)	30,900	14,105,232

Imagination Technologies Group PLC (I)	298,288	2,724,387

SanDisk Corp. (I)	103,000	4,725,640

See notes to financial statements	Semiannual report | Technical Opportunities Fund	13

		Shares	Value
Electronic Equipment, Instruments & Components 0.99%

FEI Company (I)(L)		120,100	$5,291,606

Internet Software & Services 2.93%

Equinix, Inc. (I)		300	35,988

MercadoLibre, Inc.		45,200	3,950,480

Netease.com, Inc., ADR (I)		55,000	2,630,650

SINA Corp. (I)		82,900	5,825,383

Zillow, Inc. (I)		109,100	3,217,359

IT Services 1.46%

Cardtronics, Inc. (I)		196,800	5,028,240

Cielo SA		92,400	2,752,644

Semiconductors & Semiconductor Equipment 0.69%

Marvell Technology Group, Ltd. (I)		236,000	3,665,080

Software 1.92%

Aspen Technology, Inc. (I)		136,400	2,456,564

Intuit, Inc.		48,100	2,714,764

Nuance Communications, Inc. (I)		82,300	2,347,196

Sourcefire, Inc. (I)(L)		87,500	2,714,250

Materials 8.18%			43,663,223

Chemicals 4.89%

Innophos Holdings, Inc.		58,700	2,930,304

Monsanto Company		114,900	9,427,545

NewMarket Corp. (L)		39,200	8,474,648

Stepan Company		31,400	2,698,516

Westlake Chemical Corp.		44,100	2,577,645

Metals & Mining 2.01%

Iluka Resources, Ltd.		214,959	4,170,135

Yamana Gold, Inc.		380,300	6,567,781

Paper & Forest Products 1.28%

Buckeye Technologies, Inc.		203,300	6,816,649

Utilities 0.40%			2,138,600

Multi-Utilities 0.40%

Wisconsin Energy Corp.		62,900	2,138,600

Preferred Securities 0.98%			$5,243,799

(Cost $5,101,544)

Consumer Staples 0.98%			5,243,799

Companhia de Bebidas das Americas, ADR		144,100	5,243,799

	Yield	Shares	Value
Securities Lending Collateral 7.09%			$37,843,203

(Cost $37,831,565)

John Hancock Collateral Investment Trust (W)	0.389% (Y)	3,780,842	37,843,203

14	Technical Opportunities Fund | Semiannual report	See notes to financial statements

	Par value	Value
Short-Term Investments 14.96%		$79,800,000

(Cost $79,800,000)

Repurchase Agreement 14.96%		79,800,000

Bank of America Tri-Party Repurchase Agreement dated 1-31-12 at
0.2200% to be repurchased at $24,600,150 on 2-1-12, collateralized by $19,050,904 Federal Loan Mortgage Corp., due 6-15-12
(valued at $19,050,904 including interest) and $6,041,973
Federal Home Loan Mortgage Corp., due 7-2-12 (valued at
$6,041,973 including interest)	$24,600,000	24,600,000

BNP Paribas Tri-Party Repurchase Agreement dated 1-31-12 at
0.240% to be repurchased at $33,400,223 on 2-1-12, collateralized by $13,991,153, Federal National Mortgage Association, 3.500%
due 7-1-26 (valued at $14,029,611, including interest) and $19,982,864
Federal National Mortgage Association, 3.500% due 1-1-32 (valued at
$20,038,389, including interest)	33,400,000	33,400,000

JPMorgan Tri-Party Repurchase Agreement dated 1-31-12 at 0.230%
to be repurchased at $21,800,139 on 2-1-12, collateralized
by $22,150,222, Federal Home Loan Mortgage, 3.042% to 5.761%
due 11-1-36 to 2-1-41 (valued at $22,237,533 including interest)	21,800,000	21,800,000

Total investments (Cost $566,340,887)† 110.42%		$589,167,140

Other assets and liabilities, net (10.42%)		($55,609,679)

Total net assets 100.00%		$533,557,461

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 1-31-12.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 1-31-12.

† At 1-31-12, the aggregate cost of investment securities for federal income tax purposes was $569,997,418. Net unrealized appreciation aggregated $19,169,722, of which $26,735,436 related to appreciated investment securities and $7,565,714 related to depreciated investment securities.

The Fund had the following country concentration as a percentage of net assets on 1-31-12:

United States	72.9%
Brazil	3.0%
Canada	2.2%
China	2.0%
Ireland	1.6%
United Kingdom	1.5%
Japan	1.1%
Australia	1.0%
Hong Kong	1.0%
Other Countries	2.1%
Short-Term Investments & Other	11.6%

See notes to financial statements	Semiannual report | Technical Opportunities Fund	15

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 1-31-12 (unaudited)

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $448,709,322) including
$36,548,040 of securities loaned (Note 2)	$471,523,937
Investments in affiliated issuers, at value (Cost $37,831,565) (Note 2)	37,843,203
Repurchase agreements, at value (Cost $79,800,000) (Note 2)	79,800,000

Total investments, at value (Cost $566,340,887)	589,167,140
Cash	85,844
Receivable for investments sold	3,499,548
Receivable for fund shares sold	156,321
Dividends and interest receivable	151,083
Receivable for securities lending income	17,191
Other receivables and prepaid expenses	24,209

Total assets	593,101,336

Liabilities

Payable for investments purchased	20,779,900
Payable for fund shares repurchased	756,079
Payable upon return of securities loaned (Note 2)	37,885,850
Payable to affiliates
Accounting and legal services fees	2,732
Transfer agent fees	17,898
Trustees’ fees	810
Other liabilities and accrued expenses	100,606

Total liabilities	59,543,875

Net assets

Paid-in capital	$590,266,935
Accumulated net investment loss	(2,108,779)
Accumulated net realized loss on investments and foreign
currency transactions	(77,420,942)
Net unrealized appreciation (depreciation) on investments and translation
of assets and liabilities in foreign currencies	22,820,247

Net assets	$533,557,461

16	Technical Opportunities Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($71,333,638 ÷ 7,722,333 shares)	$9.24
Class I ($27,828,174 ÷ 2,981,278 shares)	$9.33
Class NAV ($434,395,649 ÷ 46,393,083 shares)	$9.36

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[1]	$9.73

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Semiannual report | Technical Opportunities Fund	17

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the six-month period ended 1-31-12
(unaudited)

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$1,972,688
Securities lending	115,170
Interest	107,921
Less foreign taxes withheld	(6,847)

Total investment income	2,188,932

Expenses

Investment management fees (Note 4)	3,827,349
Distribution and service fees (Note 4)	134,836
Accounting and legal services fees (Note 4)	40,628
Transfer agent fees (Note 4)	124,742
Trustees’ fees (Note 4)	3,525
State registration fees (Note 4)	21,471
Printing and postage (Note 4)	6,277
Professional fees	34,582
Custodian fees	92,483
Registration and filing fees	37,880
Other	8,106

Total expenses	4,331,879
Less expense reductions (Note 4)	(19,674)

Net expenses	4,312,205

Net investment loss	(2,123,273)

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	(73,003,085)
Investments in affiliated issuers	(19,652)
Capital gain distributions received from affiliated underlying funds	1,602
Foreign currency transactions	(280,971)

(73,302,106)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(30,633,296)
Investments in affiliated issuers	(2,805)
Translation of assets and liabilities in foreign currencies	2,731

(30,633,370)

Net realized and unrealized loss	(103,935,476)

Decrease in net assets from operations	($106,058,749)

18	Technical Opportunities Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Year
	1-31-12	ended
	(Unaudited)	7-31-11

Increase (decrease) in net assets

From operations
Net investment loss	($2,123,273)	($2,889,268)
Net realized gain (loss)	(73,302,106)	71,675,755
Change in net unrealized appreciation (depreciation)	(30,633,370)	19,889,467

Increase (decrease) in net assets resulting from operations	(106,058,749)	88,675,954

Distributions to shareholders
From net realized gain
Class A	(3,359,268)	—
Class I	(1,477,257)	—
Class NAV	(18,131,169)	—

Total distributions	(22,967,694)	—

From Fund share transactions (Note 5)	(60,061,504)	41,487,315

Total increase (decrease)	(189,087,947)	130,163,269

Net assets

Beginning of period	722,645,408	592,482,139

End of period	$533,557,461	$722,645,408

Undistributed net investment income (accumulated net
investment loss)	($2,108,779)	$14,494

See notes to financial statements	Semiannual report | Technical Opportunities Fund	19

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed since the beginning of the period.

CLASS A SHARES Period ended	1-31-12[2]	7-31-11	7-31-10[1]

Per share operating performance

Net asset value, beginning of period	$11.33	$9.86	$10.00
Net investment loss[3]	(0.06)	(0.09)	(0.13)
Net realized and unrealized gain (loss) on investments	(1.62)	1.56	(0.01)
Total from investment operations	(1.68)	1.47	(0.14)
Less distributions
From net realized gain	(0.41)	—	—
Net asset value, end of period	$9.24	$11.33	$9.86
Total return (%)[4,5]	(14.71)[6]	14.91	(1.40)[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$71	$125	$165
Ratios (as a percentage of average net assets):
Expenses before reductions	1.93[7]	1.90	1.87[7]
Expenses net of fee waivers	1.93[7]	1.90	1.87[7]
Net investment loss	(1.18)[7]	(0.79)	(1.23)[7]
Portfolio turnover (%)	316	361	389

1 Period from 8-3-09 (commencement of operations) to 7-31-10.
2 Semiannual period from 8-1-11 to 1-31-12. Unaudited.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Does not reflect the effect of sales charges, if any.
6 Not annualized.
7 Annualized.

CLASS I SHARES Period ended	1-31-12[2]	7-31-11	7-31-10[1]

Per share operating performance

Net asset value, beginning of period	$11.42	$9.89	$10.00
Net investment loss[3]	(0.04)	(0.04)	(0.09)
Net realized and unrealized gain (loss) on investments	(1.64)	1.57	(0.02)
Total from investment operations	(1.68)	1.53	(0.11)
Less distributions
From net realized gain	(0.41)	—	—
Net asset value, end of period	$9.33	$11.42	$9.89
Total return (%)[4]	(14.60)[5]	15.47	(1.10)[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$28	$63	$79
Ratios (as a percentage of average net assets):
Expenses before reductions	1.56[6]	1.49	1.52[6]
Expenses net of fee waivers	1.51[6]	1.49	1.52[6]
Net investment loss	(0.76)[6]	(0.37)	(0.89)[6]
Portfolio turnover (%)	316	361	389

1 Period from 8-3-09 (commencement of operations) to 7-31-10.
2 Semiannual period from 8-1-11 to 1-31-12. Unaudited.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Annualized.

20	Technical Opportunities Fund | Semiannual report	See notes to financial statements

CLASS NAV SHARES Period ended	1-31-12[2]	7-31-11	7-31-10[1]

Per share operating performance

Net asset value, beginning of period	$11.45	$9.90	$10.00
Net investment loss[3]	(0.03)	(0.03)	(0.07)
Net realized and unrealized gain (loss) on investments	(1.65)	1.58	(0.03)
Total from investment operations	(1.68)	1.55	(0.10)
Less distributions
From net realized gain	(0.41)	—	—
Net asset value, end of period	$9.36	$11.45	$9.90
Total return (%)[4]	(14.56)[5]	15.66	(1.00)[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$434	$535	$349
Ratios (as a percentage of average net assets):
Expenses before reductions	1.39[6]	1.37	1.39[6]
Expenses net of fee waivers	1.38[6]	1.37	1.39[6]
Net investment loss	(0.63)[6]	(0.31)	(0.72)[6]
Portfolio turnover (%)	316	361	389

1 Period from 8-3-09 (commencement of operations) to 7-31-10.
2 Semiannual period from 8-1-11 to 1-31-12. Unaudited.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Annualized.

See notes to financial statements	Semiannual report | Technical Opportunities Fund	21

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Technical Opportunities Fund (the Fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term capital appreciation.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class NAV shares are sold to John Hancock affiliated funds of funds. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent, printing and postage and state registration fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

22	Technical Opportunities Fund | Semiannual report

The following is a summary of the values by input classification of the Fund’s investments as of January 31, 2012, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 1-31-12	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Common Stocks
Consumer Discretionary	$142,013,737	$125,119,707	$16,894,030	—
Consumer Staples	10,190,741	10,190,741	—	—
Energy	46,367,916	46,367,916	—	—
Financials	18,927,179	18,927,179	—	—
Health Care	47,178,853	47,178,853	—	—
Industrials	86,186,731	79,442,787	6,743,944	—
Information Technology	69,613,158	66,888,771	2,724,387	—
Materials	43,663,223	39,493,088	4,170,135	—
Utilities	2,138,600	2,138,600	—	—
Preferred Securities
Consumer Staples	5,243,799	5,243,799	—	—
Securities Lending
Collateral	37,843,203	37,843,203	—	—
Short-Term Investments
Repurchase Agreement	79,800,000	—	79,800,000	—

Total Investments in
Securities	$589,167,140	$478,834,644	$110,332,496	—

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the six months ended January 31, 2012, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Funds in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to

Semiannual report | Technical Opportunities Fund	23

ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the Fund.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income is recorded when the Fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The Fund may lend its securities to earn additional income. It receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, an affiliate of the Fund and as a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statement of operations.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs) and accounting standards. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The Fund may be subject to capital gains and repatriation taxes as imposed by certain countries in which it invests. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $200 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused

24	Technical Opportunities Fund | Semiannual report

portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. For the six months ended January 31, 2012, the Fund had no borrowings under the line of credit.

Expenses. Expenses that are directly attributable to an individual fund are allocated to the Fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of July 31, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gain distributions, if any, at least annually.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, wash sales and net operating losses.

New accounting pronouncement. In May 2011, Accounting Standards Update 2011-04 (ASU 2011-04), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, was issued and is effective during interim and annual periods beginning after December 15, 2011. ASU 2011-04 amends Financial Accounting Standards Board (FASB) Topic 820, Fair Value Measurement. The amendments are the result of the work by the FASB and the International Accounting Standards Board to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The update may require additional disclosures related to transfers between Levels 1, 2, and 3. Also, the update requires additional disclosures related to quantitative and qualitative information regarding unobservable inputs and valuation techniques utilized in the valuation process. Management is currently evaluating the application of ASU 2011-04 and its impact, if any, on the Fund’s financial statement disclosure.

Note 3 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain

Semiannual report | Technical Opportunities Fund	25

general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management agreement with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: a) 1.35% of the first $250,000,000 of the Fund’s average daily net assets; b) 1.30% of the next $250,000,000; c) 1.20% of the next $250,000,000; and d) 1.15% of the Fund’s average daily net assets in excess of $750,000,000. Prior to September 27, 2011, the Fund paid this fee monthly, equivalent, on an annual basis, to the sum of: a) 1.35% of the first $250,000,000 of the Fund’s average daily net assets; b) 1.30% of the next $250,000,000; and c) 1.25% of the Fund’s average daily net assets in excess of $500,000,000. The Adviser has a subadvisory agreement with Wellington Management Company, LLP. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the six months ended January 31, 2012 were equivalent to a gross annual rate of 1.31% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive a portion of its management fee for certain funds (the Participating Fund) of the Trust and John Hancock Variable Insurance Trust. The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Funds that exceeds $75 billion but is less than $100 billion; and 0.015% of that portion of the aggregate net assets of all the Participating Funds that equals or exceeds $100 billion. The amount of the reimbursement is calculated daily and allocated among all the Participating Funds in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Adviser upon notice to the funds and with the approval of the Board of Trustees.

The Adviser has contractually agreed to waive fees and/or reimburse certain expenses for each share class of the Fund excluding certain expenses such as taxes, portfolio brokerage commissions, interest expense, litigation and indemnification and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The fee waivers and/or reimbursements are such that these expenses will not exceed 1.95% and 1.59% for Class A and Class I shares, respectively. The fee waivers and/or reimbursements will continue in effect until November 30, 2012 unless renewed by mutual agreement of the Fund and the Adviser based upon a determination that this is appropriate under the circumstances at the time. Prior to November 30, 2011, the fee waiver and/or reimbursement was such that the expenses would not exceed 1.95% and 1.49% for Class A and Class I shares, respectively.

Additionally, the Adviser has voluntarily agreed to waive other fund level expenses excluding advisory fees, 12b-1 fees, service fees, transfer agent fees, printing and postage, blue sky fees, taxes, brokerage commissions, interest expenses, acquired fund fees, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. This voluntary expense reimbursement will continue in effect until terminated at any time by the Adviser on notice to the Fund. The waivers are such that these expenses will not exceed 0.20% of average net assets.

26	Technical Opportunities Fund | Semiannual report

Accordingly, these expense reductions described above amounted to $1,449, $10,903 and $7,322 for Class A, Class I and Class NAV shares, respectively, for the six months ended January 31, 2012.

The investment management fees, including the impact of the waivers and reimbursements described above, incurred for the six months ended January 31, 2012 were equivalent to the net annual effective rate of 1.30% of the Fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended January 31, 2012, amounted to an annual rate of 0.01% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund may pay up to 0.30% for Class A shares for distribution and service fees, expressed as an annual percentage of average daily net assets.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $22,256 for the six months ended January 31, 2012. Of this amount, $3,625 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $18,442 was paid as sales commissions to broker-dealers and $189 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Adviser.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended January 31, 2012 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

A	$134,836	$100,154	$10,825	$2,510
I	—	24,588	10,646	3,767
Total	$134,836	$124,742	$21,471	$6,277

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each Fund based on its average daily net assets.

Semiannual report | Technical Opportunities Fund	27

Note 5 — Fund share transactions

Transactions in Fund shares for the six months ended January 31, 2012 and for the year ended July 31, 2011 were as follows:

	Six months ended 1-31-12		Year ended 7-31-11
	Shares	Amount	Shares	Amount
Class A shares

Sold	398,168	$3,903,616	3,507,440	$38,725,185
Distributions reinvested	360,725	3,253,738	—	—
Repurchased	(4,068,108)	(39,462,409)	(9,187,216)	(101,786,213)

Net decrease	(3,309,215)	($32,305,055)	(5,679,776)	($63,061,028)

Class I shares

Sold	368,450	$3,664,138	2,858,405	$31,984,512
Distributions reinvested	111,925	1,020,757	—	—
Repurchased	(2,984,294)	(29,059,697)	(5,382,102)	(59,745,319)

Net decrease	(2,503,919)	($24,374,802)	(2,523,697)	($27,760,807)

Class NAV shares

Sold	3,177,697	$32,976,062	12,569,529	$143,742,559
Distributions reinvested	1,983,717	18,131,169	—	—
Repurchased	(5,508,083)	(54,488,878)	(1,015,276)	(11,433,409)

Net increase (decrease)	(346,669)	($3,381,647)	11,554,253	$132,309,150

Net increase (decrease)	(6,159,803)	($60,061,504)	3,350,780	$41,487,315

Affiliates of the Fund owned 100% of shares of beneficial interest of Class NAV on January 31, 2012.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $1,202,075,988 and $1,298,786,798, respectively, for the six months ended January 31, 2012.

Note 7 — Investment by affiliated funds

Certain investors in the Fund are affiliated funds and are managed by the Adviser and its affiliates. The affiliated funds do not invest in the Fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the Fund’s net assets. For the six months ended January 31, 2012, the following funds had an affiliate ownership concentration of 5% or more of the Fund’s net assets:

FUND	AFFILIATE CONCENTRATION

John Hancock Lifestyle Aggressive Portfolio	13.0%
John Hancock Lifestyle Balanced Portfolio	27.6%
John Hancock Lifestyle Growth Portfolio	37.3%

28	Technical Opportunities Fund | Semiannual report

More information

Trustees	Investment adviser
James M. Oates, Chairman	John Hancock Investment Management
James R. Boyle†	Services, LLC
Charles L. Bardelis*
Peter S. Burgess*	Subadviser
Grace K. Fey	Wellington Management Company, LLP
Theron S. Hoffman
Hassell H. McClellan	Principal distributor
Steven M. Roberts*	John Hancock Funds, LLC

Officers	Custodian
Hugh McHaffie	State Street Bank and Trust Company
President
Transfer agent
Thomas M. Kinzler	John Hancock Signature Services, Inc.
Secretary and Chief Legal Officer
Legal counsel
Francis V. Knox, Jr.	K&L Gates LLP
Chief Compliance Officer

Michael J. Leary
Treasurer

Charles A. Rizzo
Chief Financial Officer

John G. Vrysen
Chief Operating Officer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Semiannual report | Technical Opportunities Fund	29

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Technical Opportunities Fund.	347SA 1/12
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	3/12

John Hancock

Global High Yield Fund

Semiannual Report

1.31.12

John Hancock Global High Yield Fund

Your expenses	Page 3
Portfolio summary	Page 4
Portfolio of investments	Page 5
Financial statements	Page 21
Financial highlights	Page 24
Notes to financial statements	Page 27
More information	Page 36

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding your fund expenses

As a shareholder of the Fund, you incur two types of costs:

• Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

• Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on August 1, 2011, with the same investment held until January 31, 2012.

	Account value	Ending value	Expenses paid during
	on 8-1-11	on 1-31-12	period ended 1-31-12[1]

Class A	$1,000.00	$1,005.90	$6.55

Class I	1,000.00	1,007.30	5.10

Class NAV	1,000.00	1,007.80	4.59

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at January 31, 2012, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Example

[ My account value $8,600.00 / $1,000.00 = 8.6 ] x $[ “expenses paid” from table ] = My actual expenses

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on August 1, 2011, with the same investment held until January 31, 2012. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 8-1-11	on 1-31-12	period ended 1-31-12[2]

Class A	$1,000.00	$1,018.60	$6.60

Class I	1,000.00	1,020.10	5.13

Class NAV	1,000.00	1,020.60	4.62

Remember, these examples do not include any transaction costs; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund's annualized expense ratio of 1.30%, 1.01% and 0.91% for Class A, Class I and Class NAV shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

2 Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

3

Global High Yield Fund
As of 1-31-12 (Unaudited)

Portfolio Composition

Value as a
percentage of
Portfolio Summary	Fund's net assets
Corporate Bonds	65.3%
Foreign Government Obligations[1]	26.0%
Structured Notes	1.7%
Term Loans	1.2%
Convertible Bonds	1.0%
Preferred Securities	0.1%
Capital Preferred Securities	0.1%
Short-Term Investments & Other	4.6%

Value as a
percentage of
Sector Composition[2]	Fund's net assets
Foreign Government Obligations[1]	26.0%
Consumer Discretionary	14.4%
Energy	13.2%
Materials	7.5%
Telecommunication Services	7.1%
Consumer Staples	5.7%
Industrials	5.5%
Health Care	4.8%
Utilities	3.6%
Financials	3.4%
Information Technology	2.6%
Structured Notes	1.6%
Short-Term Investments & Other	4.6%

Value as a
percentage of Fund's
Quality distribution[3]	net assets
AA	1.5%
A	7.5%
BBB	16.5%
BB	13.0%
B	41.2%
CCC & Below	11.5%
Not Rated	4.2%
Short-Term Investments and Other	4.6%

1 Typically, sovereign debt of developing countries may involve a high degree of risk and may be in default or present the risk of default, however, sovereign debt of developed counties may also present these risks.

2 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

3 Ratings are from Moody’s Investors Services, Inc. If not available, we have used S&P ratings. In the absence of ratings from these agencies, we have used Fitch, Inc. ratings. Not Rated securities are those with no ratings available from these agencies. All are as of 1-31-12 and do not reflect subsequent downgrades or upgrades, if any.

4

Global High Yield Fund
As of 1-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Corporate Bonds 65.31%				$262,316,585

(Cost $262,819,296)

American Samoa 0.14%				551,960

QGOG Atlantic/Alaskan Rigs, Ltd. (S)	5.250	07/30/18	$543,803	551,960

Argentina 0.19%				748,437

Capex SA (S)	10.000	03/10/18	195,000	166,238
Empresa Distribuidora y Comercializadora Norte (S)	9.750	10/25/22	264,000	219,120
IRSA Inversiones y Representaciones SA (S)	11.500	07/20/20	284,000	300,326
Tarjeta Naranja SA (S)	9.000	01/28/17	64,000	62,753

Australia 0.38%				1,536,518

FMG Resources August 2006 Pty, Ltd. (S)	8.250	11/01/19	1,255,000	1,345,988
Mirabela Nickel, Ltd. (S)	8.750	04/15/18	219,000	190,530

Barbados 0.07%				261,326

Columbus International, Inc.	11.500	11/20/14	247,000	261,326

Bermuda 0.27%				1,075,393

Qtel International Finance, Ltd.	5.000	10/19/25	200,000	201,500
Qtel International Finance, Ltd. (S)	5.000	10/19/25	409,000	412,068
Qtel International Finance, Ltd.	4.750	02/16/21	250,000	253,750
Qtel International Finance, Ltd. (S)	4.750	02/16/21	205,000	208,075

Brazil 0.92%				3,676,075

Banco Cruzeiro do Sul SA	8.875	09/22/20	101,000	77,770
Banco Cruzeiro do Sul SA (S)	8.875	09/22/20	369,000	284,130
BM&FBovespa SA	5.500	07/16/20	100,000	106,000
BM&FBovespa SA (S)	5.500	07/16/20	475,000	503,500
BR Malls International Finance, Ltd. (S)	8.500	01/29/49	137,000	140,425
BR Properties SA (S)	9.000	12/31/49	153,000	156,060
Globo Comunicacao E Participacoes SA	6.250	12/31/49	100,000	106,500
Hypermarcas SA (S)	6.500	04/20/21	434,000	405,790
Net Servicos de Comunicacao SA	7.500	01/27/20	200,000	232,500
OGX Petroleo e Gas Participacoes SA (S)	8.500	06/01/18	608,000	628,064
Telemar Norte Leste SA (S)	5.500	10/23/20	531,000	530,336
Votorantim Cimentos SA (S)	7.250	04/05/41	500,000	505,000

Canada 1.89%				7,603,113

Ainsworth Lumber Company, Ltd., PIK (S)	11.000	07/29/15	824,608	610,210
Cascades, Inc.	7.875	01/15/20	475,000	488,063
Cascades, Inc.	7.750	12/15/17	700,000	722,750
Catalyst Paper Corp. (H)(S)	11.000	12/15/16	720,000	424,800
Kodiak Oil & Gas Corp. (S)	8.125	12/01/19	530,000	561,800
MEG Energy Corp. (S)	6.500	03/15/21	750,000	783,750
Mercer International, Inc.	9.500	12/01/17	920,000	954,500
NOVA Chemicals Corp.	8.375	11/01/16	1,000,000	1,110,000
Taseko Mines, Ltd.	7.750	04/15/19	1,075,000	989,000
Trinidad Drilling, Ltd. (S)	7.875	01/15/19	904,000	958,240

Cayman Islands 1.37%				5,514,689

DP World Sukuk, Ltd.	6.250	07/02/17	290,000	299,425
Dubai Holding Commercial Operations MTN, Ltd. (GBP) (D)	6.000	02/01/17	350,000	430,194
Dubai Holding Commercial Operations MTN, Ltd. (EUR) (D)	4.750	01/30/14	50,000	57,960
General Shopping Finance, Ltd. (S)	10.000	11/09/15	398,000	402,194
Grupo Aval Ltd. (S)	5.250	02/01/17	200,000	202,077

See notes to financial statements

5

Global High Yield Fund
As of 1-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Cayman Islands (continued)

Gruposura Finance (S)	5.700	05/18/21	$401,000	$411,025
Hutchison Whampoa International, Ltd. (S)	4.625	01/13/22	200,000	201,280
IPIC GMTN, Ltd. (S)	6.875	11/01/41	200,000	206,000
IPIC GMTN, Ltd. (S)	3.750	03/01/17	350,000	349,125
Odebrecht Drilling Norbe VIII/IX, Ltd. (S)	6.350	06/30/21	336,140	349,249
Odebrecht Drilling Norbe VIII/IX, Ltd.	6.350	06/30/21	196,000	203,644
Odebrecht Finance, Ltd.	7.000	04/21/20	101,000	109,333
Offshore Group Investments, Ltd.	11.500	08/01/15	1,103,000	1,221,573
Pemex Finance, Ltd.	9.150	11/15/18	520,000	638,744
Petrobras International Finance Company	5.375	01/27/21	64,000	67,116
UPCB Finance V, Ltd. (S)	7.250	11/15/21	350,000	365,750

Chile 0.31%				1,245,154

Cencosud SA (S)	5.500	01/20/21	200,000	210,932
Corporacion Nacional del Cobre de Chile	6.150	10/24/36	569,000	714,104
Corporacion Nacional del Cobre de Chile (S)	6.150	10/24/36	255,000	320,118

China 0.24%				950,738

China Liansu Group Holdings, Ltd. (S)	7.875	05/13/16	335,000	302,338
Evergrande Real Estate Group, Ltd.	13.000	01/27/15	102,000	93,840
Kaisa Group Holdings, Ltd.	13.500	04/28/15	100,000	93,500
MIE Holdings Corp. (S)	9.750	05/12/16	318,000	292,560
West China Cement, Ltd. (S)	7.500	01/25/16	200,000	168,500

Cyprus 0.04%				176,003

Mriya Agro Holding PLC (S)	10.950	03/30/16	200,000	176,003

Dominican Republic 0.03%				119,572

Cap Cana SA (H)	10.000	04/30/16	364,220	72,844
Cap Cana SA, PIK	10.000	04/30/16	311,518	46,728

Germany 0.20%				817,000

Deutsche Bank AG/London (S)	10.576	12/22/12	250,000	250,000
Unitymedia Hessen GmbH & Company KG (S)	8.125	12/01/17	525,000	567,000

Hong Kong 0.18%				713,542

Central China Real Estate, Ltd. (S)	12.250	10/20/15	104,000	100,360
Mega Advance Investments, Ltd. (S)	5.000	05/12/21	200,000	206,826
PCCW-HKT Capital No. 4, Ltd.	4.250	02/24/16	400,000	406,356

India 0.03%				140,151

ICICI Bank, Ltd. (S)	5.750	11/16/20	143,000	140,151

Indonesia 0.06%				224,618

Adaro Indonesia PT	7.625	10/22/19	201,000	224,618

Ireland 1.21%				4,856,672

Alfa Bank OJSC (S)	7.875	09/25/17	317,000	319,378
Ardagh Packaging Finance PLC (EUR) (D)	9.250	10/15/20	300,000	382,605
Ardagh Packaging Finance PLC (S)	9.125	10/15/20	1,200,000	1,224,000
Metalloinvest Finance, Ltd. (S)	6.500	07/21/16	574,000	547,453
Nara Cable Funding, Ltd. (EUR) (D)	8.875	12/01/18	100,000	120,668
Nara Cable Funding, Ltd. (S)	8.875	12/01/18	1,075,000	1,023,540
Novatek Finance, Ltd. (S)	6.604	02/03/21	558,000	585,203
Ono Finance II PLC (S)	10.875	07/15/19	335,000	299,825
SCF Capital, Ltd. (S)	5.375	10/27/17	400,000	354,000

See notes to financial statements

6

Global High Yield Fund
As of 1-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Jamaica 0.20%				$820,440

Digicel Group, Ltd.	10.500	04/15/18	$372,000	391,530
Digicel Group, Ltd. (S)	9.125	01/15/15	171,000	172,710
Digicel, Ltd.	8.250	09/01/17	244,000	256,200

Jersey, C.I. 0.02%				91,598

Bank of India (P)(Q)	6.994	03/29/49	102,000	91,598

Kazakhstan 1.05%				4,216,843

BTA Bank JSC (10.750% to 01/01/2013, then 12.500%) (H)	10.750	07/01/18	506,337	94,938
BTA Bank JSC (10.750% to 01/01/2013, then 12.500%)
(H)(S)	10.750	07/01/18	534,480	100,215
BTA Bank JSC (Recovery Units) (H)(S)(Z)	Zero	06/30/20	860,400	43,020
KazMunayGas National Company (S)	9.125	07/02/18	131,000	158,353
KazMunayGas National Company	8.375	07/02/13	1,520,000	1,622,904
KazMunayGas National Company	7.000	05/05/20	850,000	932,960
KazMunayGas National Company (S)	7.000	05/05/20	325,000	356,720
KazMunayGas National Company (S)	6.375	04/09/21	433,000	455,733
Zhaikmunai LLP (S)	10.500	10/19/15	152,000	152,000
Zhaikmunai LLP	10.500	10/19/15	300,000	300,000

Luxembourg 1.47%				5,922,591

ALROSA Finance SA	7.750	11/03/20	200,000	206,750
APERAM (S)	7.750	04/01/18	550,000	470,250
APERAM (S)	7.375	04/01/16	350,000	306,250
ARD Finance SA, PIK (S)	11.125	06/01/18	344,383	303,057
Cemex Espana Luxembourg	9.250	05/12/20	280,000	235,200
Cemex Espana Luxembourg (EUR) (D)	8.875	05/12/17	51,000	52,701
CHC Helicopter SA (S)	9.250	10/15/20	900,000	884,250
ConvaTec Healthcare E SA (S)	10.500	12/15/18	775,000	756,594
Evraz Group SA (S)	6.750	04/27/18	279,000	262,958
Intelsat Jackson Holdings SA	11.250	06/15/16	650,000	689,000
Intelsat Jackson Holdings SA	8.500	11/01/19	250,000	270,625
Vimpel Communications Via VIP Finance Ireland, Ltd. (S)	7.748	02/02/21	274,000	264,410
Wind Acquisition Holdings Finance SA, PIK (S)	12.250	07/15/17	1,564,803	1,220,546

Malaysia 1.39%				5,563,323

Petronas Capital, Ltd.	7.875	05/22/22	3,729,000	5,069,997
Petronas Capital, Ltd.	5.250	08/12/19	232,000	261,860
Petronas Global Sukuk, Ltd. (S)	4.250	08/12/14	220,000	231,466

Mexico 0.49%				1,980,013

America Movil SAB de CV	2.375	09/08/16	400,000	405,267
Axtel SAB de CV	9.000	09/22/19	407,000	321,530
Axtel SAB de CV (S)	7.625	02/01/17	98,000	74,480
Bank of New York Mellon SA Institucion de Banca Multiple
(S)	9.625	05/02/21	645,125	570,936
Cemex SAB de CV	9.000	01/11/18	170,000	147,900
Cemex SAB de CV (S)	5.579	09/30/15	296,000	245,680
Grupo Bimbo SAB de CV (S)	4.875	06/30/20	200,000	211,740
Hipotecaria Su Casita SA de CV (S)	7.500	06/29/18	8,266	2,480

Netherlands 1.62%				6,501,223

BLT Finance BV	7.500	05/15/14	102,000	27,540
Indosat Palapa Company BV (S)	7.375	07/29/20	136,000	152,320
LyondellBasell Industries NV (S)	6.000	11/15/21	960,000	1,044,000
Metinvest BV (S)	8.750	02/14/18	410,000	356,700

See notes to financial statements

7

Global High Yield Fund
As of 1-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Netherlands (continued)

Myriad International Holding BV	6.375	07/28/17	$490,000	$534,100
Myriad International Holding BV (S)	6.375	07/28/17	304,000	331,360
NXP BV (S)	9.750	08/01/18	1,100,000	1,229,250
Sensata Technologies BV (S)	6.500	05/15/19	450,000	459,000
UPC Holding BV (S)	9.875	04/15/18	150,000	163,125
UPC Holding BV (EUR) (D)	9.750	04/15/18	550,000	751,802
UPC Holding BV (EUR) (D)	8.375	08/15/20	150,000	193,264
VimpelCom Holdings BV	6.255	03/01/17	380,000	368,144
Ziggo Bond Company BV (EUR) (D)	8.000	05/15/18	650,000	890,618

Panama 0.05%				197,250

Banco de Credito del Peru (S)	5.375	09/16/20	200,000	197,250

Peru 0.08%				333,059

Inkia Energy, Ltd. (S)	8.375	04/04/21	206,000	206,000
Volcan Cia Minera SAA (S)	5.375	02/02/22	126,000	127,059

Singapore 0.09%				356,343

Axis Bank (P)	7.125	06/28/22	101,000	90,963
Bakrie Telecom Pte, Ltd.	11.500	05/07/15	300,000	195,000
STATS ChipPAC, Ltd. (S)	5.375	03/31/16	69,000	70,380

South Korea 0.18%				732,604

Export-Import Bank of Korea	4.375	09/15/21	315,000	310,876
Korea Gas Corp. (S)	6.250	01/20/42	206,000	216,433
Korea Hydro & Nuclear Power Co Ltd.	4.750	07/13/21	200,000	205,295

Spain 0.09%				372,304

Campofrio Food Group SA (EUR) (D)	8.250	10/31/16	275,000	372,304

Turkey 0.04%				159,120

Yuksel Insaat AS	9.500	11/10/15	204,000	159,120

Ukraine 0.07%				284,820

MHP SA	10.250	04/29/15	303,000	284,820

United Arab Emirates 0.13%				536,590

Dolphin Energy, Ltd.	5.888	06/15/19	84,290	90,190
DP World, Ltd.	6.850	07/02/37	480,000	446,400

United Kingdom 0.78%				3,129,266

Ferrexpo Finance PLC (S)	7.875	04/07/16	200,000	180,000
Ineos Group Holdings, Ltd. (S)	8.500	02/15/16	1,710,000	1,539,000
Ineos Group Holdings, Ltd. (EUR) (D)	7.875	02/15/16	100,000	112,558
Ukreximbank Via Biz Finance PLC	8.375	04/27/15	133,000	119,368
Vedanta Resources PLC (S)	8.250	06/07/21	314,000	254,340
Virgin Media Finance PLC	8.375	10/15/19	825,000	924,000

United States 47.74%				191,723,965

Allbritton Communications Company	8.000	05/15/18	807,000	833,228
Allison Transmission, Inc. (S)	7.125	05/15/19	500,000	503,125
Ally Financial, Inc.	7.500	09/15/20	275,000	294,938
Ally Financial, Inc.	6.250	12/01/17	300,000	309,120
AMC Entertainment, Inc.	9.750	12/01/20	200,000	197,500
AMC Entertainment, Inc.	8.750	06/01/19	875,000	923,125
AMC Entertainment, Inc.	8.000	03/01/14	950,000	947,625
AMC Networks, Inc. (S)	7.750	07/15/21	800,000	879,000

See notes to financial statements

8

Global High Yield Fund
As of 1-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

United States (continued)

American Casino & Entertainment Properties LLC	11.000	06/15/14	$335,000	$345,888
American Renal Holdings Company, Inc.	8.375	05/15/18	1,025,000	1,107,000
American Residential Services LLC (S)	12.000	04/15/15	400,000	412,000
American Standard Americas (S)	10.750	01/15/16	280,000	187,600
ARAMARK Corp.	8.500	02/01/15	775,000	794,375
ARAMARK Holdings Corp., PIK (S)	8.625	05/01/16	975,000	1,001,813
Arch Coal, Inc. (S)	7.250	06/15/21	900,000	904,500
Arch Coal, Inc. (S)	7.000	06/15/19	250,000	250,625
Armored AutoGroup, Inc. (S)	9.250	11/01/18	425,000	354,875
Atkore International, Inc.	9.875	01/01/18	1,300,000	1,287,000
Atlantic Broadband Finance LLC	9.375	01/15/14	525,000	525,000
Atlas Pipeline Partners LP	8.750	06/15/18	1,025,000	1,099,313
Baker & Taylor, Inc. (S)	11.500	07/01/13	600,000	318,000
Basic Energy Services, Inc.	7.750	02/15/19	400,000	407,000
Basic Energy Services, Inc.	7.125	04/15/16	650,000	656,500
Biomet, Inc.	11.625	10/15/17	1,025,000	1,114,688
Boise Paper Holdings LLC	8.000	04/01/20	675,000	722,250
Boyd Gaming Corp.	9.125	12/01/18	1,615,000	1,619,038
Brickman Group Holdings, Inc. (S)	9.125	11/01/18	1,130,000	1,042,425
BWAY Holding Company	10.000	06/15/18	650,000	708,500
Cablevision Systems Corp.	8.625	09/15/17	850,000	947,750
Cablevision Systems Corp.	8.000	04/15/20	1,350,000	1,478,250
Caesars Entertainment Operating Company, Inc.	12.750	04/15/18	470,000	399,500
Caesars Entertainment Operating Company, Inc.	5.375	12/15/13	425,000	366,563
Calpine Corp. (S)	7.875	07/31/20	850,000	915,875
Calpine Corp. (S)	7.500	02/15/21	725,000	772,125
Case New Holland, Inc.	7.875	12/01/17	725,000	835,563
CCM Merger, Inc. (S)	8.000	08/01/13	565,000	548,050
CCO Holdings LLC	6.625	01/31/22	1,355,000	1,409,200
Cenveo Corp. (S)	10.500	08/15/16	650,000	552,500
Cenveo Corp.	8.875	02/01/18	525,000	467,250
Cenveo Corp.	7.875	12/01/13	1,175,000	957,625
Cequel Communications Holdings I LLC (S)	8.625	11/15/17	925,000	985,125
Chrysler Group LLC (S)	8.250	06/15/21	400,000	382,000
Chrysler Group LLC (S)	8.000	06/15/19	375,000	360,000
Cincinnati Bell, Inc.	8.750	03/15/18	905,000	871,063
Cincinnati Bell, Inc.	8.250	10/15/17	1,280,000	1,316,800
Cinemark USA, Inc.	8.625	06/15/19	700,000	770,000
Cinemark USA, Inc.	7.375	06/15/21	675,000	710,438
Claire's Stores, Inc.	9.250	06/01/15	200,000	154,000
Claire's Stores, Inc.	8.875	03/15/19	250,000	205,000
Claire's Stores, Inc., PIK	9.625	06/01/15	797,070	613,744
Cloud Peak Energy Resources LLC	8.500	12/15/19	715,000	781,138
Cloud Peak Energy Resources LLC	8.250	12/15/17	100,000	108,000
CNO Financial Group, Inc. (S)	9.000	01/15/18	450,000	478,125
CommScope, Inc. (S)	8.250	01/15/19	1,150,000	1,196,000
Community Health Systems, Inc.	8.875	07/15/15	1,791,000	1,862,596
Community Health Systems, Inc. (S)	8.000	11/15/19	305,000	313,006
Complete Production Services, Inc.	8.000	12/15/16	750,000	782,813
Concho Resources, Inc.	7.000	01/15/21	1,025,000	1,127,500
Consol Energy, Inc.	8.250	04/01/20	525,000	568,969
Consol Energy, Inc.	8.000	04/01/17	475,000	513,000
Copano Energy LLC	7.125	04/01/21	450,000	463,500
Cott Beverages, Inc.	8.375	11/15/17	725,000	790,250
Cott Beverages, Inc.	8.125	09/01/18	750,000	819,375

See notes to financial statements

9

Global High Yield Fund
As of 1-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

United States (continued)

CPI International, Inc.	8.000	02/15/18	$850,000	$731,000
Crosstex Energy LP	8.875	02/15/18	325,000	352,625
Crown Castle International Corp.	7.125	11/01/19	225,000	244,688
Dean Foods Company	9.750	12/15/18	1,015,000	1,106,350
Dean Foods Company	7.000	06/01/16	675,000	678,375
Dean Foods Company	6.900	10/15/17	700,000	691,250
Del Monte Corp.	7.625	02/15/19	2,145,000	2,110,144
DISH DBS Corp.	7.875	09/01/19	2,475,000	2,852,438
DPL, Inc. (S)	7.250	10/15/21	575,000	639,688
Dynegy Holdings LLC (H)	7.750	06/01/19	1,900,000	1,163,750
E*Trade Financial Corp., PIK	12.500	11/30/17	925,000	1,070,688
Eagle Rock Energy Partners LP (S)	8.375	06/01/19	1,025,000	1,045,500
Edison Mission Energy	7.750	06/15/16	850,000	569,500
Edison Mission Energy	7.000	05/15/17	875,000	507,500
Education Management LLC	8.750	06/01/14	400,000	403,500
El Paso Corp.	7.800	08/01/31	100,000	117,228
Elizabeth Arden, Inc.	7.375	03/15/21	450,000	474,750
Emergency Medical Services Corp.	8.125	06/01/19	975,000	994,500
Entravision Communications Corp.	8.750	08/01/17	1,390,000	1,424,750
Express LLC	8.750	03/01/18	475,000	522,500
Exterran Holdings Inc.	7.250	12/01/18	325,000	308,750
First Data Corp.	12.625	01/15/21	1,250,000	1,209,375
Forest Oil Corp.	7.250	06/15/19	1,300,000	1,300,000
Fox Acquisition Sub LLC (S)	13.375	07/15/16	845,000	923,163
Fresenius Medical Care US Finance II, Inc. (S)	5.875	01/31/22	1,160,000	1,186,100
Frontier Communications Corp.	9.000	08/15/31	4,074,000	3,625,860
GCI, Inc.	8.625	11/15/19	400,000	431,000
General Maritime Corp. (H)	12.000	11/15/17	1,260,000	28,350
GenOn Energy, Inc.	9.875	10/15/20	1,325,000	1,232,250
GenOn Energy, Inc.	9.500	10/15/18	480,000	453,600
GEO Group, Inc.	7.750	10/15/17	595,000	636,650
Graphic Packaging International, Inc.	9.500	06/15/17	1,225,000	1,350,563
Griffon Corp.	7.125	04/01/18	1,525,000	1,547,875
GXS Worldwide, Inc.	9.750	06/15/15	985,000	965,300
Harrah's Operating Company, Inc.	3.276	01/28/15	825,000	743,089
HCA Holdings, Inc.	7.750	05/15/21	100,000	104,750
HCA, Inc.	8.360	04/15/24	915,000	894,413
HCA, Inc.	8.000	10/01/18	75,000	81,375
HCA, Inc.	7.500	02/15/22	2,175,000	2,327,250
Health Management Associates, Inc. (S)	7.375	01/15/20	1,125,000	1,158,750
HealthSouth Corp.	8.125	02/15/20	825,000	874,500
Hercules Offshore, Inc. (S)	10.500	10/15/17	1,110,000	1,110,000
Hornbeck Offshore Services, Inc.	6.125	12/01/14	650,000	650,813
IASIS Healthcare LLC	8.375	05/15/19	1,100,000	1,058,750
iGate Corp.	9.000	05/01/16	1,045,000	1,110,313
Interactive Data Corp.	10.250	08/01/18	900,000	996,750
Interface, Inc.	7.625	12/01/18	385,000	414,838
International Lease Finance Corp.	8.250	12/15/20	1,050,000	1,120,875
Iron Mountain, Inc.	8.750	07/15/18	1,175,000	1,224,938
Iron Mountain, Inc.	8.375	08/15/21	75,000	81,938
Isle of Capri Casinos, Inc.	7.750	03/15/19	1,015,000	969,325
Isle of Capri Casinos, Inc.	7.000	03/01/14	875,000	861,875
ITC Deltacom, Inc.	10.500	04/01/16	800,000	832,000
Jacobs Entertainment, Inc.	9.750	06/15/14	80,000	75,200
JC Penney Corp., Inc.	7.400	04/01/37	750,000	727,500

See notes to financial statements

10

Global High Yield Fund
As of 1-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

United States (continued)

JMC Steel Group (S)	8.250	03/15/18	$1,025,000	$1,050,625
Koppers, Inc.	7.875	12/01/19	650,000	685,750
Lamar Media Corp., Series D	6.625	08/15/15	825,000	845,625
Lawson Software, Inc. (S)	11.500	07/15/18	1,355,000	1,368,550
Level 3 Financing, Inc.	10.000	02/01/18	1,175,000	1,254,313
Levi Strauss & Company	8.875	04/01/16	650,000	675,188
Levi Strauss & Company	7.625	05/15/20	900,000	940,500
Limited Brands, Inc.	7.000	05/01/20	1,300,000	1,443,000
Linn Energy LLC	7.750	02/01/21	1,325,000	1,427,688
Linn Energy LLC (S)	6.500	05/15/19	200,000	202,000
Local TV Finance LLC, PIK (S)	9.250	06/15/15	310,000	306,900
MacDermid, Inc. (S)	9.500	04/15/17	1,075,000	1,096,500
MarkWest Energy Partners LP	6.250	06/15/22	540,000	573,750
Mediacom LLC (S)	7.250	02/15/22	750,000	750,000
MEMC Electronic Materials, Inc.	7.750	04/01/19	745,000	603,450
MGM Resorts International (S)	8.625	02/01/19	650,000	676,000
MGM Resorts International	7.500	06/01/16	425,000	426,063
MGM Resorts International	6.875	04/01/16	920,000	901,600
MGM Resorts International	5.875	02/27/14	850,000	845,750
Michael Foods, Inc.	9.750	07/15/18	950,000	1,028,375
Michaels Stores, Inc.	11.375	11/01/16	1,225,000	1,298,378
Momentive Performance Materials, Inc.	11.500	12/01/16	350,000	294,000
Momentive Performance Materials, Inc.	9.000	01/15/21	1,700,000	1,538,500
NBTY, Inc.	9.000	10/01/18	975,000	1,077,375
New Albertsons, Inc.	8.700	05/01/30	525,000	446,906
New Albertsons, Inc.	8.000	05/01/31	2,050,000	1,645,125
NewPage Corp. (H)	11.375	12/31/14	610,000	396,500
Nextel Communications, Inc.	7.375	08/01/15	745,000	720,788
NFR Energy LLC (S)	9.750	02/15/17	450,000	382,500
Nielsen Finance LLC	7.750	10/15/18	925,000	1,030,219
Niska Gas Storage US LLC	8.875	03/15/18	725,000	696,906
Norcraft Companies LP	10.500	12/15/15	1,050,000	973,875
Novelis, Inc.	8.375	12/15/17	1,025,000	1,124,938
NRG Energy, Inc.	8.500	06/15/19	750,000	753,750
NRG Energy, Inc.	8.250	09/01/20	775,000	763,375
NRG Energy, Inc. (S)	7.875	05/15/21	1,325,000	1,258,750
NRG Energy, Inc. (S)	7.625	05/15/19	325,000	310,375
Oasis Petroleum, Inc.	7.250	02/01/21	850,000	892,500
Oasis Petroleum, Inc.	6.500	11/01/21	350,000	353,500
Owens-Illinois, Inc.	7.800	05/15/18	1,000,000	1,122,500
Park-Ohio Industries, Inc.	8.125	04/01/21	300,000	303,000
Parker Drilling Company	9.125	04/01/18	248,000	262,880
Peabody Energy Corp. (S)	6.250	11/15/21	1,080,000	1,112,400
Pemex Project Funding Master Trust	6.625	06/15/35	777,000	872,183
Penn Virginia Resource Partners LP	8.250	04/15/18	350,000	360,500
PHH Corp.	9.250	03/01/16	380,000	364,800
PHI, Inc.	8.625	10/15/18	150,000	151,500
Pinnacle Entertainment, Inc.	8.750	05/15/20	650,000	661,375
Pinnacle Entertainment, Inc.	8.625	08/01/17	1,300,000	1,397,500
Pinnacle Foods Finance LLC	10.625	04/01/17	900,000	951,750
Pinnacle Foods Finance LLC	9.250	04/01/15	250,000	257,500
Pinnacle Foods Finance LLC	8.250	09/01/17	650,000	695,500
Plains Exploration & Production Company	7.625	06/01/18	300,000	321,000
Plains Exploration & Production Company	7.625	04/01/20	375,000	412,500
Plains Exploration & Production Company	6.625	05/01/21	225,000	241,313

See notes to financial statements

11

Global High Yield Fund
As of 1-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

United States (continued)

Post Holdings, Inc. (S)	7.375	02/15/22	$1,275,000	$1,326,000
Pregis Corp.	12.375	10/15/13	500,000	477,500
Provident Funding Associates LP (S)	10.250	04/15/17	550,000	526,625
Provident Funding Associates LP (S)	10.125	02/15/19	450,000	339,750
Quicksilver Resources, Inc.	7.125	04/01/16	1,200,000	1,146,000
Quiksilver, Inc.	6.875	04/15/15	1,075,000	1,034,688
Qwest Corp.	7.125	11/15/43	1,975,000	1,940,438
Radiation Therapy Services, Inc.	9.875	04/15/17	1,050,000	732,375
Radio One, Inc., PIK	15.000	05/24/16	934,220	602,572
RadioShack Corp.	6.750	05/15/19	1,150,000	966,000
RBS Global, Inc.	8.500	05/01/18	1,650,000	1,753,125
Regal Cinemas Corp.	8.625	07/15/19	775,000	850,563
Regal Entertainment Group	9.125	08/15/18	600,000	657,000
Reynolds Group Issuer, Inc. (S)	9.875	08/15/19	1,245,000	1,266,788
Reynolds Group Issuer, Inc. (S)	9.000	04/15/19	825,000	820,875
Reynolds Group Issuer, Inc. (S)	8.750	10/15/16	675,000	718,875
Reynolds Group Issuer, Inc. (S)	8.250	02/15/21	235,000	222,663
Sabine Pass LNG LP	7.500	11/30/16	600,000	625,500
Sabine Pass LNG LP	7.250	11/30/13	400,000	414,000
SandRidge Energy, Inc.	8.750	01/15/20	500,000	530,000
SandRidge Energy, Inc. (S)	8.000	06/01/18	350,000	362,250
SandRidge Energy, Inc.	7.500	03/15/21	1,000,000	1,015,000
Sealed Air Corp. (S)	8.375	09/15/21	1,790,000	2,013,750
SESI LLC (S)	7.125	12/15/21	485,000	526,225
SESI LLC	6.375	05/01/19	909,000	943,088
Sinclair Television Group, Inc. (S)	9.250	11/01/17	300,000	333,000
Sinclair Television Group, Inc.	8.375	10/15/18	1,350,000	1,437,750
Solo Cup Company	8.500	02/15/14	565,000	525,450
Southern Copper Corp.	6.750	04/16/40	154,000	162,899
Sprint Capital Corp.	8.750	03/15/32	2,375,000	1,995,000
Sprint Nextel Corp. (S)	9.000	11/15/18	815,000	878,163
SSI Investments II	11.125	06/01/18	775,000	856,375
SunGard Data Systems, Inc.	7.375	11/15/18	750,000	791,250
Surgical Care Affiliates, Inc. (S)	10.000	07/15/17	700,000	674,625
Surgical Care Affiliates, Inc., PIK (S)	8.875	07/15/15	250,000	250,313
Syniverse Holdings, Inc.	9.125	01/15/19	950,000	1,023,625
Targa Resources Partners LP	7.875	10/15/18	675,000	725,625
The AES Corp.	9.750	04/15/16	1,350,000	1,586,250
The AES Corp. (S)	7.375	07/01/21	1,080,000	1,193,400
The Bon-Ton Department Stores, Inc.	10.250	03/15/14	210,000	132,825
The Manitowoc Company, Inc.	9.500	02/15/18	500,000	553,750
The Manitowoc Company, Inc.	8.500	11/01/20	500,000	545,000
The McClatchy Company	11.500	02/15/17	1,485,000	1,514,700
The ServiceMaster Company	7.450	08/15/27	425,000	335,750
The ServiceMaster Company, PIK (S)	10.750	07/15/15	810,000	846,450
Tomkins LLC	9.000	10/01/18	720,000	797,400
Toys R Us Property Company LLC	10.750	07/15/17	825,000	917,813
TransDigm, Inc.	7.750	12/15/18	1,225,000	1,341,375
TransUnion LLC	11.375	06/15/18	725,000	855,500
Triumph Group, Inc.	8.625	07/15/18	575,000	641,125
UCI International, Inc.	8.625	02/15/19	850,000	859,563
United Surgical Partners International, Inc., PIK	9.250	05/01/17	850,000	862,750
Univision Communications, Inc. (S)	8.500	05/15/21	350,000	339,500
Univision Communications, Inc. (S)	7.875	11/01/20	1,150,000	1,196,000
Vanguard Health Holding Company II LLC	8.000	02/01/18	2,250,000	2,356,875

See notes to financial statements

12

Global High Yield Fund
As of 1-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

United States (continued)

Venoco, Inc.	8.875	02/15/19	$575,000	$494,500
Verso Paper Holdings LLC	8.750	02/01/19	250,000	138,750
Verso Paper Holdings LLC., Series B	11.375	08/01/16	515,000	208,575
Visant Corp.	10.000	10/01/17	400,000	363,000
West Corp.	8.625	10/01/18	425,000	446,250
West Corp.	7.875	01/15/19	550,000	576,125
Windstream Corp.	7.500	04/01/23	2,028,000	2,098,980
Xerium Technologies, Inc. (S)	8.875	06/15/18	705,000	620,400

Venezuela 2.03%				8,157,880

Petroleos de Venezuela SA	8.500	11/02/17	416,900	330,393
Petroleos de Venezuela SA	5.250	04/12/17	2,116,000	1,465,330
Petroleos de Venezuela SA	5.000	10/28/15	87,609	67,021
Petroleos de Venezuela SA	4.900	10/28/14	7,494,209	6,295,136

Virgin Islands 0.26%				1,026,392

Gold Fields Orogen Holding BVI, Ltd.	4.875	10/07/20	600,000	569,162
Sinochem Overseas Capital Company, Ltd. (S)	4.500	11/12/20	467,000	457,230

Foreign Government
Obligations 26.00%				$104,421,476

(Cost $101,189,625)

Argentina 2.44%				9,811,947

Republic of Argentina
Bond	8.280	12/31/33	3,549,666	2,768,739
Bond (EUR) (D) (P)	7.820	12/31/33	3,309,006	2,910,811
Bond (EUR) (D)	7.820	12/31/33	2,061,817	1,813,705
Bond	7.000	04/17/17	924,247	836,444
Bond (ARS) (D) (P)	5.830	12/31/33	2,740,954	860,403
Bond (EUR) (D) (P)	3.135	12/15/35	4,063,237	621,845

Brazil 0.78%				3,132,546

Federative Republic of Brazil
Bond	8.875	10/14/19	370,000	520,775
Bond	8.875	04/15/24	299,000	447,753
Bond	8.750	02/04/25	285,000	427,500
Bond	5.875	01/15/19	305,000	364,018
Bond	4.875	01/22/21	1,220,000	1,372,500

Colombia 1.92%				7,692,777

Bogota Distrito Capital (COP)
Bond (D)	9.750	07/26/28	2,728,000,000	2,075,914
Republic of Colombia
Bond	11.750	02/25/20	145,000	228,013
Bond	7.375	09/18/37	3,318,000	4,562,250
Bond	6.125	01/18/41	266,000	319,200
Bond	4.375	07/12/21	472,000	507,400

Croatia 0.34%				1,366,223

Republic of Croatia
Bond (S)	6.375	03/24/21	1,481,000	1,366,223

El Salvador 0.40%				1,623,350

Republic of El Salvador
Bond	8.250	04/10/32	500,000	548,750

See notes to financial statements

13

Global High Yield Fund
As of 1-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

El Salvador (continued)

Bond	7.375	12/01/19	$995,000	$1,074,600

Ghana 0.12%				501,670

Republic of Ghana
Bond	8.500	10/04/17	454,000	501,670

Hungary 0.28%				1,108,822

Republic of Hungary
Bond	7.625	03/29/41	74,000	68,358
Bond (GBP) (D)	5.500	05/06/14	31,000	44,419
Bond (GBP) (D)	5.000	03/30/16	104,000	134,417
Bond	4.750	02/03/15	115,000	107,525
Bond (EUR) (D)	4.500	01/29/14	217,000	262,956
Bond (EUR) (D)	4.375	07/04/17	312,000	336,692
Bond (EUR) (D)	3.500	07/18/16	144,000	154,455

Indonesia 1.13%				4,524,471

Republic of Indonesia
Bond (S)	11.625	03/04/19	1,555,000	2,313,063
Bond	11.625	03/04/19	603,000	896,963
Bond	7.750	01/17/38	213,000	289,680
Bond	6.875	03/09/17	874,000	1,024,765

Iraq 1.18%				4,750,750

Republic of Iraq
Bond	5.800	01/15/28	6,130,000	4,750,750

Lithuania 0.61%				2,442,094

Republic of Lithuania
Bond	7.375	02/11/20	101,000	108,701
Bond	6.625	02/01/22	327,000	332,718
Bond	6.125	03/09/21	2,026,000	2,000,675

Malaysia 0.62%				2,496,682

Government of Malaysia
Bond (MYR) (D)	5.094	04/30/14	2,290,000	788,079
Bond (MYR) (D)	4.262	09/15/16	900,000	308,866
Bond (MYR) (D)	4.012	09/15/17	390,000	132,673
Bond (MYR) (D)	3.835	08/12/15	1,480,000	498,658
Bond (MYR) (D)	3.741	02/27/15	2,290,000	768,406

Mexico 2.63%				10,573,352

Government of Mexico
Bond (MXN) (D)	8.500	05/31/29	3,280,000	295,329
Bond (MXN) (D)	8.500	11/18/38	7,110,000	619,097
Bond	8.000	09/24/22	632,000	880,060
Bond (MXN) (D)	7.750	05/29/31	5,530,000	458,101
Bond	7.500	04/08/33	1,441,000	1,999,388
Bond	6.750	09/27/34	819,000	1,060,605
Bond (MXN) (D)	6.500	06/10/21	47,340,000	3,781,222
Bond	5.750	10/12/10	1,114,000	1,166,915
Bond	3.625	03/15/22	310,000	312,635

Panama 1.49%				5,992,425

Republic of Panama
Bond	9.375	04/01/29	357,000	564,060

See notes to financial statements

14

Global High Yield Fund
As of 1-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Panama (continued)

Bond	8.875	09/30/27	$357,000	$531,930
Bond	7.125	01/29/26	101,000	132,462
Bond	6.700	01/26/36	425,000	541,875
Bond	5.200	01/30/20	3,715,000	4,222,098

Peru 0.36%				1,427,078

Republic of Peru
Bond	8.750	11/21/33	495,000	754,875
Bond	8.375	05/03/16	203,000	251,923
Bond	7.350	07/21/25	316,000	420,280

Philippines 0.94%				3,764,480

Republic of Philippines
Bond	7.750	01/14/31	2,768,000	3,764,480

Poland 1.74%				6,996,073

Republic of Poland
Bond	6.375	07/15/19	3,840,000	4,315,200
Bond	5.125	04/21/21	1,159,000	1,192,321
Bond	5.000	03/23/22	1,468,000	1,488,552

Qatar 0.67%				2,678,280

Government of Qatar
Bond	6.550	04/09/19	972,000	1,146,960
Bond	5.250	01/20/20	971,000	1,062,080
Bond	5.250	01/20/20	429,000	469,240

Russia 3.06%				12,295,135

Government of Russia
Bond	12.750	06/24/28	177,000	310,635
Bond	11.000	07/24/18	41,000	57,195
Bond	7.500	03/31/30	10,065,236	11,927,305

South Africa 2.02%				8,101,319

Republic of South Africa
Bond (ZAR) (D)	8.000	12/21/18	6,530,000	860,136
Bond	6.875	05/27/19	771,000	921,345
Bond (ZAR) (D)	6.750	03/31/21	19,670,000	2,357,050
Bond	6.250	03/08/41	922,000	1,037,250
Bond	5.875	05/30/22	903,000	1,015,875
Bond	5.500	03/09/20	1,120,000	1,240,400
Bond	4.665	01/17/24	661,000	669,263

South Korea 0.08%				340,036

Republic of Korea
Bond	7.125	04/16/19	271,000	340,036

Turkey 1.18%				4,735,109

Republic of Turkey
Bond	7.500	11/07/19	1,475,000	1,674,125
Bond	7.250	03/15/15	871,000	949,390
Bond	7.250	03/05/38	599,000	650,664
Bond	7.000	09/26/16	103,000	113,300
Bond	7.000	06/05/20	132,000	145,695
Bond	5.625	03/30/21	161,000	161,805
Bond	5.125	03/25/22	1,092,000	1,040,130

See notes to financial statements

15

Global High Yield Fund
As of 1-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Ukraine 0.90%				$3,599,961

Republic of Ukraine
Bond	7.650	06/11/13	$1,601,000	1,552,970
Bond	6.875	09/23/15	472,000	434,240
Bond (S)	6.875	09/23/15	657,000	604,440
Bond	6.580	11/21/16	880,000	772,200
Bond	6.385	06/26/12	237,000	236,111

Uruguay 0.76%				3,055,643

Republic of Uruguay
Bond	8.000	11/18/22	1,708,057	2,326,374
Bond	7.625	03/21/36	528,456	729,269

Venezuela 0.35%				1,411,253

Republic of Venezuela
Bond	13.625	08/15/18	810,000	824,175
Bond	12.750	08/23/22	132,400	126,773
Bond	8.500	10/08/14	477,000	460,305

Capital Preferred Securities 0.08%				$311,163

(Cost $316,855)

Cayman Islands 0.08%				311,163

Hutchison Whampoa International 10, Ltd. (P)(Q)	6.000	12/29/49	310,000	311,163

Convertible Bonds 1.02%				$4,090,335

(Cost $4,135,461)

Bahamas 0.00%				8,726

Ultrapetrol Bahamas, Ltd. (S)	7.250	01/15/17	13,000	8,726

China 0.00%				18,343

Home Inns & Hotels Management, Inc. (S)	2.000	12/15/15	23,000	18,343

France 0.03%				108,536

Alcatel-Lucent (EUR) (D)	5.000	01/01/15	2,454,800	26,046
Cie Generale des Etablissements Michelin (EUR) (D)(Z)	Zero	01/01/17	56,686	82,490

Mexico 0.01%				48,825

Cemex SAB de CV (S)	3.750	03/15/18	40,000	32,550
Cemex SAB de CV (S)	3.250	03/15/16	20,000	16,275

United Kingdom 0.03%				112,250

Subsea 7 SA	2.250	10/11/13	100,000	112,250

United States 0.95%				3,793,655

AirTran Holdings, Inc.	5.250	11/01/16	66,000	86,378
Alcatel-Lucent USA, Inc.	2.875	06/15/25	37,000	33,809
Alcatel-Lucent USA, Inc., Series A	2.875	06/15/23	158,000	118,500
Altra Holdings, Inc. (S)	2.750	03/01/31	122,000	115,595
Callidus Software, Inc. (S)	4.750	06/01/16	85,000	91,375
Cheniere Energy, Inc.	2.250	08/01/12	98,000	94,938
Ciena Corp. (S)	4.000	03/15/15	92,000	97,750
Comtech Telecommunications Corp.	3.000	05/01/29	98,000	107,923
Dendreon Corp.	2.875	01/15/16	179,000	149,241
Digital River, Inc.	2.000	11/01/30	188,000	167,085
Gilead Sciences, Inc.	1.000	05/01/14	62,000	74,943

See notes to financial statements

16

Global High Yield Fund
As of 1-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

United States (continued)

Greenbrier Companies, Inc. (S)	3.500	04/01/18	$160,000	$152,800
Hercules Offshore, Inc. (3.375% Steps down to Zero Coupon
on 6/1/2013)	3.375	06/01/38	153,000	143,246
Hornbeck Offshore Services, Inc. (1.625% Steps down to
1.375% on 11/15/2013)	1.625	11/15/26	83,000	85,075
Integra LifeSciences Holdings Corp. (S)	1.625	12/15/16	37,000	31,774
Ixia	3.000	12/15/15	112,000	116,760
Mentor Graphics Corp. (S)	4.000	04/01/31	150,000	153,000
Micron Technology, Inc.	1.875	06/01/14	30,000	29,475
Micron Technology, Inc.	1.875	06/01/27	69,000	64,946
Micron Technology, Inc. (S)	1.500	08/01/31	128,000	127,040
Newpark Resources, Inc.	4.000	10/01/17	89,000	95,898
ON Semiconductor Corp.	2.625	12/15/26	131,000	148,521
ON Semiconductor Corp., Series B (Call/Conversion date on
04/15/2012) (Z)	Zero	04/15/24	182,000	186,323
Owens-Brockway Glass Container, Inc. (S)	3.000	06/01/15	168,000	164,640
PDL BioPharma, Inc.	3.750	05/01/15	44,000	44,880
RadioShack Corp. (S)	2.500	08/01/13	155,000	145,313
RTI International Metals, Inc.	3.000	12/01/15	118,000	123,753
Rudolph Technologies, Inc. (S)	3.750	07/15/16	30,000	31,231
Savient Pharmaceuticals, Inc.	4.750	02/01/18	66,000	33,248
Smithfield Foods, Inc.	4.000	06/30/13	99,000	115,583
Teva Pharmaceutical Finance Company, LLC	0.250	02/01/26	75,000	82,313
TRW Automotive, Inc.	3.500	12/01/15	117,000	173,453
Tyson Foods, Inc.	3.250	10/15/13	125,000	153,281
WebMD Health Corp. (S)	2.500	01/31/18	114,000	98,610
WebMD Health Corp. (S)	2.250	03/31/16	17,000	15,789
Xilinx, Inc.	3.125	03/15/37	111,000	139,166

Structured Notes (K) 1.65%				$6,618,517

(Cost $6,473,113)

Brazil 1.24%				4,965,910

Barclays Bank PLC (BRL) (D) (S)	10.000	01/01/14	400,000	227,452
Citigroup Funding, Inc. (BRL) (D)	10.000	01/01/21	2,100,000	1,108,847
Citigroup Holdings Company (BRL)	10.000	01/01/21	2,000,000	1,056,045
Federative Republic of Brazil (HSBC Bank PLC)
Note (BRL) (D)	10.000	01/01/17	800,000	441,407
Federative Republic of Brazil (HSBC Bank USA)
Note (BRL) (D)	10.000	01/01/17	1,350,000	744,875
Federative Republic of Brazil (JPMorgan Chase & Company)
Note (BRL) (D)	10.000	01/01/21	2,100,000	1,102,524
JPMorgan Chase Bank NA (BRL)	10.000	01/01/15	500,000	284,760

Colombia 0.25%				1,002,354

Republic of Colombia (Citigroup Funding, Inc.)
Note (COP) (D)	11.000	07/27/20	1,000,000,000	677,986
Note (COP) (D)	10.000	07/24/24	485,000,000	324,368

United Kingdom 0.16%				650,253

Cablevision SA (Deutsche Bank AG)
Bond (S)	9.375	02/13/18	644,000	650,253

See notes to financial statements

17

Global High Yield Fund
As of 1-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Term Loans (M)1.16%				$4,672,120

(Cost $5,129,414)

India 0.05%				205,600

Bakrie and Brothers Tbk PT	15.000	01/18/13	$114,341	114,341
Bakrie and Brothers Tbk PT	15.000	01/18/13	91,259	91,259

Indonesia 0.15%				625,040

Bumi Resources Tbk PT	11.295	08/07/13	601,000	625,040

United States 0.96%				3,841,480

BJ's Wholesale Club, Inc.	7.000	09/29/18	773,063	779,344
iStar Financial, Inc.	7.000	06/30/14	800,000	784,666
Lord & Taylor	5.750	01/11/19	810,000	810,675
Texas Competitive Electric Holdings Company LLC	4.795	10/10/17	2,378,987	1,466,795

			Shares	Value

Preferred Securities 0.14%				$542,351

(Cost $556,419)

United States 0.14%				542,351

Apache Corp., Series D, 6.000%			3,230	185,499
Hartford Financial Services Group, Inc., Series F, 7.250%			1,347	27,775
MetLife, Inc., 5.000%			1,280	87,693
Molycorp, Inc., 5.500%			560	38,371
Unisys Corp., 6.250%			31	1,990
Wells Fargo & Company, 7.500%			116	127,020
Wintrust Financial Corp., 7.500%			1,500	74,003

			Shares	Value

Common Stocks 0.01%				$28,630

(Cost $31,740)

United States 0.01%				28,630

Archer-Daniels-Midland Company			1,000	28,630

		Yield	Shares	Value

Short-Term Investments 3.87%				$15,545,079

(Cost $15,545,079)

Money Market Funds 3.87%				15,545,020

State Street Institutional Liquid Reserves Fund		0.1779%	15,545,020	15,545,020

Repurchase Agreement 0.00%				59

Repurchase Agreement with State Street Corp. dated 1/31/2012 at
0.010% to be repurchased at $59 on 2/1/2012, collateralized by
$5,000 U.S. Treasury Notes, 0.0100% due 3/8/12 (valued at $5,000,
including interest)		0.0100%	59	59

See notes to financial statements

18

Global High Yield Fund
As of 1-31-12 (Unaudited)

Total investments (Cost $396,197,002)† 99.24%	$398,546,256

Other assets and liabilities, net 0.76%	$3,072,332

Total net assets 100.00%	$401,618,588

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund. All par values are denominated in U.S. Dollars unless otherwise indicated.

Currency abbreviations

ARS	Argentine Peso

BRL	Brazilian Real

COP	Colombian Peso

EUR	Euro

GBP	Pound Sterling

MXN	Mexican Peso

MYR	Malaysian Ringgit

ZAR	South African Rand

Notes to Portfolio of Investments

PIK Payment-in-kind

(D) Par value of foreign bonds is expressed in local currency as shown parenthetically in security description.

(H) Non-income producing - Issuer is in default.

(K) Underlying issuer is shown parenthetically in security description.

(M) All or a portion of this security represents an unsettled term loan commitment where the rate will be determined at time of settlement.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $83,480,367 or 20.76% of the Fund's net assets as of 1-31-12.

(Z) Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

† At 1-31-12, the aggregate cost of investment securities for federal income tax purposes was $397,542,048. Net unrealized appreciation aggregated $1,004,208, of which $14,048,426 related to appreciated investment securities and $13,044,218 related to depreciated investment securities.

The Fund had the following sector composition as a percentage of net assets on January 31, 2012:

Foreign Government Obligations	26.0%
Consumer Discretionary	14.4%
Energy	13.2%
Materials	7.5%
Telecommunication Services	7.1%
Consumer Staples	5.7%
Industrials	5.5%

See notes to financial statements

19

Global High Yield Fund
As of 1-31-12 (Unaudited)

Health Care	4.8%
Utilities	3.6%
Financials	3.4%
Information Technology	2.6%
Structured Notes	1.6%
Short-Term Investments & Other	4.6%

See notes to financial statements

20

Global High Yield Fund

Statement of Assets and Liabilities — January 31, 2012 (Unaudited)

Assets

Investments, at value (Cost $396,197,002)	$398,546,256
Foreign currency, at value (Cost $43,593)	43,477
Receivable for investments sold	2,002,309
Receivable for fund shares sold	103,617
Receivable for forward foreign currency
exchange contracts (Note 3)	137,724
Dividends and interest receivable	7,268,428
Other receivables and prepaid expenses	150

Total assets	408,101,961

Liabilities

Payable for investments purchased	6,214,631
Payable for forward foreign currency exchange
contracts (Note 3)	189,468
Distributions payable	285
Payable to affiliates
Transfer agent fees	7
Trustees' fees	154
Other liabilities and accrued expenses	78,828

Total liabilities	6,483,373

Net assets

Paid-in capital	$400,807,099
Accumulated distributions in excess of net
investment income	(1,269,529)
Accumulated net realized loss on investments
and foreign currency transactions	(225,197)
Net unrealized appreciation (depreciation) on
investments and translation of assets and
liabilities in foreign currencies	2,306,215

Net assets	$401,618,588

Net asset value per share

Based on net asset values and shares
outstanding - the Fund has an unlimited number
of shares authorized with no par value
Class A ($25,451 ÷ 2,500 shares)	$10.18
Class I ($25,450 ÷ 2,500 shares)	$10.18
Class NAV ($401,567,687 ÷ 39,448,096 shares)	$10.18

Maximum offering price per share
Class A (net asset value per share ÷ 95.5%)[1]	$10.66

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

21

Global High Yield Fund

Statement of Operations — January 31, 2012 (Unaudited)

Investment income

Interest	$14,351,232
Dividends	19,954
Less foreign taxes withheld	(3,403)

Total investment income	14,367,783

Expenses

Investment management fees (Note 5)	1,513,798
Distribution and service fees (Note 5)	38
Accounting and legal services fees (Note 5)	21,077
Transfer agent fees (Note 5)	43
Trustees' fees (Note 5)	1,785
Professional fees	35,764
Custodian fees	96,366
Registration and filing fees	20,145
Other	4,977

Total expenses	1,693,993

Less expense reductions (Note 5)	(6,055)

Net expenses	1,687,938

Net investment income	12,679,845

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	1,409,113
Capital gain distributions received from
unaffiliated underlying funds	99
Foreign currency transactions	95,482

1,504,694

Change in net unrealized appreciation
(depreciation) of
Investments	(10,508,885)
Translation of assets and liabilities in foreign
currencies	25,430

(10,483,455)

Net realized and unrealized loss	(8,978,761)

Increase in net assets from operations	$3,701,084

See notes to financial statements

22

Global High Yield Fund

Statements of Changes in Net Assets

	Six months
	ended	Year ended
	1/31/12	7/31/11
	(Unaudited)
Increase (decrease) in net assets

From operations
Net investment income	$12,679,845	$20,364,500
Net realized gain	1,504,694	9,478,502
Change in net unrealized appreciation
(depreciation)	(10,483,455)	2,632,605

Increase in net assets resulting from
operations	3,701,084	32,475,607

Distributions to shareholders
From net investment income
Class A	(983)	(1,708)
Class I	(1,019)	(1,787)
Class NAV	(15,133,447)	(21,331,720)
From net realized gain
Class A	(354)	(484)
Class I	(354)	(484)
Class NAV	(5,312,235)	(5,628,109)

Total distributions	(20,448,392)	(26,964,292)

From Fund share transactions (Note 6)	41,206,804	98,934,845

Total increase	24,459,496	104,446,160

Net assets

Beginning of period	377,159,092	272,712,932

End of period	$401,618,588	$377,159,092

Undistributed / (Accumulated distributions in
excess of) net investment income	$(1,269,529)	$1,186,075

See notes to financial statements

23

Global High Yield Fund
Financial Highlights (For a share outstanding throughout the period)

Class A Shares

Period ended
		1-31-12[1]		7-31-11		7-31-10[2]
Per share operating performance

Net asset value, beginning of period		$10.67		$10.47		$10.00
Net investment income[3]		0.33		0.65		0.45
Net realized and unrealized gain (loss) on
investments		(0.29)		0.42		0.49

Total from investment operations		0.04		1.07		0.94

Less distributions
From net investment income		(0.39)		(0.68)		(0.47)
From net realized gain		(0.14)		(0.19)		—

Total distributions		(0.53)		(0.87)		(0.47)

Net asset value, end of period		$10.18		$10.67		$10.47

Total return (%)[4,5]		0.59[6]		10.67		9.66[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$	— [7]	$	— [7]	$	— [7]
Ratios (as a percentage of average net
assets):
Expenses before reductions and amounts
recaptured		1.43[8]		1.39		1.34[8]
Expenses including reductions and amounts
recaptured		1.30[8]		1.30		1.30[8]
Net investment income		6.42[8]		6.11		5.97[8]
Portfolio turnover (%)		23		68		49

1 Semiannual period from 8-1-11 to 1-31-12. Unaudited.
2 Period from 11-2-09 (inception date) to 7-31-10.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Does not reflect the effect of sales charges, if any.
6 Not annualized.
7 Less than $500,000.
8 Annualized.

See notes to financial statements

24

Global High Yield Fund
Financial Highlights (For a share outstanding throughout the period)

Class I Shares

Period ended
		1-31-12[1]		7-31-11		7-31-10[2]
Per share operating performance

Net asset value, beginning of period		$10.67		$10.47		$10.00
Net investment income[3]		0.34		0.68		0.47
Net realized and unrealized gain (loss) on
investments		(0.28)		0.42		0.49

Total from investment operations		0.06		1.10		0.96

Less distributions
From net investment income		(0.41)		(0.71)		(0.49)
From net realized gain		(0.14)		(0.19)		—

Total distributions		(0.55)		(0.90)		(0.49)

Net asset value, end of period		$10.18		$10.67		$10.47

Total return (%)[4]		0.73[5]		11.00		9.89[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$	— [6]	$	— [6]	$	— [6]
Ratios (as a percentage of average net
assets):
Expenses before reductions and amounts
recaptured		1.02[7]		0.97		1.35[7]
Expenses including reductions and amounts
recaptured		1.01[7]		1.00		1.00[7]
Net investment income		6.71[7]		6.41		6.25[7]
Portfolio turnover (%)		23		68		49

1 Semiannual period from 8-1-11 to 1-31-12. Unaudited.
2 Period from 11-2-09 (commencement of operations) to 7-31-10.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.

See notes to financial statements

25

Global High Yield Fund
Financial Highlights (For a share outstanding throughout the period)

Class NAV Shares

Period ended
	1-31-12[1]	7-31-11	7-31-10[2]
Per share operating performance

Net asset value, beginning of period	$10.67	$10.47	$10.00
Net investment income[3]	0.35	0.69	0.49
Net realized and unrealized gain (loss) on
investments	(0.29)	0.42	0.48

Total from investment operations	0.06	1.11	0.97

Less distributions
From net investment income	(0.41)	(0.72)	(0.50)
From net realized gain	(0.14)	(0.19)	—

Total distributions	(0.55)	(0.91)	(0.50)

Net asset value, end of period	$10.18	$10.67	$10.47

Total return (%)[4]	0.78[5]	11.09	9.96[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$402	$377	$273
Ratios (as a percentage of average net
assets):
Expenses before reductions and amounts
recaptured	0.91[6]	0.93	0.94[6]
Expenses including reductions and amounts
recaptured	0.91[6]	0.92	0.94[6]
Net investment income	6.82[6]	6.50	6.51[6]
Portfolio turnover (%)	23	68	49

1 Semiannual period from 8-1-11 to 1-31-12. Unaudited.
2 Period from 11-2-09 (commencement of operations) to 7-31-10.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Annualized.

See notes to financial statements

26

Global High Yield Fund
Notes to Financial Statements (unaudited)

Note 1 — Organization

John Hancock Global High Yield Fund (the Fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek maximum total return, which consists of income on its investments and capital appreciation.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of Assets and Liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class NAV shares are sold to John Hancock affiliated funds of funds. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 - Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of January 31, 2012, by major security category or type:

	Total Market Value at	Level 1 Quoted	Level 2 Significant	Level 3 Significant
	1/31/2012	Price	Observable Inputs	Unobservable Inputs

Corporate Bonds	$262,316,585	—	$262,066,585	$250,000
Foreign Government
Obligations	104,421,476	—	104,421,476	—
Capital Preferred
Securities	311,163	—	311,163	—
Convertible Bonds	4,090,335	—	4,090,335	—
Structured Notes	6,618,517	—	935,013	5,683,504
Term Loans	4,672,120	—	3,841,480	830,640
Preferred Securities	542,351	$466,358	75,993	—
Common Stocks	28,630	28,630	—	—
Short-Term
Investments	15,545,079	15,545,020	59	—

Total Investments in
Securities	$398,546,256	$16,040,008	$375,742,104	$6,764,144

27

Other Financial
Instruments:
Forward Foreign
Currency Contracts	($51,744)	—	($51,744)	—

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the six months ended January 31, 2012, there were no significant transfers into or out of Level 1 or Level 2.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

	Corporate	Structured		Common
	Bonds	Notes	Term Loans	Stocks	Total

Balance as of 7-31-11	$538,441	$7,087,068	$1,389,274	-	$9,014,783
Realized gain (loss)	(13,858)	(17,668)	2,899	$443	(28,185)
Change in unrealized appreciation
(depreciation)	(14,010)	(127,736)	5,468	-	(136,277)
Purchases	250,000	5,533,057	205,600	-	5,988,657
Sales	(317,523)	(6,791,217)	(772,601)	(443)	(7,881,784)
Transfers into Level 3	-	-	-		-
Transfers out of Level 3	(193,050)	-	-		(193,050)
Balance as of 1-31-12	$250,000	$5,683,504	$830,640	-	$6,764,144

Change in unrealized at period end*	-	$71,852	$601	-	$72,453

*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the period end.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Fund in other open-end management investment companies are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

28

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Structured notes. The Fund may invest in structured notes. The Fund invests in an entity, such as a trust, organized and operated solely for the purpose of restructuring the investment characteristics of various securities. This type of restructuring involves the deposit or purchase of specified instruments and the issuance of one or more classes of securities backed by, or representing, interests in the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured notes to create securities with different investment characteristics, such as varying maturities, payment priorities or interest rate provisions. The extent of the income paid by the structured notes is dependent on the cash flow of the underlying instruments.

Term loans (Floating rate loans). The Fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The Fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The Fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the Fund’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadviser’s credit analysis of the borrower and/or term loan agents. The Fund may have limited rights to enforce the terms of an underlying loan.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income is recorded when the Fund becomes aware of the dividends. Foreign taxes are provided for based on the Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs) and accounting standards. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

29

Foreign taxes. The Fund may be subject to capital gains and repatriation taxes as imposed by certain countries in which it invests. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $200 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of Operations. For the six months ended January 31, 2012, the Fund had no borrowings under the line of credit.

Expenses. Expenses that are directly attributable to an individual fund are allocated to the Fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of July 31, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are paid annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences,

30

if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions and amortization and accretion on debt securities.

New accounting pronouncements. In May 2011, Accounting Standards Update 2011-04 (ASU 2011-04), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, was issued and is effective during interim and annual periods beginning after December 15, 2011. ASU 2011-04 amends Financial Accounting Standards Board (FASB) Topic 820, Fair Value Measurement. The amendments are the result of the work by the FASB and the International Accounting Standards Board to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The update may require additional disclosures related to transfers between Levels 1, 2, and 3. Also, the update requires additional disclosures related to quantitative and qualitative information regarding unobservable inputs and valuation techniques utilized in the valuation process. Management is currently evaluating the application of ASU 2011-04 and its impact, if any, on the Fund’s financial statement disclosure.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. Management is currently evaluating the impact, if any, on the Fund’s financial statement disclosures.

Note 3 — Derivative instruments

The Fund may invest in derivatives in order to meet its investment objectives. The use of derivatives may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, the Fund is exposed to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that the Fund will succeed in enforcing them.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing the Fund’s total return and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the six months ended January 31, 2012, the Fund used forward foreign currency contracts to manage against anticipated currency exchange rates and for exposure to foreign currency. The following table summarizes the contracts held at January 31, 2012. During the six months ended January 31, 2012, the Fund held forward foreign currency contracts with USD absolute values ranging from $17.9 million to $34.1 million as measured at each quarter end.

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	Principal Amount	Principal Amount			Unrealized
	Covered by	Covered by Contract		Settlement	Appreciation
Currency	Contract	(USD)	Counterparty	Date	(Depreciation)

BUYS

BRL	2,832,672	$1,511,081	Citibank N.A.	2/2/2012	$110,183
BRL	2,832,672	1,598,032	Citibank N.A.	3/2/2012	11,258
CNY	10,101,400	1,584,458	Citibank N.A.	5/16/2012	16,283
EUR	104,664	137,392	Citibank N.A.	2/29/2012	(481)

		$4,830,963			$137,243

SELLS

BRL	1,607,646	$1,607,646	Citibank N.A.	2/2/2012	($13,618)
CNY	1,594,161	1,594,161	Citibank N.A.	5/16/2012	(6,581)
EUR	9,277,956	9,277,956	Citibank N.A.	2/29/2012	(155,886)
GBP	604,677	604,677	Citibank N.A.	2/29/2012	(12,902)

		$13,084,438			($188,987)

Currency Abbreviations
BRL	Brazilian Real
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	Pound Sterling

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at January 31, 2012, by risk category:

		Financial	Asset	Liability
	Statement of Assets and	Instruments	Derivatives	Derivatives
Risk	Liabilities location	Location	Fair Value	Fair Value

Foreign	Receivable/Payable for	Forward foreign
exchange	foreign currency exchange	currency
contracts	contracts	contracts	$137,724	($189,468)

Total			$137,724	($189,468)

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended January 31, 2012:

Statement of Operations location - Net Realized Gain (Loss) on:

Risk	Foreign currency transactions*

Foreign currency contracts	$1,012,838

*Realized gain/loss associated with foreign currency contracts is included in this caption on the Statement of Operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended January 31, 2012:

32

Statement of Operations location - Change in Unrealized Appreciation (Depreciation) of :

Risk	Foreign currency transactions*

Foreign currency contracts	$18,373

*Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in this caption on the Statement of Operations.

Note 4 - Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 – Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management agreement with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: a) 0.825% of the first $250,000,000 of the Fund’s average daily net assets, b) 0.790% of the next $500,000,000 of the Fund’s average daily net assets and c) 0.770% of the Fund’s average daily net assets in excess of $750,000,000. The Adviser has a subadvisory agreement with Stone Harbor Investment Partners LP. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the six months ended January 31, 2012 were equivalent to a gross effective rate of 0.81% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive a portion of its management fee for certain funds (the Participating Funds) of the Trust and John Hancock Variable Insurance Trust. The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Funds that exceeds $75 billion but is less than $100 billion; and 0.015% of that portion of the aggregate net assets of all the Participating Funds that equals or exceeds $100 billion. The amount of the reimbursement is calculated daily and allocated among all the Participating Funds in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Adviser upon notice to the funds and with the approval of the Board of Trustees.

Effective December 1, 2011, the Adviser has contractually agreed to waive fees and/or reimburse operating expenses for Class A and Class I shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The fee waivers and/or reimbursements are such that these expenses will not exceed 1.30% and 1.10% for Class A and Class I shares, respectively. The fee waivers and/or reimbursements will continue in effect until November 30, 2012. Prior to December 1, 2011, the fee waivers and/or reimbursements for Class A and Class I shares were such that expenses did not exceed 1.30% and 1.00%, respectively.

Additionally, the Adviser has voluntarily agreed to waive and/or reimburse other expenses of the Fund, excluding advisory fees, 12b-1 fees, service fees, transfer agent fees, state registration fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses, printing and postage, and other extraordinary expenses not incurred in the ordinary course of business. The waivers are such that these expenses will not exceed 0.15% of average net assets. This voluntary expense reimbursement will continue in effect until terminated at any time by the Adviser on notice to the Fund.

33

Accordingly, these expense reductions amounted to $17, $2 and $6,036 for Class A, Class I and Class NAV shares, respectively, for the six months ended January 31, 2012.

Expense recapture. The Adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the beginning of the month in which such reimbursements or waivers originally occurred to the extent that the Fund is below its expense limitation during this period. The table below outlines the amounts recovered during the six months ended January 31, 2012, and the amount of waived or reimbursed expenses subject to potential recovery and the respective expiration dates. Certain reimbursements or waivers are not subject to recapture.

Amounts Eligible	Amounts Eligible	Amounts Eligible	Amount recovered
for recovery	for recovery	for recovery	during the period
through 7-1-13	through 7-1-14	through 1-1-15	ended 1-31-12

$8	$24	$17	-

The investment management fees, including the impact of the waivers and reimbursements described above, incurred for the six months ended January 31, 2012 were equivalent to a net annual effective rate of 0.81% of the Fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended January 31, 2012 amounted to an annual rate of 0.01% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund may pay up to 0.30% for Class A shares for distribution and service fees, expressed as an annual percentage of average daily net assets.

Sales charges. Class A shares are assessed up-front sales charges. During the six months ended January 31, 2012, there were no up-front sales charges for Class A shares.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

34

Class level expenses. Class level expenses for the six months ended January 31, 2012, were:

Class	Distribution and	Transfer agent fees
	service fees

A	$38	$28

I	-	15

Total	$38	$43

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its average daily net assets.

Note 6 - Fund share transactions

Transactions in Fund shares for the six months ended January 31, 2012 and for the year ended July 31, 2011 were as follows:

	Six months ended		Year ended
	1/31/12		7/31/11

	Shares	Amount	Shares	Amount
Class NAV shares
Sold	2,900,578	$29,246,914	9,283,578	$98,785,981
Distributions reinvested	2,035,414	20,445,583	2,547,974	26,959,929
Repurchased	(830,356)	(8,485,693)	(2,524,439)	(26,811,065)

Net increase	4,105,636	$41,206,804	9,307,113	$98,934,845

There were no fund share transactions for Class A and Class I for the six months ended January 31, 2012 and the year ended July 31, 2011.

Affiliates of the Fund owned 100% of shares of beneficial interest of Class A, Class I and Class NAV on January 31, 2012.

Note 7 - Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $111,290,481 and $80,384,258, respectively, for the six months ended January 31, 2012.

Note 8 - Investment by affiliated funds

Certain investors in the Fund are affiliated funds and are managed by the Adviser and its affiliates. The affiliated funds do not invest in the Fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the Fund’s net assets. For the six months ended January 31, 2012, the following funds had an affiliate ownership concentration of 5% or more of the Fund’s net assets:

Affiliated
Fund	Concentration
John Hancock Lifestyle Balanced Portfolio	33.6%
John Hancock Lifestyle Conservative Portfolio	13.1%
John Hancock Lifestyle Growth Portfolio	18.6%
John Hancock Lifestyle Moderate Portfolio	13.5%

35

More information

Trustees	Investment adviser
James M. Oates, Chairman	John Hancock Investment Management Services, LLC
James R. Boyle†
Charles L. Bardelis*	Investment subadviser
Grace K. Fey	Stone Harbor Investment Partners LP
Peter S. Burgess*
Theron S. Hoffman	Principal distributor
Hassell H. McClellan	John Hancock Funds, LLC
Steven M. Roberts*
Custodian
State Street Bank and Trust Company

Officers	Transfer agent
Hugh McHaffie	John Hancock Signature Services, Inc.
President
Thomas M. Kinzler	Legal counsel
Secretary and Chief Legal Officer	K&L Gates LLP
Francis V. Knox, Jr.
Chief Compliance Officer
Michael J. Leary
Treasurer
Charles A. Rizzo
Chief Financial Officer
John G. Vrysen
Chief Operating Officer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record, if any, for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

36

John Hancock

Multi Sector Bond Fund

Semiannual Report

1.31.12

John Hancock Multi Sector Bond Fund

Your expenses	Page 3
Portfolio summary	Page 4
Portfolio of investments	Page 5
Financial statements	Page 30
Financial highlights	Page 33
Notes to financial statements	Page 36
More information	Page 49

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding your fund expenses

As a shareholder of the Fund, you incur two types of costs:

• Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

• Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on August 1, 2011, with the same investment held until January 31, 2012.

	Account value	Ending value	Expenses paid during
	on 8-1-11	on 1-31-12	period ended 1-31-12[1]

Class A	$1,000.00	$993.30	$6.26

Class I	1,000.00	996.00	4.62

Class NAV	1,000.00	996.80	3.81

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at January 31, 2012, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Example

[ My account value $8,600.00 / $1,000.00 = 8.6 ] x $[ “expenses paid” from table ] = My actual expenses

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before August 1, 2011, with the same investment held until January 31, 2012. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 8-1-11	on 1-31-12	period ended 1-31-12

Class A	$1,000.00	$1,018.90	$6.34

Class I	1,000.00	1,020.50	4.67

Class NAV	1,000.00	1,021.30	3.86

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund's annualized expense ratio of 1.25%, 0.92% and 0.76% for Class A, Class I and Class NAV shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

3

John Hancock Multi Sector Bond Fund

Portfolio Summary
Value as a
percentage of
Portfolio Composition	Fund's net assets
Corporate Bonds	40.8%
Term Loans	19.2%
Collateralized Mortgage Obligations	16.2%
Foreign Government Obligations	7.0%
U.S. Government & Agency Obligations	6.1%
Asset Backed Securities	3.2%
Convertible Bonds	1.8%
Structured Notes	1.0%
Capital Preferred Securities	0.4%
Preferred Securities	0.2%
Short-Term Investments & Other	4.1%

Value as a
percentage of
Sector Composition[1]	Fund's net assets
Collateralized Mortgage Obligations	16.2%
Financials	14.7%
Consumer Discretionary	11.1%
Industrials	7.0%
Foreign Government Obligations	7.0%
Health Care	6.4%
U.S. Government & Agency Obligations	6.1%
Energy	5.8%
Consumer Staples	5.5%
Materials	4.4%
Information Technology	4.3%
Telecommunication Services	4.2%
Utilities	3.2%
Short-Term Investments & Other	4.1%

Value as a
percentage of
Quality Composition[2]	Fund's net assets
AAA	5.0%
AA	2.1%
A	14.9%
BBB	23.2%
BB	13.2%
B	17.1%
CCC & Below	6.2%
Not Rated	8.1%
U.S. Government & Agency Obligations	6.1%
Short-Term Investments & Other	4.1%

1 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

2 Ratings are from Moody's Investors Service, Inc. If not available, we have used S&P ratings. In the absence of ratings from these agencies, we have used Fitch, Inc. ratings. Not Rated securities are those with no ratings available. All are as of 1-31-12 and do not reflect subsequent downgrades or upgrades, if any.

4

Multi Sector Bond Fund
As of 1-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Corporate Bonds 40.77%				$428,622,816

(Cost $415,225,879)

Consumer Discretionary 5.98%				62,900,698

Auto Components 0.07%
Allison Transmission, Inc. (S)	7.125	05/15/19	$500,000	503,125
UCI International, Inc.	8.625	02/15/19	280,000	283,150

Automobiles 0.21%
Chrysler Group LLC (S)	8.250	06/15/21	200,000	191,000
Chrysler Group LLC (S)	8.000	06/15/19	200,000	192,000
Hyundai Capital Services, Inc. (S)	6.000	05/05/15	1,725,000	1,850,866

Diversified Consumer Services 0.13%
SSI Investments II	11.125	06/01/18	425,000	469,625
The ServiceMaster Company	7.450	08/15/27	250,000	197,500
The ServiceMaster Company, PIK (S)	10.750	07/15/15	625,000	653,125

Hotels, Restaurants & Leisure 0.89%
American Casino & Entertainment Properties LLC	11.000	06/15/14	155,000	160,038
Boyd Gaming Corp.	9.125	12/01/18	555,000	556,388
Caesars Entertainment Operating Company, Inc.	12.750	04/15/18	325,000	276,250
Caesars Entertainment Operating Company, Inc.	11.250	06/01/17	350,000	379,313
Caesars Entertainment Operating Company, Inc.	5.375	12/15/13	275,000	237,188
Cap Cana SA (H)	10.000	04/30/16	222,300	44,460
Cap Cana SA, PIK	10.000	04/30/16	353,419	53,013
CCM Merger, Inc. (S)	8.000	08/01/13	310,000	300,700
Harrah's Operating Company, Inc.	3.276	01/28/15	4,648,000	4,186,519
Isle of Capri Casinos, Inc.	7.750	03/15/19	347,000	331,385
Isle of Capri Casinos, Inc.	7.000	03/01/14	525,000	517,125
Jacobs Entertainment, Inc.	9.750	06/15/14	70,000	65,800
MGM Resorts International (S)	8.625	02/01/19	305,000	317,200
MGM Resorts International	7.500	06/01/16	325,000	325,813
MGM Resorts International	6.875	04/01/16	425,000	416,500
MGM Resorts International	5.875	02/27/14	275,000	273,625
Pinnacle Entertainment, Inc.	8.750	05/15/20	500,000	508,750
Pinnacle Entertainment, Inc.	8.625	08/01/17	425,000	456,875

Household Durables 0.33%
American Standard Americas (S)	10.750	01/15/16	260,000	174,200
Newell Rubbermaid, Inc.	6.250	04/15/18	1,000,000	1,133,958
Newell Rubbermaid, Inc.	5.500	04/15/13	1,650,000	1,734,064
Norcraft Companies LP	10.500	12/15/15	490,000	454,475

Media 3.02%
Allbritton Communications Company	8.000	05/15/18	380,000	392,350
AMC Entertainment, Inc.	9.750	12/01/20	100,000	98,750
AMC Entertainment, Inc.	8.750	06/01/19	375,000	395,625
AMC Entertainment, Inc.	8.000	03/01/14	479,000	477,803
AMC Networks, Inc. (S)	7.750	07/15/21	375,000	412,031
Cablevision Systems Corp.	8.625	09/15/17	700,000	780,500
CCO Holdings LLC	6.625	01/31/22	645,000	670,800
Cequel Communications Holdings I LLC (S)	8.625	11/15/17	400,000	426,000
Cinemark USA, Inc.	8.625	06/15/19	675,000	742,500
Columbus International, Inc.	11.500	11/20/14	101,000	106,858
DISH DBS Corp.	7.875	09/01/19	800,000	922,000
Entravision Communications Corp.	8.750	08/01/17	635,000	650,875
Globo Comunicacao E Participacoes SA (Q)	6.250	07/20/15	100,000	106,500

See notes to financial statements
5

Multi Sector Bond Fund
As of 1-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Consumer Discretionary (continued)

Grupo Televisa SA	6.000	05/15/18	$100,000	$113,665
Interactive Data Corp.	10.250	08/01/18	650,000	719,875
Lamar Media Corp. (S)	5.875	02/01/22	525,000	526,969
Local TV Finance LLC, PIK (S)	9.250	06/15/15	145,000	143,550
MediaCom LLC (S)	7.250	02/15/22	420,000	420,000
Myriad International Holding BV	6.375	07/28/17	300,000	327,000
Nara Cable Funding, Ltd. (S)	8.875	12/01/18	505,000	480,826
Nara Cable Funding, Ltd. (EUR) (D)	8.875	12/01/18	100,000	120,668
NBCUniversal Media LLC	5.150	04/30/20	2,700,000	3,094,643
Net Servicos de Comunicacao SA	7.500	01/27/20	100,000	116,250
News America, Inc.	6.650	11/15/37	2,250,000	2,703,627
Omnicom Group, Inc.	4.450	08/15/20	2,950,000	3,127,448
Radio One, Inc., PIK	15.000	05/24/16	493,060	318,024
Regal Entertainment Group	9.125	08/15/18	525,000	574,875
Sinclair Television Group, Inc. (S)	9.250	11/01/17	250,000	277,500
Sinclair Television Group, Inc.	8.375	10/15/18	225,000	239,625
The Interpublic Group of Companies, Inc.	6.250	11/15/14	350,000	378,000
The McClatchy Company	11.500	02/15/17	925,000	943,500
Time Warner Cable, Inc.	8.750	02/14/19	2,300,000	3,025,908
Time Warner, Inc.	7.700	05/01/32	1,789,000	2,375,075
Unitymedia Hessen GmbH & Company KG (S)	8.125	12/01/17	350,000	378,000
Univision Communications, Inc. (S)	8.500	05/15/21	350,000	339,500
Univision Communications, Inc. (S)	7.875	11/01/20	345,000	358,800
Viacom, Inc.	3.500	04/01/17	3,375,000	3,587,379
Visant Corp.	10.000	10/01/17	325,000	294,938
Ziggo Bond Company BV (EUR) (D)	8.000	05/15/18	400,000	548,073

Multiline Retail 0.91%
JC Penney Corp., Inc.	7.400	04/01/37	600,000	582,000
Kohl's Corp.	6.875	12/15/37	2,475,000	3,057,452
Macy's Retail Holdings, Inc.	5.900	12/01/16	2,575,000	2,974,153
Nordstrom, Inc.	4.750	05/01/20	2,550,000	2,859,050
The Bon-Ton Department Stores, Inc.	10.250	03/15/14	95,000	60,088

Specialty Retail 0.33%
Armored AutoGroup, Inc. (S)	9.250	11/01/18	350,000	292,250
Baker & Taylor, Inc. (S)	11.500	07/01/13	450,000	238,500
Claire's Stores, Inc.	9.250	06/01/15	50,000	38,500
Claire's Stores, Inc.	8.875	03/15/19	525,000	430,500
Express LLC	8.750	03/01/18	375,000	412,500
Limited Brands, Inc.	6.950	03/01/33	125,000	118,750
Lowe's Companies, Inc.	4.625	04/15/20	1,075,000	1,214,114
RadioShack Corp.	6.750	05/15/19	250,000	210,000
Toys R Us Property Company LLC	10.750	07/15/17	425,000	472,813

Textiles, Apparel & Luxury Goods 0.09%
Levi Strauss & Company	7.625	05/15/20	500,000	522,500
Quiksilver, Inc.	6.875	04/15/15	475,000	457,188

Consumer Staples 3.13%				32,862,899

Beverages 0.50%
Anheuser-Busch InBev Worldwide, Inc.	4.125	01/15/15	2,675,000	2,914,533
Cott Beverages, Inc.	8.375	11/15/17	150,000	163,500
Cott Beverages, Inc.	8.125	09/01/18	250,000	273,125
SABMiller Holdings, Inc. (S)	2.450	01/15/17	1,850,000	1,890,535

See notes to financial statements
6

Multi Sector Bond Fund
As of 1-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Consumer Staples (continued)

Commercial Services & Supplies 0.03%
ARAMARK Holdings Corp., PIK (S)	8.625	05/01/16	$325,000	$333,938

Food & Staples Retailing 0.55%
Michael Foods, Inc.	9.750	07/15/18	450,000	487,125
New Albertsons, Inc.	8.000	05/01/31	1,350,000	1,083,375
Wal-Mart Stores, Inc.	3.250	10/25/20	3,950,000	4,230,888

Food Products 0.98%
Brickman Group Holdings, Inc. (S)	9.125	11/01/18	350,000	322,875
Campofrio Food Group SA (EUR) (D)	8.250	10/31/16	150,000	203,075
Dean Foods Company	9.750	12/15/18	635,000	692,150
Dean Foods Company	7.000	06/01/16	50,000	50,250
Dean Foods Company	6.900	10/15/17	375,000	370,313
Del Monte Corp.	7.625	02/15/19	1,000,000	983,750
General Mills, Inc.	3.150	12/15/21	2,925,000	2,980,019
Grupo Bimbo SAB de CV (S)	4.875	06/30/20	100,000	105,870
Mead Johnson Nutrition Company	4.900	11/01/19	2,500,000	2,860,523
MHP SA	10.250	04/29/15	100,000	94,000
Minerva Overseas II, Ltd. (S)	10.875	11/15/19	104,000	96,460
Pinnacle Foods Finance LLC	10.625	04/01/17	350,000	370,125
Pinnacle Foods Finance LLC	9.250	04/01/15	255,000	262,650
Pinnacle Foods Finance LLC	8.250	09/01/17	275,000	294,250
Post Holdings, Inc. (S)	7.375	02/15/22	600,000	624,000

Household Products 0.18%
NBTY, Inc.	9.000	10/01/18	475,000	524,875
Reynolds Group Issuer, Inc. (S)	9.875	08/15/19	405,000	412,088
Reynolds Group Issuer, Inc. (S)	9.000	04/15/19	725,000	721,375
Reynolds Group Issuer, Inc. (S)	8.250	02/15/21	250,000	236,875

Personal Products 0.04%
Elizabeth Arden, Inc.	7.375	03/15/21	200,000	211,000
Hypermarcas SA (S)	6.500	04/20/21	179,000	167,365

Tobacco 0.85%
Altria Group, Inc.	9.250	08/06/19	2,250,000	3,064,952
Lorillard Tobacco Company	8.125	06/23/19	2,400,000	2,925,715
Philip Morris International, Inc.	5.650	05/16/18	2,400,000	2,911,325

Energy 4.91%				51,614,750

Energy Equipment & Services 1.00%
Basic Energy Services, Inc.	7.750	02/15/19	250,000	254,375
Complete Production Services, Inc.	8.000	12/15/16	475,000	495,781
Hercules Offshore, Inc. (S)	10.500	10/15/17	576,000	576,000
Hornbeck Offshore Services, Inc.	6.125	12/01/14	375,000	375,469
Hornbeck Offshore Services, Inc. (1.625% Steps down to
1.375% on 11/15/2013)	1.625	11/15/26	330,000	338,250
Inkia Energy, Ltd. (S)	8.375	04/04/21	206,000	206,000
Offshore Group Investments, Ltd.	11.500	08/01/15	590,000	653,425
Parker Drilling Company	9.125	04/01/18	475,000	503,500
Schlumberger Investment SA (S)	3.300	09/14/21	2,800,000	2,918,672
SESI LLC (S)	7.125	12/15/21	320,000	347,200
SESI LLC	6.375	05/01/19	409,000	424,338
Trinidad Drilling, Ltd. (S)	7.875	01/15/19	430,000	455,800
Weatherford International, Ltd.	7.000	03/15/38	2,480,000	2,934,827

See notes to financial statements
7

Multi Sector Bond Fund
As of 1-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Energy (continued)

Oil, Gas & Consumable Fuels 3.91%
Arch Coal, Inc. (S)	7.250	06/15/21	$375,000	$376,875
Arch Coal, Inc. (S)	7.000	06/15/19	125,000	125,313
Atlas Pipeline Partners LP	8.750	06/15/18	675,000	723,938
BP Capital Markets PLC	2.248	11/01/16	1,650,000	1,689,282
Bumi Capital Pte, Ltd.	12.000	11/10/16	100,000	108,500
Bumi Investment Pte, Ltd. (S)	10.750	10/06/17	100,000	106,000
Cloud Peak Energy Resources LLC	8.500	12/15/19	360,000	393,300
Cloud Peak Energy Resources LLC	8.250	12/15/17	95,000	102,600
Concho Resources, Inc.	6.500	01/15/22	250,000	268,750
Consol Energy, Inc.	8.250	04/01/20	175,000	189,656
Consol Energy, Inc.	8.000	04/01/17	400,000	432,000
Copano Energy LLC	7.750	06/01/18	375,000	395,625
Dolphin Energy, Ltd.	5.888	06/15/19	168,580	180,381
Eagle Rock Energy Partners LP (S)	8.375	06/01/19	475,000	484,500
Ecopetrol SA	7.625	07/23/19	25,000	30,125
El Paso Corp.	7.800	08/01/31	125,000	146,535
El Paso Corp.	7.750	01/15/32	75,000	88,123
EQT Corp.	4.875	11/15/21	2,775,000	2,824,714
Forest Oil Corp.	7.250	06/15/19	625,000	625,000
General Maritime Corp. (H)	12.000	11/15/17	645,000	14,513
Hess Corp.	8.125	02/15/19	2,225,000	2,894,890
Inergy LP	7.000	10/01/18	225,000	218,813
KazMunayGas National Company	11.750	01/23/15	231,000	280,088
KazMunayGas National Company	8.375	07/02/13	213,000	227,420
KazMunayGas National Company	7.000	05/05/20	144,000	158,054
KazMunayGas National Company (S)	6.375	04/09/21	200,000	210,500
Kodiak Oil & Gas Corp. (S)	8.125	12/01/19	255,000	270,300
Linn Energy LLC	7.750	02/01/21	900,000	969,750
Marathon Petroleum Corp.	6.500	03/01/41	2,700,000	2,999,462
MarkWest Energy Partners LP	6.250	06/15/22	255,000	270,938
MIE Holdings Corp. (S)	9.750	05/12/16	204,000	187,680
NFR Energy LLC (S)	9.750	02/15/17	400,000	340,000
Novatek Finance, Ltd. (S)	6.604	02/03/21	218,000	228,628
Oasis Petroleum, Inc.	7.250	02/01/21	425,000	446,250
Odebrecht Drilling Norbe VIII/IX, Ltd.	6.350	06/30/21	196,000	203,644
OGX Petroleo e Gas Participacoes SA (S)	8.500	06/01/18	204,000	210,732
Peabody Energy Corp. (S)	6.250	11/15/21	350,000	360,500
Pemex Project Funding Master Trust	6.625	06/15/35	735,000	825,038
Petrobras International Finance Company	5.375	01/27/21	28,000	29,363
Petroleos de Venezuela SA	8.500	11/02/17	152,200	120,619
Petroleos de Venezuela SA	5.000	10/28/15	32,114	24,567
Petroleos de Venezuela SA	4.900	10/28/14	1,905,926	1,600,978
Petroleos Mexicanos (MXN) (D)(S)	7.650	11/24/21	5,250,000	413,990
Petronas Capital, Ltd.	7.875	05/22/22	967,000	1,314,746
Petronas Global Sukuk, Ltd. (S)	4.250	08/12/14	273,000	287,229
QGOG Atlantic/Alaskan Rigs, Ltd. (S)	5.250	07/30/18	234,563	238,081
Quicksilver Resources, Inc.	7.125	04/01/16	450,000	429,750
Sabine Pass LNG LP	7.500	11/30/16	450,000	469,125
Sabine Pass LNG LP	7.250	11/30/13	400,000	414,000
SandRidge Energy, Inc.	8.750	01/15/20	600,000	636,000
Targa Resources Partners LP	7.875	10/15/18	500,000	537,500
Teekay Corp.	8.500	01/15/20	325,000	325,000
Total Capital SA	4.450	06/24/20	2,775,000	3,149,894

See notes to financial statements
8

Multi Sector Bond Fund
As of 1-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Energy (continued)

TransCanada Pipelines, Ltd.	7.250	08/15/38	$3,100,000	$4,316,561
Valero Energy Corp.	6.625	06/15/37	2,675,000	2,925,262
Venoco, Inc.	8.875	02/15/19	325,000	279,500
Williams Partners LP	7.250	02/01/17	2,367,000	2,860,531
Zhaikmunai LLP (S)	10.500	10/19/15	150,000	150,000

Financials 9.55%				100,442,692

Capital Markets 0.48%
Bank of New York Mellon SA Institucion de Banca Multiple
(S)	9.625	05/02/21	297,750	263,509
E*Trade Financial Corp., PIK	12.500	11/30/17	550,000	636,625
Morgan Stanley	6.625	04/01/18	3,900,000	4,111,103

Commercial Banks 1.74%
Abbey National Treasury Services PLC	4.000	04/27/16	4,325,000	4,197,957
Axis Bank (P)	7.125	06/28/22	100,000	90,062
Banco Cruzeiro do Sul SA (S)	8.875	09/22/20	207,000	159,390
Banco De Credito Del Peru	5.375	09/16/20	100,000	98,625
Barclays Bank PLC	5.140	10/14/20	2,650,000	2,541,395
HSBC Holdings PLC	6.500	09/15/37	3,625,000	3,856,380
Lloyds TSB Bank PLC	4.875	01/21/16	2,900,000	2,966,224
PNC Bank NA	4.875	09/21/17	2,700,000	2,916,446
PNC Funding Corp.	6.700	06/10/19	1,225,000	1,529,905

Consumer Finance 0.81%
Ally Financial, Inc.	7.500	09/15/20	400,000	429,000
Ally Financial, Inc.	6.250	12/01/17	225,000	231,840
Capital One Financial Corp.	6.150	09/01/16	3,635,000	3,853,812
Capital One Financial Corp.	4.750	07/15/21	500,000	526,683
Discover Bank	8.700	11/18/19	2,350,000	2,781,110
SLM Corp.	7.250	01/25/22	725,000	732,765

Diversified Financial Services 3.23%
Alfa Bank OJSC (S)	7.875	09/25/17	113,000	113,848
Atlantic Broadband Finance LLC	9.375	01/15/14	200,000	200,000
Aviation Capital Group (S)	6.750	04/06/21	2,925,000	2,825,930
Bank of America Corp.	5.750	12/01/17	1,250,000	1,287,689
BM&FBovespa SA (S)	5.500	07/16/20	150,000	159,000
BTA Bank JSC (10.750% to 01/01/2013, then 12.500%) (H)	10.750	07/01/18	310,989	58,310
BTA Bank JSC (10.750% to 01/01/2013, then 12.500%)
(H)(S)	10.750	07/01/18	270,167	50,656
BTA Bank JSC (Recovery Units) (H)(S)	Zero	06/30/20	578,042	28,902
Citigroup, Inc.	8.500	05/22/19	400,000	489,006
Citigroup, Inc.	5.000	09/15/14	3,650,000	3,753,474
Citigroup, Inc.	4.875	05/07/15	1,950,000	1,985,139
Countrywide Financial Corp.	6.250	05/15/16	1,325,000	1,333,578
Dubai Holding Commercial Operations MTN, Ltd. (GBP) (D)	6.000	02/01/17	200,000	245,825
European Investment Bank (ZAR) (D)(Z)	Zero	12/31/18	1,480,000	103,150
Fox Acquisition Sub LLC (S)	13.375	07/15/16	400,000	437,000
General Electric Capital Corp.	6.750	03/15/32	3,625,000	4,341,913
Gruposura Finance (S)	5.700	05/18/21	201,000	206,025
Inter-American Development Bank (IDR) (D)	5.709	08/20/15	5,260,000,000	473,716
JPMorgan Chase & Company	6.300	04/23/19	2,150,000	2,485,965
JPMorgan Chase & Company	6.125	06/27/17	2,350,000	2,595,909
Merrill Lynch & Company, Inc.	6.050	05/16/16	6,530,000	6,577,454
Ono Finance II PLC (S)	10.875	07/15/19	240,000	214,800

See notes to financial statements
9

Multi Sector Bond Fund
As of 1-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Financials (continued)

ORIX Corp.	5.000	01/12/16	$2,625,000	$2,771,417
Pemex Finance, Ltd.	9.150	11/15/18	255,000	313,230
PHH Corp.	9.250	03/01/16	180,000	172,800
Provident Funding Associates LP (S)	10.250	04/15/17	125,000	119,688
Provident Funding Associates LP (S)	10.125	02/15/19	350,000	264,250
Sinochem Overseas Capital Company, Ltd. (S)	4.500	11/12/20	179,000	175,255
Tarjeta Naranja SA (S)	9.000	01/28/17	39,000	38,240
TNK-BP Finance SA	6.625	03/20/17	100,000	105,875

Insurance 2.09%
Aegon NV	4.625	12/01/15	4,275,000	4,471,458
AXA SA	8.600	12/15/30	2,800,000	2,879,447
CNA Financial Corp.	5.875	08/15/20	2,725,000	2,870,747
CNO Financial Group, Inc. (S)	9.000	01/15/18	350,000	371,875
Fairfax Financial Holdings, Ltd. (S)	5.800	05/15/21	2,150,000	2,061,377
Fidelity National Financial, Inc.	6.600	05/15/17	2,300,000	2,448,716
Hartford Financial Services Group, Inc.	6.000	01/15/19	2,675,000	2,828,090
Kemper Corp.	6.000	05/15/17	1,175,000	1,253,951
Prudential Financial, Inc.	4.750	09/17/15	2,555,000	2,761,587

Real Estate Investment Trusts 1.14%
Boston Properties LP	4.125	05/15/21	3,025,000	3,187,367
Developers Diversified Realty Corp.	4.750	04/15/18	2,850,000	2,872,190
Kimco Realty Corp.	4.300	02/01/18	2,800,000	2,873,962
Ventas Realty LP	4.750	06/01/21	3,000,000	3,093,816

Real Estate Management & Development 0.06%
BR Malls International Finance, Ltd. (Q)	8.500	01/21/16	60,000	61,500
BR Malls International Finance, Ltd. (Q)(S)	8.500	01/21/16	82,000	84,050
Central China Real Estate, Ltd. (S)	12.250	10/20/15	109,000	105,185
Evergrande Real Estate Group, Ltd.	13.000	01/27/15	100,000	92,000
IRSA Inversiones y Representaciones SA (S)	11.500	07/20/20	164,000	173,428
Kaisa Group Holdings, Ltd.	13.500	04/28/15	100,000	93,500

Thrifts & Mortgage Finance 0.00%
Hipotecaria Su Casita SA de CV (S)	7.500	06/29/18	25,235	7,571

Health Care 4.01%				42,135,534

Biotechnology 0.22%
Amgen, Inc.	3.875	11/15/21	2,250,000	2,345,074

Health Care Equipment & Supplies 0.52%
Biomet, Inc.	11.625	10/15/17	450,000	489,375
ConvaTec Healthcare E SA (S)	10.500	12/15/18	475,000	463,719
CR Bard, Inc.	4.400	01/15/21	2,750,000	3,097,559
Surgical Care Affiliates, Inc. (S)	10.000	07/15/17	100,000	96,375
Surgical Care Affiliates, Inc., PIK (S)	8.875	07/15/15	600,000	600,750
United Surgical Partners International, Inc., PIK	9.250	05/01/17	700,000	710,500

Health Care Providers & Services 1.66%
American Renal Holdings Company, Inc.	8.375	05/15/18	575,000	621,000
Community Health Systems, Inc.	8.875	07/15/15	602,000	626,080
Community Health Systems, Inc. (S)	8.000	11/15/19	495,000	507,994
Emergency Medical Services Corp.	8.125	06/01/19	475,000	484,500
Fresenius Medical Care US Finance II, Inc. (S)	5.875	01/31/22	550,000	562,375
HCA Holdings, Inc.	7.750	05/15/21	75,000	78,563
HCA, Inc.	8.360	04/15/24	670,000	654,925
HCA, Inc.	7.500	02/15/22	775,000	829,250

See notes to financial statements
10

Multi Sector Bond Fund
As of 1-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Health Care (continued)

Health Management Associates, Inc. (S)	7.375	01/15/20	$530,000	$545,900
Healthsouth Corp.	8.125	02/15/20	775,000	821,500
Humana, Inc.	8.150	06/15/38	2,500,000	3,412,680
IASIS Healthcare LLC	8.375	05/15/19	525,000	505,313
McKesson Corp.	4.750	03/01/21	2,775,000	3,183,530
Radiation Therapy Services, Inc.	9.875	04/15/17	475,000	331,313
UnitedHealth Group, Inc.	6.000	02/15/18	2,500,000	3,042,980
Vanguard Health Holding Company II LLC	8.000	02/01/18	1,150,000	1,204,625

Health Care Technology 0.28%
Agilent Technologies, Inc.	6.500	11/01/17	2,515,000	2,975,730

Pharmaceuticals 1.33%
Abbott Laboratories	6.150	11/30/37	2,950,000	3,897,419
Allergan, Inc.	3.375	09/15/20	3,050,000	3,220,736
Merck & Company, Inc.	3.875	01/15/21	2,075,000	2,353,417
Teva Pharmaceutical Finance Company, BV	2.400	11/10/16	1,600,000	1,656,816
Watson Pharmaceuticals, Inc.	5.000	08/15/14	2,625,000	2,815,536

Industrials 4.27%				44,924,048

Aerospace & Defense 0.66%
L-3 Communications Corp.	5.200	10/15/19	2,585,000	2,772,033
Textron, Inc.	5.950	09/21/21	1,550,000	1,643,857
Textron, Inc.	4.625	09/21/16	1,525,000	1,584,300
TransDigm, Inc.	7.750	12/15/18	500,000	547,500
Triumph Group, Inc.	8.625	07/15/18	325,000	362,375

Air Freight & Logistics 0.03%
Park-Ohio Industries, Inc.	8.125	04/01/21	275,000	277,750

Building Products 0.07%
Cemex Espana Luxembourg	9.250	05/12/20	80,000	67,200
Griffon Corp.	7.125	04/01/18	625,000	634,375

Commercial Services & Supplies 0.67%
Cenveo Corp. (S)	10.500	08/15/16	175,000	148,750
Cenveo Corp.	8.875	02/01/18	400,000	356,000
Cenveo Corp.	7.875	12/01/13	675,000	550,125
International Lease Finance Corp.	8.250	12/15/20	471,000	502,793
International Lease Finance Corp. (S)	6.500	09/01/14	2,075,000	2,186,531
Iron Mountain, Inc.	8.375	08/15/21	450,000	491,625
Waste Management, Inc.	6.100	03/15/18	2,350,000	2,797,200

Construction & Engineering 0.01%
Yuksel Insaat AS	9.500	11/10/15	100,000	78,000

Construction Materials 0.02%
Votorantim Cimentos SA (S)	7.250	04/05/41	200,000	202,000

Containers & Packaging 0.07%
Ardagh Packaging Finance PLC (EUR) (D)	9.250	10/15/20	200,000	255,070
Ardagh Packaging Finance PLC (S)	9.125	10/15/20	500,000	510,000

Industrial Conglomerates 0.75%
Hutchison Whampoa International 09, Ltd. (S)	7.625	04/09/19	3,375,000	4,133,454
Hutchison Whampoa International 11, Ltd. (S)	4.625	01/13/22	200,000	201,280
Odebrecht Drilling Norbe VIII/IX, Ltd. (S)	6.350	06/30/21	137,200	142,551
Tomkins LLC	9.000	10/01/18	405,000	448,538
Tyco International Finance SA	8.500	01/15/19	2,275,000	2,970,656

See notes to financial statements
11

Multi Sector Bond Fund
As of 1-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Industrials (continued)

Machinery 0.83%
Case New Holland, Inc.	7.875	12/01/17	$200,000	$230,500
Caterpillar Financial Services Corp.	1.375	05/20/14	2,575,000	2,613,409
Joy Global, Inc.	5.125	10/15/21	1,050,000	1,133,262
RBS Global, Inc.	8.500	05/01/18	925,000	982,813
The Manitowoc Company, Inc.	9.500	02/15/18	425,000	470,688
The Manitowoc Company, Inc.	8.500	11/01/20	175,000	190,750
Volvo Treasury AB (S)	5.950	04/01/15	2,610,000	2,791,974
Xerium Technologies, Inc. (S)	8.875	06/15/18	350,000	308,000

Professional Services 0.05%
TransUnion LLC	11.375	06/15/18	450,000	531,000

Road & Rail 0.95%
Canadian National Railway Company	2.850	12/15/21	4,250,000	4,358,940
ERAC USA Finance LLC (S)	6.375	10/15/17	2,325,000	2,699,739
Ryder System, Inc.	3.150	03/02/15	2,900,000	2,995,172

Trading Companies & Distributors 0.05%
Aircastle, Ltd.	9.750	08/01/18	500,000	550,000

Transportation Infrastructure 0.11%
CHC Helicopter SA (S)	9.250	10/15/20	675,000	663,188
DP World Sukuk, Ltd.	6.250	07/02/17	100,000	103,250
DP World, Ltd.	6.850	07/02/37	280,000	260,400
SCF Capital, Ltd. (S)	5.375	10/27/17	200,000	177,000

Information Technology 1.21%				12,713,709

Communications Equipment 0.39%
Cisco Systems, Inc.	5.500	01/15/40	2,925,000	3,548,057
CommScope, Inc. (S)	8.250	01/15/19	535,000	556,400

Electronic Equipment, Instruments & Components 0.11%
CPI International, Inc.	8.000	02/15/18	500,000	430,000
NXP BV (S)	9.750	08/01/18	600,000	670,500
STATS ChipPAC, Ltd. (S)	5.375	03/31/16	20,000	20,400

IT Services 0.05%
iGate Corp.	9.000	05/01/16	455,000	483,438

Semiconductors & Semiconductor Equipment 0.50%
Analog Devices, Inc.	3.000	04/15/16	1,825,000	1,931,947
Applied Materials, Inc.	4.300	06/15/21	2,750,000	3,046,117
MEMC Electronic Materials, Inc.	7.750	04/01/19	380,000	307,800

Software 0.16%
First Data Corp.	12.625	01/15/21	600,000	580,500
Lawson Software, Inc. (S)	11.500	07/15/18	630,000	636,300
SunGard Data Systems, Inc.	7.625	11/15/20	150,000	159,375
SunGard Data Systems, Inc.	7.375	11/15/18	325,000	342,875

Materials 2.61%				27,439,628

Chemicals 0.57%
Ineos Group Holdings, Ltd. (S)	8.500	02/15/16	925,000	832,500
Ineos Group Holdings, Ltd. (EUR) (D)	7.875	02/15/16	50,000	56,279
Koppers, Inc.	7.875	12/01/19	375,000	395,625
LyondellBasell Industries NV (S)	6.000	11/15/21	475,000	516,563
MacDermid, Inc. (S)	9.500	04/15/17	425,000	433,500

See notes to financial statements
12

Multi Sector Bond Fund
As of 1-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Materials (continued)

Momentive Performance Materials, Inc.	11.500	12/01/16	$75,000	$63,000
Momentive Performance Materials, Inc.	9.000	01/15/21	925,000	837,125
Nova Chemicals Corp.	8.375	11/01/16	575,000	638,250
The Dow Chemical Company	8.550	05/15/19	1,625,000	2,155,330

Construction Materials 0.04%
Cemex SAB de CV (P)(S)	5.579	09/30/15	277,000	229,910
West China Cement, Ltd. (S)	7.500	01/25/16	200,000	168,500

Containers & Packaging 0.30%
ARD Finance SA, PIK (S)	11.125	06/01/18	238,419	209,809
BWAY Holding Company	10.000	06/15/18	475,000	517,750
Cascades, Inc.	7.750	12/15/17	450,000	464,625
Graphic Packaging International, Inc.	9.500	06/15/17	425,000	468,563
Pregis Corp.	12.375	10/15/13	295,000	281,725
Sealed Air Corp. (S)	8.375	09/15/21	845,000	950,625
Solo Cup Company	8.500	02/15/14	320,000	297,600

Metals & Mining 1.55%
APERAM (S)	7.750	04/01/18	250,000	213,750
APERAM (S)	7.375	04/01/16	200,000	175,000
ArcelorMittal	9.850	06/01/19	2,150,000	2,536,224
Atkore International, Inc.	9.875	01/01/18	600,000	594,000
Barrick PD Australian Finance Pty, Ltd.	5.950	10/15/39	2,425,000	2,867,170
Corporacion Nacional del Cobre de Chile	6.150	10/24/36	285,000	357,679
Evraz Group SA (S)	6.750	04/27/18	204,000	192,270
FMG Resources August 2006 Pty, Ltd. (S)	8.250	11/01/19	580,000	622,050
Gold Fields Orogen Holding BVI, Ltd.	4.875	10/07/20	200,000	189,721
Hyundai Steel Company (S)	4.625	04/21/16	3,100,000	3,131,977
JMC Steel Group (S)	8.250	03/15/18	350,000	358,750
Metalloinvest Finance, Ltd. (S)	6.500	07/21/16	203,000	193,611
Metinvest BV (S)	8.750	02/14/18	373,000	324,510
Mirabela Nickel, Ltd. (S)	8.750	04/15/18	120,000	104,400
Novelis, Inc.	8.375	12/15/17	575,000	631,063
Southern Copper Corp.	6.750	04/16/40	54,000	57,120
Taseko Mines, Ltd.	7.750	04/15/19	500,000	460,000
Vale Overseas, Ltd.	5.625	09/15/19	2,775,000	3,100,474
Vedanta Resources PLC (S)	8.250	06/07/21	204,000	165,240
Volcan Cia Minera SAA (S)	5.375	02/02/22	58,000	58,488

Paper & Forest Products 0.15%
Ainsworth Lumber Company, Ltd., PIK (S)	11.000	07/29/15	560,901	415,067
Catalyst Paper Corp. (H)(S)	11.000	12/15/16	420,000	247,800
Mercer International, Inc.	9.500	12/01/17	510,000	529,125
NewPage Corp. (H)	11.375	12/31/14	325,000	211,250
Verso Paper Holdings LLC	8.750	02/01/19	125,000	69,375
Verso Paper Holdings LLC, Series B	11.375	08/01/16	287,000	116,235

Telecommunication Services 3.07%				32,231,002

Diversified Telecommunication Services 2.47%
AT&T, Inc.	6.500	09/01/37	2,175,000	2,683,606
Axtel SAB de CV	9.000	09/22/19	157,000	124,030
Axtel SAB de CV (S)	7.625	02/01/17	52,000	39,520
Cincinnati Bell, Inc.	8.750	03/15/18	420,000	404,250
Cincinnati Bell, Inc.	8.250	10/15/17	620,000	637,825
Crown Castle Towers LLC (S)	4.883	08/15/20	2,825,000	2,943,701
Discovery Communications LLC	3.700	06/01/15	2,775,000	2,949,606

See notes to financial statements
13

Multi Sector Bond Fund
As of 1-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Telecommunication Services (continued)

Frontier Communications Corp.	9.000	08/15/31	$1,919,000	$1,707,910
GXS Worldwide, Inc.	9.750	06/15/15	470,000	460,600
Indosat Palapa Company BV (S)	7.375	07/29/20	103,000	115,360
Intelsat Jackson Holdings SA	8.500	11/01/19	225,000	243,563
Intelsat Jackson Holdings SA (S)	7.250	04/01/19	450,000	470,250
ITC Deltacom, Inc.	10.500	04/01/16	450,000	468,000
Level 3 Financing, Inc.	10.000	02/01/18	675,000	720,563
PCCW-HKT Capital No 4, Ltd.	4.250	02/24/16	109,000	110,732
Qwest Corp.	7.125	11/15/43	450,000	442,125
Telecom Italia Capital SA	5.250	10/01/15	2,775,000	2,681,344
Telefonica Emisiones SAU	4.949	01/15/15	1,700,000	1,756,629
Telemar Norte Leste SA	5.500	10/23/20	240,000	239,700
UPC Holding BV (S)	9.875	04/15/18	250,000	271,875
UPC Holding BV (EUR) (D)	9.750	04/15/18	100,000	136,691
UPC Holding BV (EUR) (D)	8.375	08/15/20	175,000	225,475
Verizon Wireless Capital LLC	8.500	11/15/18	2,807,000	3,914,906
Virgin Media Finance PLC	8.375	10/15/19	225,000	252,000
West Corp.	8.625	10/01/18	100,000	105,000
West Corp.	7.875	01/15/19	300,000	314,250
Wind Acquisition Holdings Finance SA, PIK (S)	12.250	07/15/17	728,747	568,423
Windstream Corp.	7.500	04/01/23	960,000	993,600

Wireless Telecommunication Services 0.60%
America Movil SAB de CV	6.125	03/30/40	2,200,000	2,679,433
America Movil SAB de CV	2.375	09/08/16	400,000	405,267
Bakrie Telecom Pte, Ltd.	11.500	05/07/15	148,000	96,200
Digicel Group, Ltd.	10.500	04/15/18	334,000	351,535
Nextel Communications, Inc.	7.375	08/01/15	350,000	338,625
Qtel International Finance, Ltd. (S)	5.000	10/19/25	202,000	203,515
Qtel International Finance, Ltd.	4.750	02/16/21	300,000	304,500
Sprint Capital Corp.	8.750	03/15/32	1,115,000	936,600
Sprint Nextel Corp. (S)	9.000	11/15/18	380,000	409,450
Syniverse Holdings, Inc.	9.125	01/15/19	125,000	134,688
Vimpel Communications Via VIP Finance Ireland, Ltd. (S)	7.748	02/02/21	203,000	195,895
VimpelCom Holdings BV	6.255	03/01/17	200,000	193,760

Utilities 2.03%				21,357,856

Electric Utilities 1.28%
Abu Dhabi National Energy Company	6.250	09/16/19	100,000	109,125
Duke Energy Carolinas LLC	5.300	02/15/40	2,325,000	2,850,534
Edison Mission Energy	7.625	05/15/27	100,000	53,500
Edison Mission Energy	7.000	05/15/17	1,275,000	739,500
Emgesa SA ESP (COP) (D)	8.750	01/25/21	129,000,000	75,973
Emgesa SA ESP (COP) (D)(S)	8.750	01/25/21	176,000,000	104,732
Empresa Distribuidora y Comercializadora Norte (S)	9.750	10/25/22	152,000	126,160
Exelon Generation Company LLC	4.000	10/01/20	3,065,000	3,226,795
Oncor Electric Delivery Company LLC	6.375	01/15/15	2,525,000	2,887,158
Pacificorp	4.100	02/01/42	1,000,000	1,007,190
PPL Energy Supply LLC	6.500	05/01/18	1,950,000	2,251,452

Gas Utilities 0.02%
Empresa de Energia de Bogota SA (S)	6.125	11/10/21	200,000	205,000

Independent Power Producers & Energy Traders 0.53%
Calpine Corp. (S)	7.875	07/31/20	750,000	808,125
Calpine Corp. (S)	7.500	02/15/21	225,000	239,625

See notes to financial statements
14

Multi Sector Bond Fund
As of 1-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Utilities (continued)

Capex SA (S)	10.000	03/10/18	$121,000	$103,153
DPL, Inc. (S)	7.250	10/15/21	260,000	289,250
Dynegy Holdings LLC (H)	7.750	06/01/19	800,000	490,000
Empresas Publicas de Medellin ESP (COP) (D)(S)	8.375	02/01/21	220,000,000	126,954
Empresas Publicas de Medellin ESP (COP) (D)	8.375	02/01/21	48,000,000	27,553
GenOn Energy, Inc.	9.875	10/15/20	300,000	279,000
GenOn Energy, Inc.	9.500	10/15/18	430,000	406,350
NRG Energy, Inc.	8.500	06/15/19	900,000	904,500
NRG Energy, Inc. (S)	7.875	05/15/21	325,000	308,750
NRG Energy, Inc. (S)	7.625	05/15/19	175,000	167,125
The AES Corp.	9.750	04/15/16	425,000	499,375
The AES Corp.	8.000	10/15/17	325,000	364,813
The AES Corp.	8.000	06/01/20	125,000	141,875
The AES Corp. (S)	7.375	07/01/21	375,000	414,375

Multi-Utilities 0.20%
MidAmerican Energy Holdings Company	5.750	04/01/18	1,825,000	2,149,914

U.S. Government & Agency Obligations 6.06%				$63,696,334

(Cost $63,506,255)

U.S. Government Agency 6.06%				63,696,334

Federal Home Loan Mortgage Corp.
Freddie Mac Gold Pool	6.000	TBA	1,450,000	1,590,479
Freddie Mac Gold Pool	5.500	TBA	3,125,000	3,389,006
Freddie Mac Gold Pool	5.000	TBA	4,300,000	4,627,490
Freddie Mac Gold Pool	4.500	TBA	1,000,000	1,063,872
Freddie Mac Non Gold Pool (P)	5.448	01/01/37	538,781	577,119
Freddie Mac Non Gold Pool (P)	4.939	07/01/38	3,424,190	3,647,830
Freddie Mac Non Gold Pool (P)	2.536	11/01/36	516,325	540,126
Federal National Mortgage Association
Fannie Mae Pool	6.500	01/01/37	1,726,438	1,933,273
Fannie Mae Pool	6.000	TBA	3,050,000	3,352,163
Fannie Mae Pool (P)	5.788	01/01/37	676,444	724,696
Fannie Mae Pool (P)	5.633	10/01/38	1,284,878	1,368,796
Fannie Mae Pool	5.500	TBA	1,200,000	1,305,691
Fannie Mae Pool (P)	5.265	04/01/37	2,176,217	2,301,182
Fannie Mae Pool (P)	5.032	11/01/35	761,766	811,519
Fannie Mae Pool	5.000	TBA	3,000,000	3,230,650
Fannie Mae Pool	4.500	TBA	8,400,000	8,977,210
Fannie Mae Pool	4.000	TBA	4,600,000	4,863,413
Government National Mortgage Association
Ginnie Mae Pool	6.000	08/15/35	578,431	654,674
Ginnie Mae Pool	5.500	TBA	5,000,000	5,578,003
Ginnie Mae Pool	5.000	TBA	5,000,000	5,540,568
Ginnie Mae Pool	4.500	TBA	5,000,000	5,461,546
Ginnie Mae Pool	4.000	TBA	2,000,000	2,157,028

See notes to financial statements
15

Multi Sector Bond Fund
As of 1-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Foreign Government Obligations 6.95%				$73,101,308

(Cost $71,921,164)

Argentina 0.33%				3,468,748

Republic of Argentina
Bond	8.280	12/31/33	$1,594,300	1,243,554
Bond (EUR) (D)	7.820	12/31/33	1,849,246	1,626,714
Bond (ARS) (D)(P)	5.830	12/31/33	1,189,643	373,437
Bond (EUR) (D)	3.135	12/15/35	1,470,465	225,043

Brazil 0.72%				7,533,887

Federative Republic of Brazil
Bond	4.875	01/22/21	532,000	598,500
Note	5.875	01/15/19	439,000	523,947
Letras do Tesouro Nacional
Bill (BRL) (D)(Z)	Zero	01/15/15	900,000	383,828
Notas do Tesouro Nacional
Note (BRL) (D)	10.000	01/01/14	3,128,000	1,803,011
Note (BRL) (D)	10.000	01/01/17	3,300,000	1,838,791
Note (BRL) (D)	10.000	01/01/21	4,461,000	2,385,810

Colombia 0.35%				3,640,547

Bogota Distrito Capital
Note (COP) (D)	9.750	07/26/28	2,265,000,000	1,723,587
Republic of Colombia
Bond	8.125	05/21/24	715,000	996,710
Bond	7.375	09/18/37	582,000	800,250
Bond	6.125	01/18/41	100,000	120,000

Croatia 0.05%				475,785

Republic of Croatia
Bond (S)	6.625	07/14/20	113,000	106,785
Bond (S)	6.375	03/24/21	400,000	369,000

El Salvador 0.06%				642,450

Republic of El Salvador
Bond	8.250	04/10/32	300,000	329,250
Bond	7.375	12/01/19	290,000	313,200

Ghana 0.01%				112,710

Republic of Ghana
Bond	8.500	10/04/17	102,000	112,710

Hungary 0.12%				1,298,259

Government of Hungary
Bond (HUF) (D)	7.500	10/24/13	40,680,000	177,857
Bond (HUF) (D)	6.750	02/12/13	77,310,000	337,673
Bond (HUF) (D)	6.750	08/22/14	42,560,000	181,441
Bond (HUF) (D)	6.750	11/24/17	26,000,000	104,227
Bond (HUF) (D)	5.500	02/12/14	4,000,000	16,730
Republic of Hungary
Bond	7.625	03/29/41	26,000	24,018
Bond (HUF) (D)	6.750	02/24/17	20,000,000	81,223
Bond (GBP) (D)	5.500	05/06/14	11,000	15,762
Bond (GBP) (D)	5.000	03/30/16	37,000	47,821

See notes to financial statements
16

Multi Sector Bond Fund
As of 1-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Hungary (continued)

Bond	4.750	02/03/15	$42,000	$39,270
Bond (EUR) (D)	4.500	01/29/14	78,000	94,519
Bond (EUR) (D)	4.375	07/04/17	113,000	121,943
Bond (EUR) (D)	3.500	07/18/16	52,000	55,775

Indonesia 0.16%				1,653,661

Republic of Indonesia
Bond	11.625	03/04/19	457,000	679,788
Bond (S)	11.625	03/04/19	575,000	855,313
Bond	5.875	03/13/20	104,000	118,560

Iraq 0.18%				1,866,200

Republic of Iraq
Bond	5.800	01/15/28	2,408,000	1,866,200

Lithuania 0.08%				858,878

Republic of Lithuania
Bond	6.625	02/01/22	354,000	360,190
Bond	6.125	03/09/21	505,000	498,688

Malaysia 0.57%				6,033,611

Government of Malaysia
Bond	5.625	03/15/16	239,000	266,182
Bond (MYR) (D)	5.094	04/30/14	1,020,000	351,022
Bond (MYR) (D)	4.262	09/15/16	890,000	305,434
Bond (MYR) (D)	4.012	09/15/17	3,610,000	1,228,080
Bond (MYR) (D)	3.835	08/12/15	10,140,000	3,416,480
Bond (MYR) (D)	3.741	02/27/15	1,390,000	466,413

Mexico 0.80%				8,419,107

Government of Mexico
Bond (MXN) (D)	8.500	05/31/29	13,970,000	1,257,850
Bond (MXN) (D)	8.500	11/18/38	2,401,000	209,065
Bond	8.000	09/24/22	152,000	211,660
Bond (MXN) (D)	7.750	12/14/17	8,230,000	710,762
Bond (MXN) (D)	7.750	05/29/31	6,890,000	570,762
Bond (MXN) (D)	6.500	06/10/21	41,620,000	3,324,344
Bond	5.750	10/12/10	904,000	946,940
Bond (MXN) (D)	4.000	06/13/19	1,562,068	137,588
Bond (MXN) (D)	3.500	12/14/17	1,609,404	136,775
Bond (MXN) (D)	2.500	12/10/20	11,635,041	913,361

Panama 0.20%				2,121,252

Republic of Panama
Bond	9.375	04/01/29	84,000	132,720
Bond	8.875	09/30/27	217,000	323,330
Bond	6.700	01/26/36	494,000	629,850
Bond	5.200	01/30/20	911,000	1,035,352

Peru 0.06%				631,750

Republic of Peru
Bond	7.350	07/21/25	475,000	631,750

Philippines 0.15%				1,566,177

Republic of Philippines
Bond	9.500	02/02/30	124,000	193,285

See notes to financial statements
17

Multi Sector Bond Fund
As of 1-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Philippines (continued)

Bond	7.750	01/14/31	$920,000	$1,251,200
Bond (PHP) (D)	4.950	01/15/21	5,000,000	121,692

Poland 0.59%				6,165,002

Government of Poland
Bond (PLN) (D)	5.750	10/25/21	520,000	163,084
Republic of Poland
Bond	6.375	07/15/19	1,443,000	1,621,571
Bond (PLN) (D)	5.750	09/23/22	1,010,000	316,760
Bond (PLN) (D)	5.500	04/25/15	4,780,000	1,508,749
Bond	5.125	04/21/21	338,000	347,718
Bond	5.000	03/23/22	638,000	646,932
Bond (PLN) (D)	3.000	08/24/16	3,833,119	1,221,756
Bond (PLN) (D) (Z)	Zero	01/25/13	1,140,000	338,432

Qatar 0.08%				848,894

Government of Qatar
Bond	6.550	04/09/19	255,000	300,900
Bond	5.250	01/20/20	501,000	547,994

Russia 0.41%				4,310,081

Government of Russia
Eurobond	12.750	06/24/28	282,000	494,910
Eurobond	11.000	07/24/18	72,000	100,440
Eurobond	7.500	03/31/30	3,134,794	3,714,731

South Africa 0.76%				7,973,665

Republic of South Africa
Bond (ZAR) (D)	10.500	12/21/26	13,840,000	2,124,371
Bond (ZAR) (D)	8.000	12/21/18	5,450,000	717,877
Bond (ZAR) (D)	7.250	01/15/20	990,000	123,517
Bond (ZAR) (D)	7.000	02/28/31	5,200,000	565,184
Bond	6.875	05/27/19	183,000	218,685
Bond (ZAR) (D)	6.750	03/31/21	24,800,000	2,971,776
Bond	6.250	03/08/41	361,000	406,125
Bond	5.500	03/09/20	764,000	846,130

Thailand 0.24%				2,533,868

Kingdom of Thailand
Bond (THB) (D)	5.250	05/12/14	4,670,000	158,131
Bond (THB) (D)	4.250	03/13/13	5,830,000	190,932
Bond (THB) (D)	3.625	05/22/15	4,160,000	136,831
Bond (THB) (D)	3.125	12/11/15	58,900,000	1,906,661
Bond (THB) (D)	2.800	10/10/17	2,320,000	73,609
Bond (THB) (D)	1.200	07/14/21	2,020,200	67,704

Turkey 0.66%				6,991,232

Republic of Turkey
Bond (TRY) (D)	10.000	06/17/15	160,000	91,398
Bond (TRY) (D)	9.000	05/21/14	357,657	225,764
Bond (TRY) (D)	9.000	01/27/16	1,100,000	608,239
Bond (TRY) (D)	8.827	07/17/13	1,060,000	523,548
Bond (TRY) (D)	8.000	01/29/14	160,000	87,796
Bond	7.500	11/07/19	206,000	233,810
Bond	7.250	03/15/15	590,000	643,100

See notes to financial statements
18

Multi Sector Bond Fund
As of 1-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Turkey (continued)

Bond	7.250	03/05/38	$384,000	$417,120
Bond	7.000	06/05/20	83,000	91,611
Bond	5.125	03/25/22	226,000	215,265
Bond (TRY) (D)	4.500	02/11/15	292,613	168,963
Bond (TRY) (D) (Z)	Zero	08/08/12	870,000	466,236
Bond (TRY) (D) (Z)	Zero	02/20/13	2,400,000	1,227,629
Bond (TRY) (D) (Z)	Zero	05/15/13	3,970,000	1,990,753

Ukraine 0.10%				1,053,625

Republic of Ukraine
Bond	7.750	09/23/20	1,099,000	961,625
Bond	6.875	09/23/15	100,000	92,000

Uruguay 0.11%				1,185,295

Republic of Uruguay
Bond	8.000	11/18/22	566,093	771,019
Bond	7.625	03/21/36	300,200	414,276

Venezuela 0.16%				1,716,624

Republic of Venezuela
Bond	13.625	08/15/18	400,000	407,000
Bond	12.750	08/23/22	48,500	46,439
Bond	8.500	10/08/14	1,309,000	1,263,185

Capital Preferred Securities 0.36%				$3,778,237

(Cost $3,957,044)

Financials 0.35%				3,628,678

ILFC E-Capital Trust I (1.550% + Highest of 3 month LIBOR,
10 year CMT and 30 year CMT) (S)	4.340	12/21/65	650,000	410,651
Standard Chartered PLC (6.409% to 01/30/2017, then 3
month LIBOR + 1.510%) (Q)(S)	6.409	01/30/17	3,700,000	3,218,027

Industrials 0.01%				149,559

Hutchison Whampoa International 10, Ltd. (P)(Q)	6.000	10/28/15	149,000	149,559

Convertible Bonds 1.84%				$19,388,165

(Cost $19,846,314)

Consumer Discretionary 0.22%				2,368,964

Auto Components 0.13%
Cie Generale des Etablissements Michelin (EUR) (D)(Z)	Zero	01/01/17	404,898	589,211
TRW Automotive, Inc.	3.500	12/01/15	523,000	775,348

Hotels, Restaurants & Leisure 0.01%
Home Inns & Hotels Management, Inc. (S)	2.000	12/15/15	98,000	78,155

Specialty Retail 0.08%
RadioShack Corp. (S)	2.500	08/01/13	988,000	926,250

Consumer Staples 0.14%				1,469,536

Food Products 0.14%
Smithfield Foods, Inc.	4.000	06/30/13	597,000	696,998
Tyson Foods, Inc.	3.250	10/15/13	630,000	772,538

See notes to financial statements
19

Multi Sector Bond Fund
As of 1-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Energy 0.22%				$2,283,481

Energy Equipment & Services 0.18%
Hercules Offshore, Inc. (3.375% Steps down to Zero Coupon
on 6/1/2013)	3.375	06/01/38	$833,000	779,896
Newpark Resources, Inc.	4.000	10/01/17	364,000	392,210
Subsea 7 SA	2.250	10/11/13	600,000	673,500

Oil, Gas & Consumable Fuels 0.04%
Cheniere Energy, Inc.	2.250	08/01/12	452,000	437,875

Health Care 0.19%				2,052,682

Biotechnology 0.13%
Dendreon Corp.	2.875	01/15/16	546,000	455,228
Gilead Sciences, Inc.	1.000	05/01/14	415,000	501,631
PDL BioPharma, Inc.	3.750	05/01/15	260,000	265,200
Savient Pharmaceuticals, Inc.	4.750	02/01/18	384,000	193,440

Health Care Equipment & Supplies 0.02%
Integra LifeSciences Holdings Corp. (S)	1.625	12/15/16	218,000	187,208

Pharmaceuticals 0.04%
Teva Pharmaceutical Finance Company, LLC	0.250	02/01/26	410,000	449,975

Industrials 0.17%				1,801,276

Airlines 0.04%
AirTran Holdings, Inc.	5.250	11/01/16	322,000	421,418

Machinery 0.13%
Altra Holdings, Inc. (S)	2.750	03/01/31	523,000	495,543
Greenbrier Companies, Inc. (S)	3.500	04/01/18	881,000	841,355

Marine 0.00%
Ultrapetrol Bahamas, Ltd. (S)	7.250	01/15/17	64,000	42,960

Information Technology 0.75%				7,877,491

Communications Equipment 0.24%
Alcatel-Lucent (EUR) (D)	5.000	01/01/15	13,566,000	143,938
Alcatel-Lucent USA, Inc.	2.875	06/15/25	238,000	217,473
Alcatel-Lucent USA, Inc., Series A	2.875	06/15/23	880,000	660,000
Ciena Corp. (S)	4.000	03/15/15	340,000	361,250
Comtech Telecommunications Corp.	3.000	05/01/29	388,000	427,285
Ixia	3.000	12/15/15	670,000	698,475

Internet Software & Services 0.11%
Digital River, Inc.	2.000	11/01/30	884,000	785,655
WebMD Health Corp. (S)	2.500	01/31/18	298,000	257,770
WebMD Health Corp. (S)	2.250	03/31/16	98,000	91,018

Semiconductors & Semiconductor Equipment 0.29%
Micron Technology, Inc.	1.875	06/01/14	216,000	212,220
Micron Technology, Inc.	1.875	06/01/27	307,000	288,964
Micron Technology, Inc. (S)	1.500	08/01/31	523,000	519,078
ON Semiconductor Corp.	2.625	12/15/26	674,000	764,148
ON Semiconductor Corp., Series B (Call/Conversion date on
04/15/2012) (Z)	Zero	04/15/24	834,000	853,808
Rudolph Technologies, Inc. (S)	3.750	07/15/16	102,000	106,185
Xilinx, Inc.	3.125	03/15/37	245,000	307,169

See notes to financial statements
20

Multi Sector Bond Fund
As of 1-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Information Technology (continued)

Software 0.11%
Callidus Software, Inc. (S)	4.750	06/01/16	$461,000	$495,575
Mentor Graphics Corp. (S)	4.000	04/01/31	674,000	687,480

Materials 0.15%				$1,534,735

Construction Materials 0.03%
Cemex SAB de CV (S)	3.750	03/15/18	275,000	223,781
Cemex SAB de CV (S)	3.250	03/15/16	112,000	91,140

Containers & Packaging 0.07%
Owens-Brockway Glass Container, Inc. (S)	3.000	06/01/15	700,000	686,000

Metals & Mining 0.05%
RTI International Metals, Inc.	3.000	12/01/15	509,000	533,814

Structured Notes (K) 1.00%				$10,510,266

(Cost $9,994,926)

Brazil 0.17%				1,740,516

Federative Republic of Brazil (HSBC Bank PLC)
Note (BRL) (D)	10.000	01/01/17	700,000	386,232
Federative Republic of Brazil (JPMorgan Chase & Company)
Note (BRL) (D)	10.000	01/01/17	400,000	222,884
Note (BRL) (D)	10.000	01/01/21	2,155,000	1,131,400

Colombia 0.18%				1,867,974

Republic of Colombia (Citigroup Funding, Inc.)
Note (COP) (D)	11.000	07/27/20	2,550,000,000	1,728,864
Note (COP) (D)	10.000	07/24/24	208,000,000	139,110

Indonesia 0.33%				3,513,330

Republic of Indonesia (Barclays Bank PLC)
Note (IDR) (D)	11.500	09/15/19	22,800,000,000	3,513,330

Russia 0.28%				2,994,659

Government of Russia (Credit Suisse)
Bond (RUB) (D)	7.500	03/15/18	5,100,000	165,706
Bond (RUB) (D)	7.400	06/14/17	14,700,000	480,147
Bond (RUB) (D)	7.000	06/03/15	37,200,000	1,212,363
Government of Russia (Deutsche Bank AG)
Bond (RUB) (D)	7.350	01/20/16	10,000,000	329,371
Government of Russia (HSBC Bank PLC)
Bond (RUB) (D)(S)	7.350	01/20/16	9,000,000	296,434
Government of Russia (JPMorgan Chase & Company)
Bond (RUB) (D)	6.880	07/15/15	15,700,000	510,638

United Kingdom 0.04%				393,787

Cablevision SA (Deutsche Bank AG)
Bond (S)	9.375	02/13/18	390,000	393,787

See notes to financial statements
21

Multi Sector Bond Fund
As of 1-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Term Loans (M) 19.24%				$202,246,876

(Cost $205,091,872)

Consumer Discretionary 4.87%				51,167,314

Auto Components 0.26%
Allison Transmission, Inc.	2.790	08/07/14	$2,723,239	2,691,922

Automobiles 0.31%
Chrysler Group LLC	6.000	05/24/17	3,277,530	3,206,391

Diversified Consumer Services 0.07%
SSI Investments II	6.500	05/26/17	738,150	739,995

Hotels, Restaurants & Leisure 0.56%
Boyd Gaming Corp.	6.000	12/17/15	1,375,000	1,369,844
CCM Merger, Inc.	7.000	03/01/17	2,951,733	2,936,053
Isle of Capri Casinos, Inc.	4.750	11/01/13	1,626,753	1,625,398

Leisure Equipment & Products 0.13%
AMC Networks, Inc.	4.000	12/31/18	1,360,165	1,349,397

Media 2.86%
Advantage Sales & Marketing LLC	9.250	06/18/18	710,000	699,350
Advantage Sales & Marketing LLC	5.250	12/18/17	2,106,466	2,087,929
Cumulus Media, Inc.	5.750	09/17/18	2,825,000	2,823,486
Getty Images, Inc.	5.250	11/07/16	2,593,922	2,601,056
Hubbard Broadcasting, Inc.	5.250	04/28/17	1,189,997	1,192,972
Interactive Data Corp.	4.500	02/12/18	2,573,756	2,564,105
Kabel Deutschland GmbH (T)	—	01/20/19	1,110,000	1,106,881
Lin Television Corp.	5.000	12/21/18	985,000	989,925
MCC Georgia LLC	4.500	10/23/17	1,951,562	1,936,925
Nielsen Finance LLC	3.545	05/02/16	2,101,453	2,100,688
RH Donnelley, Inc.	9.000	10/24/14	1,645,596	607,042
Sinclair Television Group, Inc.	4.000	10/28/16	2,338,569	2,331,261
Sinclair Television Group, Inc. (T)	—	10/28/16	1,005,134	1,007,396
Univision Communications, Inc.	4.520	03/31/17	5,555,613	5,223,432
UPC Financing Partnership	4.750	12/29/17	831,000	827,884
Visant Corp.	5.250	12/22/16	2,129,590	2,018,168

Multiline Retail 0.49%
Lord & Taylor	5.750	01/11/19	2,565,000	2,567,137
The Neiman Marcus Group, Inc.	4.750	05/16/18	2,664,000	2,614,050

Specialty Retail 0.19%
Toys R Us - Delaware, Inc.	6.000	09/01/16	1,678,750	1,665,992
Toys R Us - Delaware, Inc.	5.250	05/25/18	288,550	282,635

Consumer Staples 2.22%				23,328,132

Food & Staples Retailing 0.57%
BJ's Wholesale Club, Inc.	7.000	09/28/18	2,064,825	2,081,602
Dunkin' Brands, Inc.	4.000	11/23/17	2,156,675	2,151,643
Michael Foods, Inc.	4.250	02/23/18	1,713,170	1,711,029

Food Products 1.01%
Dean Foods Company	3.580	04/02/16	862,046	841,572
Del Monte Corp.	4.500	03/08/18	3,509,365	3,420,754
Dole Food Company, Inc.	5.043	07/06/18	711,436	712,318
Dole Food Company, Inc.	5.029	07/06/18	1,321,239	1,322,877
Pierre Foods, Inc.	7.000	09/30/16	2,098,437	2,087,945

See notes to financial statements
22

Multi Sector Bond Fund
As of 1-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Consumer Staples (continued)

Pinnacle Foods Finance LLC	6.000	04/02/14	$1,051,534	$1,055,696
Pinnacle Foods Finance LLC	2.867	04/02/14	1,196,867	1,184,898

Household Products 0.31%
Reynolds Consumer Products Holdings, Inc.	6.500	02/09/18	2,007,633	2,013,594
Reynolds Group Holdings, Inc.	6.500	08/09/18	1,219,679	1,223,300

Personal Products 0.33%
Prestige Brands International (T)	—	12/20/18	975,000	978,859
Revlon Consumer Products Corp.	4.750	11/17/17	2,554,049	2,542,045

Energy 0.56%				5,907,499

Energy Equipment & Services 0.38%
Hercules Offshore, Inc.	7.500	07/11/13	4,012,379	3,962,782

Oil, Gas & Consumable Fuels 0.18%
MEG Energy Corp.	4.000	03/16/18	1,948,823	1,944,717

Financials 0.97%				10,183,257

Diversified Financial Services 0.66%
Atlantic Broadband Finance LLC	4.000	03/08/16	1,259,275	1,244,321
Fox Acquisition Sub LLC	4.750	07/14/15	3,518,350	3,497,767
Springleaf Finance Funding Company	5.500	05/10/17	2,407,000	2,238,510

Real Estate Investment Trusts 0.31%
iStar Financial, Inc.	7.000	06/30/14	2,040,000	2,000,899
iStar Financial, Inc.	5.000	06/28/13	1,206,067	1,201,760

Health Care 2.18%				22,908,762

Health Care Equipment & Supplies 0.14%
Kinetic Concepts, Inc.	7.000	05/04/18	1,412,000	1,434,441

Health Care Providers & Services 1.62%
Community Health Systems, Inc.	3.958	01/25/17	1,088,081	1,070,400
Community Health Systems, Inc.	2.755	07/25/14	1,812,845	1,788,170
Community Health Systems, Inc.	2.520	07/25/14	72,553	71,566
DaVita, Inc.	4.500	10/20/16	2,210,898	2,219,881
Emergency Medical Services Corp.	5.250	05/25/18	2,576,530	2,567,674
Golden Gate National Senior Care LLC	5.000	05/04/18	3,707,549	3,332,159
IASIS Healthcare Corp.	5.000	05/03/18	3,831,050	3,783,162
Vanguard Health Holding Company I LLC	5.000	01/29/16	2,258,078	2,253,140

Pharmaceuticals 0.42%
Pharmaceutical Products Development	6.250	12/05/18	1,894,000	1,905,498
Warner Chilcott Company LLC	4.250	03/15/18	2,484,462	2,482,671

Industrials 2.08%				21,896,302

Aerospace & Defense 0.73%
DAE Aviation Holdings, Inc.	5.560	07/31/14	1,699,160	1,660,929
Sequa Corp.	6.250	12/03/14	3,378,447	3,323,547
Sequa Corp.	3.831	12/03/14	905,000	908,771
TransDigm, Inc.	4.000	02/14/17	1,782,000	1,776,273

See notes to financial statements
23

Multi Sector Bond Fund
As of 1-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Industrials (continued)

Building Products 0.16%
Goodman Global, Inc.	9.000	10/30/17	$687,909	$690,531
Goodman Global, Inc.	5.750	10/28/16	1,006,231	1,008,109

Commercial Services & Supplies 0.20%
Waste Industries USA, Inc.	4.750	03/17/17	2,157,695	2,146,907

Industrial Conglomerates 0.25%
Bakrie and Brothers Tbk PT	15.000	01/18/13	128,297	128,297
Tomkins LLC	4.250	09/29/16	2,467,567	2,463,601

Machinery 0.74%
Colfax Corp.	4.500	12/07/18	1,920,000	1,926,720
Douglas Dynamics Holdings, Inc.	5.750	04/07/18	1,323,125	1,306,586
Rexnord LLC	2.975	07/19/13	2,130,000	2,110,698
The Manitowoc Company, Inc.	4.250	11/13/17	539,500	535,903
Xerium Technologies, Inc.	5.500	05/22/17	1,938,508	1,909,430

Information Technology 2.31%				24,263,993

Communications Equipment 0.26%
CommScope, Inc.	5.000	01/14/18	1,354,763	1,353,069
Fibertech Networks LLC	6.750	11/30/16	1,368,180	1,369,890

Electronic Equipment, Instruments & Components 0.16%
Aeroflex, Inc.	4.250	05/09/18	1,691,500	1,638,641

Internet Software & Services 0.12%
SkillSoft Corp.	6.500	05/26/17	1,229,832	1,228,294

IT Services 0.32%
Fidelity National Information Services, Inc.	4.250	07/18/16	2,000,000	2,009,134
Neustar, Inc.	5.000	11/08/18	1,398,495	1,406,362

Semiconductors & Semiconductor Equipment 0.83%
Freescale Semiconductor, Inc.	4.545	12/01/16	1,563,591	1,528,968
Microsemi Corp.	5.750	02/02/18	2,464,823	2,477,147
NXP B.V.	5.500	03/03/17	2,238,390	2,210,410
NXP Funding LLC	4.500	03/03/17	2,520,950	2,464,229

Software 0.62%
First Data Corp.	4.277	03/23/18	5,120,632	4,486,954
Lawson Software	6.750	07/05/17	2,089,763	2,090,895

Materials 1.68%				17,670,963

Chemicals 1.14%
Ashland, Inc.	3.750	08/23/18	2,114,561	2,120,588
Chemtura Corp.	5.500	08/27/16	2,238,518	2,255,307
Hexion Specialty Chemicals BV	4.375	05/05/15	796,152	782,518
Momentive Specialty Chemicals, Inc.	4.063	05/05/15	1,868,627	1,836,627
OM Group, Inc.	5.750	08/02/17	820,943	821,969
Styron LLC	6.000	08/02/17	4,527,887	4,120,378

Metals & Mining 0.38%
Novelis, Inc.	3.750	03/10/17	2,339,171	2,328,645
Walter Energy, Inc.	4.000	04/02/18	1,723,590	1,715,587

Paper & Forest Products 0.16%
Ainsworth Lumber Company, Ltd.	5.313	06/26/14	1,899,473	1,689,344

See notes to financial statements
24

Multi Sector Bond Fund
As of 1-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Telecommunication Services 1.18%				$12,362,330

Diversified Telecommunication Services 1.06%
Crown Castle International Corp. (T)	—	01/25/19	$2,670,000	2,668,094
Intelsat Jackson Holdings SA	5.250	04/02/18	3,460,969	3,463,132
Level 3 Financing, Inc.	5.750	08/31/18	1,000,000	993,958
Level 3 Financing, Inc.	2.746	03/13/14	2,424,000	2,355,825
Telesat Canada	3.270	10/31/14	1,613,474	1,607,712

Wireless Telecommunication Services 0.12%
MetroPCS Wireless, Inc.	4.063	03/16/18	1,287,016	1,273,609

Utilities 1.19%				12,558,324

Electric Utilities 0.50%
Texas Competitive Electric Holdings Company LLC	4.795	10/10/17	8,488,544	5,233,722

Independent Power Producers & Energy Traders 0.69%
Calpine Corp.	4.500	04/02/18	2,267,863	2,248,019
GenOn Energy, Inc.	6.000	12/01/17	3,044,833	3,004,489
NRG Energy, Inc.	4.000	07/02/18	2,080,545	2,072,094

Collateralized Mortgage Obligations 16.18%				$170,121,690

(Cost $174,234,670)

Commercial & Residential 15.91%				167,313,408

American Home Mortgage Assets
Series 2006-4, Class 1A11 (P)	0.466	10/25/46	4,255,700	2,011,576
Series 2007-1, Class A1 (P)	0.897	02/25/47	6,098,590	2,602,927
BCAP LLC Trust
Series 2009, Class 7A1 (P)(S)	6.120	08/26/36	2,811,082	2,776,325
Series 2011, Class 21A5 (P)(S)	2.866	06/26/34	4,837,172	4,808,411
BCRR Trust
Series 2009-1, Class 2A1 (P)(S)	5.858	07/17/40	3,200,000	3,629,901
Bear Stearns Commercial Mortgage Securities
Series 2005-T20, Class A4A (P)	5.299	10/12/42	2,240,000	2,501,306
Citicorp Mortgage Securities, Inc.
Series 2007-8, Class 1A3	6.000	09/25/37	992,542	976,100
Citigroup Mortgage Loan Trust, Inc.
Series 2010-8, Class 5A6 (S)	4.000	11/25/36	7,836,570	8,033,001
Series 2010-8, Class 6A6 (S)	4.500	12/25/36	7,501,296	7,724,647
Commercial Mortgage Pass Through Certificates
Series 2006, Class C8	5.377	12/10/46	3,950,000	2,556,397
Countrywide Alternative Loan Trust
Series 2005-51, Class 1A2A (P)	0.571	11/20/35	423,394	409,960
Countrywide Home Loan Mortgage Pass Through Trust
Series 2006-3, Class 3A1 (P)	0.526	02/25/36	3,355,137	1,944,480
Series 2004-25, Class 1A1 (P)	0.606	02/25/35	3,217,073	2,208,340
Series 2004-25, Class 2A1 (P)	0.616	02/25/35	4,828,992	3,127,425
Credit Suisse Mortgage Capital Certificates
Series 2010-16, Class A3 (P)(S)	4.250	06/25/50	2,450,000	2,262,996
Series 2010-20R, Class 5A6 (P)(S)	3.500	09/27/35	4,340,611	4,241,667
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
Series 2007-OA2, Class A1 (P)	0.967	04/25/47	3,120,104	1,900,976
Extended Stay America Trust
Series 2010-ESHA, Class A (S)	2.951	11/05/27	4,892,754	4,960,245

See notes to financial statements
25

Multi Sector Bond Fund
As of 1-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Commercial & Residential (continued)

Series 2010-ESHA, Class B (S)	4.221	11/05/27	$3,750,000	$3,809,854
First Horizon Alternative Mortgage Securities
Series 2005-AA12, Class 1A1 (P)	2.350	02/25/36	3,088,360	2,103,896
FREMF Mortgage Trust
Series 2011-K701, Class C (P)(S)	4.437	07/25/48	6,125,000	5,310,120
GS Mortgage Securities Corp. II
Series 2007, Class G10 (P)	5.984	08/10/45	5,325,000	4,615,119
Harborview Mortgage Loan Trust
Series 2005-8, Class 1A2A (P)	0.611	09/19/35	2,606,545	1,512,810
Series 2007-3, Class 2A1A (P)	0.481	05/19/47	4,613,610	2,778,076
Indymac Index Mortgage Loan Trust
Series 2005-16IP, Class A1 (P)	0.596	07/25/45	3,155,302	2,026,240
Jefferies & Company, Inc.
Series 2008-R1, Class A (P)(S)	9.159	06/25/47	3,519,014	2,735,277
Series 2009-R2, Class 4A (P)(S)	3.683	05/26/37	2,690,770	2,632,622
Series 2009-R9, Class 1A1 (P)(S)	2.541	08/26/46	1,998,623	1,953,728
Series 2010-R8, Class 1A1 (P)(S)	0.494	02/26/47	3,214,155	3,151,402
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2005-CB13, Class A2FX	5.130	01/12/43	2,212,632	2,217,845
Series 2006-LDP9, Class AJ	5.411	05/15/47	4,725,000	2,904,273
Series 2007-C1, Class A4	5.716	02/15/51	500,000	555,574
Series 2010-C1, Class A1	3.853	06/15/43	2,756,466	2,907,559
Series 2011-CCHP, Class A	2.600	07/15/28	4,250,000	4,239,027
JPMorgan Reremic
Series 2009-12, Class 1A1 (P)(S)	5.705	07/26/37	1,055,924	1,096,651
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class A4	5.372	09/15/39	526,000	595,185
Lehman XS Trust
Series 2007-4N, Class 3A2A (P)	0.958	03/25/47	918,064	538,446
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A9, Class 2A1A (P)	2.520	12/25/35	251,034	247,183
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-4, Class A (P)	0.416	12/12/49	1,452,085	1,451,538
Morgan Stanley Reremic Trust
Series 2011-KEYA, Class 1A (S)	4.250	12/19/40	5,734,115	5,750,802
MortgageIT Trust
Series 2004-2, Class A1 (P)	0.646	12/25/34	2,609,524	2,185,769
Nomura Resecuritization Trust
Series 2011-1RA, Class 1A5 (P)(S)	2.690	03/26/36	4,826,397	4,766,476
OBP Depositor LLC Trust
Series 2010-OBP, Class A (S)	4.646	07/15/45	2,500,000	2,826,475
RBSSP Resecuritization Trust
Series 2010-3, Class 3A1 (P)(S)	0.436	01/26/46	3,603,967	3,355,676
Series 2010-4, Class 5A1 (P)(S)	0.436	02/26/37	2,585,680	2,496,321
Structured Asset Mortgage Investments, Inc.
Series 2005-AR6, Class 2A1 (P)	0.586	09/25/45	4,398,472	2,485,300
WaMu Mortgage Pass Through Certificates
Series 2004-13, Class A1 (P)	0.673	11/25/34	3,347,944	2,531,538
Series 2004-AR8, Class A1 (P)	0.733	06/25/44	2,340,977	1,624,755
Series 2005-11, Class A1 (P)	0.596	08/25/45	5,032,045	3,804,996
Series 2005-AR1, Class A1A (P)	0.596	01/25/45	2,230,801	1,733,647
Series 2005-AR13, Class A1A1 (P)	0.566	10/25/45	4,673,436	3,505,661
Series 2005-AR13, Class A1B2 (P)	0.706	10/25/45	2,619,063	1,656,555
Series 2005-AR17, Class A1A2 (P)	0.566	12/25/45	3,880,483	2,877,766
Series 2005-AR19, Class A1A1 (P)	0.546	12/25/45	2,183,790	1,654,511

See notes to financial statements
26

Multi Sector Bond Fund
As of 1-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Commercial & Residential (continued)

Series 2005-AR6, Class 2A1A (P)	0.506	04/25/45	$6,124,884	$4,649,846
Series 2005-AR8, Class 1A (P)	0.546	07/25/45	4,303,849	3,236,507
Series 2005-AR9, Class A1A (P)	0.596	07/25/45	2,915,915	2,212,465
Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR12, Class 2A6 (P)	2.669	06/25/35	2,073,803	1,846,485
Series 2005-AR4, Class 2A2 (P)	2.736	04/25/35	3,573,665	3,145,312
Series 2005-AR9, Class 3A1 (P)	2.722	06/25/34	1,023,910	907,440

U.S. Government Agency 0.27%				2,808,282

Federal Home Loan Mortgage Corp.
Freddie Mac Series 3733, Class A	4.000	04/15/28	1,308,855	1,355,240
Freddie Mac Series 3829 IO	4.500	08/15/39	8,831,153	1,453,042

Asset Backed Securities 3.21%				$33,800,543

(Cost $33,365,004)

Cabela's Master Credit Card Trust
Series 2010-2A, Class A1 (S)	2.290	09/17/18	3,000,000	3,115,667
Carrington Mortgage Loan Trust
Series 2006-FRE1, Class A2 (P)	0.386	07/25/36	4,243,806	3,921,116
Countrywide Asset-Backed Certificates
Series 2007-1, Class 2A1 (P)	0.326	07/25/37	426,592	407,087
FUEL Trust
Series 2011-1 (S)	4.207	04/15/16	2,725,000	2,799,204
GSAMP Trust
Series 2007-HE2, Class A2A (P)	0.396	03/25/47	2,184,909	2,147,919
Home Equity Mortgage Trust
Series 2006-1, Class A2	5.300	05/25/36	6,311,000	2,508,383
Option One Mortgage Loan Trust
Series 2007-2, Class 3A1 (P)	0.366	03/25/37	724,942	718,882
SLC Student Loan Trust
Series 2010-B, Class A1 (P)(S)	4.000	07/15/42	2,069,213	2,092,039
SLM Student Loan Trust
Series 20011-1, Class A1 (P)	0.796	03/25/26	4,600,535	4,591,366
Soundview Home Equity Loan Trust
Series 2005-OPT3, Class A4 (P)	0.576	11/25/35	2,311,283	2,123,251
Structured Asset Securities Corp.
Series 2006-BC6, Class A2 (P)	0.356	01/25/37	172,117	169,498
Series 2008-BC4, Class A3 (P)	0.526	11/25/37	4,355,093	4,008,031
TAL Advantage LLC
Series 2010-2A, Class A (S)	4.300	10/20/25	2,712,500	2,825,759
Series 2011-1A, Class A (S)	4.600	01/20/26	2,385,000	2,372,341

			Shares	Value

Common Stocks 0.02%				$172,925

(Cost $191,874)

Consumer Staples 0.02%				172,925

Food Products 0.02%
Archer-Daniels-Midland Company			6,040	172,925

See notes to financial statements
27

Multi Sector Bond Fund
As of 1-31-12 (Unaudited)

		Shares	Value

Preferred Securities 0.25%			$2,617,834

(Cost $2,699,851)

Energy 0.08%			791,385

Oil, Gas & Consumable Fuels 0.08%
Apache Corp., Series D, 6.000%		13,780	791,385

Financials 0.16%			1,688,625

Commercial Banks 0.11%
Wells Fargo & Company, Series L, 7.500%		645	706,275
Wintrust Financial Corp., 7.500%		9,850	485,950

Insurance 0.05%
Hartford Financial Services Group, Inc., Series F, 7.250%		8,242	169,950
MetLife, Inc., 5.000%		4,765	326,450

Information Technology 0.00%			11,747

IT Services 0.00%
Unisys Corp., 6.250%		183	11,747

Materials 0.01%			126,077

Metals & Mining 0.01%
Molycorp, Inc., 5.500%		1,840	126,077

	Yield (%)	Shares	Value

Short-Term Investments 6.94%			$72,992,958

(Cost $72,992,958)

Money Market Funds 6.93%			72,858,784

State Street Institutional Liquid Reserves Fund	0.1779(Y)	72,858,784	72,858,784

		Par value	Value
Repurchase Agreement 0.01%			134,174

Repurchase Agreement with State Street Corp., dated 1-31-12 at 0.010% to be repurchased at $134,174 on 2-1-12, collateralized by $140,000 U.S. Treasury Bill,
0.010% due 3-8-12 (valued at $139,994, including interest)		$134,174	134,174

Total investments (Cost $1,073,027,811)† 102.82%			$1,081,049,952

Other assets and liabilities, net (2.82%)			($29,670,727)

Total net assets 100.00%			$1,051,379,225

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund. All par values are denominated in U.S. Dollars unless otherwise indicated.

See notes to financial statements
28

Multi Sector Bond Fund
As of 1-31-12 (Unaudited)

Currency Abbreviations

ARS	Argentine Peso
BRL	Brazilian Real
COP	Columbian Peso
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
ZAR	South African Rand

Notes to Portfolio of Investments

IO Interest Only Security – Interest Tranche of Stripped Mortgage Pool. Rate shown is the annualized yield at the end of the period.

LIBOR London Interbank Offered Rate

PIK Payment-in-kind

TBA To Be Announced

(D) Par value of foreign bonds is expressed in local currency as shown parenthetically in security description.

(H) Non-income producing - Issuer is in default.

(K) Underlying issuer is shown parenthetically in security description.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end unless the investment is unsettled.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $178,614,931 or 16.99% of the Fund's net assets as of 1-31-12.

(T) All or a portion of this position represents unsettled loan commitment at period end where the coupon rate will be determined at time of settlement.

(Y) The rate shown is the annualized seven-day yield as of 1-31-12.

(Z) Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically.

† At 1-31-12, the aggregate cost of investment securities for federal income tax purposes was $1,076,099,608. Net unrealized appreciation aggregated $4,950,344, of which $28,219,454 related to appreciated investment securities and $23,269,110 related to depreciated investment securities.

See notes to financial statements
29

Multi Sector Bond Fund

Statement of Assets and Liabilities — January 31, 2012 (Unaudited)

Assets

Investments, at value (Cost $1,073,027,811)	$1,081,049,952
Cash	118,567
Foreign currency, at value (Cost $33,559)	33,448
Cash held at broker for futures contracts	2,086,050
Segregated cash for swap contracts	5,550,000
Receivable for investments sold	27,115,494
Receivable for fund shares sold	108,113
Receivable for forward foreign currency
exchange contracts (Note 3)	158,922
Dividends and interest receivable	9,517,136
Other receivables and prepaid expenses	1,430

Total assets	1,125,739,112

Liabilities

Payable for investments purchased	17,016,532
Payable for delayed delivery securities
purchased	51,121,083
Payable for forward foreign currency exchange
contracts (Note 3)	97,742
Swap contracts, at value (includes unamortized
upfront amounts received of $4,197,451)
(Note 3)	5,631,523
Payable for futures variation margin (Note 3)	384,875
Distributions payable	173
Payable to affiliates
Accounting and legal services fees	6,949
Transfer agent fees	7
Trustees' fees	964
Other liabilities and accrued expenses	100,039
Total liabilities	74,359,887

Net assets

Paid-in capital	$1,056,460,718
Accumulated distributions in excess of net
investment income	(258,365)
Accumulated net realized gain (loss) on
investments, futures contracts, foreign currency
transactions and swap agreements	(7,474,700)
Net unrealized appreciation (depreciation) on
investments, futures contracts, translation of
assets and liabilities in foreign currencies and
swap agreements	2,651,572
Net assets	$1,051,379,225

Net asset value per share

Based on net asset values and shares
outstanding-the Fund has an unlimited number
of shares authorized with no par value
Class A ($25,237 ÷ 2,500 shares)	$10.09
Class I ($25,239 ÷ 2,500 shares)	$10.10
Class NAV ($1,051,328,749 ÷ 104,137,665
shares)	$10.10

Maximum offering price per share
Class A (net asset value per share ÷ 95.5%)[1]	$10.57

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements
30

Multi Sector Bond Fund

Statement of Operations — January 31, 2012 (Unaudited)

Investment income

Interest	$26,468,948
Dividends	98,695
Less foreign taxes withheld	(2,136)

Total investment income	26,565,507

Expenses

Investment management fees (Note 5)	3,529,276
Distribution and service fees (Note 5)	37
Accounting and legal services fees (Note 5)	69,180
Transfer agent fees (Note 5)	43
Trustees' fees (Note 5)	5,815
Professional fees	51,546
Custodian fees	129,929
Registration and filing fees	12,007
Other	9,699

Total expenses	3,807,532
Less expense reductions and amounts
recaptured (Note 5)	(16,252)

Net expenses	3,791,280

Net investment income	22,774,227

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	5,272,738
Capital gain distributions received from
unaffiliated underlying funds	833
Futures contracts (Note 3)	(13,463,781)
Swap contracts (Note 3)	1,012,234
Foreign currency transactions	(1,970,100)
(9,148,076)

Change in net unrealized appreciation
(depreciation) of
Investments	(15,081,995)
Futures contracts (Note 3)	(365,618)
Swap contracts (Note 3)	(911,988)
Translation of assets and liabilities in foreign
currencies	(115,711)
(16,475,312)

Net realized and unrealized loss	(25,623,388)

Decrease in net assets from operations	($2,849,161)

See notes to financial statements
31

Multi Sector Bond Fund

Statements of Changes in Net Assets

	Six months
	ended	Year ended
	1/31/12	7/31/11
	(Unaudited)
Increase (decrease) in net assets

From operations
Net investment income	$22,774,227	$39,862,243
Net realized gain (loss)	(9,148,076)	10,857,176
Change in net unrealized appreciation
(depreciation)	(16,475,312)	8,955,047

Increase (decrease) in net assets resulting
from operations	(2,849,161)	59,674,466

Distributions to shareholders
From net investment income
Class A	(497)	(1,142)
Class I	(539)	(1,198)
Class NAV	(22,383,979)	(45,435,444)
From net realized gain
Class A	(114)	(64)
Class I	(114)	(64)
Class NAV	(4,647,739)	(2,256,431)

Total distributions	(27,032,982)	(47,694,343)

From Fund share transactions (Note 6)	57,949,265	327,346,063

Total increase	28,067,122	339,326,186

Net assets

Beginning of period	1,023,312,103	683,985,917

End of period	$1,051,379,225	$1,023,312,103

Accumulated distributions in excess of net
investment income	($258,365)	($647,577)

See notes to financial statements.
32

Multi Sector Bond Fund
Financial Highlights (For a share outstanding throughout the period)

Class A Shares

Period ended
	1-31-12[1]	7-31-11	7-31-10[2]
Per share operating performance

Net asset value, beginning of period	$10.41	$10.25	$10.00

Net investment income[3]	0.20	0.39	0.25
Net realized and unrealized gain (loss) on
investments	(0.27)	0.26	0.25
Total from investment operations	(0.07)	0.65	0.50

Less distributions
From net investment income	(0.20)	(0.46)	(0.25)
From net realized gain	(0.05)	(0.03)	—
Total distributions	(0.25)	(0.49)	(0.25)

Net asset value, end of period	$10.09	$10.41	$10.25

Total return (%)[4,5]	(0.67)[6]	6.37	5.06[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$— [7]	$— [7]	$— [7]
Ratios (as a percentage of average net
assets):
Expenses before reductions and amounts
recaptured	1.27[8]	1.24	1.19[8]
Expenses including reductions and amounts
recaptured	1.25[8]	1.24	1.19[8]
Net investment income	4.04[8]	3.75	3.26[8]
Portfolio turnover (%)	29	80	68

1 Semiannual period from 8-1-11 to 1-31-12. Unaudited.
2 Period from 11-2-09 (commencement of operations) to 7-31-10.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Less than $500,000.
8 Annualized.

See notes to financial statements
33

Multi Sector Bond Fund
Financial Highlights (For a share outstanding throughout the period)

Class I Shares

Period ended
	1-31-12[1]	7-31-11	7-31-10[2]
Per share operating performance

Net asset value, beginning of period	$10.41	$10.24	$10.00

Net investment income[3]	0.22	0.42	0.26
Net realized and unrealized gain (loss) on
investments	(0.26)	0.26	0.25
Total from investment operations	(0.04)	0.68	0.51

Less distributions
From net investment income	(0.22)	(0.48)	(0.27)
From net realized gain	(0.05)	(0.03)	—
Total distributions	(0.27)	(0.51)	(0.27)

Net asset value, end of period	$10.10	$10.41	$10.24

Total return (%)[4]	(0.40)[5]	6.70	5.18[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$— [6]	$— [6]	$— [6]
Ratios (as a percentage of average net
assets):
Expenses before reductions and amounts
recaptured	0.87[7]	0.81	1.20[7]
Expenses including reductions and amounts
recaptured	0.92[7]	0.95	0.95[7]
Net investment income	4.39[7]	4.01	3.48[7]
Portfolio turnover (%)	29	80	68

1 Semiannual period from 8-1-11 to 1-31-12. Unaudited.
2 Period from 11-2-09 (commencement of operations) to 7-31-10.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.

See notes to financial statements
34

Multi Sector Bond Fund
Financial Highlights (For a share outstanding throughout the period)

Class NAV Shares

Period ended
	1-31-12[1]	7-31-11	7-31-10[2]
Per share operating performance

Net asset value, beginning of period	$10.41	$10.24	$10.00

Net investment income[3]	0.23	0.44	0.29
Net realized and unrealized gain (loss) on
investments	(0.27)	0.26	0.24
Total from investment operations	(0.04)	0.70	0.53

Less distributions
From net investment income	(0.22)	(0.50)	(0.29)
From net realized gain	(0.05)	(0.03)	—
Total distributions	(0.27)	(0.53)	(0.29)

Net asset value, end of period	$10.10	$10.41	$10.24

Total return (%)[4]	(0.32)[5]	6.92	5.32[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$1,051	$1,023	$684
Ratios (as a percentage of average net
assets):
Expenses before reductions and amounts
recaptured	0.76[6]	0.77	0.78[6]
Expenses including reductions and amounts
recaptured	0.76[6]	0.77	0.77[6]
Net investment income	4.54[6]	4.21	3.90[6]
Portfolio turnover (%)	29	80	68

1 Semiannual period from 8-1-11 to 1-31-12. Unaudited.
2 Period from 11-2-09 (commencement of operations) to 7-31-10.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Annualized.

See notes to financial statements
35

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Multi Sector Bond Fund (the Fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek to maximize total return, which consists of income on its investments and capital appreciation.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class NAV shares are sold to John Hancock affiliated funds of funds. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, printing and postage and registration fees for each class may differ.

Note 2 - Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

36

The following is a summary of the values by input classification of the Fund’s investments as of January 31, 2012, by major security category or type:

	Total Market	Level 1 Quoted	Level 2 Significant	Level 3 Significant
	Value at	Price	Observable Inputs	Unobservable Inputs
	1-31-12
Corporate Bonds	$428,622,816	—	$428,495,862	$126,954
U.S. Government & Agency Obligations	63,696,334	—	63,696,334	—
Foreign Government Obligations	73,101,308	—	73,101,308	—
Capital Preferred Securities	3,778,237	—	3,778,237	—
Convertible Bonds	19,388,165	—	19,388,165	—
Structured Notes	10,510,266	—	1,426,189	9,084,077
Term Loans	202,246,876	—	202,118,579	128,297
Collateralized Mortgage Obligations	170,121,690	—	170,121,690	—
Asset Backed Securities	33,800,543	—	33,800,543	—
Common Stocks	172,925	$172,925	—	—
Preferred Securities	2,617,834	2,120,137	497,697	—
Short-Term Investments	72,992,958	72,858,784	134,174	—

Total Investments in Securities	$1,081,049,952	$75,151,846	$996,558,778	$9,339,328
Other Financial Instruments:
Futures	($4,020,579)	($4,020,579)	—	—
Forward Foreign Currency Contracts	$61,180	—	$61,180	—
Interest Rate Swaps	($1,550,470)	—	($1,550,470)	—
Credit Default Swaps	($4,081,053)	—	($4,081,053)	—

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the six months ended January 31, 2012, there were no significant transfers into or out of Level 1 or Level 2.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

				Collateralized
	Corporate	Structured		Mortgage
	Bonds	Notes	Term Loans	Obligations	Total
Balance as of 7-31-11	$401,861	$16,114,229	$393,026	$3,675,000	$20,584,116
Realized gain (loss)	(6,170)	504,468	2,871	-	$501,169

Change in unrealized appreciation
(depreciation)	(7,576)	(601,238)	1,974	-	($606,840)
Purchases	-	3,637,311	128,297	-	$3,765,608
Sales	(141,371)	(10,570,693)	(397,871)	-	($11,109,935)
Transfers into Level 3	-	-	-	-	-
Transfers out of Level 3	(119,790)	-	-	(3,675,000)	($3,794,790)
Balance as of 1-31-12	$126,954	$9,084,077	$128,297	-	$9,339,328
Change in unrealized at period end*	($1,371)	($80,235)	$1,974	-	($79,632)

* Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end. This balance is included in the change in unrealized appreciation (depreciation) on the Statement of operations.

37

In order to value the securities, the Fund uses the following valuation techniques. Equity securities, including exchange-traded funds, held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Fund in open-end mutual funds are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

When-issued/delayed delivery securities. The Fund may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of Investments or in a schedule to the Portfolio of Investments (Sale Commitments Outstanding). At the time that the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in the Fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time that the Fund enters into this type of transaction, the Fund is required to have sufficient cash and/or liquid securities to cover its commitments.

Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

Structured notes. The Fund may invest in structured notes. The Fund invests in an entity, such as a trust, organized and operated solely for the purpose of restructuring the investment characteristics of various securities. This type of restructuring involves the deposit or purchase of

38

specified instruments and the issuance of one or more classes of securities backed by, or representing interests, in the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured notes to create securities with different investment characteristics, such as varying maturities, payment priorities or interest rate provisions. The extent of the income paid by the structured notes is dependent on the cash flow of the underlying instruments.

Term loans (Floating rate loans). The Fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The Fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The Fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the Fund’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadviser’s credit analysis of the borrower and/or term loan agents. The Fund may have limited rights to enforce the terms of an underlying loan.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income is recorded when the Fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs) and accounting standards. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The Fund may be subject to capital gains and repatriation taxes as imposed by certain countries in which it invests. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to

39

make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $200 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. For the six months ended January 31, 2012, the Fund had no borrowings under the line of credit.

Expenses. Expenses that are directly attributable to an individual fund are allocated to the Fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of July 31, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are paid annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, characterization of distributions, derivative transactions and amortization and accretion on debt securities.

New accounting pronouncements. In May 2011, Accounting Standards Update 2011-04 (ASU 2011-04), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, was issued and is effective during interim and annual periods beginning after December 15, 2011. ASU 2011-04 amends Financial Accounting Standards Board (FASB) Topic 820, Fair Value Measurement. The amendments are the result of

40

the work by the FASB and the International Accounting Standards Board to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The update may require additional disclosures related to transfers between Levels 1, 2, and 3. Also, the update requires additional disclosures related to quantitative and qualitative information regarding unobservable inputs and valuation techniques utilized in the valuation process. Management is currently evaluating the application of ASU 2011-04 and its impact, if any, on the Fund’s financial statement disclosure.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. Management is currently evaluating the impact, if any, on the Fund’s financial statement disclosures.

Note 3 — Derivative instruments

The Fund may invest in derivatives in order to meet its investment objective. The use of derivatives may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, the Fund is exposed to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that the Fund will succeed in enforcing them.

The Fund has entered into collateral agreements with certain counterparties to mitigate counterparty risk on over-the-counter derivatives. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the Fund is held by the custodian bank for the benefit of the Fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the Fund is held in a segregated account at the Fund's custodian and is noted in the accompanying Portfolio of investments, or if cash is posted, on the Statement of assets and liabilities. As of January 31, 2012, $5,550,000 was posted by the Fund for the benefit of counterparties.

Futures. A futures contract is a contractual agreement to buy or sell a particular commodity, currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin and unrealized gain or loss) is recorded by the Fund. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

During the six months ended January 31, 2012, the Fund used futures contracts to manage the duration of the portfolio. The following table summarizes the contracts held at January 31, 2012.

41

During the six months ended January 31, 2012, the Fund held futures contracts with USD absolute notional values ranging from $204.7 million to $219.9 million as measured at each quarter end.

					UNREALIZED
	NUMBER OF			NOTIONAL	APPRECIATION
OPEN CONTRACTS	CONTRACTS	POSITION	EXPIRATION	VALUE	(DEPRECIATION)
U.S. Treasury 2-Year Note Futures	201	Short	Mar 2012	($44,370,750)	($57,291)
U.S. Treasury 10-Year Note Futures	1100	Short	Mar 2012	(145,475,000)	(3,234,496)
U.S. Treasury 30-Year Bond Futures	240	Short	Mar 2012	(34,905,000)	(1,041,203)
U.S. Treasury 5-Year Note Futures	129	Long	Mar 2012	16,002,047	189,849
U.S. Treasury Ultra Long Bond Futures	25	Long	Mar 2012	3,999,219	122,562
				($204,749,484)	($4,020,579)

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing the Fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the six months ended January 31, 2012, the Fund used forward foreign currency contracts to manage against anticipated currency exchange rates and gain exposure to foreign currency. The following table summarizes the contracts held at January 31, 2012. During the six months ended January 31, 2012, the Fund held forward foreign currency contracts with USD absolute values ranging from $14.7 million to $48.4 million as measured at each quarter end.

42

		PRINCIPAL
	PRINCIPAL	AMOUNT
	AMOUNT	COVERED BY			UNREALIZED
	COVERED BY	CONTRACT	COUNTER-	SETTLEMENT	APPRECIATION
CURRENCY	CONTRACT	(USD)	PARTY	DATE	(DEPRECIATION)

BUYS

BRL	1,399,280	$746,773	Citibank N.A.	Feb 2012	$54,097
BRL	1,399,280	789,394	Citibank N.A.	Mar 2012	5,561
CNY	7,908,801	1,241,570	Citibank N.A.	May 2012	11,716
EUR	7,475	9,812	Citibank N.A.	Feb 2012	(34)
PHP	6,731,450	154,960	Citibank N.A.	Feb 2012	1,773
RUB	96,772,719	3,109,349	Citibank N.A.	Mar 2012	73,807
		$6,051,858			$146,920

SELLS

BRL	1,399,280	$794,143	Citibank N.A.	Feb 2012	($6,727)
CNY	7,908,801	1,243,795	Citibank N.A.	May 2012	(9,491)
EUR	3,403,803	4,377,594	Citibank N.A.	Feb 2012	(74,907)
GBP	200,000	308,509	Citibank N.A.	Feb 2012	(6,583)
RUB	57,399,000	1,900,000	Citibank N.A.	Mar 2012	11,968
		$8,624,041			($85,740)

Currency Abbreviations
BRL	Brazilian Real
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	Pound Sterling
PHP	Philippine Peso
RUB	Russian Ruble

Swaps. The Fund may enter into interest rate and credit default swap agreements. Swap agreements are agreements between a Fund and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the over-the-counter market (OTC swaps) or may be executed on a registered commodities exchange (exchange traded swaps). Swaps are marked-to-market daily based upon values from third party vendors, which may include a registered commodities exchange, or broker quotations, and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically implicate collateral posting obligations by the party that is considered out-of-the-money on the swap.

Upfront payments made/received by the Fund are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of assets and liabilities. A termination payment by the counterparty or the Fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the Fund.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may amount to values that are in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. Market risks may also accompany the swap, including interest rate risk. The Fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

43

Interest rate swaps. Interest rate swaps represent an agreement between a Fund and counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.

During the six months ended January 31, 2012, the Fund used interest rate swaps to manage the duration of the portfolio. The following table summarizes the interest rate swap contracts held as of January 31, 2012. During the six months ended January 31, 2012, the Fund held interest rate swaps with total USD notional amount as represented below.

	USD
	NOTIONAL	PAYMENTS MADE	PAYMENTS	MATURITY	MARKET
COUNTERPARTY	AMOUNT	BY FUND	RECEIVED BY FUND	DATE	VALUE

Citibank N.A.	$10,160,000	Fixed 3.5825%	3-Month LIBOR (a)	Dec 2019	($1,550,470)

(a) At 1-31-12, the 3-month LIBOR rate was 0.54235%.

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to remedies that are specified within the credit default agreement. The Fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the Fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case would be reduced by any recovery value on the underlying credit.

The Fund used CDS as a Seller of protection during the six months ended January 31, 2012 to take a long exposure to the reference credit indices. The following table summarizes the credit default swap contracts the Fund held as of January 31, 2012 where the Fund acted as a Seller of protection. During the six months ended January 31, 2012, the Fund acted as Seller on credit default swap contracts with total USD notional amounts ranging from $23.2 million to $67.2 million, as measured at each quarter end.

				(PAY)/		UPFRONT
		USD	USD	RECEIVE		PAYMENT	UNREALIZED
COUNTER-	REFERENCE	NOTIONAL	NOTIONAL	FIXED	MATURITY	PAID	APPRECIATION	MARKET
PARTY	OBLIGATION	AMOUNT	AMOUNT	RATE	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Citibank N.A.	CMBX NA AAA 4	4,000,000	$4,000,000	0.350%	Feb 2051	($790,844)	$466,116	($324,728)
Citibank N.A.	CMBX NA AM 4S	5,000,000	5,000,000	0.500%	Feb 2051	(1,122,296)	141,532	(980,764)
Citibank N.A.	CMBX NA AM 4	2,000,000	2,000,000	0.500%	Feb 2051	(514,014)	121,708	(392,306)
Citibank N.A.	CMBX NA AM 4	4,000,000	4,000,000	0.500%	Feb 2051	(412,310)	(372,301)	(784,611)
Citibank N.A.	CMBX NA AM 4	3,500,000	3,500,000	0.500%	Feb 2051	(480,275)	(206,260)	(686,535)
Citibank N.A.	CMBX NA AM 4	3,000,000	3,000,000	0.500%	Feb 2051	(531,099)	(57,359)	(588,458)
Citibank N.A.	CMBX NA AM 4	1,650,000	1,650,000	0.500%	Feb 2051	(346,613)	22,962	(323,651)
			$23,150,000			($4,197,451)	$116,398	($4,081,053)

44

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at January 31, 2012 by risk category:

		FINANCIAL	ASSET		LIABILITY
	STATEMENT OF ASSETS AND	INSTRUMENTS	DERIVATIVES		DERIVATIVES
RISK	LIABILITIES LOCATION	LOCATION	FAIR VALUE		FAIR VALUE

Interest rate contracts	Payable for futures	Futures	$312,411	†	($4,332,990)	†
	Swap contracts, at value	Interest rate swaps	-		(1,550,470)

Credit contracts	Swap contracts, at value	Credit default swaps	-		(4,081,053)

	Receivable/Payable for foreign	Foreign forward
Foreign exchange contracts	currency exchange contracts	currency contracts	158,922		(97,742)

Total			$471,333		($10,062,255)

† Reflects cumulative appreciation/depreciation on futures as disclosed above. Only the year end variation margin is separately disclosed in the Statement of assets and liabilities.

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended January 31, 2012:

Statement of Operations Location - Net Realized Gain (Loss) on:

	Futures		Foreign Currency
Risk	Contracts	Swap Contracts	Transactions*	Total

Interest rate contracts	($13,463,781)	($166,803)	-	($13,630,584)

Credit contracts	-	1,179,037	-	1,179,037

Foreign currency contracts	-	-	$573,907	573,907

Total	($13,463,781)	$1,012,234	$573,907	($11,877,640)

* Realized gain/loss associated with foreign currency contracts is included in this caption on the Statement of operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended January 31, 2012:

Statement of Operations Location - Change in Unrealized Appreciation (Depreciation) of:

			Foreign
	Futures		Currency
Risk	Contracts	Swap Contracts	Transactions*	Total

Interest rate contracts	($365,618)	($747,762)	-	($1,113,380)

Credit contracts	-	(164,226)	-	(164,226)

Foreign currency contracts	-	-	($133,272)	(133,272)

Total	($365,618)	($911,988)	($133,272)	($1,410,878)

*Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in the caption on the Statements of operations.

Note 4 - Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the

45

normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management agreement with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: a) 0.740% of the first $250,000,000 of the Fund’s average daily net assets, b) 0.700% of the next $500,000,000 and c) 0.675% of the Fund’s average daily net assets in excess of $750,000,000. The Adviser has a subadvisory agreement with Stone Harbor Investment Partners LP. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the six months ended January 31, 2012 were equivalent to a gross annual effective rate of 0.70% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive a portion of its management fee for certain funds (the Participating Funds) of the Trust and John Hancock Variable Insurance Trust. The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Funds that exceeds $75 billion but is less than $100 billion; and 0.015% of that portion of the aggregate net assets of all the Participating Funds that equals or exceeds $100 billion. The amount of the reimbursement is calculated daily and allocated among all the Participating Funds in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Adviser upon notice to the funds and with the approval of the Board of Trustees.

The Adviser has contractually agreed to waive fees and/or reimburse operating expenses for Class A and Class I shares excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The fee waivers and/or expense reimbursements are such that these expenses will not exceed 1.25% and 1.05% for Class A and Class I shares, respectively. The fee waivers and/or expense reimbursements will continue in effect until November 30, 2012, unless renewed by mutual agreement of the Fund and the Adviser based upon a determination that this is appropriate under the circumstances at the time. Prior to November 30, 2011, the fee waivers and/or reimbursements were such that the expenses would not exceed 1.25% and 0.95% for Class A and Class I shares, respectively.

Additionally, the Adviser has voluntarily agreed to waive and/or reimburse other expenses of the Fund excluding advisory fees, 12b-1 fees, service fees, transfer agent fees, blue sky fees, taxes, brokerage commissions, interest expense, printing and postage, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. The waivers are such that these expenses will not exceed 0.15% of average net assets. This voluntarily expense reimbursement will continue in effect until terminated at any time by the Adviser on notice to the Fund.

Accordingly, these expense reductions described above amounted to $3 and $16,256 for Class A and Class NAV shares, respectively, for the six months ended January 31, 2012.

Expense recapture. The Adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements, for a period of three years following the beginning of the month in which such reimbursements or waivers originally occurred. The

46

table below outlines the amounts recovered during the six months ended January 31, 2012, and the amount of waived or reimbursed expenses subject to potential recovery and the respective expiration dates. Certain reimbursements or waivers are not subject to recapture.

Amounts eligible for	Amount recovered during the
recovery through	period ended
January 1, 2015	January 31, 2012

$3	$7

The investment management fees, including the impact of the waivers and reimbursements described above, incurred for the six months ended January 31, 2012 were equivalent to the net annual effective rate of 0.70% of the Fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended January 31, 2012 amounted to an annual rate of 0.01% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund may pay up to 0.30% for Class A shares for distribution and service fees, expressed as an annual percentage of average daily net assets.

Sales charges. Class A shares are assessed up-front sales charges. During the six months ended January 31, 2012, there were no upfront sales charges for Class A shares.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended January 31, 2012 were:

	Distribution and	Transfer agent
Class	service fees	fees
A	$37	$28
I	-	15
Total	$37	$43

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each Fund based on its average daily net assets.

47

Note 6 - Fund share transactions

Transactions in Fund shares for the six months ended January 31, 2012 and for the year ended July 31, 2011 were as follows:

	Six months ended		Year ended
	1-31-12		7-31-11

	Shares	Amount	Shares	Amount
Class NAV shares
Sold	4,759,794	$47,388,275	31,528,198	$327,341,268
Distributions reinvested	2,716,728	27,030,885	4,583,239	47,692,709
Repurchased	(1,633,557)	(16,469,895)	(4,578,833)	(47,687,914)

Net increase	5,842,965	$57,949,265	31,532,604	$327,346,063

There were no fund share transactions for Class A and Class I, for the six months ended January 31, 2012 and for the year ended July 31, 2011.

Affiliates of the Fund owned 100% of shares of beneficial interest of each of Class A, Class I and Class NAV on January 31, 2012.

Note 7 - Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $315,090,274 and $282,644,741, respectively, for the six months ended January 31, 2012.

Note 8 - Investment by affiliated funds

Certain investors in the Fund are affiliated funds and are managed by the Adviser and its affiliates. The affiliated funds do not invest in the Fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the Fund’s net assets. For the six months ended January 31, 2012, the following funds had an affiliate ownership concentration of 5% or more of the Fund’s net assets:

Fund	Affiliated Concentration

John Hancock Lifestyle Balanced Portfolio	39.3%
John Hancock Lifestyle Conservative Portfolio	16.1%
John Hancock Lifestyle Moderate Portfolio	16.5%
John Hancock Lifestyle Growth Portfolio	14.4%

48

More information

Trustees	Investment adviser
James M. Oates, Chairman	John Hancock Investment Management Services, LLC
James R. Boyle†
Charles L. Bardelis*	Investment subadviser
Peter S. Burgess*	Stone Harbor Investment Partners LP
Grace K. Fey
Theron S. Hoffman	Principal distributor
Hassell H. McClellan	John Hancock Funds, LLC
Steven M. Roberts*
*Member of the Audit Committee	Custodian
†Non-Independent Trustee	State Street Bank and Trust Company

Transfer agent
Officers	John Hancock Signature Services, Inc.
Hugh McHaffie
President	Legal counsel
Thomas M. Kinzler	K&L Gates LLP
Secretary and Chief Legal Officer
Francis V. Knox, Jr.
Chief Compliance Officer
Michael J. Leary
Treasurer	The report is certified under the Sarbanes-Oxley Act, which
Charles A. Rizzo	requires mutual funds and other public companies to affirm
Chief Financial Officer	that, to the best of their knowledge, the information in
John G. Vrysen	their financial reports is fairly and accurately stated in all
Chief Operating Officer	material respects.

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record, if any, for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

49

John Hancock

MUTUAL FUNDS

# John Hancock
# Currency Strategies Fund

**Semiannual Report**

1.31.12

A look at performance

Total returns for the period ended January 31, 2012

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge				with maximum sales charge

				Since					Since
	1-year	5-year	10-year	inception[1]	6-months	1-year	5-year	10-year	inception[1]

Class A	–7.99	—	—	–7.95	2.82	–7.99	—	—	–11.74

Class I2	–4.58	—	—	–5.60	6.50	–4.58	—	—	–8.30

Class R6[2,3]	–4.49	—	—	–5.48	6.45	–4.49	—	—	–8.14

Class NAV [2]	–4.37	—	—	–5.39	6.60	–4.37	—	—	–8.00

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 3.00%.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from those disclosed in the Financial highlights tables in this report. The expense ratios are as follows:

	Class A	Class I	Class R6	Class NAV
Net (%)	1.56%	1.09%	1.02%	0.95%

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares. The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

6	Currency Strategies Fund | Semiannual report

		Without	With maximum
	Start date	sales charge	sales charge	Index

Class I2	8-2-10	$9,170	$9,170	$10,011

Class R6[2,3]	8-2-10	9,186	9,186	10,011

Class NAV[2]	8-2-10	9,200	9,200	10,011

Citigroup 1-Month U.S. Treasury Bill Index is a market value-weighted index of public obligators of the U.S. Treasury with maturities of one month.

It is not possible to invest directly in an index. Index figures do not reflect expenses, which would have resulted in lower values if they did.

1 From 8-2-10.

2 For certain types of investors as described in the Fund’s Class I, Class R6 and Class NAV prospectuses.

3 The inception date for Class R6 shares is 11-1-11. The returns prior to 11-1-11 are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R6 shares.

Semiannual report | Currency Strategies Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on August 1, 2011 with the same investment held until January 31, 2012.

	Account value	Ending value on	Expenses paid during
	on 8-1-11	1-31-12	period ended 1-31-12[1]

Class A	$1,000.00	$1,060.60	$8.29

Class I	1,000.00	1,065.00	6.07

Class NAV	1,000.00	1,066.00	4.88

For the class noted below, the example assumes an amount value of $1,000 on November 1, 2011, with the same investment held until January 31, 2012.

	Account value	Ending value on	Expenses paid during
	on 11-1-11	1-31-12	period ended 1-31-12[2]

Class R6	$1,000.00	$989.20	$2.63

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at January 31, 2012, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Currency Strategies Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on August 1, 2011, with the same investment held until January 31, 2012. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value on	Expenses paid during
	on 8-1-11	1-31-12	period ended 1-31-12[3]

Class A	$1,000.00	$1,017.10	$8.11

Class I	1,000.00	1,019.30	5.94

Class R6	1,000.00	1,019.90	5.33

Class NAV	1,000.00	1,020.40	4.77

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.60%, 1.17% and 0.94% for Class A, Class I and Class NAV shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

2 Expenses are equal to the Fund’s annualized expense ratio of 1.05% for Class R6 shares, multiplied by the average account value over the period, multiplied by 92/366 (to reflect the period).

3 Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual report | Currency Strategies Fund	9

Currency allocation1

1 As a percentage of net assets on 1-31-12. The Fund’s assets are exposed to both short (unfavored) and long (favored) currency positions.

10	Currency Strategies Fund | Semiannual report

Fund’s investments

As of 1-31-12 (unaudited)

Short-Term Investments 101.04%				$918,266,566

(Cost $918,266,566)
		Maturity
	Yield (%) *	date	Par value	Value
U.S. Government 87.03%				790,978,081

U.S. Treasury Bill	0.048	02-16-12	$48,000,000	47,999,300

U.S. Treasury Bill	0.013	02-23-12	273,000,000	272,998,332

U.S. Treasury Bill	0.022	03-22-12	235,000,000	234,993,472

U.S. Treasury Bill	0.035	03-29-12	235,000,000	234,986,977

		Yield (%)	Shares	Value
Money Market Funds 14.01%				127,288,485

State Street Institutional Liquid Reserves Fund		0.1779 (Y)	127,288,485	127,288,485

Total investments (Cost $918,266,566)† 101.04%				$918,266,566

Other assets and liabilities, net (1.04%)				($9,410,220)

Total net assets 100.00%				$908,856,346

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

* Yield represents the annualized yield at the date of purchase.

(Y) The rate shown is the annualized seven-day yield as of 1-31-12.

† At 1-31-12, the aggregate cost of investment securities for federal income tax purposes was $918,266,566. There was no unrealized appreciation or depreciation on investment securities as of 1-31-12.

The following table summarizes the forward foreign currency contracts held by the fund at 1-31-12:

	PRINCIPAL AMOUNT	PRINCIPAL AMOUNT			UNREALIZED
	COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Buys
AUD	77,290,881	$79,252,236	Barclays Bank PLC	3-12-12	$2,366,091
AUD	77,290,881	79,238,233	J. Aron & Company	3-12-12	2,380,094
CAD	39,793,818	38,907,983	Barclays Bank PLC	3-12-12	735,190
CAD	39,793,818	38,907,491	J. Aron & Company	3-12-12	735,683
CHF	43,236,329	46,119,615	Barclays Bank PLC	3-12-12	888,510
CHF	43,236,329	46,124,355	J. Aron & Company	3-12-12	883,769
EUR	54,973,947	72,889,310	Barclays Bank PLC	3-12-12	(973,195)
EUR	54,973,947	72,889,732	J. Aron & Company	3-12-12	(973,616)
EUR	43,581,763	58,366,004	Morgan Stanley	3-12-12	(1,352,978)
			Capital Services, Inc.

See notes to financial statements	Semiannual report | Currency Strategies Fund	11

	PRINCIPAL AMOUNT	PRINCIPAL AMOUNT			UNREALIZED
	COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Buys (continued)
GBP	117,489,154	$182,671,124	Barclays Bank PLC	3-12-12	$2,394,654
GBP	117,489,154	182,701,047	J. Aron & Company	3-12-12	2,364,731
GBP	76,892,857	119,842,131	Morgan Stanley	3-12-12	1,277,444
			Capital Services, Inc.
JPY	782,638,005	10,076,958	Barclays Bank PLC	3-12-12	197,326
JPY	782,638,005	10,089,962	J. Aron & Company	3-12-12	184,322
NZD	129,866,428	100,281,849	Barclays Bank PLC	3-12-12	6,594,850
NZD	129,866,428	100,329,157	J. Aron & Company	3-12-12	6,547,541
NZD	27,441,452	21,229,256	Morgan Stanley	3-12-12	1,354,346
			Capital Services, Inc.
SEK	946,416,585	138,279,965	Barclays Bank PLC	3-12-12	548,804
SEK	946,416,585	138,385,409	J. Aron & Company	3-12-12	443,360
SEK	204,167,655	29,997,305	Morgan Stanley	3-12-12	(48,184)
			Capital Services, Inc.
		$1,566,579,122			$26,548,742
Sells
AUD	155,593,338	$157,160,106	Barclays Bank PLC	3-12-12	($7,144,760)
AUD	155,593,338	157,739,618	J. Aron & Company	3-12-12	(6,565,250)
AUD	152,271,784	153,933,069	Morgan Stanley	3-12-12	(6,864,274)
			Capital Services, Inc.
CAD	43,405,832	42,420,748	Barclays Bank PLC	3-12-12	(820,766)
CAD	43,405,832	42,418,081	J. Aron & Company	3-12-12	(823,433)
CAD	24,065,475	23,693,254	Morgan Stanley	3-12-12	(281,118)
			Capital Services, Inc.
CHF	164,770,526	177,090,658	Barclays Bank PLC	3-12-12	(2,053,908)
CHF	164,770,526	177,197,777	J. Aron & Company	3-12-12	(1,946,789)
CHF	89,924,331	97,173,472	Morgan Stanley	3-12-12	(595,563)
			Capital Services, Inc.
EUR	167,218,588	219,559,013	Barclays Bank PLC	3-12-12	806,096
EUR	167,218,588	219,555,560	J. Aron & Company	3-12-12	802,644
GBP	13,486,121	21,027,879	Barclays Bank PLC	3-12-12	(215,099)
GBP	13,486,121	21,017,911	J. Aron & Company	3-12-12	(225,066)
JPY	16,110,306,531	208,318,433	Barclays Bank PLC	3-12-12	(3,173,804)
JPY	16,110,306,531	208,298,778	J. Aron & Company	3-12-12	(3,193,460)
JPY	4,549,492,252	58,650,908	Morgan Stanley	3-12-12	(1,073,735)
			Capital Services, Inc.
NZD	7,078,255	5,568,618	Barclays Bank PLC	3-12-12	(256,602)
NZD	7,078,255	5,568,694	J. Aron & Company	3-12-12	(256,526)
		$1,996,392,577			($33,881,413)

Currency Abbreviations

AUD	Australian Dollar	GBP	Pound Sterling
CAD	Canadian Dollar	JPY	Japanese Yen
CHF	Swiss Franc	NZD	New Zealand Dollar
EUR	Euro	SEK	Swedish Krona

12	Currency Strategies Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 1-31-12 (unaudited)

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $918,266,566)	$918,266,566
Receivable for fund shares sold	478,866
Receivable for forward foreign currency exchange contracts (Note 3)	31,505,455
Interest receivable	16,732
Receivable due from adviser	1,154
Other receivables and prepaid expenses	43,685

Total assets	950,312,458

Liabilities

Payable for forward foreign currency exchange contracts (Note 3)	38,838,126
Payable for fund shares repurchased	2,413,702
Payable for collateral held by Fund	134,000
Payable to affiliates
Transfer agent fees	4,399
Trustees’ fees	311
Other liabilities and accrued expenses	65,574

Total liabilities	41,456,112

Net assets

Paid-in capital	$946,189,636
Accumulated net investment loss	(4,086,002)
Accumulated net realized loss on investments and foreign
currency transactions	(25,914,617)
Net unrealized appreciation (depreciation) on translation of assets and
liabilities in foreign currencies	(7,332,671)

Net assets	$908,856,346

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($9,569,076 ÷ 1,050,979 shares)	$9.10
Class I ($24,168,534 ÷ 2,636,436 shares)	$9.17
Class R6 ($4,730,231 ÷ 514,500 shares)	$9.19
Class NAV ($870,388,505 ÷ 94,653,573 shares)	$9.20

Maximum offering price per share

Class A (net asset value per share ÷ 97%)	$9.38

See notes to financial statements	Semiannual report | Currency Strategies Fund	13

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the six-month period ended 1-31-12
(unaudited)

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$211,522

Expenses

Investment management fees (Note 5)	4,040,946
Distribution and service fees (Note 5)	10,945
Accounting and legal services fees (Note 5)	57,449
Transfer agent fees (Note 5)	23,018
Trustees’ fees (Note 5)	4,480
State registration fees (Note 5)	21,230
Printing and postage (Note 5)	11,398
Professional fees	44,700
Custodian fees	60,948
Registration and filing fees	41,536
Other	7,646

Total expenses	4,324,296
Less expense reductions (Note 5)	(26,772)

Net expenses	4,297,524

Net investment loss	(4,086,002)

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	32,187
Foreign currency transactions	12,096,463

12,128,650
Change in net unrealized appreciation (depreciation) of
Translation of assets and liabilities in foreign currencies	52,212,318

52,212,318

Net realized and unrealized gain	64,340,968

Increase in net assets from operations	$60,254,966

14	Currency Strategies Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

This Statement of changes in net assets show how the value of the Fund’s net assets has changed since inception. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Period
	1-31-12	ended
	(Unaudited)	7-31-11[1]

Increase (decrease) in net assets

From operations
Net investment loss	($4,086,002)	($5,895,204)
Net realized gain (loss)	12,128,650	(38,043,267)
Change in net unrealized appreciation (depreciation)	52,212,318	(59,544,989)

Increase (decrease) in net assets resulting from operations	60,254,966	(103,483,460)

From Fund share transactions (Note 6)	(61,718,609)	1,013,803,449

Total increase (decrease)	(1,463,643)	910,319,989

Net assets

Beginning of period	910,319,989	—

End of period	$908,856,346	$910,319,989

Accumulated net investment loss	($4,086,002)	—

1 Period from 8-2-10 (commencement of operations) to 7-31-11.

See notes to financial statements	Semiannual report | Currency Strategies Fund	15

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	1-31-12[1]	7-31-11[2]

Per share operating performance

Net asset value, beginning of period	$8.58	$10.00
Net investment loss[3]	(0.08)	(0.14)
Net realized and unrealized gain (loss) on investments	0.60	(1.28)
Total from investment operations	0.52	(1.42)
Net asset value, end of period	$9.10	$8.58
Total return (%)[4,5]	6.06[6]	(14.20)[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$10	$6
Ratios (as a percentage of average net assets):
Expenses before reductions	1.79[7]	1.56[7]
Expenses net of fee waivers	1.60[7]	1.56[7]
Net investment loss	(1.56)[7]	(1.48)[7]
Portfolio turnover (%)	—	—

1 Unaudited.
2 Period from 8-2-10 (commencement of operations) to 7-31-11.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Annualized.

CLASS I SHARES Period ended	1-31-12[1]	7-31-11[2]

Per share operating performance

Net asset value, beginning of period	$8.61	$10.00
Net investment loss[3]	(0.05)	(0.09)
Net realized and unrealized gain (loss) on investments	0.61	(1.30)
Total from investment operations	0.56	(1.39)
Net asset value, end of period	$9.17	$8.61
Total return (%)[4]	6.50[5]	(13.90)[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$24	$26
Ratios (as a percentage of average net assets):
Expenses before reductions	1.19[6]	1.05[6]
Expenses net of fee waivers	1.17[6]	1.05[6]
Net investment loss	(1.13)[6]	(0.98)[6]
Portfolio turnover (%)	—	—

1 Unaudited.
2 Period from 8-2-10 (commencement of operations) to 7-31-11.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Annualized.

16	Currency Strategies Fund | Semiannual report	See notes to financial statements

CLASS R6 SHARES Period ended	1-31-12[1,2]

Per share operating performance

Net asset value, beginning of period	$9.29
Net investment loss[3]	(0.02)
Net realized and unrealized loss on investments	(0.08)
Total from investment operations	(0.10)
Net asset value, end of period	$9.19
Total return (%)[4]	(1.08)[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	1.39[6]
Expenses net of fee waivers	1.05[6]
Net investment loss	(1.01)[6]
Portfolio turnover (%)	—

1 Unaudited.
2 Period from 11-1-11 (inception date) to 1-31-12.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the period shown.
5 Not annualized.
6 Annualized.

CLASS NAV SHARES Period ended	1-31-12[1]	7-31-11[2]

Per share operating performance

Net asset value, beginning of period	$8.63	$10.00
Net investment loss[3]	(0.04)	(0.08)
Net realized and unrealized gain (loss) on investments	0.61	(1.29)
Total from investment operations	0.57	(1.37)
Net asset value, end of period	$9.20	$8.63
Total return (%)[4]	6.60[5]	(13.70)[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$870	$878
Ratios (as a percentage of average net assets):
Expenses before reductions	0.94[6]	0.95[6]
Expenses net of fee waivers	0.94[6]	0.95[6]
Net investment loss	(0.89)[6]	(0.86)[6]
Portfolio turnover (%)	—	—

1 Unaudited.
2 Period from 8-2-10 (commencement of operations) to 7-31-11.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Annualized.

See notes to financial statements	Semiannual report | Currency Strategies Fund	17

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Currency Strategies Fund (the Fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek to achieve total return from investments in currency markets.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class NAV shares are sold to John Hancock affiliated funds of funds. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, printing and postage and registration fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

As of January 31, 2012 all investments are categorized as Level 2 under the hierarchy described above. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the six months ended January 31, 2012, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

In order to value the securities, the Fund uses the following valuation techniques. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange

18	Currency Strategies Fund | Semiannual report

rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs) and accounting standards. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, effective March 30, 2011, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $200 million unsecured committed line of credit. Prior to March 30, 2011, the Fund had a similar agreement with State Street Bank and Trust Company. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. For the six months ended January 31, 2012, the Fund had no borrowings under the lines of credit.

Expenses. Expenses that are directly attributable to an individual fund are allocated to the Fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the

Semiannual report | Currency Strategies Fund	19

class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has a capital loss carryforward of $8,170,692 available to offset future net realized capital gains as of July 31, 2011, which expires on July 31, 2019.

Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of July 31, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to net operating losses and derivative transactions.

New accounting pronouncements. In May 2011, Accounting Standards Update 2011-04 (ASU 2011-04), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, was issued and is effective during interim and annual periods beginning after December 15, 2011. ASU 2011-04 amends Financial Accounting Standards Board (FASB) Topic 820, Fair Value Measurement. The amendments are the result of the work by the FASB and the International Accounting Standards Board to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The update may require additional disclosures related to transfers between Levels 1, 2, and 3. Also, the update requires additional disclosures related to quantitative and qualitative information regarding unobservable inputs and valuation techniques utilized in the valuation process. Management is currently evaluating the application of ASU 2011-04 and its impact, if any, on the Fund’s financial statement disclosure.

20	Currency Strategies Fund | Semiannual report

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. Management is currently evaluating the impact, if any, on the Fund’s financial statement disclosures.

Note 3 — Derivative instruments

The Fund may invest in derivatives in order to meet its investment objective. The use of derivatives may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, derivatives expose the Fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that the Fund will succeed in enforcing them.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing the Fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the six months ended January 31, 2012, the Fund used forward foreign currency contracts to gain and hedge currency exposure. The following table summarizes the contracts held at January 31, 2012. During the six months ended January 31, 2012, the Fund held forward foreign currency contracts with USD absolute values ranging from to $3.1 billion to $6.1 billion, as measured at each quarter end.

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at January 31, 2012 by risk category:

		FINANCIAL	ASSET	LIABILITY
	STATEMENT OF ASSETS AND	INSTRUMENTS	DERIVATIVES	DERIVATIVES
RISK	LIABILITIES LOCATION	LOCATION	FAIR VALUE	FAIR VALUE

Foreign Currency	Receivable/Payable for	Forward foreign	$31,505,455	($38,838,126)
Contracts	forward foreign currency	currency
	exchange contracts	contracts

Semiannual report | Currency Strategies Fund	21

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended January 31, 2012:

	STATEMENT OF	FOREIGN CURRENCY
RISK	OPERATIONS LOCATION	TRANSACTIONS*

Foreign Currency Contracts	Net realized gain (loss) on	$12,096,463

*Realized gain/loss associated with forward foreign currency contracts is included in this caption on the Statement of operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended January 31, 2012:

	STATEMENT OF	TRANSLATION OF ASSETS AND
RISK	OPERATIONS LOCATION	LIABILITIES IN FOREIGN CURRENCIES*

Foreign Currency Contracts	Change in unrealized	$52,212,318
	appreciation (depreciation) of

*Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in the caption on the Statement of operations.

Note 4 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management agreement with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: a) 0.95% of the first $250,000,000 of the Fund’s average daily net assets, b) 0.90% of the next $250,000,000 and c) 0.85% of the Fund’s average daily net assets in excess of $500,000,000. The Adviser has a subadvisory agreement with First Quadrant, L.P. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the six months ended January 31, 2012 were equivalent to gross annual effective rate of 0.89% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive a portion of its management fee for certain funds (the Participating Funds) of the John Hancock Fund II and John Hancock Variable Insurance Trust. The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Funds that exceeds $75 billion but is less than $100 billion; and 0.015% of that portion of the aggregate net assets of all the Participating Funds that equals or exceeds $100 billion. The amount of the reimbursement is calculated daily and allocated among all the Participating

22	Currency Strategies Fund | Semiannual report

Funds in proportion to the daily net assets of each fund. This arrangement may be terminated at any time by the Adviser upon notice to the funds and with the approval of the board of Trustees.

The Adviser has contractually agreed to waive fees and/or reimburse certain expenses for each share class of the Fund, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The fee waivers and/or reimbursements are such that these expenses will not exceed 1.60%, 1.24% and 1.05% for Class A, Class I and Class R6 shares, respectively. The fee waivers and/or reimbursements will continue in effect until November 30, 2012, unless renewed by mutual agreement of the Fund and the Adviser based upon a determination that this is appropriate under the circumstances at the time.

Additionally, the Adviser has voluntarily agreed to waive other fund level expenses excluding advisory fees, 12b-1 fees, service fees, transfer agent fees, printing and postage, blue sky fees, taxes, brokerage commissions, interest expenses, acquired fund fees, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. This voluntary expense reimbursement will continue in effect until terminated at any time by the Adviser on notice to the Fund. The waivers are such that these expenses will not exceed 0.15% of average net assets.

Accordingly, these expense reductions amounted to $6,889, $2,007, $3,769 and $14,107 for Class A, Class I, Class R6 and Class NAV shares, respectively, for the six months ended January 31, 2012.

Expense recapture. The Adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements made subsequent to commencement of operations, for a period of three years following the beginning of the month in which such reimbursements or waivers originally occurred. For the period ended January 31, 2012, the Fund did not recapture any expenses. In addition, there were $12,067 in waived or reimbursed expenses subject to potential recovery through January 1, 2015. Certain reimbursements or waivers are not subject to recapture.

The investment management fees, including the impact of the waivers and reimbursements described above, incurred for the period ended January 31, 2012 were equivalent to the net annual effective rate of 0.88% of the Fund’s average daily net assets.

Accounting and legal services. Pursuant to the service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. The accounting and legal services fees incurred for the six months ended January 31, 2012 amounted to an annual rate of 0.01% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. Accordingly, the Fund may pay up to 0.30% for Class A shares for distribution and service fees, expressed as an annual percentage of average daily net assets.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $7,478 for the six months ended January 31, 2012. Of this amount, $1,502 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $5,976 was paid as sales commissions to broker-dealers.

Semiannual report | Currency Strategies Fund	23

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended January 31, 2012 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
SHARE CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	$10,945	$8,137	$8,801	$2,933
Class I	—	14,439	8,569	7,965
Class R6	—	442	3,860	500
Total	$10,945	$23,018	$21,230	$11,398

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its average daily net assets.

Note 6 — Fund share transactions

Transactions in Fund shares for the six months ended January 31, 2012 and for the period ended July 31, 2011 were as follows:

	Six months ended 1-31-12			Period ended 7-31-11[1]
	Shares	Amount	Shares	Amount
Class A shares

Sold	669,655	$6,146,551	826,832	$7,734,383
Repurchased	(323,188)	(2,902,171)	(122,321)	(1,122,058)

Net increase	346,467	$3,244,380	704,511	$6,612,325

Class I shares

Sold	1,515,785	$13,849,797	3,165,821	$29,647,655
Repurchased	(1,908,000)	(17,284,843)	(137,171)	(1,251,152)

Net increase (decrease)	(392,215)	($3,435,046)	3,028,650	$28,396,503

Class R6 shares[2]

Sold	537,305	$5,057,023	—	—
Repurchased	(22,805)	(211,342)	—	—

Net increase	514,500	$4,845,681	—	—

Class NAV shares

Sold	10,033,301	$90,290,154	104,630,032	$1,006,262,152
Repurchased	(17,132,422)	(156,663,778)	(2,877,338)	(27,467,531)

Net increase (decrease)	(7,099,121)	($66,373,624)	101,752,694	$978,794,621

Net increase (decrease)	(6,630,369)	($61,718,609)	105,485,855	$1,013,803,449

1 Period from 8-2-10 (commencement of operations) to 7-31-11.

2 Period from 11-1-11 (inception date) to 1-31-12.

24	Currency Strategies Fund | Semiannual report

Affiliates of the Fund owned 2% and 100% of shares of beneficial interest of Class R6 and Class NAV, respectively, on January 31, 2012.

Note 7 — Purchase and sale of securities

All purchases and sales of the Fund were short-term investments for the six months ended, January 31, 2012.

Note 8 — Investment by affiliated funds

Certain investors in the Fund are affiliated funds and are managed by the Adviser and its affiliates. The affiliated funds do not invest in the Fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the Fund’s net assets. For the six months ended January 31, 2012, the following funds had an affiliate ownership concentration of 5% or more of the Fund’s net assets:

AFFILIATE
FUND	CONCENTRATION

John Hancock Lifestyle Aggressive Portfolio	8.55%
John Hancock Lifestyle Growth Portfolio	26.38%
John Hancock Lifestyle Balanced Portfolio	27.63%
John Hancock Lifestyle Moderate Portfolio	9.12%
John Hancock Lifestyle Conservative Portfolio	8.09%

Semiannual report | Currency Strategies Fund	25

More information

Trustees	Investment adviser
James M. Oates, Chairman	John Hancock Investment Management
James R. Boyle†	Services, LLC
Charles L. Bardelis*
Peter S. Burgess*	Subadviser
Grace K. Fey	First Quadrant, L.P.
Theron S. Hoffman
Hassell H. McClellan	Principal distributor
Steven M. Roberts*	John Hancock Funds, LLC

Officers	Custodian
Hugh McHaffie	State Street Bank and Trust Company
President
Transfer agent
Thomas M. Kinzler	John Hancock Signature Services, Inc.
Secretary and Chief Legal Officer
Legal counsel
Francis V. Knox, Jr.	K&L Gates LLP
Chief Compliance Officer

Michael J. Leary
Treasurer

Charles A. Rizzo
Chief Financial Officer

John G. Vrysen
Chief Operating Officer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

26	Currency Strategies Fund | Semiannual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Currency Strategies Fund.	364SA 1/12
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	3/12

John Hancock
MUTUAL FUNDS

John Hancock
# Fundamental All Cap Core Fund

**Semiannual Report**
1.31.12

A look at performance

Total returns for the period ended January 31, 2012

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge				with maximum sales charge

				Since					Since
	1-year	5-year	10-year	inception	6-months	1-year	5-year	10-year	inception[1]

Class A	—	—	—	—	–5.05	—	—	—	–7.62

Class I2	—	—	—	—	0.21	—	—	—	–2.39

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 5.00%.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 12-31-12 for Class A and Class I shares. Had the fee waivers and expense limitations not been in place gross expenses would apply. The expense ratios are as follows:

	Class A	Class I
Net (%)	1.30	0.84
Gross (%)	3.69	3.89

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares. The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

6	Fundamental All Cap Core Fund | Semiannual report

		Without	With maximum
	Start date	sales charge	sales charge	Index

Class I [2]	6-1-11	$9,761	$9,761	$9,799

Russell 3000 Index is an unmanaged index of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

It is not possible to invest directly in an index. Index figures do not reflect expenses, which would have resulted in lower values if they did.

1 From 6-1-11.

2 For certain types of investors, as described in the Fund’s Class I prospectus.

Semiannual report | Fundamental All Cap Core Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on August 1, 2011 with the same investment held until January 31, 2012.

	Account value	Ending value	Expenses paid during
	on 8-1-11	on 1-31-12	period ended 1-31-12[1]

Class A	$1,000.00	$999.40	$6.53

Class I	1,000.00	1,002.10	4.23

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at January 31, 2012, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Fundamental All Cap Core Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on August 1, 2011, with the same investment held until January 31, 2012. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 8-1-11	on 1-31-12	period ended 1-31-12[1]

Class A	$1,000.00	$1,018.60	$6.60

Class I	1,000.00	1,020.90	4.27

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.30% and 0.84% for Class A and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual report | Fundamental All Cap Core Fund	9

Portfolio summary

Top 10 Holdings (38.5% of Total Net Assets on 1-31-12)[1,2]

Amazon.com, Inc.	6.6%	Cisco Systems, Inc.	3.1%

QUALCOMM, Inc.	6.2%	Amgen, Inc.	3.0%

Ancestry.com, Inc.	4.0%	Robert Half International, Inc.	3.0%

Lowe’s Companies, Inc.	3.7%	Visa, Inc., Class A	2.9%

Bank of America Corp.	3.2%	Lennar Corp., Class A	2.8%

Sector Composition[1,3]

Information Technology	26.6%	Health Care	8.2%

Consumer Discretionary	19.9%	Consumer Staples	3.4%

Financials	19.9%	Materials	1.8%

Industrials	9.8%	Other	2.2%

Energy	8.2%

1 As a percentage of net assets on 1-31-12.

2 Cash and cash equivalents not included.

3 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

10	Fundamental All Cap Core Fund | Semiannual report

Fund’s investments

As of 1-31-12 (unaudited)

	Shares	Value

Common Stocks 97.77%		$3,357,617

(Cost $3,379,349)

Consumer Discretionary 19.90%		683,548

Hotels, Restaurants & Leisure 1.00%

International Speedway Corp., Class A	1,336	34,455

Household Durables 2.76%

Lennar Corp., Class A	4,420	94,986

Internet & Catalog Retail 8.33%

Amazon.com, Inc. (I)	1,172	227,884

Blue Nile, Inc. (I)	1,440	58,104

Media 2.62%

CBS Corp., Class B	1,948	55,479

Omnicom Group, Inc.	754	34,390

Specialty Retail 5.19%

Home Depot, Inc.	1,176	52,203

Lowe’s Companies, Inc.	4,698	126,047

Consumer Staples 3.43%		117,624

Beverages 3.43%

Diageo PLC, ADR	379	33,576

PepsiCo, Inc.	524	34,411

Tsingtao Brewery Company, Ltd., Series H	9,180	49,637

Energy 8.21%		281,944

Energy Equipment & Services 2.75%

National Oilwell Varco, Inc.	470	34,771

Schlumberger, Ltd.	793	59,610

Oil, Gas & Consumable Fuels 5.46%

Apache Corp.	760	75,149

Occidental Petroleum Corp.	626	62,456

Ultra Petroleum Corp. (I)	2,079	49,958

Financials 19.88%		682,744

Capital Markets 10.47%

AllianceBernstein Holding LP	4,843	73,710

Northern Trust Corp.	1,310	53,985

State Street Corp.	1,196	46,859

T. Rowe Price Group, Inc.	1,576	91,156

The Goldman Sachs Group, Inc.	842	93,858

See notes to financial statements	Semiannual report | Fundamental All Cap Core Fund	11

	Shares	Value
Diversified Financial Services 7.32%

Bank of America Corp.	15,343	$109,396

JPMorgan Chase & Company	1,919	71,579

Moody’s Corp.	1,890	70,365

Insurance 2.09%

Prudential Financial, Inc.	1,255	71,836

Health Care 8.13%		279,289

Biotechnology 3.02%

Amgen, Inc.	1,527	103,699

Health Care Equipment & Supplies 1.33%

Medtronic, Inc.	1,183	45,628

Health Care Providers & Services 2.12%

AMN Healthcare Services, Inc. (I)	4,625	23,541

Amsurg Corp. (I)	1,919	49,414

Pharmaceuticals 1.66%

Merck & Company, Inc.	1,490	57,007

Industrials 9.79%		336,248

Aerospace & Defense 2.27%

American Science & Engineering, Inc.	1,089	77,864

Air Freight & Logistics 0.57%

United Parcel Service, Inc., Class B	259	19,593

Commercial Services & Supplies 2.70%

Avery Dennison Corp.	3,415	92,717

Electrical Equipment 1.29%

Sensata Technologies Holding NV (I)	1,540	44,367

Professional Services 2.96%

Robert Half International, Inc.	3,673	101,707

Information Technology 26.62%		914,247

Communications Equipment 10.14%

Cisco Systems, Inc.	5,375	105,511

QUALCOMM, Inc.	3,594	211,399

Tellabs, Inc.	8,224	31,251

Internet Software & Services 8.48%

Ancestry.com, Inc. (I)	4,648	137,581

Bankrate, Inc. (I)	1,493	34,921

Google, Inc., Class A (I)	137	79,475

VistaPrint NV (I)	1,100	39,358

IT Services 5.04%

Broadridge Financial Solutions, Inc.	3,020	72,389

Visa, Inc., Class A	1,000	100,640

Software 2.96%

FactSet Research Systems, Inc.	570	50,342

Oracle Corp.	1,822	51,380

12	Fundamental All Cap Core Fund | Semiannual report	See notes to financial statements

	Shares	Value
Materials 1.81%		$61,973

Chemicals 1.81%

Air Products & Chemicals, Inc.	704	61,973

Total investments (Cost $3,379,349)† 97.77%		$3,357,617

Other assets and liabilities, net 2.23%		$76,584

Total net assets 100.00%		$3,434,201

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

(I) Non-income producing security.

† At 1-31-12, the aggregate cost of investment securities for federal income tax purposes was $3,382,249. Net unrealized depreciation aggregated $24,632, of which $178,612 related to appreciated investment securities and $203,244 related to depreciated investment securities.

See notes to financial statements	Semiannual report | Fundamental All Cap Core Fund	13

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 1-31-12 (unaudited)

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $3,379,349)	$3,357,617
Cash	135,044
Dividends receivable	1,434
Receivable due from adviser	3,088
Other receivables and prepaid expenses	33,876

Total assets	3,531,059

Liabilities

Payable for investments purchased	4,053
Payable for fund shares repurchased	523
Payable to affiliates
Accounting and legal services fees	29
Transfer agent fees	545
Trustees’ fees	6
Other liabilities and accrued expenses	91,702

Total liabilities	96,858

Net assets

Paid-in capital	$3,514,756
Distributions in excess of net investment income	(2,099)
Accumulated net realized loss on investments and foreign
currency transactions	(56,724)
Net unrealized appreciation (depreciation) on investments	(21,732)

Net assets	$3,434,201

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($2,397,236 ÷ 248,318 shares)	$9.65
Class I ($1,036,965 ÷ 107,356 shares)	$9.66

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[1]	$10.16

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

14	Fundamental All Cap Core Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the six-month period ended 1-31-12
(unaudited)

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$26,921

Expenses

Investment management fees (Note 4)	10,526
Distribution and service fees (Note 4)	3,128
Accounting and legal services fees (Note 4)	218
Transfer agent fees (Note 4)	2,951
Trustees’ fees (Note 4)	16
State registration fees (Note 4)	26,146
Printing and postage (Note 4)	2,252
Professional fees	24,762
Custodian fees	6,034
Registration and filing fees	43,738
Other	2,517

Total expenses before reductions and amounts recaptured	122,288
Less expense reductions (Note 4)	(104,393)

Net expenses	17,895

Net investment income	9,026

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	(53,819)
Foreign currency transactions	(2)

(53,821)
Change in net unrealized appreciation (depreciation) of
Investments	76,893

Net realized and unrealized gain	23,072

Increase in net assets from operations	$32,098

See notes to financial statements	Semiannual report | Fundamental All Cap Core Fund	15

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Period
	1-31-12	ended
	(Unaudited)	7-31-11[1]

Increase (decrease) in net assets

From operations
Net investment income (loss)	$9,026	($821)
Net realized gain (loss)	(53,821)	14,007
Change in net unrealized appreciation (depreciation)	76,893	(98,625)

Increase (decrease) in net assets resulting from operations	32,098	(85,439)

Distributions to shareholders
From net investment income
Class A	(5,689)	—
Class I	(5,560)	—
From net realized gain
Class A	(11,479)	—
Class I	(5,456)	—

Total distributions	(28,184)	—

From Fund share transactions (Note 5)	251,579	3,264,147

Total increase	255,493	3,178,708

Net assets

Beginning of period	3,178,708	—

End of period	$3,434,201	$3,178,708

(Distributions in excess of)/Undistributed net investment income	($2,099)	$124

1 Period from 6-1-11 (commencement of operations) to 7-31-11.

16	Fundamental All Cap Core Fund | Semiannual report	See notes to financial statements

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	1-31-12[1]	7-31-11[2]

Per share operating performance

Net asset value, beginning of period	$9.73	$10.00
Net investment income (loss)[3]	0.02	(0.01)
Net realized and unrealized loss on investments	(0.03)	(0.26)
Total from investment operations	(0.01)	(0.27)
Less distributions
From net investment income	(0.02)	—
From net realized gain	(0.05)	—
Total distributions	(0.07)	—
Net asset value, end of period	$9.65	$9.73
Total return (%)[4,5,6]	(0.06)	(2.70)

Ratios and supplemental data

Net assets, end of period (in millions)	$2	$2
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	7.63[7]	5.77[7]
Expenses including reductions and amounts recaptured	1.30[7]	1.30[7]
Net investment income (loss)	0.41[7]	(0.33)[7]
Portfolio turnover (%)	26	8

1 Semiannual period from 8-1-11 to 1-31-12. Unaudited.
2 Period from 6-1-11 (commencement of operations) to 7-31-11.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Not annualized.
6 Total returns would have been lower had certain expenses not been reduced during the period shown.
7 Annualized.

See notes to financial statements	Semiannual report | Fundamental All Cap Core Fund	17

CLASS I SHARES Period ended	1-31-12[1]	7-31-11[2]

Per share operating performance

Net asset value, beginning of period	$9.74	$10.00
Net investment income[3]	0.04	—[4]
Net realized and unrealized loss on investments	(0.02)	(0.26)
Total from investment operations	0.02	(0.26)
Less distributions
From net investment income	(0.05)	—
From net realized gain	(0.05)	—
Total distributions	(0.10)	—
Net asset value, end of period	$9.66	$9.74
Total return (%)[5,6]	0.21	(2.60)

Ratios and supplemental data

Net assets, end of period (in millions)	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	8.26[7]	5.45[7]
Expenses including reductions and amounts recaptured	0.84[7]	0.84[7]
Net investment income	0.91[7]	0.14[7]
Portfolio turnover (%)	26	8

1 Semiannual period from 8-1-11 to 1-31-12. Unaudited.
2 Period from 6-1-11 (commencement of operations) to 7-31-11.
3 Based on the average daily shares outstanding.
4 Less than $0.005 per share.
5 Not annualized.
6 Total returns would have been lower had certain expenses not been reduced during the period shown.
7 Annualized.

18	Fundamental All Cap Core Fund | Semiannual report	See notes to financial statements

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Fundamental All Cap Core Fund (the Fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term capital appreciation.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, printing and postage and state registration fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Semiannual report | Fundamental All Cap Core Fund	19

The following is a summary of the values by input classification of the Fund’s investments as of January 31, 2012, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 1-31-12	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Common Stocks
Consumer Discretionary	$683,548	$683,548	—	—
Consumer Staples	117,624	67,987	$49,637	—
Energy	281,944	281,944	—	—
Financials	682,744	682,744	—	—
Health Care	279,289	279,289	—	—
Industrials	336,248	336,248	—	—
Information Technology	914,247	914,247	—	—
Materials	61,973	61,973	—	—

Total Investments
in Securities	$3,357,617	$3,307,980	$49,637	—

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the six months ended January 31, 2012, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Dividend income is recorded on the ex-date.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $200 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. For the six months ended January 31, 2012, the Fund had no borrowings under the line of credit.

Expenses. Expenses that are directly attributable to an individual fund are allocated to the Fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense

20	Fundamental All Cap Core Fund | Semiannual report

and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, printing and postage and state registration fees, for all classes are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of July 31, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gain distributions, if any, at least annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

New accounting pronouncement. In May 2011, Accounting Standards Update 2011-04 (ASU 2011-04), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, was issued and is effective during interim and annual periods beginning after December 15, 2011. ASU 2011-04 amends Financial Accounting Standards Board (FASB) Topic 820, Fair Value Measurement. The amendments are the result of the work by the FASB and the International Accounting Standards Board to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The update may require additional disclosures related to transfers between Levels 1, 2, and 3. Also, the update requires additional disclosures related to quantitative and qualitative information regarding unobservable inputs and valuation techniques utilized in the valuation process. Management is currently evaluating the application of ASU 2011-04 and its impact, if any, on the Fund’s financial statement disclosure.

Note 3 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Semiannual report | Fundamental All Cap Core Fund	21

Note 4 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management agreement with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: a) 0.675% of the first $2,500,000,000 of the Fund’s aggregate average daily net assets together with the assets of Fundamental All Cap Core Trust, a series of John Hancock Variable Insurance Trust; and b) 0.650% of the combined aggregate average daily net assets in excess of $2,500,000,000. Prior to September 26, 2011 the Fund paid a daily management fee to the Adviser equivalent, on an annual basis, to the sum of a) 0.675% of the first $2,500,000,000 of the Fund’s average daily net assets; and b) 0.650% of the Fund’s average daily net assets in excess of $2,500,000,000. The Adviser has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the six months ended January 31, 2012 were equivalent to a gross annual rate of 0.675% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive a portion of its management fee for certain funds (the Participating Funds) of the Trust and John Hancock Variable Insurance Trust. The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Funds that exceeds $75 billion but is less than $100 billion; and 0.015% of that portion of the aggregate net assets of all the Participating Funds that equals or exceeds $100 billion. The amount of the reimbursement is calculated daily and allocated among all the Participating Funds in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Adviser upon notice to the funds and with the approval of the Board of Trustees.

The Adviser has contractually agreed to waive fees and/or reimburse certain expenses for each share class of the Fund. This agreement excludes interest expense, acquired fund fees, short dividend expense, litigation and indemnification expenses, taxes and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The fee waivers and/or reimbursements were such that these expenses will not exceed 1.30% and 0.84% for Class A and Class I shares, respectively. The fee waivers and/or reimbursements will continue in effect until December 31, 2012 unless renewed by mutual agreement of the Fund and the Adviser based upon a determination that this is appropriate under the circumstances at that time.

Additionally, the Adviser has voluntarily agreed to waive other fund level expenses excluding advisory fees, 12b-1 fees, service fees, transfer agent fees, blue sky fees, taxes, printing and postage, interest expenses, acquired fund fees, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. This voluntary expense reimbursement will continue in effect until terminated at any time by the Adviser on notice to the Fund. The waivers are such that these expenses will not exceed 0.20% of average net assets.

Accordingly, these expense reductions described above amounted to $66,048 and $38,345 for Class A and Class I shares, respectively, for the six months ended January 31, 2012.

The investment management fees, including the impact of the waivers and reimbursements described above, incurred for the six months ended January 31, 2012 were equivalent to the net annual effective rate of 0.00% of the Fund’s average daily net assets.

22	Fundamental All Cap Core Fund | Semiannual report

Expense recapture. The Adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements made subsequent to the commencement of operations, for a period of three years following the beginning of the month in which such reimbursements or waivers originally occurred to the extent that the Fund is below its expense limitation during this period. The table below outlines the amounts recovered during the six months ended January 31, 2012, and the amount of waived or reimbursed expenses subject to potential recovery and the respective expiration dates. Certain reimbursements or waivers are not subject to recapture.

	AMOUNTS	AMOUNTS	AMOUNTS	AMOUNT
	ELIGIBLE FOR	ELIGIBLE FOR	ELIGIBLE FOR	RECOVERED
	RECOVERY	RECOVERY	RECOVERY	DURING THE
	THROUGH	THROUGH	THROUGH	PERIOD ENDED
FUND	JULY 1, 2013	JULY 1, 2014	JANUARY 1, 2015	JANUARY 31, 2012

Fundamental All Cap Core	—	$22,975	$104,339	—

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended January 31, 2012, amounted to an annual rate of 0.01% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund may pay up to 0.30% for Class A shares for distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $1,384 for the six months ended January 31, 2012. Of this amount, $202 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $1,182 was paid as sales commissions to broker-dealers.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Semiannual report | Fundamental All Cap Core Fund	23

Class level expenses. Class level expenses for the six months ended January 31, 2012 were:

	DISTRIBUTION AND	TRANSFER	STATE	PRINTING
CLASS	SERVICE FEES	AGENT FEES	REGISTRATION FEES	AND POSTAGE

Class A	$3,128	$2,319	$13,073	$1,401
Class I	—	632	13,073	851

Total	$3,128	$2,951	$26,146	$2,252

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the Fund based on its average daily net assets.

Note 5 — Fund share transactions

Transactions in Fund shares for the six months ended January 31, 2012 and for the period ended July 31, 2011 were as follows:

	Six months ended 1-31-12		Period ended 7-31-11[1]
	Shares	Amount	Shares	Amount
Class A shares

Sold	44,949	$394,777	210,437	$2,101,647
Distributions reinvested	416	3,789	—	—
Repurchased	(7,484)	(65,655)	—	—

Net increase	37,881	$332,911	210,437	$2,101,647

Class I shares

Sold	—	—	116,250	$1,162,500
Distributions reinvested	1,106	$10,068	—	—
Repurchased	(10,000)	(91,400)	—	—

Net increase (decrease)	(8,894)	($81,332)	116,250	$1,162,500

Net increase	28,987	$251,579	326,687	$3,264,147

1 Period from 6-1-11 (commencement of operations) to 7-31-11.

Affiliates of the Fund owned 77% of shares of beneficial interest of Class A on January 31, 2012.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $1,087,374 and $799,011, respectively, for the six months ended January 31, 2012.

24	Fundamental All Cap Core Fund | Semiannual report

More information

Trustees	Investment adviser
James M. Oates, Chairman	John Hancock Investment Management
James R. Boyle†	Services, LLC
Charles L. Bardelis*
Peter S. Burgess*	Subadviser
Grace K. Fey	John Hancock Asset Management a division of
Theron S. Hoffman	Manulife Asset Management (US) LLC
Hassell H. McClellan
Steven M. Roberts*	Principal distributor
John Hancock Funds, LLC
Officers
Hugh McHaffie	Custodian
President	State Street Bank and Trust Company

Thomas M. Kinzler	Transfer agent
Secretary and Chief Legal Officer	John Hancock Signature Services, Inc.

Francis V. Knox, Jr.	Legal counsel
Chief Compliance Officer	K&L Gates LLP

Michael J. Leary
Treasurer

Charles A. Rizzo
Chief Financial Officer

John G. Vrysen
Chief Operating Officer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Semiannual report | Fundamental All Cap Core Fund	25

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Fundamental All Cap Core Fund.	376SA 1/12
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	3/12

John Hancock
MUTUAL FUNDS

John Hancock
# Fundamental Large Cap Core Fund

**Semiannual Report**
1.31.12

A look at performance

Total returns for the period ended January 31, 2012

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge				with maximum sales charge

				Since					Since
	1-year	5-year	10-year	inception	6-months	1-year	5-year	10-year	inception[1]

Class A	—	—	—	—	–3.18	—	—	—	–5.79

Class I2	—	—	—	—	2.08	—	—	—	–0.57

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 5.00%.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 12-31-12 for Class A and Class I shares. Had the fee waivers and expense limitations not been in place gross expenses would apply. The expense ratios are as follows:

	Class A	Class I

Net (%)	1.30	0.84
Gross (%)	3.82	3.99

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares. The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

6 Fundamental Large Cap Core Fund | Semiannual report

		Without	With maximum
	Start date	sales charge	sales charge	Index

Class I [2]	6-1-11	$9,943	$9,943	$9,895

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect expenses, which would have resulted in lower values if they did.

1 From 6-1-11.

2 For certain types of investors as described in the Fund’s Class I prospectus.

Semiannual report | Fundamental Large Cap Core Fund 7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on August 1, 2011 with the same investment held until January 31, 2012.

	Account value	Ending value	Expenses paid during
	on 8-1-11	on 1-31-12	period ended 1-31-12[1]

Class A	$1,000.00	$1,019.20	$6.60

Class I	1,000.00	1,020.80	4.27

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at January 31, 2012, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8 Fundamental Large Cap Core Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on August 1, 2011, with the same investment held until January 31, 2012. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 8-1-11	on 1-31-12	period ended 1-31-12[1]

Class A	$1,000.00	$1,018.60	$6.60

Class I	1,000.00	1,020.90	4.27

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.30% and 0.84% for Class A and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual report | Fundamental Large Cap Core Fund 9

Portfolio summary

Top 10 Holdings (35.4% of Net Assets on 1-31-12)[1,2]

QUALCOMM, Inc.	5.7%	JPMorgan Chase & Company	3.1%

Amazon.com, Inc.	4.9%	Cisco Systems, Inc.	3.1%

Oracle Corp.	3.4%	Amgen, Inc.	3.0%

Merck & Company, Inc.	3.4%	Visa, Inc., Class A	2.8%

Moody’s Corp.	3.2%	Lowe’s Companies, Inc.	2.8%

Sector Composition[1,3]

Information Technology	22.7%	Industrials	5.5%

Consumer Discretionary	19.8%	Consumer Staples	4.7%

Financials	19.5%	Materials	1.7%

Energy	11.5%	Other	3.2%

Health Care	11.4%

1 As a percentage of net assets on 1-31-12.

2 Cash and cash equivalents not included.

3 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

10 Fundamental Large Cap Core Fund | Semiannual report

Fund’s investments

As of 1-31-12 (unaudited)

	Shares	Value
Common Stocks 96.83%		$3,464,031

(Cost $3,453,080)

Consumer Discretionary 19.78%		707,622

Hotels, Restaurants & Leisure 0.91%

International Speedway Corp., Class A	1,258	32,444

Household Durables 1.78%

Lennar Corp., Class A	2,963	63,675

Internet & Catalog Retail 6.20%

Amazon.com, Inc. (I)	894	173,829

Blue Nile, Inc. (I)	1,194	48,178

Media 4.46%

CBS Corp., Class B	2,018	57,473

Omnicom Group, Inc.	1,424	64,949

The Walt Disney Company	951	36,994

Multiline Retail 1.41%

Target Corp.	996	50,607

Specialty Retail 5.02%

Home Depot, Inc.	1,811	80,390

Lowe’s Companies, Inc.	3,693	99,083

Consumer Staples 4.72%		168,776

Beverages 3.77%

Diageo PLC, ADR	639	56,609

PepsiCo, Inc.	1,190	78,147

Tobacco 0.95%

Philip Morris International, Inc.	455	34,020

Energy 11.48%		410,813

Energy Equipment & Services 3.35%

National Oilwell Varco, Inc.	493	36,472

Schlumberger, Ltd.	1,112	83,589

Oil, Gas & Consumable Fuels 8.13%

Apache Corp.	956	94,529

Chevron Corp.	339	34,944

Exxon Mobil Corp.	444	37,181

Occidental Petroleum Corp.	792	79,018

Ultra Petroleum Corp. (I)	1,876	45,080

See notes to financial statements	Semiannual report | Fundamental Large Cap Core Fund 11

	Shares	Value
Financials 19.56%		$699,842

Capital Markets 6.40%

State Street Corp.	1,195	46,820

T. Rowe Price Group, Inc.	1,626	94,048

The Goldman Sachs Group, Inc.	791	88,173

Commercial Banks 1.61%

Wells Fargo & Company	1,976	57,719

Consumer Finance 0.99%

American Express Company	709	35,549

Diversified Financial Services 8.47%

Bank of America Corp.	10,824	77,175

JPMorgan Chase & Company	2,993	111,642

Moody’s Corp.	3,061	113,961

Insurance 2.09%

Prudential Financial, Inc.	1,306	74,755

Health Care 11.39%		407,665

Biotechnology 2.99%

Amgen, Inc.	1,577	107,094

Health Care Equipment & Supplies 1.56%

Medtronic, Inc.	1,445	55,734

Health Care Providers & Services 1.18%

Amsurg Corp. (I)	1,636	42,127

Pharmaceuticals 5.66%

Merck & Company, Inc.	3,144	120,289

Novartis AG, ADR	584	31,746

Pfizer, Inc.	2,368	50,675

Industrials 5.52%		197,331

Air Freight & Logistics 1.99%

United Parcel Service, Inc., Class B	939	71,035

Industrial Conglomerates 1.34%

General Electric Company	2,553	47,767

Professional Services 2.19%

Robert Half International, Inc.	2,836	78,529

Information Technology 22.71%		812,386

Communications Equipment 8.72%

Cisco Systems, Inc.	5,569	109,319

QUALCOMM, Inc.	3,448	202,811

Internet Software & Services 4.36%

Ancestry.com, Inc. (I)	2,404	71,158

Google, Inc., Class A (I)	146	84,696

IT Services 4.27%

Broadridge Financial Solutions, Inc.	2,221	53,237

Visa, Inc., Class A	989	99,533

Software 5.36%

FactSet Research Systems, Inc.	792	69,949

Oracle Corp.	4,315	121,683

12 Fundamental Large Cap Core Fund | Semiannual report	See notes to financial statements

	Shares	Value
Materials 1.67%		$59,596

Chemicals 1.67%

Air Products & Chemicals, Inc.	677	59,596

Total investments (Cost $3,453,080)† 96.83%		$3,464,031

Other assets and liabilities, net 3.17%		$113,352

Total net assets 100.00%		$3,577,384

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

(I) Non-income producing security.

† At 1-31-12, the aggregate cost of investment securities for federal income tax purposes was $3,453,970. Net unrealized appreciation aggregated $10,061 of which $164,574 related to appreciated investment securities and $154,513 related to depreciated investment securities.

See notes to financial statements	Semiannual report | Fundamental Large Cap Core Fund 13

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 1-31-12 (unaudited)

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $3,453,080)	$3,464,031
Cash	144,751
Receivable for investments sold	25,000
Dividends receivable	1,532
Receivable due from adviser	6,790
Other receivables and prepaid expenses	38,049
Total assets	3,680,153

Liabilities

Payable to affiliates
Accounting and legal services fees	30
Transfer agent fees	569
Trustees’ fees	6
Other liabilities and accrued expenses	102,164
Total liabilities	102,769

Net assets

Paid-in capital	$3,594,251
Distributions in excess of net investment income	(1,794)
Accumulated net realized loss on investments	(26,024)
Net unrealized appreciation (depreciation) on investments	10,951

Net assets	$3,577,384

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($2,489,576 ÷ 252,790 shares)	$9.85
Class I ($1,087,808 ÷ 110,411 shares)	$9.85

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[1]	$10.37

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

14 Fundamental Large Cap Core Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the six-month period ended 1-31-12 (unaudited)

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$29,758

Expenses

Investment management fees (Note 4)	11,617
Distribution and service fees (Note 4)	3,216
Accounting and legal services fees (Note 4)	225
Transfer agent fees (Note 4)	3,030
Trustees’ fees (Note 4)	16
State registration fees (Note 4)	26,146
Printing and postage (Note 4)	2,432
Professional fees	24,687
Custodian fees	6,034
Registration and filing fees	55,854
Other	2,516

Total expenses before reductions and amounts recaptured	135,773
Less expense reductions (Note 4)	(117,382)

Net expenses	18,391

Net investment income	11,367

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	(25,133)
(25,133)
Change in net unrealized appreciation (depreciation) of
Investments	104,372
104,372
Net realized and unrealized gain	79,239

Increase in net assets from operations	$90,606

See notes to financial statements	Semiannual report | Fundamental Large Cap Core Fund 15

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Period
	1-31-12	ended
	(Unaudited)	7-31-11[1]

Increase (decrease) in net assets

From operations
Net investment income	$11,367	$307
Net realized gain (loss)	(25,133)	10,880
Change in net unrealized appreciation (depreciation)	104,372	(93,421)

Increase (decrease) in net assets resulting from operations	90,606	(82,234)

Distributions to shareholders
From net investment income
Class A	(7,730)	—
Class I	(6,671)	—
From net realized gain
Class A	(7,947)	—
Class I	(3,824)	—

Total distributions	(26,172)	—

From Fund share transactions (Note 5)	417,034	3,178,150

Total increase	481,468	3,095,916

Net assets

Beginning of period	3,095,916	—

End of period	$3,577,384	$3,095,916

(Distributions in excess of)/Undistributed net investment income	($1,794)	$1,240

1 Period from 6-1-11 (commencement of operations) to 7-31-11.

16 Fundamental Large Cap Core Fund | Semiannual report	See notes to financial statements

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	1-31-12[1]	7-31-11[2]

Per share operating performance

Net asset value, beginning of period	$9.73	$10.00
Net investment income[3]	0.03	—[4]
Net realized and unrealized gain (loss) on investments	0.15	(0.27)
Total from investment operations	0.18	(0.27)
Less distributions
From net investment income	(0.03)	—
From net realized gain	(0.03)	—
Total distributions	(0.06)	—
Net asset value, end of period	$9.85	$9.73
Total return (%)[5,6,7]	1.92	(2.70)

Ratios and supplemental data

Net assets, end of period (in millions)	$2	$2
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	8.29[8]	5.95[8]
Expenses including reductions and amounts recaptured	1.30[8]	1.30[8]
Net investment income (loss)	0.55[8]	(0.12)[8]
Portfolio turnover (%)	20	4

1 Semiannual period from 8-1-11 to 1-31-12. Unaudited.
2 Period from 6-1-11 (commencement of operations) to 7-31-11.
3 Based on the average daily shares outstanding.
4 Less than ($0.005) per share.
5 Does not reflect the effect of sales charges, if any.
6 Not annualized.
7 Total returns would have been lower had certain expenses not been reduced during the period shown.
8 Annualized.

See notes to financial statements	Semiannual report | Fundamental Large Cap Core Fund 17

CLASS I SHARES Period ended	1-31-12[1]	7-31-11[2]

Per share operating performance

Net asset value, beginning of period	$9.74	$10.00
Net investment income[3]	0.05	0.01
Net realized and unrealized gain (loss) on investments	0.15	(0.27)
Total from investment operations	0.20	(0.26)
Less distributions
From net investment income	(0.06)	—
From net realized gain	(0.03)	—
Total distributions	(0.09)	—
Net asset value, end of period	$9.85	$9.74
Total return (%)[4,5]	2.08	(2.60)

Ratios and supplemental data

Net assets, end of period (in millions)	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	8.84[6]	5.61[6]
Expenses including reductions and amounts recaptured	0.84[6]	0.84[6]
Net investment income	1.04[6]	0.36[6]
Portfolio turnover (%)	20	4

1 Semiannual period from 8-1-11 to 1-31-12. Unaudited.
2 Period from 6-1-11 (commencement of operations) to 7-31-11.
3 Based on the average daily shares outstanding.
4 Not annualized.
5 Total returns would have been lower had certain expenses not been reduced during the period shown.
6 Annualized.

18 Fundamental Large Cap Core Fund | Semiannual report	See notes to financial statements

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Fundamental Large Cap Core Fund (the Fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term capital appreciation.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, printing and postage and state registration fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

As of January 31, 2012, all investments are categorized as Level 1 under the hierarchy described above. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the six months ended January 31, 2012, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities, held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Semiannual report | Fundamental Large Cap Core Fund 19

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $200 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. For the six months ended January 31, 2012, the Fund had no borrowings under the line of credit.

Expenses. Expenses that are directly attributable to an individual fund are allocated to the Fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, printing and postage and state registration fees, for all classes are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of July 31, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gain distributions, if any, at least annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

20 Fundamental Large Cap Core Fund | Semiannual report

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. The Fund had no material book-tax differences at July 31, 2011.

New accounting pronouncement. In May 2011, Accounting Standards Update 2011-04 (ASU 2011-04), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, was issued and is effective during interim and annual periods beginning after December 15, 2011. ASU 2011-04 amends Financial Accounting Standards Board (FASB) Topic 820, Fair Value Measurement. The amendments are the result of the work by the FASB and the International Accounting Standards Board to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The update may require additional disclosures related to transfers between Levels 1, 2, and 3. Also, the update requires additional disclosures related to quantitative and qualitative information regarding unobservable inputs and valuation techniques utilized in the valuation process. Management is currently evaluating the application of ASU 2011-04 and its impact, if any, on the Fund’s financial statement disclosure.

Note 3 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management agreement with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: a) 0.725% of the first $500,000,000 of the Fund’s average daily net assets; b) 0.700% of the next $500,000,000; c) 0.675% of the next $500,000,000; and d) 0.650% of the Fund’s average daily net assets in excess of $1,500,000,000. The Adviser has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the six months ended January 31, 2012 were equivalent to a gross annual rate of 0.725% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive a portion of its management fee for certain funds (the Participating Funds) of the Trust and John Hancock Variable Insurance Trust. The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Funds that exceeds $75 billion but is less than $100 billion; and 0.015% of that portion of the aggregate net assets of all the Participating Funds that equals or exceeds $100 billion. The amount of the reimbursement is calculated daily and allocated among all the Participating Funds in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Adviser upon notice to the funds and with the approval of the Board of Trustees.

Semiannual report | Fundamental Large Cap Core Fund 21

The Adviser has contractually agreed to waive fees and/or reimburse certain expenses for each share class of the Fund. This agreement excludes interest expense, acquired fund fees, short dividend expense, litigation and indemnification expenses, taxes and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The fee waivers and/or reimbursements were such that these expenses will not exceed 1.30% and 0.84% for Class A and Class I shares, respectively. The fee waivers and/or reimbursements will continue in effect until December 31, 2012 unless renewed by mutual agreement of the Fund and the Adviser based upon a determination that this is appropriate under the circumstances at that time.

Additionally, the Adviser has voluntarily agreed to waive other fund level expenses excluding advisory fees, 12b-1 fees, service fees, transfer agent fees, blue sky fees, taxes, printing and postage, brokerage commissions, interest expenses, acquired fund fees, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. This voluntary expense reimbursement will continue in effect until terminated at any time by the Adviser on notice to the Fund. The waivers are such that these expenses will not exceed 0.20% of average net assets.

Accordingly, these expense reductions described above amounted to $74,944 and $42,438 for Class A and Class I shares, respectively, for the six months ended January 31, 2012.

The investment management fees, including the impact of the waivers and reimbursements described above, incurred for the six months ended January 31, 2012 were equivalent to the net annual effective rate of 0.00% of the Fund’s average daily net assets.

Expense recapture. The Adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements made subsequent to the commencement of operations, for a period of three years following the beginning of the month in which such reimbursements or waivers originally occurred to the extent that the Fund is below its expense limitation during this period. The table below outlines the amounts recovered during the six months ended January 31, 2012, and the amount of waived or reimbursed expenses subject to potential recovery and the respective expiration dates. Certain reimbursements or waivers are not subject to recapture.

AMOUNT RECOVERED
	AMOUNTS ELIGIBLE FOR	AMOUNTS ELIGIBLE FOR	AMOUNTS ELIGIBLE FOR	DURING THE
	RECOVERY THROUGH	RECOVERY THROUGH	RECOVERY THROUGH	PERIOD ENDED
FUND	JULY 1, 2013	JULY 1, 2014	JANUARY 1, 2015	JANUARY 31, 2012

Fundamental Large	—	$23,241	$117,330	—
Cap Core

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended January 31, 2012, amounted to an annual rate of 0.01% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund may pay up to 0.30% for Class A shares for distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

22 Fundamental Large Cap Core Fund | Semiannual report

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $80 for the six months ended January 31, 2012. Of this amount, $12 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $68 was paid as sales commissions to broker-dealers.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended January 31, 2012 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	$3,216	$2,383	$13,073	$1,486
Class I	—	647	13,073	946
Total	$3,216	$3,030	$26,146	$2,432

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its average daily net assets.

Note 5 — Fund share transactions

Transactions in Fund shares for the six months ended January 31, 2012 and for the period ended July 31, 2011 were as follows:

	Six months ended 1-31-12		Year ended 7-31-11[1]
	Shares	Amount	Shares	Amount
Class A shares

Sold	73,805	$684,314	202,555	$2,023,250
Distributions reinvested	383	3,593	—	—
Repurchased	(23,953)	(222,213)	—	—

Net increase	50,235	$465,694	202,555	$2,023,250

Class I shares

Sold	3,903	$36,194	115,490	$1,154,900
Distributions reinvested	1,018	9,546	—	—
Repurchased	(10,000)	(94,400)	—	—

Net increase (decrease)	(5,079)	($48,660)	115,490	$1,154,900

Net increase	45,156	$417,034	318,045	$3,178,150

1 Period from 6-1-11 (commencement of operations) to 7-31-11.

Affiliates of the Fund owned 75% of shares of beneficial interest of Class A, on January 31, 2012.

Semiannual report | Fundamental Large Cap Core Fund 23

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $1,033,922 and $618,184, respectively, for the six months ended January 31, 2012.

24 Fundamental Large Cap Core Fund | Semiannual report

More information

Trustees	Investment adviser
James M. Oates, Chairman	John Hancock Investment Management
James R. Boyle†	Services, LLC
Charles L. Bardelis*
Peter S. Burgess*	Subadviser
Grace K. Fey	John Hancock Asset Management a division of
Theron S. Hoffman	Manulife Asset Management (US) LLC
Hassell H. McClellan
Steven M. Roberts*	Principal distributor
John Hancock Funds, LLC
Officers
Hugh McHaffie	Custodian
President	State Street Bank and Trust Company

Thomas M. Kinzler	Transfer agent
Secretary and Chief Legal Officer	John Hancock Signature Services, Inc.

Francis V. Knox, Jr.	Legal counsel
Chief Compliance Officer	K&L Gates LLP

Michael J. Leary
Treasurer

Charles A. Rizzo
Chief Financial Officer

John G. Vrysen
Chief Operating Officer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Semiannual report | Fundamental Large Cap Core Fund 25

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Fundamental Large Cap Core Fund.	372SA 1/12
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	3/12

John Hancock

MUTUAL FUNDS

John Hancock

# Fundamental Large Cap Value Fund

**Semiannual Report**

1.31.12

A look at performance

Total returns for the period ended January 31, 2012

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge				with maximum sales charge

				Since					Since
	1-year	5-year	10-year	inception	6-months	1-year	5-year	10-year	inception

Class A	—	—	—	—	–0.53	—	—	—	–5.90[1]

Class I2	—	—	—	—	4.97	—	—	—	–0.70[1]

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 5.00%.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 12-31-12 for Class A and Class I shares. Had the fee waivers and expense limitations not been in place gross expenses would apply. The expense ratios are as follows:

	Class A	Class I
Net (%)	1.30	0.84
Gross (%)	3.79	3.97

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares. The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

6	Fundamental Large Cap Value Fund | Semiannual report

		Without	With maximum
	Start date	sales charge	sales charge	Index

Class I [2]	6-1-11	$9,930	$9,930	$9,635

Russell 1000 Value Index is an unmanaged index containing those securities in the Russell 1000 Index with a less-than-average growth orientation.

It is not possible to invest directly in an index. Index figures do not reflect expenses, which would have resulted in lower values if they did.

1 From 6-1-11.

2 For certain types of investors, as described in the Fund’s Class I share prospectus.

Semiannual report | Fundamental Large Cap Value Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on August 1, 2011 with the same investment held until January 31, 2012.

	Account value	Ending value	Expenses paid during
	on 8-1-11	on 1-31-12	period ended 1-31-12[1]

Class A	$1,000.00	$1,047.00	$6.69

Class I	1,000.00	1,049.70	4.33

For the class noted below, the example assumes an account value of $1,000 on August 23, 2011, with the same investment held until January 31, 2012.

	Account value	Ending value	Expenses paid during
	on 8-23-11	on 1-31-12	period ended 1-31-12[2]

Class NAV	$1,000.00	$1,221.50	$3.93

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at January 31, 2012, by $1,000.00, then multiply it by the

“expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Fundamental Large Cap Value Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on August 1, 2011, with the same investment held until January 31, 2012. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 8-1-11	on 1-31-12	period ended 1-31-12[3]

Class A	$1,000.00	$1,018.60	$6.60

Class I	1,000.00	1,020.90	4.27

Class NAV	1,000.00	1,021.10	4.06

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.30% and 0.84% for Class A and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

2 Expenses are equal to the Fund’s annualized expense ratio of 0.80% for Class NAV shares, multiplied by the average account value over the period, multiplied by 162/366 (to reflect the period).

3 Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual report | Fundamental Large Cap Value Fund	9

Portfolio summary

Top 10 Holdings (31.8% of Net Assets on 1-31-12) [1,2]

Lowe’s Companies, Inc.	3.7%	Home Depot, Inc.	3.1%

Amgen, Inc.	3.5%	Cisco Systems, Inc.	3.0%

The Goldman Sachs Group, Inc.	3.2%	QUALCOMM, Inc.	3.0%

JPMorgan Chase & Company	3.2%	Moody’s Corp.	3.0%

Wells Fargo & Company	3.2%	Occidental Petroleum Corp.	2.9%

Sector Composition[1,3]

Financials	26.3%	Information Technology	10.7%

Consumer Discretionary	17.9%	Consumer Staples	6.5%

Energy	12.0%	Utilities	1.0%

Health Care	11.0%	Other	3.7%

Industrials	10.9%

1 As a percentage of net assets on 1-31-12.

2 Cash and cash equivalents not included.

3 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

10	Fundamental Large Cap Value Fund | Semiannual report

Fund’s investments

As of 1-31-12 (unaudited)

	Shares	Value

Common Stocks 96.34%		$381,727,596

(Cost $327,487,221)

Consumer Discretionary 17.86%		70,770,735

Hotels, Restaurants & Leisure 2.36%

Carnival Corp.	309,257	9,339,561

Household Durables 2.98%

Dorel Industries, Inc., Class B	138,872	3,431,982

Lennar Corp., Class A	390,111	8,383,485

Media 4.44%

Comcast Corp., Class A	223,200	5,934,888

Lamar Advertising Company, Class A (I)	217,972	6,236,179

Omnicom Group, Inc.	118,954	5,425,492

Multiline Retail 1.28%

Target Corp.	99,686	5,065,046

Specialty Retail 6.80%

Home Depot, Inc.	274,773	12,197,173

Lowe’s Companies, Inc.	550,016	14,756,929

Consumer Staples 6.52%		25,840,011

Beverages 4.04%

Diageo PLC, ADR	111,484	9,876,368

PepsiCo, Inc.	93,210	6,121,101

Food & Staples Retailing 1.34%

Walgreen Company	159,477	5,320,153

Tobacco 1.14%

Philip Morris International, Inc.	60,484	4,522,389

Energy 12.01%		47,593,137

Energy Equipment & Services 1.39%

National Oilwell Varco, Inc.	74,334	5,499,229

Oil, Gas & Consumable Fuels 10.62%

Apache Corp.	104,704	10,353,132

Chevron Corp.	96,331	9,929,799

ConocoPhillips	78,016	5,321,471

Exxon Mobil Corp.	57,975	4,854,827

Occidental Petroleum Corp.	116,615	11,634,679

See notes to financial statements	Semiannual report | Fundamental Large Cap Value Fund	11

	Shares	Value
Financials 26.35%		$104,394,126

Capital Markets 7.76%

AllianceBernstein Holding LP	414,284	6,305,402

Northern Trust Corp.	117,845	4,856,392

State Street Corp.	172,443	6,756,317

The Goldman Sachs Group, Inc.	115,147	12,835,436

Commercial Banks 5.87%

U.S. Bancorp	378,876	10,691,881

Wells Fargo & Company	430,495	12,574,758

Diversified Financial Services 8.30%

Bank of America Corp.	1,189,302	8,479,723

JPMorgan Chase & Company	340,147	12,687,483

Moody’s Corp.	314,715	11,716,839

Insurance 4.42%

Prudential Financial, Inc.	179,461	10,272,348

Stewart Information Services Corp.	528,758	7,217,547

Health Care 10.97%		43,455,174

Biotechnology 3.47%

Amgen, Inc.	202,270	13,736,156

Health Care Equipment & Supplies 1.87%

Medtronic, Inc.	191,751	7,395,836

Health Care Providers & Services 1.25%

Amsurg Corp. (I)	165,136	4,252,252

VCA Antech, Inc. (I)	30,840	690,199

Pharmaceuticals 4.38%

Merck & Company, Inc.	275,429	10,537,914

Novartis AG, ADR	89,813	4,882,235

Pfizer, Inc.	91,616	1,960,582

Industrials 10.91%		43,209,608

Aerospace & Defense 0.96%

The Boeing Company	51,333	3,807,882

Air Freight & Logistics 2.04%

FedEx Corp.	88,342	8,082,410

Commercial Services & Supplies 2.64%

Avery Dennison Corp.	385,198	10,458,126

Electrical Equipment 1.31%

Sensata Technologies Holding NV (I)	179,711	5,177,474

Industrial Conglomerates 2.49%

General Electric Company	527,690	9,873,080

Professional Services 1.47%

Robert Half International, Inc.	209,846	5,810,636

Information Technology 10.72%		42,496,408

Communications Equipment 6.65%

Cisco Systems, Inc.	612,859	12,030,422

QUALCOMM, Inc.	200,788	11,810,350

Tellabs, Inc.	663,760	2,522,288

12	Fundamental Large Cap Value Fund | Semiannual report	See notes to financial statements

	Shares	Value
IT Services 1.47%

Broadridge Financial Solutions, Inc.	242,692	$5,817,327

Software 2.60%

Microsoft Corp.	136,746	4,038,109

Oracle Corp.	222,621	6,277,912

Utilities 1.00%		3,968,397

Electric Utilities 1.00%

Entergy Corp.	57,198	3,968,397

Total investments (Cost $327,487,221)† 96.34%		$381,727,596

Other assets and liabilities, net 3.66%		$14,521,564

Total net assets 100.00%		$396,249,161

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

(I) Non-income producing security.

† At 1-31-12, the aggregate cost of investment securities for federal income tax purposes was $327,488,223. Net unrealized appreciation aggregated $54,239,373, of which $54,699,683 related to appreciated investment securities and $460,310 related to depreciated investment securities.

See notes to financial statements	Semiannual report | Fundamental Large Cap Value Fund	13

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 1-31-12 (unaudited)

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments at value (Cost $327,487,221)	$381,727,596
Cash	14,925,875
Dividends receivable	120,579
Receivable due from adviser	405
Other receivables and prepaid expenses	37,999

Total assets	396,812,454

Liabilities

Payable for investments purchased	445,009
Payable to affiliates
Accounting and legal services fees	3,236
Transfer agent fees	504
Trustees’ fees	270
Other liabilities and accrued expenses	114,274

Total liabilities	563,293

Net assets

Paid-in capital	$335,956,854
Distributions in excess of net investment income	(35,852)
Accumulated net realized gain on investments and foreign
currency transactions	6,087,784
Net unrealized appreciation (depreciation) on investments	54,240,375

Net assets	$396,249,161

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($2,124,255 ÷ 215,921 shares)	$9.84
Class I ($1,048,082 ÷ 106,464 shares)	$9.84
Class NAV ($393,076,824 ÷ 39,952,416 shares)	$9.84

Maximum offering perice per share

Class A (net asset value per share ÷ 95%)[1]	$10.36

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

14	Fundamental Large Cap Value Fund | Semiannual report	See notes to financial statements

F I N A N C I A L S T A T E M E N T S

Statement of operations For the six-month period ended 1-31-12
(unaudited)

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$3,502,462
Less foreign taxes withheld	(3,118)

Total investment income	3,499,344

Expenses

Investment management fees (Note 4)	1,002,182
Distribution and service fees (Note 4)	2,777
Accounting and legal services fees (Note 4)	20,229
Transfer agent fees (Note 4)	2,685
Trustees’ fees (Note 4)	1,320
State registration fees (Note 4)	25,952
Printing and postage (Note 4)	2,194
Professional fees	26,175
Custodian fees	24,574
Registration and filing fees	76,561
Other	2,658

Total expenses before reductions and amounts recaptured	1,187,307
Less expense reductions and amounts recaptured (Note 4)	(14,052)

Net expenses	1,173,255

Net investment income	2,326,089

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	7,171,443
Foreign currency transactions	(18)
7,171,425
Change in net unrealized appreciation (depreciation) of
Investments	54,415,878
54,415,878
Net realized and unrealized gain	61,587,303

Increase in net assets from operations	$63,913,392

See notes to financial statements	Semiannual report | Fundamental Large Cap Value Fund	15

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Period
	1-31-12	ended
	(Unaudited)	7-31-11[1]

Increase (decrease) in net assets

From operations
Net investment income	$2,326,089	$2,156
Net realized gain	7,171,425	6,266
Change in net unrealized appreciation (depreciation)	54,415,878	(175,503)

Increase (decrease) in net assets resulting from operations	63,913,392	(167,081)

Distributions to shareholders
From net investment income
Class A	(7,223)	—
Class I	(6,741)	—
Class NAV[2]	(2,351,020)	—
From net realized gain
Class A	(5,698)	—
Class I	(3,154)	—
Class NAV[2]	(1,081,097)	—

Total distributions	(3,454,933)	—

From Fund share transactions (Note 5)	332,846,753	3,111,030

Total increase	393,305,212	2,943,949

Net assets

Beginning of period	2,943,949	—

End of period	$396,249,161	$2,943,949

(Distributions in excess of)/undistributed net investment income	($35,852)	$3,043

1 Period from 6-1-11 (commencement of operations) to 7-31-11.

2 Period from 8-23-11 (commencement of operations) to 1-31-12.

16	Fundamental Large Cap Value Fund | Semiannual report	See notes to financial statements

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	1-31-12[1]	7-31-11[2]

Per share operating performance

Net asset value, beginning of period	$9.46	$10.00
Net investment income[3]	0.05	—[4]
Net realized and unrealized gain (loss) on investments	0.39	(0.54)
Total from investment operations	0.44	(0.54)
Less distributions
From net investment income	(0.03)	—
From net realized gain	(0.03)	—
Total distributions	(0.06)	—
Net asset value, end of period	$9.84	$9.46
Total return (%)[5,6,7]	4.70	(5.40)

Ratios and supplemental data

Net assets, end of period (in millions)	$2	$2
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	3.21[8]	5.95[8]
Expenses including reductions and amounts recaptured	1.30[8]	1.30[8]
Net investment income	1.12[8]	0.26[8]
Portfolio turnover (%)	23	5

1 Semiannual period from 8-1-11 to 1-31-12. Unaudited.
2 Period from 6-1-11 (commencement of operations) to 7-31-11.
3 Based on the average daily shares outstanding.
4 Less than $0.005 per share.
5 Does not reflect the effect of sales charges, if any.
6 Total returns would have been lower had certain expenses not been reduced during the period shown.
7 Not annualized.
8 Annualized.

See notes to financial statements	Semiannual report | Fundamental Large Cap Value Fund	17

CLASS I SHARES Period ended	1-31-12[1]	7-31-11[2]

Per share operating performance

Net asset value, beginning of period	$9.46	$10.00
Net investment income[3]	0.07	0.01
Net realized and unrealized gain (loss) on investments	0.40	(0.55)
Total from investment operations	0.47	(0.54)
Less distributions
From net investment income	(0.06)	—
From net realized gain	(0.03)	—
Total distributions	(0.09)	—
Net asset value, end of period	$9.84	$9.46
Total return (%)[4,5]	4.97	(5.40)

Ratios and supplemental data

Net assets, end of period (in millions)	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	3.96[6]	5.61[6]
Expenses including reductions and amounts recaptured	0.84[6]	0.84[6]
Net investment income	1.61[6]	0.74[6]
Portfolio turnover (%)	23	5

1 Semiannual period from 8-1-11 to 1-31-12. Unaudited.
2 Period from 6-1-11 (commencement of operations) to 7-31-11.
3 Based on the average daily shares outstanding.
4 Not annualized.
5 Total returns would have been lower had certain expenses not been reduced during the period shown.
6 Annualized.

CLASS NAV SHARES Period ended	1-31-121

Per share operating performance

Net asset value, beginning of period	$8.13
Net investment income2	0.07
Net realized and unrealized gain on investments	1.73
Total from investment operations	1.80
Less distributions
From net investment income	(0.06)
From net realized gain	(0.03)
Total distributions	(0.09)
Net asset value, end of period	$9.84
Total return (%)3,4	22.15

Ratios and supplemental data

Net assets, end of period (in millions)	$393
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	0.795
Expenses including reductions and amounts recaptured	0.805
Net investment income	1.605
Portfolio turnover (%)	23

1 Period from 8-23-11 (commencement of operations) to 1-31-12. Unaudited.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the period shown.
4 Not annualized.
5 Annualized.

18	Fundamental Large Cap Value Fund | Semiannual report	See notes to financial statements

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Fundamental Large Cap Value Fund (the Fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term capital appreciation.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class NAV shares are sold to John Hancock affiliated funds of funds. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, printing and postage and state registration fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

As of January 31, 2012, all investments are categorized as Level 1 under the hierarchy described above. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the six months ended January 31, 2012, there were no significant transfers into or out of Level 1, Level 2, or Level 3.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities, held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Semiannual report | Fundamental Large Cap Value Fund	19

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Dividend income is recorded on the ex-date.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $200 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. For the six months ended January 31, 2012, the Fund had no borrowings under the line of credit.

Expenses. Expenses that are directly attributable to an individual fund are allocated to the Fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, printing and postage and state registration fees, for all classes are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of July 31, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gain distributions, if any, at least annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

20	Fundamental Large Cap Value Fund | Semiannual report

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. The Fund had no material book-tax differences at July 31, 2011.

New accounting pronouncement. In May 2011, Accounting Standards Update 2011-04 (ASU 2011-04), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, was issued and is effective during interim and annual periods beginning after December 15, 2011. ASU 2011-04 amends Financial Accounting Standards Board (FASB) Topic 820, Fair Value Measurement. The amendments are the result of the work by the FASB and the International Accounting Standards Board to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The update may require additional disclosures related to transfers between Levels 1, 2, and 3. Also, the update requires additional disclosures related to quantitative and qualitative information regarding unobservable inputs and valuation techniques utilized in the valuation process. Management is currently evaluating the application of ASU 2011-04 and its impact, if any, on the Fund’s financial statement disclosure.

Note 3 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management agreement with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: a) 0.70% of the first $500,000,000 of the Fund’s aggregate average daily net assets together with the assets of Fundamental Large Cap Value Trust, a series of John Hancock Variable Insurance Trust; b) 0.65% of the next $500,000,000 of the combined aggregate average daily net assets; and c) 0.60% of the combined aggregate average daily net assets in excess of $1,000,000,000. Prior to August 23, 2011 the Fund paid a daily management fee to the Adviser equivalent, on an annual basis, to the sum of a) 0.70% of the first $500,000,000 of the Fund’s average daily net assets; b) 0.65% of the next $500,000,000; and c) 0.60% of the Fund’s average daily net assets in excess of $1,000,000,000. The Adviser has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the six months ended January 31, 2012 were equivalent to a gross annual rate of 0.70% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive a portion of its management fee for certain funds (the Participating Funds) of the Trust and John Hancock Variable Insurance Trust. The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Funds that exceeds $75 billion but is less than $100 billion; and 0.015% of that portion of the aggregate net assets of all the Participating Funds that equals or exceeds $100 billion. The amount of the

Semiannual report | Fundamental Large Cap Value Fund	21

reimbursement is calculated daily and allocated among all the Participating Funds in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Adviser upon notice to the funds and with the approval of the Board of Trustees.

The Adviser has contractually agreed to waive fees and/or reimburse certain expenses for each share class of the Fund. This agreement excludes interest expense, acquired fund fees, short dividend expense, litigation and indemnification expenses, taxes and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The fee waivers and/or reimbursements were such that these expenses will not exceed 1.30%, 0.84% and 0.82% for Class A, Class I and Class NAV shares, respectively. For Class A and Class I shares the fee waivers and/or reimbursements will continue in effect until December 31, 2012 unless renewed by mutual agreement of the Fund and the Adviser based upon a determination that this is appropriate under the circumstances at that time. For Class NAV shares, this expense limitation shall remain in effect until November 30, 2012 unless renewed by mutual agreement of the Fund and the Adviser based upon a determination that this is appropriate under the circumstances at that time.

Additionally, the Adviser has voluntarily agreed to waive other fund level expenses excluding advisory fees, 12b-1 fees, service fees, transfer agent fees, blue sky fees, taxes, printing and postage, interest expenses, acquired fund fees, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. This voluntary expense reimbursement will continue in effect until terminated at any time by the Adviser on notice to the Fund. The waivers are such that these expenses will not exceed 0.20% of average net assets.

Accordingly, these expense reductions described above amounted to $17,836, $16,125 and $2,506 for Class A, Class I and Class NAV shares, respectively, for the six months ended January 31, 2012.

The investment management fees, including the impact of the waivers and reimbursements described above, incurred for the six months ended January 31, 2012 were equivalent to the net annual effective rate of 0.69% of the Fund’s average daily net assets.

Expense recapture. The Adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements made subsequent to the commencement of operations, for a period of three years following the beginning of the month in which such reimbursements or waivers originally occurred to the extent that the Fund is below its expense limitation during this period. The table below outlines the amounts recovered during the six months ended January 31, 2012, and the amount of waived or reimbursed expenses subject to potential recovery and the respective expiration dates. Certain reimbursements or waivers are not subject to recapture.

AMOUNT RECOVERED
	AMOUNTS ELIGIBLE FOR	AMOUNTS ELIGIBLE FOR	AMOUNTS ELIGIBLE FOR	DURING THE
	RECOVERY THROUGH	RECOVERY THROUGH	RECOVERY THROUGH	PERIOD ENDED
FUND	JULY 1, 2013	JULY 1, 2014	JANUARY 1, 2015	JANUARY 31, 2012

Fundamental Large	—	$705	$28,856	$22,415
Cap Value

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended January 31, 2012, amounted to an annual rate of 0.01% of the Fund’s average daily net assets.

22	Fundamental Large Cap Value Fund | Semiannual report

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund may pay up to 0.30% for Class A shares for distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $1,306 for the six months ended January 31, 2012. Of this amount, $206 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $1,100 was paid as sales commissions to broker-dealers.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended January 31, 2012 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE FEES

Class A	$2,777	$2,058	$12,976	$1,375
Class I	—	627	12,976	819
Total	$2,777	$2,685	$25,952	$2,194

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the Fund based on its average daily net assets.

Semiannual report | Fundamental Large Cap Value Fund	23

Note 5 — Fund share transactions

Transactions in Fund shares for the six months ended January 31, 2012 and for the period ended July 31, 2011 were as follows:

	Six months ended 1-31-12		Period ended 7-31-11[1]
	Shares	Amount	Shares	Amount
Class A shares

Sold	23,930	$217,420	195,710	$1,956,030
Distributions reinvested	123	1,153	—	—
Repurchased	(3,842)	(36,807)	—	—
Net increase	20,211	$181,766	195,710	$1,956,030

Class I shares

Sold	—	—	115,500	$1,155,000
Distributions reinvested	964	$9,038	—	—
Repurchased	(10,000)	(94,200)	—	—
Net increase (decrease)	(9,036)	($85,162)	115,500	$1,155,000

Class NAV shares[2]

Sold	39,586,128	$329,318,032	—	—
Distributions reinvested	366,288	3,432,117	—	—
Net increase	39,952,416	$332,750,149	—	—

Net increase	39,963,591	$332,846,753	311,210	$3,111,030

1 Period from 6-1-11 (commencement of operations) to 7-31-11.

2 Period from 8-23-11 (commencement of operations) to 1-31-12.

Affiliates of the Fund owned 88% and 100% of shares of beneficial interest of Class A and Class NAV, respectively, on January 31, 2012.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $381,882,552 and $64,641,532, respectively, for the six months ended January 31, 2012.

Note 7 — Investment by affiliated funds

Certain investors in the Fund are affiliated funds and are managed by the Adviser and its affiliates. The affiliated funds do not invest in the Fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the Fund’s net assets. For the six months ended January 31, 2012, the following funds had an affiliate ownership concentration of 5% or more of the Fund’s net assets:

FUND	AFFILIATE CONCENTRATION

John Hancock Lifestyle Aggressive Portfolio	18.52%
John Hancock Lifestyle Growth Portfolio	43.41%
John Hancock Lifestyle Balance Portfolio	32.54%

24	Fundamental Large Cap Value Fund | Semiannual report

More information

Trustees	Investment adviser
James M. Oates, Chairman	John Hancock Investment Management
James R. Boyle†	Services, LLC
Charles L. Bardelis*
Peter S. Burgess*	Subadviser
Grace K. Fey	John Hancock Asset Management a division of
Theron S. Hoffman	Manulife Asset Management (US) LLC
Hassell H. McClellan
Steven M. Roberts*	Principal distributor
John Hancock Funds, LLC
Officers
Hugh McHaffie	Custodian
President	State Street Bank and Trust Company

Thomas M. Kinzler	Transfer agent
Secretary and Chief Legal Officer	John Hancock Signature Services, Inc.

Francis V. Knox, Jr.	Legal counsel
Chief Compliance Officer	K&L Gates LLP

Michael J. Leary
Treasurer

Charles A. Rizzo
Chief Financial Officer

John G. Vrysen
Chief Operating Officer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Semiannual report | Fundamental Large Cap Value Fund	25

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available:electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Fundamental Large Cap Value Fund.	374SA 1/12
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	3/12

John Hancock

Diversified Strategies Fund

Semiannual Report

1.31.12

John Hancock Diversified Strategies Fund

Your expenses	Page 3
Portfolio summary	Page 4
Portfolio of investments	Page 5
Financial statements	Page 12
Financial highlights	Page 15
Notes to financial statements	Page 17
More information	Page 29

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding your fund expenses

As a shareholder of the Fund, you incur two types of costs:

• Transaction costs which include sales charges (loads) on purchases or redemptions (if applicable), minimum account fee charge, etc.

• Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on September 30, 2011 with the same investment held until January 31, 2012.

	Account value	Ending value	Expenses paid during
	on 9-30-11	on 1-31-12	period ended 1-31-12[1,2]

Class A	$1,000.00	$1,061.90	$4.12
Class I	1,000.00	1,064.00	2.69

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at January 31, 2012 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Example

[ My account value $8,600.00 / $1,000.00 = 8.6 ] x $[ “expenses paid” from table ] = My actual expenses

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on August 1, 2011, with the same investment held until January 31, 2012. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 8-1-11	on 1-31-12	period ended 1-31-12[2,3]

Class A	$1,000.00	$1,019.20	$5.99
Class I	1,000.00	1,021.30	3.91

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund's annualized expense ratio of 1.18% and 0.77% for Class A and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 124/366 (to reflect the period).

2 The Fund's expense ratios do not include fees and expenses indirectly incurred by the underlying funds, whose ratios can vary based on the mix of underlying funds. The range of annualized expense ratios of the underlying funds held by the Fund was 0.77% to 1.20% for Class A and Class I shares, respectively.

3 Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the half-year period).

3

Diversified Strategies Fund
Portfolio Summary

Value as a
percentage of
Fund's net
Portfolio Composition	assets
Fixed Income (66.1%)
Corporate Bonds	51.4%
U.S. Government Agency	10.3%
Collateralized Mortgage Obligations	1.8%
Term Loans	1.2%
Capital Preferred Securities	1.1%
Asset Backed Securities	0.3%
Affiliated Investment Companies	26.7%
Unaffiliated Investment Companies	5.7%
Other Assets and Liabilities	1.5%

Value as a
percentage of
Fund's net
Sector Composition [1]	assets
Fixed Income (66.1%)
Financials	19.0%
U.S. Government Agency	10.3%
Consumer Discretionary	8.4%
Materials	7.2%
Industrials	6.1%
Energy	3.8%
Telecommunication Services	3.5%
Utilities	2.9%
Consumer Staples	2.7%
Health Care	1.9%
Information Technology	0.3%
Affiliated Investment Companies (26.7%)
Equity	17.0%
Fixed Income	5.0%
Currency	4.7%
Unaffiliated Investment Companies (5.7%)
Long/Short Equity	2.9%
Futures	2.8%
Other Assets and Liabilities	1.5%

Fixed Income Quality Composition [2,3]
AAA	1.1%
AA	1.7%
A	9.1%
BBB	26.2%
BB	15.6%
B	23.9%
CCC	6.7%
U.S. Government Agency	15.6%
Not Rated	0.1%

1 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors. International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting. These risks are more significant in emerging markets.

2 Ratings are from Moody's Investors Service, Inc. If not available, we have used S&P ratings. In the absence of ratings from these agencies, we have used Fitch, Inc. ratings. Not Rated securities are those with no ratings available. All are as of 1-31-12 and do not reflect subsequent downgrades or upgrades, if any.

3 Composition based on fixed income securities which represent $27,097,960 and 66.1% of the Fund's net assets at 1-31-12. Percentages shown are based on total fixed income securities.

4

Diversified Strategies Fund
As of 1-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Corporate Bonds 51.43%				$21,067,356

(Cost $19,976,497)

Consumer Discretionary 7.77%				3,180,813

Auto Components 0.96%
Allison Transmission, Inc. (S)	7.125	05/15/19	$125,000	125,781
Exide Technologies	8.625	02/01/18	135,000	111,375
Visteon Corp.	6.750	04/15/19	160,000	158,000

Automobiles 0.53%
Ford Motor Credit Company LLC	5.875	08/02/21	200,000	218,850

Food Products 0.22%
Simmons Foods, Inc. (S)	10.500	11/01/17	100,000	89,750

Hotels, Restaurants & Leisure 2.26%
Caesars Entertainment Operating Company, Inc.	11.250	06/01/17	100,000	108,375
CCM Merger, Inc. (S)	8.000	08/01/13	100,000	97,000
Downstream Development Authority of the Quapaw Tribe of
Oklahoma (S)	10.500	07/01/19	100,000	97,500
Greektown Superholdings, Inc.	13.000	07/01/15	100,000	107,000
Jacobs Entertainment, Inc.	9.750	06/15/14	100,000	94,000
Landry's Restaurants, Inc.	11.625	12/01/15	100,000	107,250
Seminole Indian Tribe of Florida (S)	7.750	10/01/17	200,000	210,000
Sugarhouse HSP Gaming Property Mezzanine LP (S)	8.625	04/15/16	100,000	102,750

Media 1.78%
AMC Entertainment, Inc.	8.000	03/01/14	100,000	99,750
DISH DBS Corp.	6.750	06/01/21	125,000	136,250
Grupo Televisa SAB	6.625	01/15/40	100,000	113,647
Regal Entertainment Group	9.125	08/15/18	100,000	109,500
WMG Acquisition Corp.	9.500	06/15/16	100,000	108,750
XM Satellite Radio, Inc. (S)	7.625	11/01/18	150,000	160,688

Multiline Retail 0.48%
Macy's Retail Holdings, Inc.	7.875	08/15/36	175,000	197,422

Specialty Retail 0.99%
Automotores Gildemeister SA (S)	8.250	05/24/21	150,000	153,750
Autonation, Inc.	5.500	02/01/20	40,000	40,300
Hillman Group, Inc.	10.875	06/01/18	100,000	102,750
Toys R Us Property Company II LLC	8.500	12/01/17	100,000	107,125

Textiles, Apparel & Luxury Goods 0.55%
Burlington Coat Factory Warehouse Corp.	10.000	02/15/19	125,000	118,750
Levi Strauss & Company	7.625	05/15/20	100,000	104,500

Consumer Staples 2.69%				1,101,887

Beverages 0.06%
Corp. Lindley SA (S)	6.750	11/23/21	25,000	26,500

Food & Staples Retailing 0.25%
Rite Aid Corp.	9.375	12/15/15	100,000	100,750

Food Products 0.92%
B&G Foods, Inc.	7.625	01/15/18	125,000	134,531
Corp. Pesquera Inca SAC (S)	9.000	02/10/17	78,000	80,925
Del Monte Corp.	7.625	02/15/19	100,000	98,375
Post Holdings, Inc. (S)	7.375	02/15/22	60,000	62,400

See notes to the financial statements

5

Diversified Strategies Fund
As of 1-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Consumer Staples (continued)

Household Products 0.55%
Reynolds Group Issuer, Inc. (S)	9.000	04/15/19	$100,000	$99,500
Yankee Candle Company, Inc.	8.500	02/15/15	125,000	127,656

Personal Products 0.67%
Hypermarcas SA (S)	6.500	04/20/21	150,000	140,250
Revlon Consumer Products Corp.	9.750	11/15/15	125,000	133,750

Tobacco 0.24%
Alliance One International, Inc.	10.000	07/15/16	100,000	97,250

Energy 3.77%				1,543,571

Energy Equipment & Services 0.82%
Trinidad Drilling, Ltd. (S)	7.875	01/15/19	100,000	106,000
Weatherford International, Inc.	6.800	06/15/37	200,000	227,599

Oil, Gas & Consumable Fuels 2.95%
Alpha Natural Resources, Inc.	6.000	06/01/19	150,000	148,875
Arch Coal, Inc. (S)	7.250	06/15/21	125,000	125,625
EV Energy Partners LP	8.000	04/15/19	100,000	103,250
Kinder Morgan Energy Partners LP	5.800	03/15/35	200,000	206,771
Linn Energy LLC	8.625	04/15/20	150,000	166,500
Nexen, Inc.	6.400	05/15/37	200,000	225,651
Niska Gas Storage US LLC	8.875	03/15/18	100,000	96,125
Peabody Energy Corp. (S)	6.250	11/15/21	35,000	36,050
TransCanada Pipelines, Ltd. (6.350% to 05/15/2017, then 3
month LIBOR + 2.210%)	6.350	05/15/67	100,000	101,125

Financials 15.94%				6,530,974

Capital Markets 2.51%
Affinion Group Holdings, Inc.	11.625	11/15/15	100,000	84,500
Credit Suisse New York	5.400	01/14/20	250,000	252,986
Jefferies Group, Inc.	6.875	04/15/21	200,000	191,000
Morgan Stanley	5.750	01/25/21	300,000	299,913
The Goldman Sachs Group, Inc.	6.750	10/01/37	200,000	198,098

Commercial Banks 2.92%
Abbey National Treasury Services PLC	4.000	04/27/16	200,000	194,125
Banco de Credito del Peru (S)	4.750	03/16/16	100,000	100,250
Barclays Bank PLC	5.140	10/14/20	200,000	191,803
BBVA Bancomer SA (S)	6.500	03/10/21	100,000	99,450
ICICI Bank, Ltd. (S)	5.750	11/16/20	200,000	196,016
Lloyds TSB Bank PLC	6.375	01/21/21	200,000	214,093
The Royal Bank of Scotland PLC	4.875	03/16/15	200,000	202,470

Consumer Finance 1.18%
Capital One Financial Corp.	6.150	09/01/16	250,000	265,049
Discover Bank	7.000	04/15/20	200,000	219,234

Diversified Financial Services 3.57%
Bank of America NA	6.000	10/15/36	200,000	188,275
Citigroup, Inc.	5.850	12/11/34	200,000	204,615
General Electric Capital Corp.	5.300	02/11/21	250,000	272,157
JPMorgan Chase & Company (7.900% to 04/30/2018, then 3
month LIBOR + 3.470%) (Q)	7.900	04/30/18	200,000	216,642
Merrill Lynch & Company, Inc.	7.750	05/14/38	200,000	210,470
Nationstar Mortgage	10.875	04/01/15	125,000	124,063

See notes to the financial statements

6

Diversified Strategies Fund
As of 1-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Financials (continued)

Rabobank Nederland NV (11.000% to 06/30/2019, then 3
month LIBOR + 10.868%) (Q)(S)	11.000	06/30/19	$200,000	$247,500

Insurance 3.63%
Aflac, Inc.	6.900	12/17/39	200,000	229,960
AXA SA (6.379% to 12/14/2036, then 3 month LIBOR +
2.256%) (Q)(S)	6.379	12/14/36	200,000	149,500
CNA Financial Corp.	7.250	11/15/23	200,000	220,986
CNO Financial Group, Inc. (S)	9.000	01/15/18	100,000	106,250
Glen Meadow Pass-Through Trust (6.505% to 02/15/2017,
then 3 month LIBOR + 2.125%) (S)	6.505	02/12/67	200,000	150,000
Liberty Mutual Group, Inc. (S)	7.800	03/15/37	200,000	187,000
Liberty Mutual Group, Inc. (S)	6.500	03/15/35	50,000	49,948
Lincoln National Corp. (6.050% to 04/20/2017, then 3 month
LIBOR + 2.040%)	6.050	04/20/67	200,000	178,000
Willis Group Holdings PLC	5.750	03/15/21	200,000	217,052

Real Estate Investment Trusts 1.90%
DDR Corp.	7.500	04/01/17	200,000	225,353
MPT Operating Partnership LP	6.875	05/01/21	100,000	103,750
Prologis LP	6.875	03/15/20	200,000	229,875
Weyerhaeuser Company	7.375	03/15/32	200,000	218,091

Real Estate Management & Development 0.23%
Realogy Corp. (S)	7.875	02/15/19	100,000	92,500

Health Care 1.53%				627,050

Biotechnology 0.37%
Grifols, Inc.	8.250	02/01/18	100,000	109,750
Kinetic Concepts, Inc. (S)	10.500	11/01/18	40,000	40,800

Health Care Equipment & Supplies 0.38%
Alere, Inc.	8.625	10/01/18	150,000	156,375

Health Care Providers & Services 0.51%
BioScrip, Inc.	10.250	10/01/15	100,000	103,000
HCA, Inc.	7.500	02/15/22	100,000	107,000

Pharmaceuticals 0.27%
Endo Pharmaceuticals Holdings, Inc.	7.250	01/15/22	100,000	110,125

Industrials 6.10%				2,497,720

Aerospace & Defense 1.22%
Ducommun, Inc. (S)	9.750	07/15/18	100,000	102,250
Huntington Ingalls Industries, Inc. (S)	7.125	03/15/21	150,000	156,750
Kratos Defense & Security Solutions, Inc.	10.000	06/01/17	120,000	126,900
Textron Financial Corp. (6.000% to 02/15/2017, then 3 month
LIBOR + 1.735%) (S)	6.000	02/15/67	150,000	112,500

Airlines 2.22%
Continental Airlines 1997-4 Class A Pass Through Trust	6.900	01/02/18	31,952	33,550
Continental Airlines 2010-1 Class A Pass Through Trust	4.750	01/12/21	196,148	203,503
Delta Air Lines 2007-1 Class A Pass Through Trust	6.821	08/10/22	151,268	163,370
Delta Air Lines 2010-1 Class A Pass Through Trust	6.200	07/02/18	179,857	193,346
United Air Lines, Inc. 2007-1 Class C Pass Through Trust (P)	3.059	07/02/14	108,045	100,752
Voto-Votorantim, Ltd. (S)	6.750	04/05/21	200,000	215,000

See notes to the financial statements

7

Diversified Strategies Fund
As of 1-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Industrials (continued)

Commercial Services & Supplies 0.78%
International Lease Finance Corp. (S)	7.125	09/01/18	$100,000	$109,500
Steelcase, Inc.	6.375	02/15/21	200,000	208,199

Electrical Equipment 0.32%
Coleman Cable, Inc.	9.000	02/15/18	130,000	132,600

Industrial Conglomerates 0.49%
Odebrecht Finance, Ltd. (S)	7.500	09/14/15	200,000	200,500

Marine 0.05%
Navios South American Logistics, Inc. (S)	9.250	04/15/19	25,000	20,500

Road & Rail 0.75%
Avis Budget Car Rental LLC	8.250	01/15/19	100,000	105,250
Florida East Coast Railway Corp.	8.125	02/01/17	100,000	100,000
The Hertz Corp.	6.750	04/15/19	100,000	103,250

Trading Companies & Distributors 0.27%
Aircastle, Ltd.	9.750	08/01/18	100,000	110,000

Information Technology 0.25%				103,000

IT Services 0.25%
Brightstar Corp. (S)	9.500	12/01/16	100,000	103,000

Materials 7.20%				2,948,785

Chemicals 0.89%
American Pacific Corp.	9.000	02/01/15	150,000	145,500
Braskem Finance, Ltd. (S)	7.000	05/07/20	200,000	216,500

Construction Materials 0.60%
Building Materials Corp. of America (S)	6.750	05/01/21	100,000	107,500
Cemex SAB de CV (S)	9.000	01/11/18	160,000	139,200

Containers & Packaging 0.30%
Pretium Packaging LLC	11.500	04/01/16	100,000	99,000
Solo Cup Company	10.500	11/01/13	25,000	25,375

Metals & Mining 4.26%
Alcoa, Inc.	5.400	04/15/21	200,000	210,131
ArcelorMittal	6.750	03/01/41	200,000	195,311
Commercial Metals Company	7.350	08/15/18	200,000	199,500
FMG Resources August 2006 Pty, Ltd. (S)	8.250	11/01/19	25,000	26,813
FMG Resources August 2006 Pty, Ltd. (S)	6.875	02/01/18	25,000	25,438
JMC Steel Group (S)	8.250	03/15/18	100,000	102,500
Metinvest BV (S)	8.750	02/14/18	200,000	174,000
Rain CII Carbon LLC (S)	8.000	12/01/18	100,000	103,750
Steel Dynamics, Inc.	7.750	04/15/16	125,000	130,625
SunCoke Energy, Inc.	7.625	08/01/19	100,000	101,000
Taseko Mines, Ltd.	7.750	04/15/19	100,000	92,000
Teck Resources, Ltd.	6.250	07/15/41	200,000	235,268
Vale Overseas, Ltd.	6.875	11/10/39	125,000	148,142

Paper & Forest Products 1.15%
Georgia-Pacific LLC	7.250	06/01/28	171,000	206,947
International Paper Company	9.375	05/15/19	200,000	264,285

See notes to the financial statements

8

Diversified Strategies Fund
As of 1-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Telecommunication Services 3.54%				$1,451,740

Diversified Telecommunication Services 3.29%
CenturyLink, Inc.	7.600	09/15/39	$200,000	203,278
Frontier Communications Corp.	8.500	04/15/20	150,000	148,500
GTP Towers Issuer LLC (S)	8.112	02/15/15	100,000	102,271
Intelsat Jackson Holdings SA	7.250	10/15/20	100,000	104,375
PAETEC Holding Corp.	9.875	12/01/18	100,000	111,750
Qwest Communications International, Inc.	8.000	10/01/15	30,000	32,176
Telecom Italia Capital SA	7.200	07/18/36	200,000	181,000
Telefonica Emisiones SAU	5.134	04/27/20	200,000	195,265
West Corp.	11.000	10/15/16	100,000	106,125
Windstream Corp.	7.750	10/01/21	150,000	162,000

Wireless Telecommunication Services 0.25%
Digicel, Ltd. (S)	8.250	09/01/17	100,000	105,000

Utilities 2.64%				1,081,816

Electric Utilities 1.02%
Allegheny Energy Supply Company LLC (S)	6.750	10/15/39	200,000	219,884
PNM Resources, Inc.	9.250	05/15/15	150,000	165,750
Southern California Edison Company (6.25% to 2/1/2022,
then 3 month LIBOR + 4.199%)	6.250	02/01/22	30,000	30,557

Independent Power Producers & Energy Traders 1.38%
DPL, Inc. (S)	7.250	10/15/21	200,000	222,500
IPALCO Enterprises, Inc.	5.000	05/01/18	200,000	197,250
NRG Energy, Inc.	8.250	09/01/20	150,000	147,750

Multi-Utilities 0.24%
Integrys Energy Group, Inc. (6.110% to 12/01/2016, then 3
month LIBOR + 2.120%)	6.110	12/01/66	100,000	98,125

U.S. Government & Agency Obligations 10.29%				$4,216,802

(Cost $4,104,503)

U.S. Government 3.88%				1,588,716

United States Treasury Strip PO	2.169	08/15/41	4,000,000	1,588,716

U.S. Government Agency 6.41%				2,628,086

Federal National Mortgage Association
30 Yr Pass Thru CTF	4.000	10/01/41	1,281,602	1,363,702
30 Yr Pass Thru CTF	4.000	11/01/41	1,194,931	1,264,384

Capital Preferred Securities 1.07%				$438,428

(Cost $419,244)

Financials 1.07%				438,428

MetLife Capital Trust X (9.250% to 04/08/2038 then 3 month
LIBOR + 5.540%) (S)	9.250	04/08/33	30,000	35,475
Regions Financing Trust II (6.625% to 05/15/2027, then 3
month LIBOR + 1.290%)	6.625	05/15/47	150,000	133,500
State Street Capital Trust III	5.536	01/29/49	175,000	175,453
ZFS Finance USA Trust II (6.450% to 06/15/2016 then 3
month LIBOR + 2.000%) (S)	6.450	12/15/65	100,000	94,000

See notes to the financial statements

9

Diversified Strategies Fund
As of 1-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Municipal Bonds 0.06%				$23,662

(Cost $22,487)

State of Illinois	5.100	06/01/33	$25,000	23,662

Term Loans (M) 1.23%				$504,165

(Cost $487,897)

Consumer Discretionary 0.63%				257,816

Hotels, Restaurants & Leisure 0.34%
Kalispel Tribal Economic Authority	7.500	02/25/17	146,921	138,106

Media 0.29%
Clear Channel Communications, Inc.	3.890	01/28/16	150,000	119,710

Health Care 0.35%				144,199

Health Care Providers & Services 0.35%
National Mentor Holdings, Inc.	7.000	02/09/17	149,623	144,199

Utilities 0.25%				102,150

Electric Utilities 0.25%
Texas Competitive Electric Holdings Company LLC	3.706	10/10/14	150,000	102,150

Collateralized Mortgage Obligations 1.74%				$713,240

(Cost $663,483)

Commercial & Residential 1.74%				713,240

Countrywide Alternative Loan Trust
Series 2007-16CB, Class 4A7	6.000	08/25/37	147,555	109,810
Greenwich Capital Commercial Funding Corp.
Series 2006-GG7, Class AM (P)	6.079	07/10/38	220,000	227,502
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2006-LDP7, Class AM (P)	6.065	04/15/45	250,000	264,893
WaMu Mortgage Pass Through Certificates
Series 2005-AR6, Class X IO	0.649	04/25/45	2,114,395	111,035

Asset Backed Securities 0.33%				$134,308

(Cost $127,938)

Home Equity Asset Trust
Series 2007-3, Class 2A2 (P)	0.456	08/25/37	190,000	134,308

			Shares	Value

Affiliated Investment Companies 26.69%				$10,930,981

(Cost $10,373,097)

Equity 17.02%				6,972,360

John Hancock Funds II (G) 12.10%
Capital Appreciation Value, Class NAV (T.Rowe Price)			196,694	2,067,254
Global Real Estate, Class NAV (Deutsche)			118,274	845,662
Redwood, Class NAV (RCM)			191,194	2,041,951

John Hancock Funds III (G) 4.92%
Global Shareholder Yield, Class NAV (Epoch)			213,491	2,017,493

See notes to the financial statements

10

Diversified Strategies Fund
As of 1-31-12 (Unaudited)

	Shares	Value

Fixed Income 4.99%		$2,041,357

John Hancock Funds II (G) 4.99%
Multi Sector Bond, Class NAV (Stone Harbor)	202,115	2,041,357

Currency 4.68%		1,917,264

John Hancock Funds II (G) 4.68%
Currency Strategies, Class NAV (First Quadrant) (I)	208,398	1,917,264

Unaffiliated Investment Companies 5.69%		$2,328,593

(Cost $2,393,497)

Equity 2.90%		1,186,627

Turner Spectrum Fund Institutional, Class I (I)	106,519	1,186,627

Other 2.79%		1,141,966

AQR Managed Futures Strategy Fund, Class I	119,954	1,141,966

Total investments (Cost $38,568,643)† 98.53%		$40,357,535

Other assets and liabilities, net 1.47%		$602,986

Total net assets 100.00%		$40,960,521

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund. All par values are denominated in U.S. Dollars unless otherwise indicated.

IO Interest Only Security – (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.

PO Principal Only Security – (Principal Tranche of Stripped Security). Rate shown is the annualized yield at the end of purchase.

LIBOR London Interbank Offered Rate.

(G) The Fund's subadviser is shown parenthetically.

(I) Non-income producing security.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $5,828,514 or 14.23% of the Fund's net assets as of 1-31-12.

† At 1-31-12, the aggregate cost of investment securities for federal income tax purposes was $38,578,235. Net unrealized appreciation aggregated $1,779,300, of which $1,936,872 related to appreciated investment securities and $157,572 related to depreciated investment securities.

Investment Companies
Underlying Funds’ Investment Managers

Deutsche Asset Management	(Deutsche)
Epoch Investment Partners, Inc.	(Epoch)
First Quadrant LP	(First Quadrant)
RCM Capital Management LLC	(RCM)
Stone Harbor Investment Partners LP	(Stone Harbor)
T. Rowe Price Associates, Inc.	(T. Rowe Price)

See notes to the financial statements

11

Diversified Strategies Fund

Statement of Assets and Liabilities — January 31, 2012 (Unaudited)

Assets

Investments in unaffiliated issuers, at value
(Cost $28,195,546)	$29,426,554
Investments in affiliated funds, at value (Cost
$10,373,097) (Note 7)	10,930,981

Total investments, at value (Cost
$38,568,643)	40,357,535

Cash	313,885
Receivable for investments sold	900
Dividends and interest receivable	438,517
Receivable due from adviser	1,614
Other receivables and prepaid expenses	11,454

Total assets	41,123,905

Liabilities

Payable for investments purchased	107,442
Payable to affiliates
Accounting and legal services fees	273
Transfer agent fees	7,005
Trustees' fees	98
Other liabilities and accrued expenses	48,566

Total liabilities	163,384

Net assets

Paid-in capital	$39,000,000
Undistributed net investment income	100,289
Accumulated net realized gain on investments	71,340
Net unrealized appreciation (depreciation) on
investments	1,788,892

Net assets	$40,960,521

Net asset value per share

Based on net asset values and shares
outstanding-the Fund has an unlimited number
of shares authorized with no par value
Class A ($31,505,407 ÷ 3,000,000 shares)	$10.50
Class I ($9,455,114 ÷ 900,000 shares)	$10.51

Maximum offering price per share
Class A (net asset value per share ÷ 95%)[1]	$11.05

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

12

Diversified Strategies Fund

Statement of Operations — For the Period Ended January 31, 2012 (Unaudited)1

Investment income

Interest	$549,215
Income distributions received from affiliated
underlying funds	85,202
Dividends	8,895
Less foreign taxes withheld	(161)

Total investment income	643,151

Expenses

Investment management fees (Note 4)	75,594
Distribution and service fees (Note 4)	30,912
Accounting and legal services fees (Note 4)	1,765
Transfer agent fees (Note 4)	26,153
Trustees' fees (Note 4)	189
Professional fees	26,036
Custodian fees	2,801
Registration and filing fees	20,268
Other	2,437

Total expenses	186,155

Less expense reductions (Note 4)	(40,538)

Net expenses	145,617

Net investment income	497,534

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	57,844
Investments in affiliated issuers	13,522
Capital gain distributions received from affiliated
underlying funds	62,452

133,818

Change in net unrealized appreciation
(depreciation) of
Investments in unaffiliated issuers	1,231,008
Investments in affiliated issuers	557,884

1,788,892

Net realized and unrealized gain	1,922,710

Increase in net assets from operations	$2,420,244

1 Period from 9-30-11 (commencement of operations) to 1-31-12.

See notes to financial statements

13

Diversified Strategies Fund

Statement of Changes in Net Assets

Period ended
1/31/12 1
(Unaudited)
Increase (decrease) in net assets

From operations
Net investment income	$497,534
Net realized gain	133,818
Change in net unrealized appreciation
(depreciation)	1,788,892

Increase in net assets resulting from
operations	2,420,244

Distributions to shareholders
From net investment income
Class A	(298,380)
Class I	(98,865)
From net realized gain
Class A	(48,060)
Class I	(14,418)
Total distributions	(459,723)

From Fund share transactions (Note 5)	39,000,000

Total increase	40,960,521

Net assets

Beginning of period	—

End of period	$40,960,521

Undistributed net investment income	$100,289

1 Period from 9-30-11 (commencement of operations) to 1-31-12.

The accompanying notes are an integral part of the financial statements.

14

Diversified Strategies Fund
Financial Highlights (For a share outstanding throughout the period)

Class A Shares

Period ended
1-31-12[1,2]
Per share operating performance

Net asset value, beginning of period	$10.00
Net investment income[3]	0.13
Net realized and unrealized gain on
investments	0.49

Total from investment operations	0.62

Less distributions
From net investment income	(0.10)
From net realized gain	(0.02)

Total distributions	(0.12)

Net asset value, end of period	$10.50

Total return (%)[4]	6.19[5,6]

Ratios and supplemental data

Net assets, end of period (in millions)	$32
Ratios (as a percentage of average net
assets):
Expenses before reductions[7]	1.48[8]
Expenses net of fee waivers[7]	1.18[8]
Net investment income	3.62[8]
Portfolio turnover (%)	2

1 Period from 9-30-11 (commencement of operations) to 1-31-12.
2 Unaudited.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the period shown.
6 Not annualized.
7 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Fund. The range of expense ratios of the underlying funds held by the Fund was as follows: 0.77% to 1.20% for 1-31-12.
8 Annualized.

See notes to financial statements

15

Diversified Strategies Fund
Financial Highlights (For a share outstanding throughout the period)

Class I Shares

Period ended
1-31-12[1,2]
Per share operating performance

Net asset value, beginning of period	$10.00
Net investment income[3]	0.14
Net realized and unrealized gain on
investments	0.50

Total from investment operations	0.64

Less distributions
From net investment income	(0.11)
From net realized gain	(0.02)

Total distributions	(0.13)

Net asset value, end of period	$10.51

Total return (%)	6.40[4,5]

Ratios and supplemental data

Net assets, end of period (in millions)	$9
Ratios (as a percentage of average net
assets):
Expenses before reductions[6]	1.07[7]
Expenses net of fee waivers[6]	0.77[7]
Net investment income	4.03[7]
Portfolio turnover (%)	2

1 Period from 9-30-11 (commencement of operations) to 1-31-12.
2 Unaudited.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the period shown.
5 Not annualized.
6 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Fund. The range of expense ratios of the underlying funds held by the Fund was as follows: 0.77% to 1.20% for 1-31-12.
7 Annualized.

See notes to financial statements

16

Notes to Financial Statements (unaudited)

Note 1 — Organization

John Hancock Diversified Strategies Fund (the Fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek to achieve consistent returns over the long term with a focus on capital preservation.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

The accounting policies of the underlying funds of the Fund are outlined in the underlying funds’ shareholder reports, available without charge by calling 1-800-344-1029 and jhfunds.com, on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or at the SEC’s public reference room in Washington, D.C. The underlying funds are not covered by this report.

Note 2 - Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

All investments are categorized as Level 2 under the hierarchy described above except for affiliated and unaffiliated investment companies which are categorized as Level 1. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the period ended January 31, 2012, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Fund in open-end mutual funds are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing

17

techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income is recorded when the Fund becomes aware of the dividends. Foreign taxes are provided for based on the Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income and capital gain distributions from underlying funds are recorded on ex-date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign taxes. The Fund may be subject to capital gains and repatriation taxes as imposed by certain countries in which it invests. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation.

Overdrafts. Pursuant to the custodian agreement, the Fund’s custodian may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the overdraft. The custodian may have a lien, security interest or security entitlement in any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

Expenses. Expenses that are directly attributable to an individual fund are allocated to the Fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gain distributions, if any, at least annually.

18

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period.

New accounting pronouncement. In May 2011, Accounting Standards Update 2011-04 (ASU 2011-04), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, was issued and is effective during interim and annual periods beginning after December 15, 2011. ASU 2011-04 amends Financial Accounting Standards Board (FASB) Topic 820, Fair Value Measurement. The amendments are the result of the work by the FASB and the International Accounting Standards Board to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The update may require additional disclosures related to transfers between Levels 1, 2, and 3. Also, the update requires additional disclosures related to quantitative and qualitative information regarding unobservable inputs and valuation techniques utilized in the valuation process. Management is currently evaluating the application of ASU 2011-04 and its impact, if any, on the Fund’s financial statement disclosure.

Note 3 - Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 – Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management agreement with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, based on two components: (a) a fee on assets invested in a fund of John Hancock Funds III (JHF III) or John Hancock Funds II (JHF II) and (b) a fee on assets invested in investments other than a fund of JHF III and JHF II (Other Assets). The fee on assets invested in the fund of JHF III or JHF II is stated as an annual percentage of the current value of the aggregate net assets of the Fund and is equivalent to the sum of: (a) 0.250% of the first $1,000,000,000 of the Fund’s aggregate net assets and (b) 0.225% of the excess over $1,000,000,000 of the Fund’s aggregate net assets. The fee on Other Assets is stated as an annual percentage of the current value of the aggregate net assets of the Fund and is equivalent to the sum of: (a) 0.700% of the first $1,000,000,000 of the Fund’s aggregate net assets and (b) 0.675% of the excess over $1,000,000,000 of the Fund’s aggregate net assets. The Adviser has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the period ended January 31, 2012 were equivalent to gross annual effective rate of 0.56% of the Fund’s average daily net assets.

19

The Adviser has contractually agreed to waive a portion of its management fee for certain funds (the Participating Funds) of the Trust and John Hancock Variable Insurance Trust. The waiver equals, on an annualized basis, 0.010% of that portion of the aggregate net assets of all the Participating Funds that exceeds $75 billion but is less than $100 billion; and 0.015% of that portion of the aggregate net assets of all the Participating Funds that equals or exceeds $100 billion. The amount of the reimbursement is calculated daily and allocated among all the Participating Funds in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Adviser upon notice to the funds and with the approval of the Board of Trustees.

The Adviser has contractually agreed to waive fees and/or reimburse certain expenses for each share class of the Fund, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The fee waivers and/or reimbursements are such that these expenses will not exceed 1.22% and 0.80% for Class A and Class I shares, respectively. The fee waivers and/or reimbursements will continue in effect until November 30, 2012, unless renewed by mutual agreement of the Fund and the Adviser based upon a determination that this is appropriate under the circumstances at the time.

Additionally, the Adviser has voluntarily agreed to waive other fund level expenses excluding advisory fees, 12b-1 fees, transfer agent fees, service fees, blue sky fees, printing and postage, acquired fund fees, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. This voluntarily expense reimbursement will continue in effect until terminated at any time by the Adviser on notice to the Fund. The waivers are such that these expenses will not exceed 0.10% of the Fund’s average net assets.

Accordingly, these expense reductions amounted to $31,180 and $9,358 for Class A and Class I shares, respectively, for the period ended January 31, 2012.

Expense recapture. The Adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements made subsequent to commencement of operations, for a period of three years following the beginning of the month in which such reimbursements or waivers originally occurred. For the period ended January 31, 2012, the Fund did not recapture any expenses. In addition, there were $40,099 in waived or reimbursed expenses subject to potential recovery through January 1, 2015. Certain reimbursements or waivers are not subject to recapture.

The investment management fees, including the impact of the waivers and reimbursements described above, incurred for the period ended January 31, 2012 were equivalent to the net annual effective rate of 0.26% of the Fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the period ended January 31, 2012 amounted to an annual rate of 0.01% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund may pay up to 0.30% for Class A for distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets.

20

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the period ended January 31, 2012 were:

Class	Distribution and service fees	Transfer agent fees

A	$30,912	$22,728

I	-	3,425

Total	$30,912	$26,153

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each Fund based on its average daily net assets.

Note 5 - Fund share transactions

Transactions in Fund shares for the period ended January 31, 2012 were as follows:

	Period ended
	1/31/12[1]

	Shares	Amount
Class A shares
Sold	3,000,000	$30,000,000

Net increase	3,000,000	$30,000,000

Class I shares
Sold	900,000	$9,000,000

Net increase	900,000	$9,000,000

Net increase	3,900,000	$39,000,000

1 Period from 9-30-11 (commencement of operations) to 1-31-12.

Affiliates of the Fund owned 100% of shares of beneficial interest of Class A and Class I, respectively, on January 31, 2012.

Note 6 - Purchase and sale of securities

Purchases and sales of securities, other than short-term securities and U.S. Treasury obligations, aggregated $44,108,464 and $5,596,341, respectively, for the period ended January 31, 2012. Purchases and sales of U.S. Treasury obligations aggregated $1,522,725 and $20,262, respectively, for the period ended January 31, 2012.

Note 7 – Investment in affiliated underlying funds

The Fund invests in affiliated underlying funds that are managed by the Adviser and its affiliates. The Fund does not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the Fund’s investment may represent a significant portion of

21

each underlying Fund’s net assets. For the period ended January 31, 2012, the Fund did not hold 5% or more of any underlying Fund’s net assets.

22

EVALUATION OF ADVISORY AND SUBADVISORY
AGREEMENTS BY THE BOARD OF TRUSTEES

At an in-person meeting on September 21–23, 2011, the Board of Trustees of John Hancock Funds II (the Trust), including all of the Trustees who are not considered to be “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), approved the following new series of the Trust:

Diversified Strategies Fund (the New Portfolio)

This section describes the evaluation by the Board of Trustees of:

(a) an amendment to the advisory agreement between the Trust and John Hancock Investment Management Services, LLC (the Adviser or JHIMS) (the Advisory Agreement) to add the New Portfolio; and

(b) an amendment to the subadvisory agreement between the Adviser and John Hancock Asset Management a division of Manulife Asset Management (US) LLC (the Subadviser) with respect to the New Portfolio (the Subadvisory Agreement).

Evaluation by the Board of Trustees

The Board, including the Independent Trustees, is responsible for selecting the Adviser, approving the Adviser’s selection of subadvisers for each of the portfolios of the Trust (the Funds) and approving the Trust’s advisory and subadvisory (and any sub-subadvisory) agreements, their periodic continuation and any amendments. Consistent with Securities and Exchange Commission rules, the Board regularly evaluates the Trust’s advisory and subadvisory arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The factors considered by the Board are:

1. the nature, extent and quality of the services to be provided by the Adviser to the Trust and by the subadvisers to the Funds;

2. the investment performance of the Funds and their subadvisers;

3. the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders;

4. the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates (including any subadvisers that are affiliated with the Adviser) from the Adviser’s relationship with the Trust; and

5. comparative services rendered and comparative advisory and subadvisory fee rates.

The Board believes that information relating to all of these factors is relevant to its evaluation of the Trust’s advisory agreement. The Board also takes into account any indirect benefits expected to be derived by the Adviser and its affiliates and the subadvisers and their affiliates from their relationships with the Funds. With respect to its evaluation of subadvisory agreements (including any sub-subadvisory agreements) with subadvisers not affiliated with the Adviser, the Board believes that, in view of the Trust’s manager-of-managers advisory structure, the costs of the services to be provided and the profits to be realized by those subadvisers that are not affiliated with the Adviser from their relationship with the Trust generally are not a material factor in the Board’s consideration of these subadvisory agreements because such fees are paid by the Adviser and not by the Funds and the Board relies on the ability of the Adviser to negotiate the subadvisory fees at arm’s length.

In evaluating subadvisory arrangements, the Board also considers other material business relationships that unaffiliated subadvisers and their affiliates have with the Adviser or its affiliates, including the involvement

23

by certain affiliates of certain subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser (Material Relationships).

Approval of Advisory and Subadvisory Agreements

At its in-person meeting on September 21–23, 2011, the Board, including all the Independent Trustees, approved the Advisory Agreement and the Subadvisory Agreement with respect to the New Portfolio.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meeting a variety of materials relating to the New Portfolio, the Adviser and the Subadviser, including comparative performance, fee and expense information for a peer group of similar mutual funds, including performance information for relevant benchmark indices and other information provided by the Adviser and the Subadviser regarding the nature, extent and quality of services to be provided by the Adviser and the Subadviser under their respective Agreements. The Board also took into account discussions with management and information provided to the Board in its meetings throughout the year with respect to the services provided by the Adviser and the Subadviser with respect to other funds in the Trust and in John Hancock Variable Insurance Trust, including quarterly performance reports prepared by management containing reviews of investment results. The Board also took into account information with respect to the New Portfolio presented at its June 2011 meeting. The Board noted the affiliation of the Subadviser with JHIMS, noting any potential conflicts of interest.

Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional information from management. The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed Agreements with respect to the New Portfolio and discussed the proposed Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In considering the nature, extent and quality of the services to be provided by the Adviser, the Board took into account their knowledge of JHIMS’s management and the quality of the performance of its duties through Board meetings, discussions and reports during the preceding year and through each Trustee’s history of service to the Trust. The Board considered that JHIMS is responsible for the management of the day-to-day operations of the Funds, including but not limited to, general supervision of and coordination of the services provided by the subadvisers, and is also responsible for monitoring and reviewing the activities of the subadvisers and other third-party service providers. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, and that it also considers the Adviser’s risk management processes.

In approving the Advisory Agreement, and with reference to the factors that it regularly considers when considering approval of advisory and subadvisory agreements as listed above, the Board:

(1) – (a) considered the high value to the Trust of continuing its relationship with JHIMS as the Trust’s adviser, the skills and competency with which JHIMS has in the past managed the Trust’s affairs and its subadvisory relationships, JHIMS’ oversight and monitoring of subadvisers’ investment performance and compliance programs including its timeliness in responding to performance issues and the qualifications of JHIMS’ personnel;

(b) considered JHIMS’ compliance policies and procedures and noted its responsiveness to regulatory changes and mutual fund industry developments;

(c) considered JHIMS’ administrative capabilities, including its ability to supervise the other service providers for the New Portfolio;

(d) considered the financial condition of the Adviser and whether it had the financial wherewithal to provide a high level and quality of services to the New Portfolio; and

24

(e) recognized the Adviser’s reputation and experience in serving as an investment adviser to the Trust, and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that JHIMS may reasonably be expected to provide a high quality of services under the Advisory Agreement with respect to the New Portfolio.

(2) – (a) considered the performance of other comparable funds, if any, managed by the Adviser and the Subadviser and the performance of such funds’ respective benchmarks and comparable funds in their peer group; and (b) the performance of other Trust and John Hancock Variable Insurance Trust funds managed by the Adviser and Subadviser;

(3) – (a) with respect to each Fund (except those listed below) and the New Portfolio, considered that the Adviser has agreed to waive its management fee for each of these Funds and the New Portfolio and each of the funds of John Hancock Variable Insurance Trust (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios as follows (the Reimbursement) and that, at the request of the Board, the Reimbursement rate was increased effective May 31, 2011. The current Reimbursement rate is as follows: The Reimbursement shall equal, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $75 billion but is less than $100 billion and 0.015% of that portion of the aggregate net assets of all the Participating Portfolios that equals or exceeds $100 billion. The amount of the Reimbursement shall be calculated daily and allocated among all the Participating Portfolios in proportion to the daily net assets of each Participating Portfolio, and that Reimbursement may be terminated or modified by the Adviser only upon notice to the Trust and approval of the Board of Trustees of the Trust. (The Funds that are not Participating Portfolios as of the date of this report are each of the funds of funds of the Trust and John Hancock Variable Insurance Trust.)

(b) reviewed the Trust’s and New Portfolio’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded that (i) the New Portfolio contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the New Portfolio and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the New Portfolio to benefit from economies of scale if the assets of the New Portfolio grow; and

(c) The Board also considered the effect of the New Portfolio’s growth in size on its performance and fees. The Board also noted that if the New Portfolio’s assets increase over time, the New Portfolio may realize other economies of scale if assets increase proportionally more than certain other fixed expenses.

(4) – (a) reviewed and considered information presented by JHIMS regarding the anticipated profitability of JHIMS’ relationship with the New Portfolio and whether JHIMS has the financial ability to provide a high level of services to the New Portfolio;

(b) considered that JHIMS also will provide administrative services to the New Portfolio on a cost basis pursuant to an administrative services agreement;

(c) noted that John Hancock Asset Management is an affiliate of the Adviser;

(d) John Hancock Signature Services, LLC and John Hancock Funds, LLC, affiliates of the Adviser, will provide transfer agency services and distribution services to the New Portfolio, respectively;

(e) that JHIMS also will derive reputational and other indirect benefits from providing advisory services to the New Portfolio;

(f) took into account the Reimbursement in place, as well as that the Adviser had entered into an expense limitation agreement with respect to certain of the New Portfolio’s expenses;

(g) noted that the subadvisory fees for the New Portfolio are paid by JHIMS; and

(h) considered that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the New Portfolio and the entrepreneurial risk that it assumes as Adviser.

Based upon its review, the Board concluded that the Adviser and its affiliates’ anticipated level of profitability, if any, from their relationship with the New Portfolio was reasonable and not excessive.

25

5 – reviewed comparative information including, among other data, the New Portfolio’s contractual and actual advisory and subadvisory fees and anticipated total expenses as compared to similarly situated investment companies deemed to be comparable to the New Portfolio.

The Board determined that the New Portfolio’s advisory fees are generally within a competitive range of those incurred by other comparable funds. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Adviser after payment of the subadvisory fee. The Board also noted that JHIMS will be waiving fees and/or reimbursing expenses with respect to the New Portfolio. The Board also noted that the Adviser pays the subadvisory fees of the New Portfolio. The Board also noted management’s discussion of the New Portfolio’s anticipated expenses. The Board also took into account the level and quality of services expected to be provided by JHIMS with respect to the New Portfolio, as well as the other factors considered. The Board concluded that the advisory fees to be paid by the Trust with respect to the New Portfolio were reasonable.

In addition, the Trustees reviewed the advisory fee to be paid to the Adviser and concluded that the advisory fee to be paid to the Adviser is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying portfolios of the Funds and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a fund of funds and those of its underlying portfolios.

Additional information relating to the New Portfolio that the Board considered in approving the Advisory Agreement is set forth in Appendix A.

Approval of Subadvisory Agreement

In making its determination with respect to the factors that it considers in considering approval of the Subadvisory Agreement, the Board reviewed:

(1) information relating to the Subadviser’s business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);

(2) the investment performance of other comparable accounts managed by the Subadviser and the investment performance of other Trust and John Hancock Variable Insurance Trust funds managed by the Subadviser; and

(3) the proposed subadvisory fees for the New Portfolio, including any breakpoints, and comparative fee information as set forth in Appendix A.

With respect to the services to be provided by the Subadviser, the Board received information provided to the Board by the Subadviser, as well as considered information presented at prior meetings. The Board considered the Subadviser’s current level of staffing and its overall resources, as well as its compensation program. The Board reviewed the Subadviser’s history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Subadviser’s investment and compliance personnel who would provide services to the New Portfolio. The Board also considered, among other things, the Subadviser’s compliance program and any disciplinary history. The Board also considered the Subadviser’s risk assessment and monitoring process. The Board noted the Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with the Subadviser and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadviser and procedures reasonably designed by them to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadviser.

The Board considered the Subadviser’s investment process and philosophy. The Board took into account that the Subadviser’s responsibilities include the development and maintenance of an investment program for the New Portfolio which is consistent with the New Portfolio’s investment objectives, the selection of

26

investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services.

The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1) The Subadviser has extensive experience and demonstrated skills as a manager, is currently the subadviser to other funds of the Trust and John Hancock Variable Insurance Trust and the Board is generally satisfied with the Subadviser’s management of these funds, and may reasonably be expected to provide a high quality of investment management services and personnel to the New Portfolio;

(2) The proposed subadvisory fees are (i) competitive and within the range of industry norms and (ii) will be paid by JHIMS out of the advisory fees it receives from the New Portfolio, and the Board concluded that the New Portfolio’s subadvisory fees are reasonable; and

(3) The New Portfolio’s subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the New Portfolio in order to permit shareholders to benefit from economies of scale if the assets of the New Portfolio grow.

In addition, the Trustees reviewed the subadvisory fees to be paid to the Subadviser and concluded that the subadvisory fees to be paid to the Subadviser is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the subadvisory agreements for the underlying portfolios of the Funds and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a fund of funds and those of its underlying portfolios.

Additional information relating to the New Portfolio that the Board considered for the New Portfolio is set forth in Appendix A.

* * *

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that approval of the Advisory Agreement and the Subadvisory Agreement with respect to the New Portfolio would be in the best interest of the New Portfolio and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and the Subadvisory Agreement.

27

John Hancock Funds II
Appendix A

PORTFOLIO	COMPARABLE FUND
(SUBADVISER)	PERFORMANCE	ESTIMATED FEES AND EXPENSES

	No comparable fund	Estimated advisory fees for the Fund
Diversified	performance is available.	are lower than the peer group median.
Strategies

(John Hancock		Estimated subadvisory fees for the
Asset		Fund are lower than the peer group
Management)		median.

{N0301799; 1}

28

More information

Trustees	Investment adviser
James M. Oates, Chairman	John Hancock Investment Management Services, LLC
James R. Boyle†
Grace K. Fey	Investment subadviser
Charles L. Bardelis*	John Hancock Asset Management a division of
Peter S. Burgess*	Manulife Asset Management (US) LLC
Theron S. Hoffman
Hassell H. McClellan	Principal distributor
Steven M. Roberts*	John Hancock Funds, LLC
*Member of the Audit Committee
†Non-Independent Trustee	Custodian
State Street Bank and Trust Company

Officers	Transfer agent
Hugh McHaffie	John Hancock Signature Services, Inc.
President
Thomas M. Kinzler	Legal counsel
Secretary and Chief Legal Officer	K&L Gates LLP
Francis V. Knox, Jr.
Chief Compliance Officer
Michael J. Leary
Treasurer
Charles A. Rizzo
Chief Financial Officer
John G. Vrysen
Chief Operating Officer

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record, if any, for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

29

John Hancock

China Emerging Leaders Fund

Semiannual Report

1.31.12

John Hancock China Emerging Leaders Fund

Your expenses	Page 3
Portfolio summary	Page 4
Portfolio of investments	Page 5
Financial statements	Page 7
Financial highlights	Page 10
Notes to financial statements	Page 13
More information	Page 24

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding your fund expenses

As a shareholder of the Fund, you incur two types of costs:

• Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

• Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on December 29, 2011, with the same investment held until January 31, 2012.

	Account value	Ending value	Expenses paid during
	on 12-29-11	on 1-31-12	period ended 1-31-12[1]

Class A	$1,000.00	$1,053.00	$1.72

Class I	1,000.00	1,053.00	1.37

Class NAV	1,000.00	1,053.00	1.29

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at January 31, 2012, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Example

[ My account value $8,600.00 / $1,000.00 = 8.6 ] x $[ “expenses paid” from table ] = My actual expenses

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on August 1, 2011, with the same investment held until January 31, 2012. Look in any other fund shareholder report to find its hypothetical Example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 8-1-11	on 1-31-12	period ended 1-31-12[2]

Class A	$1,000.00	$1,016.10	$9.12

Class I	1,000.00	1,017.90	7.30

Class NAV	1,000.00	1,018.30	6.85

Remember, these examples do not include any transaction costs; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund's annualized expense ratio of 1.80%, 1.44% and 1.35% for Class A, Class I and Class NAV shares, respectively, multiplied by the average account value over the period, multiplied by 34/366 (to reflect the period).

2 Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

3

China Emerging Leaders Fund
Portfolio Summary

Top 10 Holdings (46.0% of Net Assets on 1-31-12)[1,2]
China Mobile, Ltd.	6.4%
China Petroleum & Chemical Corp., H Shares	5.3%
PICC Property & Casualty Company, Ltd., H Shares	5.0%
Galaxy Entertainment Group, Ltd.	4.8%
Intime Department Store Group Company, Ltd.	4.6%
Zhuzhou CSR Times Electric Company, Ltd., H Shares	4.1%
China Communications Construction Company, Ltd., H Shares	4.1%
Biosensors International Group, Ltd.	4.0%
Haier Electronics Group Company, Ltd.	3.9%
China Metal Recycling Holdings, Ltd.	3.8%

Country Composition[1,3]
China	59.7%
Hong Kong	22.2%
Singapore	4.0%
Bermuda	2.8%
Macau	2.1%
Short-Term Investments and Other	9.2%

Sector Composition[1,3]
Consumer Discretionary	18.9%
Industrials	14.0%
Health Care	11.0%
Financials	10.6%
Consumer Staples	10.0%
Energy	9.2%
Materials	7.2%
Telecommunication Services	6.4%
Information Technology	3.5%
Short-Term Investments and Other	9.2%

1 As a percentage of net assets on 1-31-12.

2 Cash and cash equivalents not included.

3 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors. International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting. Although they are larger and/or more established than many emerging markets, the markets of China function in many ways as emerging markets and carry the high levels of risk associated with emerging markets.

4

China Emerging Leaders Fund
As of 1-31-12 (Unaudited)

	Shares	Value

Common Stocks 88.01%		$140,324,510

(Cost $135,042,325)

China 59.71%		95,205,774

Baoxin Auto Group, Ltd. (I)	3,000,000	3,191,366
China Communications Construction Company, Ltd., H Shares	7,000,000	6,500,895
China COSCO Holdings Company, Ltd., H Shares	7,000,000	3,973,193
China Minsheng Banking Corp., Ltd., H Shares	6,000,000	5,574,963
China Pacific Insurance Group Company, Ltd., H Shares	1,000,000	3,336,844
China Petroleum & Chemical Corp., H Shares	7,000,000	8,404,198
China Qinfa Group, Ltd. (I)	7,000,000	1,519,363
China Yurun Food Group, Ltd.	3,500,000	5,781,570
Hengan International Group Company, Ltd.	500,000	4,467,182
Intime Department Store Group Company, Ltd.	6,000,000	7,266,507
Lenovo Group, Ltd.	7,000,000	5,581,740
PICC Property & Casualty Company, Ltd., H Shares	6,000,000	7,946,122
Sany Heavy Equipment International Holdings Company, Ltd.	6,000,000	5,281,072
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	5,000,000	4,581,117
Sinopharm Group Company, Ltd., H Shares	2,500,000	5,941,155
Yanzhou Coal Mining Company, Ltd., H Shares	2,000,000	4,771,030
Zhaojin Mining Industry Company, Ltd., H Shares	2,500,000	4,477,939
Zhuzhou CSR Times Electric Company, Ltd., H Shares	3,000,000	6,609,518

Hong Kong 22.15%		35,316,859

China Foods, Ltd.	1,500,000	1,184,109
China Metal Recycling Holdings, Ltd.	5,098,200	6,034,533
China Mobile, Ltd.	1,000,000	10,210,336
Galaxy Entertainment Group, Ltd. (I)	3,500,000	7,625,572
Haier Electronics Group Company, Ltd. (I)	6,000,000	6,155,660
Hao Tian Resources Group, Ltd. (I)	20,000,000	1,032,478
Hengdeli Holdings, Ltd.	5,000,000	1,916,736
Hua Han Bio-Pharmaceutical Holdings, Ltd., H Shares	3,000,000	534,152
Ming Fung Jewellery Group, Ltd. (I)	10,000,000	623,283

Macau 2.12%		3,375,721

Sands China, Ltd. (I)	1,000,000	3,375,721

Singapore 4.03%		6,426,156

Biosensors International Group, Ltd. (I)	5,000,000	6,426,156

Equity Linked Securities 2.78%		$4,432,214

(Cost $4,400,764)

Bermuda 2.78%		4,432,214

Kweichow Moutai Company, Ltd., Access Product (Credit Lyonnais) (Expiration Date:
10-26-15; Strike Price: $0.000001) (I)(S)	150,000	4,432,214

Short-Term Investments 20.09%		$32,025,195

(Cost $32,025,195)

Money Market Funds 20.09%		32,025,195

State Street Institutional Liquid Reserves Fund, 0.1779% (Y)	32,025,195	32,025,195

See notes to financial statements

5

China Emerging Leaders Fund
As of 1-31-12 (Unaudited)

Total investments (Cost $171,468,284)† 110.88%	$176,781,919

Other assets and liabilities, net (10.88%)	($17,353,488)

Total net assets 100.00%	$159,428,431

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

(I) Non-income producing security.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(Y) The rate shown is the annualized seven-day yield as of 1-31-12.

† At 1-31-12, the aggregate cost of investment securities for federal income tax purposes was $171,468,284. Net unrealized appreciation aggregated $5,313,635, of which $5,753,830 related to appreciated investment securities and $440,195 related to depreciated investment securities.

The Fund had the following sector composition as of 1-31-12 (as a percentage of total net assets):

Consumer Discretionary	18.9%
Industrials	14.0%
Health Care	11.0%
Financials	10.6%
Consumer Staples	10.0%
Energy	9.2%
Materials	7.2%
Telecommunication Services	6.4%
Information Technology	3.5%
Short-Term Investments & Other	9.2%

See notes to financial statements

6

China Emerging Leaders Fund

Statement of Assets and Liabilities — January 31, 2012 (Unaudited)

Assets

Investments, at value (Cost $171,468,284)	$176,781,919
Receivable for investments sold	1,207,391
Receivable for fund shares sold	29,012
Interest receivable	8,307

Total assets	178,026,629

Liabilities

Payable for investments purchased	18,572,700
Payable to affiliates
Accounting and legal services fees	1,206
Transfer agent fees	30
Trustees' fees	76
Due to adviser	98
Other liabilities and accrued expenses	24,088

Total liabilities	18,598,198

Net assets

Paid-in capital	$153,653,314
Accumulated net investment loss	(122,540)
Accumulated net realized gain on investments
and foreign currency transactions	591,719
Net unrealized appreciation (depreciation) on
investments and translation of assets and
liabilities in foreign currencies	5,305,938

Net assets	$159,428,431

Net asset value per share

Based on net asset values and shares
outstanding - the Fund has an unlimited number
of shares authorized with no par value
Class A ($105,276 ÷ 10,000 shares)	$10.53
Class I ($105,310 ÷ 10,000 shares)	$10.53
Class NAV ($159,217,845 ÷ 15,120,694 shares)	$10.53

Maximum offering price per share
Class A (net asset value per share ÷ 95%)[1]	$11.08

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

7

China Emerging Leaders Fund

Statement of Operations — For the Period Ended January 31, 2012 (Unaudited)1

Investment income

Interest	$9,316

Expenses

Investment management fees (Note 4)	107,678
Distribution and service fees (Note 4)	28
Accounting and legal services fees (Note 4)	1,273
Transfer agent fees (Note 4)	33
Trustees' fees (Note 4)	76
Professional fees	6,716
Custodian fees	10,768
Registration and filing fees	5,762
Other	987

Total expenses	133,321
Less expense reductions (Note 4)	(1,465)

Net expenses	131,856

Net investment loss	(122,540)

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	616,397
Foreign currency transactions	(24,678)

591,719

Change in net unrealized appreciation
(depreciation) of
Investments	5,313,635
Translation of assets and liabilities in foreign
currencies	(7,697)

5,305,938

Net realized and unrealized gain	5,897,657

Increase in net assets from operations	$5,775,117

1 Period from 12-29-11 (commencement of operations) to 1-31-12.

See notes to financial statements

8

China Emerging Leaders Fund

Statement of Changes in Net Assets

Period
ended
1/31/12[1]
(Unaudited)
Increase (decrease) in net assets

From operations
Net investment loss	$(122,540)
Net realized gain	591,719
Change in net unrealized appreciation
(depreciation)	5,305,938

Increase in net assets resulting from
operations	5,775,117

From Fund share transactions (Note 5)	153,653,314

Total increase	159,428,431

Net assets

Beginning of period	—

End of period	$159,428,431

Accumulated net investment loss	$(122,540)

1 Period from 12-29-11 (commencement of operations) to 1-31-12.

See notes to financial statements

9

China Emerging Leaders Fund
Financial Highlights (For a share outstanding throughout the period)

Class A Shares

Period ended
		1-31-12[1]
Per share operating performance

Net asset value, beginning of period		$10.00
Net investment loss[2]		(0.02)
Net realized and unrealized gain on
investments		0.55

Total from investment operations		0.53

Net asset value, end of period		$10.53

Total return (%)[3]		5.30[4,5]

Ratios and supplemental data

Net assets, end of period (in millions)	$	— [6]
Ratios (as a percentage of average net
assets):
Expenses before reductions		1.89[7]
Expenses net of fee waivers and credits		1.80[7]
Net investment loss		(1.69)[7]
Portfolio turnover (%)		6

1 Period from 12-29-11 (commencement of operations) to 1-31-12. Unaudited.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Not annualized.
5 Total returns would have been lower had certain expenses not been reduced during the period shown.
6 Less than $500,000.
7 Annualized.

See notes to financial statements

10

China Emerging Leaders Fund
Financial Highlights (For a share outstanding throughout the period)

Class I Shares

Period ended
		1-31-12[1]
Per share operating performance

Net asset value, beginning of period		$10.00
Net investment loss[2]		(0.02)
Net realized and unrealized gain on
investments		0.55

Total from investment operations		0.53

Net asset value, end of period		$10.53

Total return (%)		5.30[3,4]

Ratios and supplemental data

Net assets, end of period (in millions)	$	— [5]
Ratios (as a percentage of average net
assets):
Expenses before reductions		1.47[6]
Expenses net of fee waivers and credits		1.44[6]
Net investment loss		(1.33)[6]
Portfolio turnover (%)		6

1 Period from 12-29-11 (commencement of operations) to 1-31-12. Unaudited.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the period shown.
4 Not annualized.
5 Less than $500,000.
6 Annualized.

See notes to financial statements

11

China Emerging Leaders Fund
Financial Highlights (For a share outstanding throughout the period)

Class NAV Shares

Period ended
1-31-12[1]
Per share operating performance

Net asset value, beginning of period	$10.00
Net investment loss[2]	(0.02)
Net realized and unrealized gain on
investments	0.55

Total from investment operations	0.53

Net asset value, end of period	$10.53

Total return (%)	5.30[3,4]

Ratios and supplemental data

Net assets, end of period (in millions)	$159
Ratios (as a percentage of average net
assets):
Expenses before reductions	1.36[5]
Expenses net of fee waivers and credits	1.35[5]
Net investment loss	(1.25)[5]
Portfolio turnover (%)	6

1 Period from 12-29-11 (commencement of operations) to 1-31-12. Unaudited.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the period shown.
4 Not annualized.
5 Annualized.

See notes to financial statements

12

China Emerging Leaders Fund
Notes to Financial Statements (unaudited)

Note 1 — Organization

John Hancock China Emerging Leaders Fund (the Fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to achieve long-term capital appreciation.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of Assets and Liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class NAV shares are sold to John Hancock affiliated funds of funds. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 - Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

As of January 31, 2012, all investments are categorized as Level 2 under the hierarchy described above, except for short-term investments, which are categorized as Level 1. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the period ended January 31, 2012, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Fund in open-end mutual funds are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of

13

non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income is recorded when the Fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds investing in a single country or in a limited geographic region tend to be riskier than funds that invest more broadly. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs) and accounting standards. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Overdrafts. Pursuant to the custodian agreement, the Fund’s custodian may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the overdraft. The custodian may have a lien, security interest or security entitlement in any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

Expenses. Expenses that are directly attributable to an individual fund are allocated to the Fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund declares and pays dividends and capital gain distributions, if any, at least annually.

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Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period.

New accounting pronouncement. In May 2011, Accounting Standards Update 2011-04 (ASU 2011-04), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, was issued and is effective during interim and annual periods beginning after December 15, 2011. ASU 2011-04 amends Financial Accounting Standards Board (FASB) Topic 820, Fair Value Measurement. The amendments are the result of the work by the FASB and the International Accounting Standards Board to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The update may require additional disclosures related to transfers between Levels 1, 2, and 3. Also, the update requires additional disclosures related to quantitative and qualitative information regarding unobservable inputs and valuation techniques utilized in the valuation process. Management is currently evaluating the application of ASU 2011-04 and its impact, if any, on the Fund’s financial statement disclosure.

Note 3 - Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 – Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser), serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management agreement with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: a) 1.10% of the first $500,000,000 of the Fund’s average daily net assets, b) 1.05% of the next $500,000,000 of the Fund’s average daily net assets and c) 1.00% of the Fund’s average daily net assets in excess of $1,000,000,000. The Adviser has a subadvisory agreement with Atlantis Investment Management (Hong Kong) Ltd. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the period ended January 31, 2012 were equivalent to a gross annual rate of 1.10% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive a portion of its management fee for certain funds (the Participating Portfolios) of the Trust and John Hancock Variable Insurance Trust. The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $75 billion but is less than $100 billion; and 0.015% of that portion of the aggregate net assets of all the Participating Portfolios that equals or exceeds $100 billion. The amount of the reimbursement is calculated daily and allocated among all the Participating Portfolios in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Adviser upon notice to the funds and with the approval of the Board of Trustees.

15

The Adviser has contractually agreed to waive and/or reimburse operating expenses for Class A and Class I shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The fee waivers and/or reimbursement are such that the expenses will not exceed 1.80% and 1.44% for Class A and Class I shares, respectively. The fee waivers and/or reimbursements will continue in effect until December 31, 2012, unless renewed by mutual agreement of the Fund and the Adviser based upon a determination that this is appropriate under the circumstances at the time.

Additionally, the Adviser has voluntarily agreed to waive and/or reimburse a portion of its management fee in order to limit the Fund’s expenses, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, advisory fees, 12b-1 fees, transfer agent fees and service fees, state registration fees and printing and postage, to 0.25% of the Fund’s average net assets. This voluntary expense reimbursement will continue in effect until terminated at any time by the Adviser on notice to the Fund.

Accordingly, these expense reductions amounted to $9, $3 and $1,453 for Class A, Class I and Class NAV shares, respectively, for the period ended January 31, 2012.

Expense recapture. The Adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the beginning of the month in which such reimbursements or waivers originally occurred. For the period ended January 31, 2012, the Fund did not recapture any expenses. In addition, there was $1,116 in waived or reimbursed expenses subject to potential recovery through January 1, 2015. Certain reimbursements or waivers are not subject to recapture.

The investment management fees, including the impact of the waivers and reimbursements described above, incurred for the period ended January 31, 2012 were equivalent to a net annual effective rate of 1.09% of the Fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the period ended January 31, 2012 amounted to an annual rate of 0.01% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund may pay up to 0.30% for Class A shares for distribution and service fees, expressed as an annual percentage of average daily net assets.

Sales charges. Class A shares are assessed up-front sales charges. During the period ended January 31, 2012, there were no up-front sales charges assessed for Class A shares.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes,

16

Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the period ended January 31, 2012 were:

Class	Distribution and	Transfer agent fees
	service fees

A	$28	$22

I	-	11

Total	$28	$33

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its average daily net assets.

Note 5 - Fund share transactions

Transactions in Fund shares for the period ended January 31, 2012 were as follows:

	Period ended
	1/31/12[1]

	Shares	Amount
Class A shares
Sold	10,000	$100,000

Net increase	10,000	$100,000

Class I shares
Sold	10,000	$100,000

Net increase	10,000	$100,000

Class NAV shares
Sold	15,120,694	$153,453,314

Net increase	15,120,694	$153,453,314

Net increase	15,140,694	$153,653,314

1 Period from 12-29-11 (commencement of operations) to 1-31-12.

Affiliates of the Fund owned 100% of shares of beneficial interest of the Fund on January 31, 2012.

Note 6 - Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $145,490,733 and $6,664,041, respectively, for the period ended January 31, 2012.

Note 7 - Investment by affiliated funds

Certain investors in the Fund are affiliated funds and are managed by the Adviser and its affiliates. The affiliated funds do not invest in the Fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the Fund’s net assets. At January 31, 2012, the following funds had an affiliate ownership concentration of 5% or more of the Fund’s net assets:

Affiliated
Fund	Concentration
John Hancock Lifestyle Balanced Portfolio	16.9%
John Hancock Lifestyle Growth Portfolio	16.9%
John Hancock Lifestyle Aggressive Portfolio	5.2%

17

EVALUATION OF ADVISORY AND SUBADVISORY
AGREEMENTS BY THE BOARD OF TRUSTEES

At an in-person meeting on December 14–16, 2011, the Board of Trustees of John Hancock Funds II (the Trust), including all of the Trustees who are not considered to be “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), approved the following new series of the Trust:

China Emerging Leaders Fund (the New Portfolio)

This section describes the evaluation by the Board of Trustees of:

(a) an amendment to the advisory agreement between the Trust and John Hancock Investment Management Services, LLC (the Adviser or JHIMS) (the Advisory Agreement) to add the New Portfolio; and

(b) the subadvisory agreement between the Adviser and Atlantis Investment Management (Hong Kong) Ltd (the Subadviser) with respect to the New Portfolio (the Subadvisory Agreement).

Evaluation by the Board of Trustees

The Board, including the Independent Trustees, is responsible for selecting the Adviser, approving the Adviser’s selection of subadvisers for each of the portfolios of the Trust (the Funds) and approving the Trust’s advisory and subadvisory (and any sub-subadvisory) agreements, their periodic continuation and any amendments. Consistent with Securities and Exchange Commission rules, the Board regularly evaluates the Trust’s advisory and subadvisory arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The factors considered by the Board are:

1. the nature, extent and quality of the services to be provided by the Adviser to the Trust and by the subadvisers to the Funds;

2. the investment performance of the Funds and their subadvisers;

3. the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders;

4. the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates (including any subadvisers that are affiliated with the Adviser) from the Adviser’s relationship with the Trust; and

5. comparative services rendered and comparative advisory and subadvisory fee rates.

The Board believes that information relating to all of these factors is relevant to its evaluation of the Trust’s advisory agreement. The Board also takes into account any indirect benefits expected to be derived by the Adviser and its affiliates and the subadvisers and their affiliates from their relationships with the Funds. With respect to its evaluation of subadvisory agreements (including any sub-subadvisory agreements) with subadvisers not affiliated with the Adviser, the Board believes that, in view of the Trust’s manager-of-managers advisory structure, the costs of the services to be provided and the profits to be realized by those subadvisers that are not affiliated with the Adviser from their relationship with the Trust generally are not a material factor in the Board’s consideration of these subadvisory agreements because such fees are paid by the Adviser and not by the Funds and the Board relies on the ability of the Adviser to negotiate the subadvisory fees at arm’s-length.

In evaluating subadvisory arrangements, the Board also considers other material business relationships that unaffiliated subadvisers and their affiliates have with the Adviser or its affiliates, including the involvement

18

by certain affiliates of certain subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser (Material Relationships).

Approval of Advisory and Subadvisory Agreements

At its in-person meeting on December 14–16, 2011, the Board, including all the Independent Trustees, approved the Advisory Agreement and the Subadvisory Agreement with respect to the New Portfolio.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meeting a variety of materials relating to the New Portfolio, the Adviser and the Subadviser, including comparative performance, fee and expense information for a peer group of similar mutual funds, including performance information for relevant benchmark indices and other information provided by the Adviser and the Subadviser regarding the nature, extent and quality of services to be provided by the Adviser and the Subadviser under their respective Agreements. The Board also took into account discussions with management and information provided to the Board in its meetings throughout the year with respect to the services provided by the Adviser with respect to other funds in the Trust and in John Hancock Variable Insurance Trust, including quarterly performance reports prepared by management containing reviews of investment results. The Board also took into account information with respect to the New Portfolio presented at their September 2011 meeting, including a presentation from the Subadviser with respect to the New Portfolio.

Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional information from management. The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed Agreements with respect to the New Portfolio and discussed the proposed Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In considering the nature, extent and quality of the services to be provided by the Adviser, the Board took into account their knowledge of JHIMS’s management and the quality of the performance of its duties through Board meetings, discussions and reports during the preceding year and through each Trustee’s history of service to the Trust. The Board considered that JHIMS is responsible for the management of the day-to-day operations of the Funds, including but not limited to, general supervision of and coordination of the services provided by the subadvisers, and is also responsible for monitoring and reviewing the activities of the subadvisers and other third-party service providers. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, and that it also considers the Adviser’s risk management processes.

In approving the Advisory Agreement, and with reference to the factors that it regularly considers when considering approval of advisory and subadvisory agreements as listed above, the Board:

(1) – (a) considered the high value to the Trust of continuing its relationship with JHIMS as the Trust’s adviser, the skills and competency with which JHIMS has in the past managed the Trust’s affairs and its subadvisory relationships, JHIMS’ oversight and monitoring of subadvisers’ investment performance and compliance programs including its timeliness in responding to performance issues and the qualifications of JHIMS’ personnel;

(b) considered JHIMS’ compliance policies and procedures and noted its responsiveness to regulatory changes and mutual fund industry developments;

(c) considered JHIMS’ administrative capabilities, including its ability to supervise the other service providers for the New Portfolio;

(d) considered the financial condition of the Adviser and whether it had the financial wherewithal to provide a high level and quality of services to the New Portfolio; and

19

(e) recognized the Adviser’s reputation and experience in serving as an investment adviser to the Trust, and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that JHIMS may reasonably be expected to provide a high quality of services under the Advisory Agreement with respect to the New Portfolio.

(2) – (a) with respect to each Fund (except those listed below) and the New Portfolio, considered that the Adviser has agreed to waive its management fee for each of these Funds and the New Portfolio and each of the funds of John Hancock Variable Insurance Trust (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios as follows (the Reimbursement) and that, at the request of the Board, the Reimbursement rate was increased effective May 31, 2011. The current Reimbursement rate is as follows: The Reimbursement shall equal, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $75 billion but is less than $100 billion and 0.015% of that portion of the aggregate net assets of all the Participating Portfolios that equals or exceeds $100 billion. The amount of the Reimbursement shall be calculated daily and allocated among all the Participating Portfolios in proportion to the daily net assets of each Participating Portfolio, and that Reimbursement may be terminated or modified by the Adviser only upon notice to the Trust and approval of the Board of Trustees of the Trust. (The Funds that are not Participating Portfolios as of the date of this report are each of the funds of funds of the Trust and John Hancock Variable Insurance Trust.)

(b) reviewed the Trust’s and New Portfolio’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded that (i) the New Portfolio contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the New Portfolio and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the New Portfolio to benefit from economies of scale if the assets of the New Portfolio grow; and

(c) The Board also considered the effect of the New Portfolio’s growth in size on its performance and fees. The Board also noted that if the New Portfolio’s assets increase over time, the New Portfolio may realize other economies of scale if assets increase proportionally more than certain other fixed expenses.

(3) – (a) reviewed and considered information presented by JHIMS regarding the anticipated profitability of JHIMS’ relationship with the New Portfolio and whether JHIMS has the financial ability to provide a high level of services to the New Portfolio;

(b) considered that JHIMS also will provide administrative services to the New Portfolio on a cost basis pursuant to an administrative services agreement;

(c) John Hancock Signature Services, LLC and John Hancock Funds, LLC, affiliates of the Adviser, will provide transfer agency services and distribution services to the New Portfolio, respectively;

(d) that JHIMS also will derive reputational and other indirect benefits from providing advisory services to the New Portfolio;

(e) noted that the subadvisory fees for the New Portfolio are paid by JHIMS and are negotiated at arm’s length;

(f) took into account the Reimbursement in place, as well as that the Adviser had entered into an expense limitation agreement with respect to certain of the New Portfolio’s expenses; and

(g) considered that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the New Portfolio and the entrepreneurial risk that it assumes as Adviser.

20

Based upon its review, the Board concluded that the Adviser and its affiliates’ anticipated level of profitability, if any, from their relationship with the New Portfolio was reasonable and not excessive.

(4) – reviewed comparative information including, among other data, the New Portfolio’s contractual and actual advisory and subadvisory fees and anticipated total expenses as compared to similarly situated investment companies deemed to be comparable to the New Portfolio.

The Board determined that the New Portfolio’s advisory fees are generally within a competitive range of those incurred by other comparable funds. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Adviser after payment of the subadvisory fee. The Board also noted that JHIMS will be waiving fees and/or reimbursing expenses with respect to the New Portfolio. The Board also noted that the Adviser pays the subadvisory fees of the New Portfolio, and that such fees are negotiated at arm’s length with respect to the Subadviser. The Board also noted management’s discussion of the New Portfolio’s anticipated expenses. The Board also took into account the level and quality of services expected to be provided by JHIMS with respect to the New Portfolio, as well as the other factors considered. The Board concluded that the advisory fees to be paid by the Trust with respect to the New Portfolio were reasonable.

Additional information relating to the New Portfolio that the Board considered in approving the Advisory Agreement is set forth in Appendix A.

Approval of Subadvisory Agreement

In making its determination with respect to the factors that it considers in considering approval of the Subadvisory Agreement, the Board reviewed:

(1) information relating to the Subadviser’s business;

(2) the investment performance of another comparable account managed by the Subadviser; and

(3) the proposed subadvisory fees for the New Portfolio, including any breakpoints, and comparative fee information as set forth in Appendix A.

With respect to the services to be provided by the Subadviser, the Board received information provided to the Board by the Subadviser, as well as considered information presented at prior meetings. The Board considered the Subadviser’s current level of staffing and its overall resources, as well as its compensation program. The Board reviewed the Subadviser’s history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Subadviser’s investment and compliance personnel who would provide services to the New Portfolio. The Board also considered, among other things, the Subadviser’s compliance program and any disciplinary history. The Board also considered the Subadviser’s risk assessment and monitoring process. The Board noted the Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board also noted that the CCO and his staff conducted compliance reviews with the Subadviser, which included evaluating the regulatory compliance systems of the Subadviser and procedures reasonably designed by them to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadviser.

The Board considered the Subadviser’s investment process and philosophy. The Board took into account that the Subadviser’s responsibilities include the development and maintenance of an investment program for the New Portfolio which is consistent with the New Portfolio’s investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services.

The Board also received information with respect to any Material Relationships with respect to the Subadviser, which include arrangements in which unaffiliated subadvisers or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the

21

Trust’s adviser or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interests the Adviser might have in connection with the Subadvisory Agreement.

The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1) The Subadviser’s investment personnel have extensive experience and demonstrated skills as a manager and may reasonably be expected to provide a high quality of investment management services and personnel to the New Portfolio;

(2) The proposed subadvisory fees are (i) competitive and within the range of industry norms and (ii) will be paid by JHIMS out of the advisory fees it receives from the New Portfolio and are a product of arm’s length negotiation between the Adviser and the Subadviser; and the Board concluded that the New Portfolio’s subadvisory fees are reasonable; and

(3) The New Portfolio’s subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the New Portfolio in order to permit shareholders to benefit from economies of scale if the assets of the New Portfolio grow.

Additional information relating to the New Portfolio that the Board considered for the New Portfolio is set forth in Appendix A.

* * *

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that approval of the Advisory Agreement and the Subadvisory Agreement with respect to the New Portfolio would be in the best interest of the New Portfolio and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and the Subadvisory Agreement.

22

John Hancock Funds II
Appendix A

PORTFOLIO	COMPARABLE FUND
(SUBADVISER)	PERFORMANCE	ESTIMATED FEES AND EXPENSES

	A comparable fund managed by	Estimated advisory fees for the Fund
	the Subadviser in a similar	are equal to the peer group median.
manner to the Fund
China Emerging	outperformed its benchmark	Estimated subadvisory fees for the
Leaders Fund	and peer group average for the	Fund are slightly higher than the peer
	one-, three- and five- year	group median.
(Atlantis)	periods ended June 30, 2011.
Estimated net total expenses for the
Fund are lower than the peer group
median.

23

More information

Trustees	Investment adviser
James M. Oates, Chairman	John Hancock Investment Management Services, LLC
James R. Boyle†
Charles L. Bardelis*	Investment subadviser
Peter S. Burgess*	Atlantis Investment Management (Hong Kong) Ltd.
Grace K. Fey
Theron S. Hoffman	Principal distributor
Hassell H. McClellan	John Hancock Funds, LLC
Steven M. Roberts*
Custodian
State Street Bank and Trust Company
Officers
Hugh McHaffie	Transfer agent
President	John Hancock Signature Services, Inc.

Thomas M. Kinzler	Legal counsel
Secretary and Chief Legal Officer	K&L Gates LLP

Francis V. Knox, Jr.
Chief Compliance Officer

Michael J. Leary
Treasurer

Charles A. Rizzo
Chief Financial Officer

John G. Vrysen
Chief Operating Officer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record, if any, for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

24

John Hancock
MUTUAL FUNDS

John Hancock

# Global Absolute Return Strategies Fund

**Semiannual Report**

1.31.12

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on December 19, 2011 with the same investment held until January 31, 2012.

	Account value	Ending value	Expenses paid during
	on 12-19-11	on 1-31-12	period ended 1-31-12[1]

Class A	$1,000.00	$1,045.00	$2.40

Class I	1,000.00	1,045.00	1.95

Class NAV	1,000.00	1,045.00	1.78

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at January 31, 2012, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Semiannual report | Global Absolute Return Strategies Fund 1

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on August 1, 2011, with the same investment held until January 31, 2012. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 8-1-11	on 1-31-12	period ended 1-31-12[2]

Class A	$1,000.00	$1,015.30	$9.88

Class I	1,000.00	1,017.10	8.06

Class NAV	1,000.00	1,017.80	7.35

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.95%, 1.59% and 1.45% for Class A, Class I and Class NAV shares, respectively, multiplied by the average account value over the period, multiplied by 44/366 (to reflect the period).

2 Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

2 Global Absolute Return Strategies Fund | Semiannual report

Corporate Bonds	26.2%

United States	10.3%

France	3.1%

United Kingdom	2.9%

Netherlands	2.4%

Luxembourg	0.9%

Spain	0.8%

Sweden	0.8%

Italy	0.7%

Germany	0.7%

Ireland	0.7%

Other countries	2.9%

Equities	23.0%

United States	9.4%

Russia	3.1%

United Kingdom	2.3%

Germany	1.1%

France	0.8%

Japan	0.8%

Switzerland	0.7%

Australia	0.6%

Sweden	0.6%

Other countries	3.6%

U.S. Government	17.8%

Treasury Inflation
Protected Securities	17.8%

Foreign Government Obligations	6.3%

Mexico	5.1%

Germany	0.8%

Other countries	0.4%

Purchased Options	2.8%

Short-Term Investments & Other	23.9%

Time deposits	18.0%

Repurchase agreement	2.9%

Derivatives	–3.2%

Other assets & liabilities	6.2%

As a percentage of net assets on 1-31-12.

Absolute return funds are not designed to outperform stocks and bonds in strong markets and there is no guarantee of positive returns. They employ certain techniques which are intended to reduce risk and volatility in the portfolio and provide protection against a decline in the Fund’s assets. However, there is no guarantee that any investment strategy will be successful or that the Fund’s objectives will be achieved. The use of hedging and derivatives transactions could produce disproportionate gains or losses and may increase volatility and costs.

Currency transactions are impacted by fluctuations in exchange rates, which may adversely affect the U.S. dollar value of a fund’s investments. Foreign investing, especially in emerging markets, has additional risks such as currency and market volatility and political and social instability.

Semiannual report | Global Absolute Return Strategies Fund 3

Fund’s investments

As of 1-31-12 (unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Corporate Bonds 26.21%				$54,053,806
(Cost $52,246,211)

Australia 0.39%				801,026

Australia & New Zealand Banking Group, Ltd.
(EUR) (D)	3.750	03-10-17	200,000	270,330

FMG Resources August 2006 Pty, Ltd. (S)	8.250	11-01-19	$100,000	107,250

Santos Finance, Ltd. (8.250% to 9-22-17, then
3 month EURIBOR + 6.851%) (EUR) (D)	8.250	09-22-70	50,000	63,440

Westpac Banking Corp. (EUR) (D)	4.250	09-22-16	260,000	360,006

Austria 0.06%				115,627

VERBUND International Finance GmbH
(EUR) (D)	4.750	07-16-19	80,000	115,627

Belgium 0.16%				325,652

Anheuser-Busch InBev NV (EUR) (D)	4.000	06-02-21	120,000	167,632

Anheuser-Busch InBev NV (EUR) (D)	6.570	02-27-14	110,000	158,020

Brazil 0.18%				370,397

OGX Petroleo e Gas Participacoes SA (S)	8.500	06-01-18	200,000	206,600

Vale SA (EUR) (D)	4.375	03-24-18	120,000	163,797

Canada 0.32%				652,250

Air Canada (S)	9.250	08-01-15	200,000	190,500

Bombardier, Inc. (S)	7.750	03-15-20	75,000	85,125

Cascades, Inc.	7.875	01-15-20	100,000	102,750

Mercer International, Inc.	9.500	12-01-17	50,000	51,875

NOVA Chemicals Corp.	8.375	11-01-16	200,000	222,000

Cayman Islands 0.20%				409,995

Hutchison Whampoa Finance 09, Ltd.
(EUR) (D)	4.750	11-14-16	100,000	139,216

Thames Water Utilities Cayman Finance, Ltd.
(EUR) (D)	3.250	11-09-16	100,000	135,396

UPCB Finance, Ltd. (EUR) (D)	7.625	01-15-20	100,000	135,383

Czech Republic 0.12%				250,427

CEZ AS (EUR) (D)	4.500	06-29-20	100,000	136,220

CEZ AS (EUR) (D)	6.000	07-18-14	80,000	114,207

Denmark 0.39%				795,124

Danske Bank A/S (EUR) (D)	4.750	06-04-14	150,000	206,771

Danske Bank A/S (4.100% to 3-16-18, then 3
month EURIBOR + 1.810%) (EUR) (D)	4.100	03-16-18	70,000	87,009

4 Global Absolute Return Strategies Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Denmark (continued)

DONG Energy A/S (EUR) (D)	4.875	12-16-21	120,000	$173,888

ISS A/S (EUR) (D)	8.875	05-15-16	100,000	131,459

TDC A/S (EUR) (D)	4.375	02-23-18	140,000	195,997

Finland 0.07%				139,945

Fortum Oyj (EUR) (D)	4.000	05-24-21	100,000	139,945

France 3.14%				6,479,810

Alstom SA (EUR) (D)	3.875	03-02-16	100,000	132,924

Alstom SA (EUR) (D)	4.000	09-23-14	100,000	135,508

Areva SA (EUR) (D)	4.625	10-05-17	100,000	123,654

Autoroutes du Sud de la France SA (EUR) (D)	4.000	09-24-18	100,000	134,579

AXA SA (EUR) (D)	4.500	01-23-15	50,000	69,157

AXA SA (5.250% to 4-16-20, then 3 month
EURIBOR + 3.050%) (EUR) (D)	5.250	04-16-40	150,000	157,088

BNP Paribas SA (EUR) (D)	3.500	03-07-16	100,000	135,062

BNP Paribas SA (4.730% to 4-12-16, then
3 month EURIBOR + 1.690%) (EUR) (D)(Q)	4.730	04-12-16	100,000	102,030

BNP Paribas SA (8.667% to 9-11-13, then
3 month EURIBOR + 4.050%) (EUR) (D)(Q)	8.667	09-11-13	100,000	128,856

Bouygues SA (EUR) (D)	3.641	10-29-19	100,000	129,918

Bouygues SA (EUR) (D)	4.375	10-29-14	60,000	82,801

Casino Guichard Perrachon SA (EUR) (D)	4.472	04-04-16	100,000	135,501

Casino Guichard Perrachon SA (EUR) (D)	6.375	04-04-13	150,000	204,609

Cie de Saint-Gobain (EUR) (D)	4.500	09-30-19	100,000	134,014

Cie de Saint-Gobain (EUR) (D)	8.250	07-28-14	100,000	148,459

Cie Generale de Geophysique-Veritas	9.500	05-15-16	$100,000	108,750

Credit Agricole SA (EUR) (D)	5.971	02-01-18	100,000	129,443

EDF SA (EUR) (D)	3.875	01-18-22	100,000	133,107

Eutelsat SA (EUR) (D)	5.000	01-14-19	100,000	140,552

France Telecom SA (EUR) (D)	3.875	04-09-20	100,000	137,101

France Telecom SA (EUR) (D)	5.000	01-22-14	100,000	139,084

GDF Suez (EUR) (D)	3.500	10-18-22	200,000	266,484

HSBC Holdings PLC (EUR) (D)	4.875	01-15-14	200,000	275,557

Lafarge SA (EUR) (D)	6.625	11-29-18	50,000	63,098

Lafarge SA (EUR) (D)	8.875	05-27-14	100,000	143,558

Legrand SA (EUR) (D)	4.375	03-21-18	100,000	134,724

Pernod-Ricard SA (EUR) (D)	7.000	01-15-15	150,000	218,852

PPR (EUR) (D)	3.750	04-08-15	27,000	36,109

PPR (EUR) (D)	8.625	04-03-14	120,000	176,792

RCI Banque SA (EUR) (D)	4.000	12-02-13	110,000	146,424

RCI Banque SA (EUR) (D)	5.625	03-13-15	41,000	55,804

RCI Banque SA (EUR) (D)	5.625	10-05-15	80,000	109,013

RTE EDF Transport SA (EUR) (D)	4.125	02-03-21	200,000	274,486

Societe Fonciere Lyonnaise SA (EUR) (D)	4.625	05-25-16	100,000	126,070

Societe Generale SA	2.500	01-15-14	110,000	107,022

Societe Generale SA (EUR) (D)	4.750	03-02-21	100,000	133,173

Societe Generale SA (9.375% to 9-4-19, then
3 month EURIBOR + 8.901%) (EUR) (D)(Q)	9.375	09-04-19	100,000	115,331

SPCM SA (EUR) (D)	8.250	06-15-17	50,000	67,692

See notes to financial statements	Semiannual report | Global Absolute Return Strategies Fund 5

		Maturity
	Rate (%)	date	Par value	Value
France (continued)

Suez Environnement SA (EUR) (D)	6.250	04-08-19	100,000	$158,048

Total Infrastructures Gaz France SA (EUR) (D)	4.339	07-07-21	100,000	139,899

Unibail-Rodamco SE (EUR) (D)	3.875	12-13-17	110,000	150,001

Valeo SA (EUR) (D)	3.750	06-24-13	90,000	119,140

Valeo SA (EUR) (D)	5.750	01-19-17	100,000	137,740

Veolia Environnement SA (EUR) (D)	6.750	04-24-19	200,000	312,815

Vivendi SA (EUR) (D)	3.875	11-30-15	100,000	135,549

Vivendi SA (EUR) (D)	4.125	07-18-17	100,000	134,232

Germany 0.69%				1,425,195

Deutsche Telekom International Finance BV
(EUR) (D)	4.250	07-13-22	100,000	137,541

Deutsche Telekom International Finance BV
(EUR) (D)	5.750	04-14-15	100,000	144,946

Evonik Industries AG (EUR) (D)	7.000	10-14-14	90,000	130,852

Henkel AG & Company KGaA (5.375% to
11-25-15, then 3 month EURIBOR + 2.850%)
(EUR) (D)	5.375	11-25-15	100,000	133,421

Kabel BW Musketeer GmbH (EUR) (D)	9.500	03-15-21	100,000	136,037

Metro AG (EUR) (D)	7.625	03-05-15	80,000	119,146

ThyssenKrupp AG (EUR) (D)	8.000	06-18-14	100,000	144,931

Unitymedia GmbH (EUR) (D)	9.625	12-01-19	100,000	138,980

Unitymedia Hessen GmbH & Company KG
(EUR) (D)	8.125	12-01-17	100,000	138,653

Volkswagen Leasing GmbH (EUR) (D)	2.750	07-13-15	150,000	200,688

Greece 0.02%				49,500

Navios Maritime Holdings, Inc.	8.875	11-01-17	$50,000	49,500

Guernsey Channel Islands 0.05%				99,743

Credit Suisse Group Finance Guernsey, Ltd.
(3.625% to 1-23-13, then 3 month
EURIBOR + 0.870%) (EUR) (D)	3.625	01-23-18	80,000	99,743

Ireland 0.68%				1,402,597

Ardagh Glass Finance PLC (EUR) (D)	9.250	07-01-16	100,000	140,615

Caterpillar International Finance, Ltd.
(EUR) (D)	2.750	06-06-14	100,000	134,525

CRH Finance, Ltd. (EUR) (D)	7.375	05-28-14	110,000	157,416

GE Capital European Funding (EUR) (D)	4.250	02-06-14	130,000	178,056

GE Capital European Funding (EUR) (D)	4.625	02-22-27	100,000	129,695

GE Capital European Funding (EUR) (D)	5.375	01-16-18	270,000	394,360

Intesa Sanpaolo Bank Ireland PLC (EUR) (D)	4.000	08-08-13	100,000	130,585

Smurfit Kappa Acquisitions (EUR) (D)	7.750	11-15-19	100,000	137,345

Italy 0.73%				1,504,284

Atlantia SpA (EUR) (D)	4.375	09-16-25	70,000	81,535

Atlantia SpA (EUR) (D)	5.000	06-09-14	100,000	135,626

Banco Popolare SC (EUR) (D)	4.000	04-06-13	100,000	128,127

Eni SpA (EUR) (D)	4.250	02-03-20	143,000	189,589

Eni SpA (EUR) (D)	5.875	01-20-14	150,000	209,403

Intesa Sanpaolo SpA (EUR) (D)	3.750	11-23-16	100,000	124,957

6 Global Absolute Return Strategies Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Italy (continued)

Intesa Sanpaolo SpA (EUR) (D)	5.375	12-19-13	100,000	$134,102

Intesa Sanpaolo SpA (3.750% to 3-2-15,
then 3 month EURIBOR + 0.890%) (EUR) (D)	3.750	03-02-20	150,000	149,292

Telecom Italia SpA (EUR) (D)	4.750	05-19-14	150,000	199,043

UniCredit SpA (EUR) (D)	5.250	04-30-23	120,000	152,610

Jersey, C.I. 0.37%				771,418

ASIF III Jersey, Ltd. (EUR) (D)	4.750	09-11-13	150,000	197,935

BAA Funding, Ltd. (EUR) (D)	4.125	10-12-16	100,000	133,902

BAA Funding, Ltd. (EUR) (D)	4.600	09-30-14	100,000	136,504

HSBC Capital Funding LP (5.369% to 3-24-14,
then 3 month EURIBOR + 2.000%) (EUR) (D)(Q)	5.369	03-24-14	120,000	143,624

UBS AG (4.250% to 9-16-14, then 3 month
EURIBOR + 1.260%) (EUR) (D)	4.500	09-16-19	130,000	159,453

Luxembourg 0.87%				1,791,490

ArcelorMittal (EUR) (D)	8.250	06-03-13	80,000	111,854

Codere Finance Luxembourg SA (EUR) (D)	8.250	06-15-15	50,000	65,075

ConvaTec Healthcare E SA (EUR) (D)	7.375	12-15-17	100,000	134,075

Expro Finance Luxembourg SCA (S)	8.500	12-15-16	$125,000	113,438

Fiat Industrial Finance Europe SA (EUR) (D)	5.250	03-11-15	100,000	129,496

Fiat Industrial Finance Europe SA (EUR) (D)	6.250	03-09-18	100,000	125,573

Finmeccanica Finance SA (EUR) (D)	8.125	12-03-13	80,000	109,520

Intelsat Luxembourg SA	11.250	02-04-17	350,000	353,500

Michelin Luxembourg SCS (EUR) (D)	8.625	04-24-14	100,000	148,928

Telecom Italia Finance SA (EUR) (D)	7.750	01-24-33	50,000	63,312

Wind Acquisition Finance SA (EUR) (D)	7.375	02-15-18	200,000	238,719

Wind Acquisition Finance SA (S)	11.750	07-15-17	200,000	198,000

Mexico 0.15%				314,558

America Movil SAB de CV (EUR) (D)	3.750	06-28-17	150,000	207,058

Kansas City Southern de Mexico SA de CV	6.125	06-15-21	100,000	107,500

Netherlands 2.38%				4,906,997

ABN Amro Bank NV (EUR) (D)	3.625	10-06-17	60,000	78,745

ABN Amro Bank NV (EUR) (D)	6.375	04-27-21	110,000	145,756

Allianz Finance II BV (EUR) (D)	4.000	11-23-16	50,000	70,660

Allianz Finance II BV (5.750% to 7-8-21, then
3 month EURIBOR + 2.349%) (EUR) (D)	5.750	07-08-41	400,000	479,584

BMW Finance NV (EUR) (D)	4.000	09-17-14	130,000	179,603

Conti-Gummi Finance BV (EUR) (D)	6.500	01-15-16	80,000	108,830

Conti-Gummi Finance BV (EUR) (D)	7.500	09-15-17	100,000	136,037

Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA (EUR) (D)	3.500	10-17-18	250,000	331,895

Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA (EUR) (D)	4.375	01-22-14	150,000	206,204

E.ON International Finance BV (EUR) (D)	5.750	05-07-20	240,000	381,678

EADS Finance BV (EUR) (D)	4.625	08-12-16	80,000	115,430

Enel Finance International NV (EUR) (D)	4.625	06-24-15	300,000	405,369

Fortis Bank Nederland NV (EUR) (D)	4.625	07-09-14	130,000	178,031

HeidelbergCement Finance BV (EUR) (D)	8.000	01-31-17	100,000	141,269

ING Bank NV (EUR) (D)	3.375	03-03-15	220,000	291,831

See notes to financial statements	Semiannual report | Global Absolute Return Strategies Fund 7

		Maturity
	Rate (%)	date	Par value	Value
Netherlands (continued)

ING Bank NV (EUR) (D)	4.875	01-18-21	100,000	$138,447

ING Bank NV (4.625% to 3-15-14, then
3 month EURIBOR + 1.440%) (EUR) (D)	4.625	03-15-19	80,000	94,180

KBC Internationale Financieringsmaatschappij
NV (EUR) (D)	4.500	09-17-14	150,000	197,232

Koninklijke KPN NV (EUR) (D)	4.750	05-29-14	100,000	138,605

Koninklijke KPN NV (EUR) (D)	5.625	09-30-24	80,000	115,475

Linde Finance BV (6.250% to 9-10-13, then
3 month EURIBOR + 3.200%) (EUR) (D)	7.375	07-14-66	110,000	160,071

New World Resources NV (EUR) (D)	7.875	05-01-18	50,000	64,094

NXP BV (S)	9.750	08-01-18	$125,000	139,688

Repsol International Finance BV (EUR) (D)	4.250	02-12-16	100,000	134,827

Telefonica Europe BV (EUR) (D)	5.875	02-14-33	50,000	64,853

Volkswagen International Finance NV (EUR) (D)	2.125	01-19-15	123,000	162,527

Volkswagen International Finance NV (EUR) (D)	4.875	05-22-13	80,000	109,058

Ziggo Bond Company BV (EUR) (D)	8.000	05-15-18	100,000	137,018

Norway 0.21%				443,925

DNB Bank ASA (EUR) (D)	4.375	02-24-21	150,000	203,512

DNB Bank ASA (EUR) (D)	5.875	06-20-13	80,000	110,576

Statkraft AS (EUR) (D)	6.625	04-02-19	80,000	129,837

Spain 0.84%				1,733,933

Amadeus Capital Markets SA (EUR) (D)	4.875	07-15-16	100,000	134,101

Banco Bilbao Vizcaya Argentaria SA (EUR) (D)	4.250	03-30-15	150,000	200,510

Banco Santander SA (EUR) (D)	4.375	03-16-15	200,000	269,432

BBVA Senior Finance SAU (EUR) (D)	4.875	01-23-14	100,000	133,872

Campofrio Food Group SA (EUR) (D)	8.250	10-31-16	50,000	67,692

Gas Natural Capital Markets SA (EUR) (D)	5.000	02-13-18	100,000	130,037

Gas Natural Capital Markets SA (EUR) (D)	5.250	07-09-14	100,000	136,202

Iberdrola Finanzas SAU (EUR) (D)	4.750	01-25-16	200,000	270,991

Obrascon Huarte Lain SA (EUR) (D)	7.375	04-28-15	50,000	66,057

Telefonica Emisiones SAU (EUR) (D)	3.661	09-18-17	100,000	124,395

Telefonica Emisiones SAU (EUR) (D)	4.674	02-07-14	150,000	200,644

Sweden 0.81%				1,669,268

Nordea Bank AB (EUR) (D)	4.000	06-29-20	150,000	202,515

Nordea Bank AB (EUR) (D)	4.000	03-29-21	80,000	98,598

Nordea Bank AB (EUR) (D)	4.500	05-12-14	100,000	138,325

Nordea Bank AB (6.250% to 9-10-13, then
3 month EURIBOR + 3.200%) (EUR) (D)	6.250	09-10-18	90,000	122,073

Sandvik AB (EUR) (D)	6.875	02-25-14	90,000	129,120

Skandinaviska Enskilda Banken AB (EUR) (D)	3.750	05-19-16	140,000	188,848

Skandinaviska Enskilda Banken AB (EUR) (D)	3.875	04-12-17	100,000	134,577

Skandinaviska Enskilda Banken AB (9.250%
to 3-31-15, then 5 Year EUR Swap Rate +
6.400%) (EUR) (D)(Q)	9.250	03-31-15	40,000	55,587

Svenska Handelsbanken AB (EUR) (D)	4.375	10-20-21	150,000	207,105

Svenska Handelsbanken AB (EUR) (D)	4.875	03-25-14	70,000	97,465

Swedbank AB (EUR) (D)	3.375	02-09-17	100,000	131,367

Vattenfall AB (EUR) (D)	6.750	01-31-19	100,000	163,688

8 Global Absolute Return Strategies Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Switzerland 0.23%				$484,005

Credit Suisse AG (EUR) (D)	4.750	08-05-19	50,000	70,190

Credit Suisse AG (EUR) (D)	6.125	08-05-13	190,000	264,212

UBS AG (EUR) (D)	6.000	04-18-18	100,000	149,603

United Kingdom 2.89%				5,960,521

Abbey National Treasury Services PLC (EUR) (D)	3.375	10-20-15	140,000	179,488

Anglo American Capital PLC (EUR) (D)	4.250	09-30-13	120,000	162,901

Barclays Bank PLC (EUR) (D)	4.000	01-20-17	120,000	160,917

Barclays Bank PLC (EUR) (D)	5.250	05-27-14	100,000	139,115

Barclays Bank PLC (4.500% to 3-04-14, then
3 month EURIBOR + 3.200%) (EUR) (D)	4.500	03-04-19	80,000	94,285

BAT International Finance PLC (EUR) (D)	5.375	06-29-17	110,000	166,164

BG Energy Capital PLC (EUR) (D)	3.000	11-16-18	130,000	175,501

BP Capital Markets PLC (EUR) (D)	3.830	10-06-17	100,000	140,096

Brambles Finance PLC (EUR) (D)	4.625	04-20-18	100,000	143,293

British Telecommunications PLC (EUR) (D)	5.250	06-23-14	90,000	126,548

British Telecommunications PLC (EUR) (D)	6.500	07-07-15	80,000	119,137

Experian Finance PLC (EUR) (D)	4.750	02-04-20	110,000	156,719

FCE Bank PLC (EUR) (D)	7.250	07-15-13	150,000	205,527

Hammerson PLC (EUR) (D)	4.875	06-19-15	120,000	164,027

HSBC Bank PLC (EUR) (D)	3.875	10-24-18	200,000	271,768

HSBC Holdings PLC (3.625% to 6-29-15, then
3 month EURIBOR + 0.930%) (EUR) (D)	3.625	06-29-20	70,000	87,863

Imperial Tobacco Finance PLC (EUR) (D)	7.250	09-15-14	200,000	293,867

Ineos Group Holdings, Ltd. (S)	8.500	02-15-16	$75,000	67,500

Legal & General Group PLC (4.000% to 6-8-15
then 3 month EURIBOR +1.700%) (EUR) (D)	4.000	06-08-25	100,000	115,122

Lloyds TSB Bank PLC (EUR) (D)	3.750	09-07-15	250,000	324,010

Lloyds TSB Bank PLC (EUR) (D)	6.250	04-15-14	50,000	69,235

Lloyds TSB Bank PLC (EUR) (D)	6.500	03-24-20	150,000	167,222

Mondi Finance PLC (EUR) (D)	5.750	04-03-17	100,000	138,326

Motability Operations Group PLC (EUR) (D)	3.250	11-30-18	140,000	183,978

National Grid PLC (EUR) (D)	5.000	07-02-18	100,000	146,700

National Grid PLC (EUR) (D)	6.500	04-22-14	100,000	143,721

Nationwide Building Society (EUR) (D)	3.750	01-20-15	120,000	159,084

Nationwide Building Society (EUR) (D)	6.750	07-22-20	90,000	106,239

Rexam PLC (EUR) (D)	4.375	03-15-13	120,000	160,524

Royal Bank of Scotland Group PLC (EUR) (D)	5.250	05-15-13	160,000	214,522

Royal Bank of Scotland PLC (EUR) (D)	4.875	07-15-15	165,000	221,656

Royal Bank of Scotland PLC (EUR) (D)	6.000	05-10-13	150,000	197,872

SABMiller PLC (EUR) (D)	4.500	01-20-15	120,000	168,004

SSE PLC (5.030% to 10-1-15, then 5 Year EUR
Swap Rate + 3.150%) (EUR) (D)(Q)	5.025	10-01-15	130,000	164,719

United Utilities Water PLC (EUR) (D)	4.250	01-24-20	80,000	113,257

Virgin Media Finance PLC (GBP) (D)	8.875	10-15-19	100,000	176,096

WPP 2008, Ltd. (EUR) (D)	4.375	12-05-13	100,000	135,518

See notes to financial statements	Semiannual report | Global Absolute Return Strategies Fund 9

		Maturity
	Rate (%)	date	Par value	Value
United States 10.26%				$21,156,119

Accellent, Inc.	8.375	02-01-17	$70,000	70,875

Accuride Corp.	9.500	08-01-18	75,000	77,250

Aleris International, Inc.	7.625	02-15-18	200,000	202,500

Allison Transmission, Inc. (S)	7.125	05-15-19	125,000	125,781

Alta Mesa Holdings LP	9.625	10-15-18	75,000	70,500

AMC Entertainment, Inc.	8.750	06-01-19	125,000	131,875

Amgen, Inc. (EUR) (D)	4.375	12-05-18	120,000	170,026

Apria Healthcare Group, Inc.	11.250	11-01-14	175,000	182,656

ARAMARK Holdings Corp., PIK (S)	8.625	05-01-16	100,000	102,750

Atlas Pipeline Partners LP (S)	8.750	06-15-18	100,000	106,750

Atwood Oceanics, Inc.	6.500	02-01-20	73,000	75,555

Avaya, Inc. (S)	7.000	04-01-19	100,000	97,500

Bank of America Corp. (EUR) (D)	4.000	03-28-18	100,000	105,952

Bank of America Corp. (EUR) (D)	4.750	04-03-17	100,000	129,018

Bank of America Corp. (EUR) (D)	5.125	09-26-14	150,000	201,470

Beazer Homes USA, Inc.	8.125	06-15-16	225,000	194,625

Berry Plastics Corp.	8.250	11-15-15	75,000	80,438

Berry Plastics Corp.	9.750	01-15-21	75,000	78,375

BMW US Capital LLC (EUR) (D)	5.000	05-28-15	130,000	186,577

Boise Paper Holdings LLC	8.000	04-01-20	150,000	160,500

Boyd Gaming Corp.	9.125	12-01-18	125,000	125,313

Cablevision Systems Corp.	8.625	09-15-17	250,000	278,750

Caesars Entertainment Operating
Company, Inc.	10.000	12-15-18	100,000	77,250

Caesars Entertainment Operating
Company, Inc.	11.250	06-01-17	200,000	216,750

Calpine Corp. (S)	7.500	02-15-21	250,000	266,250

CCO Holdings LLC	7.875	04-30-18	250,000	271,250

CDW LLC	8.500	04-01-19	225,000	236,250

Cedar Fair LP	9.125	08-01-18	125,000	138,594

Chaparral Energy, Inc.	8.250	09-01-21	225,000	235,688

Chesapeake Oilfield Operating LLC (S)	6.625	11-15-19	125,000	125,625

Chrysler Group LLC (S)	8.250	06-15-21	200,000	191,000

Citigroup, Inc. (EUR) (D)	4.000	11-26-15	100,000	132,340

Citigroup, Inc. (EUR) (D)	5.000	08-02-19	120,000	159,455

Citigroup, Inc. (EUR) (D)	6.400	03-27-13	120,000	163,518

Citigroup, Inc. (4.750% to 2-10-14, then
3 month EURIBOR + 1.400%) (EUR) (D)	4.750	02-10-19	80,000	91,433

CityCenter Holdings LLC, PIK	10.750	01-15-17	132,187	141,110

Clear Channel Communications, Inc.	9.000	03-01-21	150,000	130,500

Cloud Peak Energy Resources LLC	8.500	12-15-19	150,000	163,875

Concho Resources, Inc.	6.500	01-15-22	150,000	161,250

Cricket Communications, Inc.	7.750	10-15-20	200,000	190,500

Crown Americas LLC	6.250	02-01-21	100,000	108,750

D.R. Horton, Inc.	6.500	04-15-16	105,000	112,613

Del Monte Corp.	7.625	02-15-19	100,000	98,375

Denbury Resources, Inc.	8.250	02-15-20	50,000	56,875

DineEquity, Inc.	9.500	10-30-18	200,000	218,000

DISH DBS Corp.	6.750	06-01-21	300,000	327,000

10 Global Absolute Return Strategies Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
United States (continued)

DJO Finance LLC	7.750	04-15-18	$50,000	$37,188

DJO Finance LLC	10.875	11-15-14	100,000	93,750

El Paso Corp.	7.000	06-15-17	150,000	166,163

Endo Pharmaceuticals Holdings, Inc.	7.000	12-15-20	150,000	163,500

Energy Future Intermediate Holding
Company LLC	10.000	12-01-20	150,000	161,625

Energy XXI Gulf Coast, Inc.	7.750	06-15-19	200,000	206,500

First Data Corp. (S)	8.250	01-15-21	175,000	161,875

First Data Corp., PIK (S)	8.750	01-15-22	70,000	63,700

Ford Motor Company	7.450	07-16-31	525,000	647,063

Freescale Semiconductor, Inc.	10.750	08-01-20	150,000	163,500

Fresenius Medical Care US Finance II, Inc. (S)	5.875	01-31-22	60,000	61,350

Frontier Communications Corp.	8.125	10-01-18	350,000	349,125

GE Capital Trust IV (4.625% to 9-15-16 then
3 month EURIBOR +1.600%) (EUR) (D)	4.625	09-15-66	100,000	112,494

GenOn Americas Generation LLC	8.500	10-01-21	125,000	115,000

Goodrich Petroleum Corp. (S)	8.875	03-15-19	125,000	122,500

GWR Operating Partnership LLP	10.875	04-01-17	100,000	109,750

Gymboree Corp.	9.125	12-01-18	75,000	66,750

HCA, Inc.	7.250	09-15-20	275,000	295,969

HCA, Inc.	7.500	11-15-95	100,000	76,750

HealthSouth Corp.	8.125	02-15-20	200,000	212,000

Hexion US Finance Corp.	8.875	02-01-18	150,000	149,625

Huntsman International LLC	5.500	06-30-16	150,000	148,500

IASIS Healthcare LLC	8.375	05-15-19	75,000	72,188

Interactive Data Corp.	10.250	08-01-18	125,000	138,438

J Crew Group, Inc.	8.125	03-01-19	125,000	121,250

Jarden Corp.	6.125	11-15-22	100,000	103,625

Jarden Corp.	7.500	05-01-17	100,000	107,250

JPMorgan Chase & Company (EUR) (D)	3.875	09-23-20	150,000	195,837

JPMorgan Chase & Company (EUR) (D)	6.125	04-01-14	150,000	212,032

Laredo Petroleum, Inc.	9.500	02-15-19	100,000	109,250

Laureate Education, Inc. (S)	12.750	08-15-17	100,000	106,750

Level 3 Financing, Inc. (S)	8.125	07-01-19	200,000	201,500

Level 3 Financing, Inc. (S)	8.625	07-15-20	20,000	20,500

Levi Strauss & Company	7.625	05-15-20	125,000	130,625

Limited Brands, Inc.	6.625	04-01-21	100,000	110,000

Linn Energy LLC	8.625	04-15-20	150,000	166,500

Longview Fibre Paper & Packaging, Inc. (S)	8.000	06-01-16	75,000	78,469

Marina District Finance Company, Inc.	9.500	10-15-15	125,000	119,063

Merrill Lynch & Company, Inc. (EUR) (D)	4.625	10-02-13	80,000	105,851

MetroPCS Wireless, Inc.	6.625	11-15-20	200,000	198,500

MGM Resorts International	6.625	07-15-15	350,000	350,000

MGM Resorts International (S)	8.625	02-01-19	60,000	62,400

Michael Foods, Inc.	9.750	07-15-18	200,000	216,500

Morgan Stanley (EUR) (D)	4.500	10-29-14	100,000	133,200

Morgan Stanley (EUR) (D)	4.500	02-23-16	120,000	153,872

Morgan Stanley (EUR) (D)	5.375	08-10-20	100,000	124,260

Newfield Exploration Company	5.750	01-30-22	50,000	53,125

See notes to financial statements	Semiannual report | Global Absolute Return Strategies Fund 11

		Maturity
	Rate (%)	date	Par value	Value
United States (continued)

Novelis, Inc.	8.750	12-15-20	$150,000	$167,625

NPC International, Inc. (S)	10.500	01-15-20	100,000	103,250

NRG Energy, Inc. (S)	7.875	05-15-21	50,000	47,500

NRG Energy, Inc.	8.250	09-01-20	400,000	394,000

Peninsula Gaming LLC	10.750	08-15-17	100,000	107,750

Pinnacle Entertainment, Inc.	8.750	05-15-20	145,000	147,538

Pioneer Natural Resources Company	7.500	01-15-20	125,000	150,346

Plains Exploration & Production Company	7.625	04-01-20	125,000	137,500

Production Resource Group, Inc. (S)	8.875	05-01-19	125,000	112,500

Quicksilver Resources, Inc.	9.125	08-15-19	50,000	48,750

RBS Global, Inc.	11.750	08-01-16	125,000	132,188

Regal Entertainment Group	9.125	08-15-18	100,000	109,500

Regions Bank	7.500	05-15-18	250,000	260,625

Reynolds Group Issuer, Inc. (S)	7.875	08-15-19	100,000	107,750

Reynolds Group Issuer, Inc. (EUR) (D)	8.750	10-15-16	100,000	137,345

Reynolds Group Issuer, Inc. (S)	9.250	05-15-18	150,000	149,625

Rite Aid Corp.	7.500	03-01-17	350,000	357,000

SandRidge Energy, Inc.	8.750	01-15-20	200,000	212,000

Service Corp. International	7.000	05-15-19	100,000	108,000

Solutia, Inc.	8.750	11-01-17	100,000	113,250

Sprint Nextel Corp. (S)	9.000	11-15-18	350,000	377,125

Summit Materials LLC (S)	10.500	01-31-20	50,000	50,250

SunGard Data Systems, Inc.	7.625	11-15-20	200,000	212,500

Tenet Healthcare Corp.	10.000	05-01-18	150,000	172,875

Texas Competitive Electric Holdings
Company LLC (S)	11.500	10-01-20	100,000	75,500

The Hertz Corp.	6.750	04-15-19	100,000	103,250

Triumph Group, Inc.	8.000	11-15-17	45,000	48,825

Triumph Group, Inc.	8.625	07-15-18	40,000	44,600

U.S. Airways 2010-1 Class A Pass
Through Trust	6.250	04-22-23	120,965	115,522

UAL 2007-1 Pass Through Trust	6.636	07-02-22	148,055	151,757

United Rentals North America, Inc.	8.375	09-15-20	370,000	376,475

United Surgical Partners International, Inc.	8.875	05-01-17	75,000	78,563

Univision Communications, Inc. (S)	7.875	11-01-20	200,000	208,000

Valeant Pharmaceuticals International (S)	6.750	08-15-21	125,000	125,625

Vector Group Ltd.	11.000	08-15-15	100,000	103,875

Verso Paper Holdings LLC	11.500	07-01-14	100,000	103,000

Visant Corp.	10.000	10-01-17	75,000	68,063

Wachovia Corp. (EUR) (D)	4.375	11-27-18	150,000	188,730

Wal-Mart Stores, Inc. (EUR) (D)	4.875	09-21-29	100,000	153,742

Wells Fargo & Company (EUR) (D)	4.125	11-03-16	50,000	69,852

Wells Fargo Bank NA (EUR) (D)	6.000	05-23-13	150,000	206,509

West Corp.	7.875	01-15-19	175,000	183,313

Westvaco Corp.	8.200	01-15-30	100,000	113,170

Windstream Corp.	7.750	10-01-21	350,000	378,000

Zurich Finance USA, Inc. (EUR) (D)	4.500	09-17-14	50,000	69,320

Zurich Finance USA, Inc. (5.750% to 10-2-13,
then 3 month EURIBOR + 2.670%) (EUR) (D)	5.750	10-02-23	175,000	228,687

12 Global Absolute Return Strategies Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Foreign Government Obligations 6.29%				$12,980,973

(Cost $11,773,554)

Australia 0.30%				627,546

Commonwealth of Australia
Bond (AUD) (D)	3.000	09-20-25	449,000	627,546

Germany 0.77%				1,583,269

Federal Republic of Germany
Bond (EUR) (D)	1.750	10-09-15	500,000	684,437
Bond (EUR) (D)	3.250	01-04-20	200,000	296,658
Bond (EUR) (D)	3.500	07-04-19	400,000	602,174

Mexico 5.13%				10,577,404

Government of Mexico
Bond (MXN) (D)	6.500	06-10-21	33,000,000	2,635,833
Bond (MXN) (D)	7.500	06-03-27	32,000,000	2,663,328
Bond (MXN) (D)	8.500	05-31-29	29,000,000	2,611,141
Bond (MXN) (D)	10.000	12-05-24	26,000,000	2,667,102

United Kingdom 0.09%				192,754

Government of United Kingdom
Bond (GBP) (D)	1.875	11-22-22	96,248	192,754

			Shares	Value
Common Stocks 22.71%				$46,851,689

(Cost $42,240,295)

Australia 0.61%				1,263,317

Brambles, Ltd.			81,564	629,628

Santos, Ltd.			44,454	633,689

Belgium 0.16%				320,695

Umicore SA			6,890	320,695

Bermuda 0.25%				512,379

Arch Capital Group, Ltd. (I)			14,213	512,379

Canada 0.46%				950,771

Cenovus Energy, Inc.			17,917	653,818

Trican Well Service, Ltd.			17,851	296,953

China 0.31%				650,347

51job, Inc., ADR (I)			5,024	225,477

China Zhengtong Auto Services Holdings, Ltd. (I)			268,000	280,551

Kingdee International Software Group Company, Ltd.			482,000	144,319

Denmark 0.29%				603,896

Novo Nordisk A/S			5,101	603,896

France 0.84%				1,724,157

Air Liquide SA			3,428	432,164

Ingenico SA			10,901	457,784

Sanofi			7,900	585,572

Societe Generale SA			9,236	248,637

See notes to financial statements	Semiannual report | Global Absolute Return Strategies Fund 13

	Shares	Value
Germany 0.88%		$1,823,201

Bayerische Motoren Werke (BMW) AG	7,459	638,788

Kabel Deutschland Holding AG (I)	5,364	280,141

Linde AG	3,766	598,439

Symrise AG	10,735	305,833

Indonesia 0.10%		205,616

Lippo Karawaci Tbk PT	2,763,000	205,616

Ireland 0.11%		228,159

Shire PLC	6,878	228,159

Italy 0.20%		404,419

Prysmian SpA	26,895	404,419

Japan 0.83%		1,718,418

Mitsui Fudosan Company, Ltd.	14,000	231,337

Seven & I Holdings Company, Ltd.	15,400	434,373

Sumitomo Mitsui Financial Group	12,700	405,650

Yamada Denki Company, Ltd.	4,350	277,155

Yamato Transport Company, Ltd.	22,300	369,903

Malaysia 0.15%		317,444

UEM Land Holdings BHD (I)	417,600	317,444

Netherlands 0.12%		237,807

Koninklijke Boskalis Westinster NV	6,122	237,807

Norway 0.19%		398,513

DNB ASA	37,698	398,513

Papua New Guinea 0.15%		307,619

Oil Search, Ltd.	43,969	307,619

Portugal 0.27%		552,387

Galp Energia SGPS SA	34,169	552,387

Russia 3.12%		6,444,649

Gazprom OAO, ADR	167,000	2,012,350

Lukoil OAO, ADR	26,000	1,516,840

MMC Norilsk Nickel OJSC, ADR	37,000	710,770

Rosneft Oil Company, GDR	114,000	841,437

Sberbank of Russia, ADR (I)	62,000	744,000

Uralkali, GDR	9,000	319,860

VTB Bank OJSC, GDR	64,000	299,392

Singapore 0.18%		365,103

DBS Group Holdings, Ltd.	34,000	365,103

South Korea 0.39%		803,351

Hyundai Mobis	1,050	258,679

Samsung Electronics Company, Ltd.	206	203,848

Samsung Heavy Industries Company, Ltd.	10,760	340,824

Spain 0.17%		360,870

Grifols SA (I)	18,440	337,370

Grifols SA, B Shares (I)	1,844	23,500

14 Global Absolute Return Strategies Fund | Semiannual report	See notes to financial statements

	Shares	Value
Sweden 0.57%		$1,169,958

Lundin Petroleum AB (I)	7,575	170,800

Swedbank AB, Class A	41,751	600,995

Swedish Match AB	11,428	398,163

Switzerland 0.68%		1,409,083

ACE, Ltd.	3,426	238,450

Lonza Group AG (I)	6,920	374,276

Swiss Re, Ltd. (I)	8,939	486,084

Xstrata PLC	18,287	310,273

United Kingdom 2.27%		4,675,113

Aveva Group PLC	8,355	208,338

BG Group PLC	31,506	708,445

Carillion PLC	37,040	180,507

Cookson Group PLC	42,539	388,379

Croda International PLC	18,392	562,243

Lloyds Banking Group PLC (I)	558,758	270,774

Michael Page International PLC	36,930	226,816

Mitie Group PLC	46,302	186,010

Pearson PLC	23,279	431,091

Rolls-Royce Holdings PLC	22,816	264,729

Telecity Group PLC (I)	40,963	418,286

The Weir Group PLC	10,027	309,439

Tullow Oil PLC	23,719	520,056

United States 9.41%		19,404,417

Acuity Brands, Inc.	9,268	539,676

Altera Corp.	8,734	347,526

Anadarko Petroleum Corp.	4,749	383,339

Apple, Inc. (I)	2,843	1,297,773

Baxter International, Inc.	8,057	447,002

BorgWarner, Inc. (I)	7,892	588,980

Bunge, Ltd.	3,485	199,586

Calpine Corp. (I)	26,795	391,207

Celgene Corp. (I)	6,635	482,365

Citigroup, Inc.	15,628	480,092

Dendreon Corp. (I)	5,870	79,715

Dr. Pepper Snapple Group, Inc.	10,189	395,537

EMC Corp. (I)	19,789	509,765

Equinix, Inc. (I)	2,778	333,249

Ford Motor Company	22,648	281,288

Google, Inc., Class A (I)	448	259,889

Home Depot, Inc.	5,011	222,438

J.B. Hunt Transport Services, Inc.	9,005	459,885

JPMorgan Chase & Company	22,315	832,350

Lowe’s Companies, Inc.	13,455	360,998

MasterCard, Inc., Class A	1,578	561,089

Mead Johnson Nutrition Company	5,747	425,795

Monsanto Company	8,131	667,149

News Corp., Class B	24,913	485,056

See notes to financial statements	Semiannual report | Global Absolute Return Strategies Fund 15

	Shares	Value
United States (continued)

Occidental Petroleum Corp.	6,150	$613,586

ON Semiconductor Corp. (I)	63,488	552,346

Penn National Gaming, Inc. (I)	10,962	448,784

PepsiCo, Inc.	3,069	201,541

Pfizer, Inc.	24,020	514,028

Polycom, Inc. (I)	17,686	352,836

priceline.com, Inc. (I)	903	478,120

QUALCOMM, Inc.	12,382	728,309

Starbucks Corp.	7,582	363,405

The Boeing Company	8,095	600,487

The Estee Lauder Companies, Inc., Class A	8,428	488,234

The Goldman Sachs Group, Inc.	6,233	694,793

Time Warner Cable, Inc.	5,070	373,760

United Parcel Service, Inc., Class B	3,876	293,219

Urban Outfitters, Inc. (I)	12,400	328,600

Virgin Media, Inc.	24,074	573,924

Visa, Inc., Class A	4,477	450,565

Walter Energy, Inc.	4,573	316,131

	Shares	Value
Preferred Securities 0.26%		$533,357

(Cost $494,294)

Germany 0.26%		533,357

Henkel AG & Company KGaA	8,640	533,357

		Maturity
	Rate (%)	date	Par value	Value
U.S. Government & Agency Obligations 17.77%				$36,651,598

(Cost $36,151,862)

United States 17.77%				36,651,598

Treasury Inflation Protected Securities
Inflation Indexed Note	0.500	04-15-15	$2,438,667	2,589,179
Inflation Indexed Note	0.625	04-15-13	3,632,768	3,719,613
Inflation Indexed Note	1.125	01-15-21	615,355	704,197
Inflation Indexed Note	1.250	07-15-20	2,548,818	2,954,638
Inflation Indexed Note	1.375	07-15-18	5,327,533	6,159,960
Inflation Indexed Note	1.625	01-15-15	851,886	930,285
Inflation Indexed Note	1.750	01-15-28	2,127,403	2,635,486
Inflation Indexed Note	2.000	01-15-26	571,070	721,556
Inflation Indexed Note	2.125	02-15-40	1,876,751	2,615,283
Inflation Indexed Note	2.125	02-15-41	654,973	918,599
Inflation Indexed Note	2.375	01-15-17	1,897,031	2,241,460
Inflation Indexed Note	2.375	01-15-25	1,835,121	2,397,988
Inflation Indexed Note	3.000	07-15-12	2,665,016	2,726,436
Inflation Indexed Note	3.875	04-15-29	3,333,132	5,336,918

16 Global Absolute Return Strategies Fund | Semiannual report	See notes to financial statements

	Number of
	contracts/
	notional	Value
Purchased Options 2.84%		$5,859,362

(Cost $4,652,808)
Over the Counter Call on 3 Year Interest Rate Swap
(Expiration Date: 1-19-15; Strike Price: EUR 2.60;
Counterparty: Morgan Stanley & Company) (I)	2,800,000	103,176

Over the Counter Call on 3 Year Interest Rate Swap
(Expiration Date: 12-19-14; Strike Price: EUR 2.60;
Counterparty: Morgan Stanley & Company) (I)	33,100,000	1,235,217

Over the Counter Call on CBOE SPX Volatility Index
(Expiration Date: 4-18-12; Strike Price: $28.00;
Counterparty: Royal Bank of Scotland, PLC) (I)	615	144,525

Over the Counter Call on KOSPI 200 Index (Expiration Date:
12-13-12; Strike Price: $235.87; Counterparty: UBS AG) (I)	93,000,000	3,124,056

Over the Counter Call on S&P 500 Index (Expiration Date:
6-15-12; Strike Price: $1,350; Counterparty: Royal Bank of
Scotland, PLC) (I)	56	203,280

Over the Counter Call on the USD vs. JPY (Expiration Date:
12-18-14; Strike Price: $83; Counterparty: Goldman Sachs
Capital Markets LP) (I)	18,750,000	908,888

Over the Counter Put on CBOE SPX Volatility Index
(Expiration Date: 3-21-12; Strike Price: $22.00;
Counterparty: Royal Bank of Scotland, PLC) (I)	615	140,220

	Yield*	Par value	Value
Short-Term Investments 20.88%			$43,056,870

(Cost $43,056,870)

Time Deposits 17.94%			37,001,870

Bank of Montreal	0.0500%	$6,000,304	6,000,304

Bank of Nova Scotia	0.0300%	6,000,062	6,000,062

Danske Bank	0.0500%	6,000,379	6,000,379

ING Bank	0.0500%	6,500,415	6,500,415

Lloyds TSB Bank PLC	0.0600%	6,500,424	6,500,424

Rabobank	0.0500%	6,000,286	6,000,286

Repurchase Agreement 2.94%			6,055,000

Repurchase Agreement with State Street Corp., dated
1-31-12 at 0.010% to be repurchased at $6,055,002 on
2-1-12, collateralized by $6,085,000 Federal Home Loan
Bank, 1.625% due 11-21-12 (valued at $6,176,275,
including interest)		6,055,000	6,055,000

Total investments (Cost $190,615,894)† 96.96%			$199,987,655

Other assets and liabilities, net 3.04%			$6,268,474

Total net assets 100.00%			$206,256,129

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund. All par values are denominated in U.S. Dollars unless otherwise indicated.

See notes to financial statements	Semiannual report | Global Absolute Return Strategies Fund 17

Notes to Portfolio of Investments

ADR	American Depositary Receipts
EURIBOR	Euro Interbank Offered Rate
GDR	Global Depositary Receipt
PIK	Payment-in-kind

(D) Par value of foreign bonds is expressed in local currency as shown parenthetically in security description.

(I) Non-income producing security.

(Q) Perpetual bonds have no stated maturity date. Date shown is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

* Yield represents the annualized yield at the date of purchase.

† At 1-31-12, the aggregate cost of investment securities for federal income tax purposes was $190,737,564. Net unrealized appreciation aggregated $9,250,091, of which $9,565,804 related to appreciated investment securities and $315,713 related to depreciated investment securities.

Currency abbreviations used in Portfolio of Investments and Notes to financial statements

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

The Fund had the following sector composition as a percentage of net assets on 1-31-12:

U.S. Government	17.8%
Financials	11.5%
Consumer Discretionary	7.7%
Energy	6.4%
Foreign Government Obligations	6.3%
Industrials	4.6%
Materials	4.3%
Information Technology	3.9%
Consumer Staples	3.1%
Purchased Options	2.8%
Utilities	2.6%
Health Care	2.6%
Telecommunication Services	2.5%
Short-Term Investments & Other	23.9%

18 Global Absolute Return Strategies Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 1-31-12 (unaudited)

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $190,615,894)	$199,987,655
Cash	593
Foreign currency, at value (Cost $6,076)	6,053
Cash held at broker for futures contracts	8,517,299
Receivable for investments sold	286,284
Receivable for fund shares sold	2,800,743
Receivable for forward foreign currency exchange contracts (Note 3)	147,938
Dividends and interest receivable	1,452,625
Swap contracts, at value (includes unamortized upfront payments received
of $85,496) (Note 3)	5,009,920
Receivable for futures variation margin	151,747
Receivable due from adviser	99
Other receivables and prepaid expenses	53,410

Total assets	218,414,366

Liabilities

Payable for investments purchased	1,558,457
Payable for forward foreign currency exchange contracts (Note 3)	1,180,961
Written options, at value (premiums received $5,956,206) (Note 3)	6,802,914
Swap contracts, at value (includes unamortized upfront payments received
of $20,580) (Note 3)	2,524,997
Payable to affiliates
Accounting and legal services fees	1,987
Transfer agent fees	161
Trustees’ fees	62
Other liabilities and accrued expenses	88,698

Total liabilities	12,158,237

Net assets

Paid-in capital	$197,461,453
Undistributed net investment income	15,459
Accumulated net realized loss on investments, futures contracts, foreign
currency transactions and swap agreements	(76,085)
Net unrealized appreciation (depreciation) on investments, futures contracts, written options, translation of assets and liabilities in foreign
currencies and swap agreements	8,855,302

Net assets	$206,256,129

See notes to financial statements	Semiannual report | Global Absolute Return Strategies Fund 19

F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($435,195 ÷ 41,635 shares)	$10.45
Class I ($4,319,831 ÷ 413,204 shares)	$10.45
Class NAV ($201,501,103 ÷ 19,276,096 shares)	$10.45

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[1]	$11.00

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

20 Global Absolute Return Strategies Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the period ended 1-31-12 (unaudited)1

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$339,421
Dividends	16,372
Less foreign taxes withheld	(4,375)

Total investment income	351,418

Expenses

Investment management fees (Note 5)	301,054
Distribution and service fees (Note 5)	42
Accounting and legal services fees (Note 5)	3,011
Transfer agent fees (Note 5)	175
Trustees’ fees (Note 5)	65
State registration fees (Note 5)	3,558
Professional fees	11,321
Custodian fees	9,959
Registration and filing fees	8,576
Other	2,776

Total expenses	340,537
Less expense reductions (Note 5)	(4,578)

Net expenses	335,959

Net investment income	15,459

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	61,797
Futures contracts (Note 3)	(103,855)
Swap contracts (Note 3)	30,536
Foreign currency transactions	(64,563)
(76,085)
Change in net unrealized appreciation (depreciation) of
Investments	9,371,761
Futures contracts (Note 3)	(1,237,888)
Written options (Note )	(846,708)
Swap contracts (Note 3)	2,590,999
Translation of assets and liabilities in foreign currencies	(1,022,862)
8,855,302
Net realized and unrealized gain	8,779,217

Increase in net assets from operations	$8,794,676

1 Period from 12-19-11 (commencement of operations) to 1-31-12.

See notes to financial statements	Semiannual report | Global Absolute Return Strategies Fund 21

F I N A N C I A L   S T A T E M E N T S

Statement of changes in net assets

This Statement of changes in net assets shows how the value of the Fund’s net assets has changed since inception. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

Period
ended
1-31-12
(Unaudited)[1]
Increase (decrease) in net assets

From operations
Net investment income	$15,459
Net realized loss	(76,085)
Change in net unrealized appreciation (depreciation)	8,855,302

Increase in net assets resulting from operations	8,794,676

From Fund share transactions (Note 6)	197,461,453

Total increase	206,526,129

Net assets

Beginning of period	—

End of period	$206,526,129

Undistributed net investment income	$15,459

1 Period from 12-19-11 (commencement of operations) to 1-31-12.

22 Global Absolute Return Strategies Fund | Semiannual report	See notes to financial statements

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed since the beginning of the period.

CLASS A SHARES Period ended	1-31-12[1]

Per share operating performance

Net asset value, beginning of period	$10.00
Net investment loss[2]	—[3]
Net realized and unrealized gain on investments	0.45
Total from investment operations	0.45
Net asset value, end of period	$10.45
Total return (%)[4]	4.50[5,6]

Ratios and supplemental data

Net assets, end of period (in millions)	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	14.90[8]
Expenses net of fee waivers	1.95[8]
Net investment loss	(0.13)[8]
Portfolio turnover (%)	2

1 Period from 12-19-11 (commencement of operations) to 1-31-12. Unaudited.
2 Based on the average daily shares outstanding.
3 Less than ($0.005) per share.
4 Does not reflect the effect of sales charges, of any.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Less than $500,000.
8 Annualized.

CLASS I SHARES Period ended	1-31-12[1]

Per share operating performance

Net asset value, beginning of period	$10.00
Net investment income[2]	0.04
Net realized and unrealized gain on investments	0.41
Total from investment operations	0.45
Net asset value, end of period	$10.45
Total return (%)	4.50[3,4]

Ratios and supplemental data

Net assets, end of period (in millions)	$4
Ratios (as a percentage of average net assets):
Expenses before reductions	3.11[5]
Expenses net of fee waivers	1.59[5]
Net investment income	0.32[5]
Portfolio turnover (%)	2

1 Period from 12-19-11 (commencement of operations) to 1-31-12. Unaudited.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the periods shown.
4 Not annualized.
5 Annualized.

See notes to financial statements	Semiannual report | Global Absolute Return Strategies Fund 23

CLASS NAV SHARES Period ended	1-31-12[1]

Per share operating performance

Net asset value, beginning of period	$10.00
Net investment income[2]	—[3]
Net realized and unrealized gain on investments	0.45
Total from investment operations	0.45
Net asset value, end of period	$10.45
Total return (%)	4.50[4,5]

Ratios and supplemental data

Net assets, end of period (in millions)	$202
Ratios (as a percentage of average net assets):
Expenses before reductions	1.45[6]
Expenses net of fee waivers	1.45[6]
Net investment income	0.07[6]
Portfolio turnover (%)	2

1 Period from 12-19-11 (commencement of operations) to 1-31-12. Unaudited.
2 Based on the average daily shares outstanding.
3 Less than $0.005 per share.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Annualized.

24 Global Absolute Return Strategies Fund | Semiannual report	See notes to financial statements

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Global Absolute Return Strategies Fund (the Fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long term total return.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A shares are open to all investors. Class I shares are offered to institutions and certain investors. Class NAV shares are sold to John Hancock affiliated funds of funds. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, printing and postage and state registration fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Semiannual report | Global Absolute Return Strategies Fund 25

The following is a summary of the values by input classification of the Fund’s investments as of January 31, 2012, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
INVESTMENTS IN SECURITIES	VALUE AT 1-31-12	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Corporate Bonds	$54,053,806	—	$54,053,806	—
Foreign Government
Obligations	12,980,973	—	12,980,973	—
Common Stocks	46,851,689	$26,614,846	20,236,843	—
Preferred Securities	533,357	—	533,357	—
U.S. Government &
Agency Obligations	36,651,598	—	36,651,598	—
Purchased Options	5,859,362	488,025	5,371,337	—
Short-Term Investments	43,056,870	—	43,056,870	—

Total Investments
in Securities	$199,987,655	$27,102,871	$172,884,784	—
Other Financial Instruments
Futures	($1,237,888)	($1,106,869)	($131,019)	—
Forward Foreign
Currency Contracts	($1,033,023)	—	($1,033,023)	—
Written Options	($6,802,914)	($3,623,540)	($3,179,374)	—
Interest Rate Swaps	($1,882)	—	($1,882)	—
Credit Default Swaps	$2,208,007	—	$2,208,007	—
Variance Swaps	$278,798	—	$278,798	—

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the period ended January 31, 2012, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

26 Global Absolute Return Strategies Fund | Semiannual report

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income is recorded when the Fund becomes aware of the dividends. Foreign taxes are provided for based on the Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Inflation indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted to a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income recorded. Excess amounts are recorded as an adjustment to cost.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs) and accounting standards. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The Fund may be subject to capital gains and repatriation taxes as imposed by certain countries in which it invests. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation.

Overdrafts. Pursuant to the custodian agreement, the Fund’s custodian may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the overdraft. The custodian may have a lien, security interest or security entitlement in any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

Semiannual report | Global Absolute Return Strategies Fund 27

Expenses. Expenses that are directly attributable to an individual fund are allocated to the Fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions on a tax basis are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period.

New accounting pronouncements. In May 2011, Accounting Standards Update 2011-04 (ASU 2011-04), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, was issued and is effective during interim and annual periods beginning after December 15, 2011. ASU 2011-04 amends Financial Accounting Standards Board (FASB) Topic 820, Fair Value Measurement. The amendments are the result of the work by the FASB and the International Accounting Standards Board to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The update may require additional disclosures related to transfers between Levels 1, 2 and 3. Also, the update requires additional disclosures related to quantitative and qualitative information regarding unobservable inputs and valuation techniques utilized in the valuation process. Management is currently evaluating the application of ASU 2011-04 and its impact, if any, on the Fund’s financial statement disclosure.

In December 2011, the FASB issued Accounting Standards Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. Management is currently evaluating the impact, if any, on the Fund’s financial statement disclosure.

Note 3 — Derivative instruments

The Fund may invest in derivatives in order to meet its investment objective. The use of derivatives may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, the Fund is exposed to the risk that the counterparty to an

28 Global Absolute Return Strategies Fund | Semiannual report

over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that the Fund will succeed in enforcing them.

Futures. A futures contract is a contractual agreement to buy or sell a particular commodity, currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the Fund. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

During the period ended January 31, 2012, the Fund used futures contracts to manage against anticipated changes in securities markets, gain exposure to certain securities markets and/or substitute for securities purchase or to be purchased and maintain diversity and liquidity of the portfolio. The following table summarizes the contracts held at January 31, 2012. During the period ended January 31, 2012, the Fund held futures contracts with USD absolute notional values ranging up to $101.3 million as measured at each quarter end.

					UNREALIZED
OPEN	NUMBER OF		EXPIRATION		APPRECIATION
CONTRACTS	CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)

E-Mini NASDAQ 100	210	Long	Mar 2012	$10,349,850	$942,890
Index Futures
E-Mini S&P 500	307	Long	Mar 2012	20,080,870	1,431,398
Futures
Ultra Long U.S.	164	Long	Mar 2012	26,234,875	(195,152)
Treasury Bond Futures
ASX SPI 200	9	Short	Mar 2012	(1,009,470)	(33,012)
Index Futures
Dow Jones Euro	120	Short	Mar 2012	(3,798,576)	(315,705)
STOXX 50 Index
Futures
FTSE 100 Index	44	Short	Mar 2012	(3,913,627)	(208,836)
Futures
Hang Seng Index	3	Short	Feb 2012	(393,737)	(13,251)
Futures
OMXS 30 Index	60	Short	Feb 2012	(910,915)	(3,254)
Futures
Russell 2000 Mini	391	Short	Mar 2012	(30,935,920)	(2,673,662)
Index Futures
Swiss Market Index	18	Short	Mar 2012	(1,150,983)	(38,285)
Futures
TOPIX Index Futures	25	Short	Mar 2012	(2,481,304)	(131,019)
					($1,237,888)

Semiannual report | Global Absolute Return Strategies Fund 29

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing the Fund’s total return and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended January 31, 2012, the Fund used forward foreign currency contracts to manage against anticipated currency exchange rates and gain exposure to foreign currency. The following table summarizes the contracts held at January 31, 2012. During the period ended January 31, 2012, the Fund held forward foreign currency contracts with USD absolute values ranging up to $114.8 million as measured at each quarter end.

	PRINCIPAL	PRINCIPAL
	AMOUNT	AMOUNT			UNREALIZED
	COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Buys
AUD	13,295	$14,060	Barclays Bank PLC	3-7-12	$2
EUR	99,550	130,888	Barclays Bank PLC	2-2-12	(672)
EUR	142,288	186,796	Barclays Bank PLC	2-3-12	(676)
EUR	139,927	184,635	Barclays Bank PLC	2-8-12	(1,602)
EUR	99,413	131,177	Barclays Bank PLC	2-13-12	(1,138)
EUR	338,580	444,317	Barclays Bank PLC	3-7-12	(1,414)
EUR	32,131	41,796	Royal Bank of Scotland PLC	3-7-12	237
EUR	59,592	76,006	Royal Bank of Scotland PLC	3-9-12	1,947
GBP	3,128	4,866	Royal Bank of Scotland PLC	3-7-12	62
NOK	56,000,000	9,403,783	Royal Bank of Scotland PLC	2-29-12	131,309
		$10,618,324			$128,055

Sells
AUD	599,239	$607,063	Barclays Bank PLC	3-7-12	($26,694)
AUD	1,400,000	1,376,873	Royal Bank of Scotland PLC	3-9-12	(103,447)
CAD	1,950,000	1,878,881	Royal Bank of Scotland PLC	3-9-12	(64,260)
CAD	9,733,894	9,375,000	Royal Bank of Scotland PLC	3-22-12	(321,828)
CHF	1,270,000	1,358,190	Royal Bank of Scotland PLC	3-9-12	(22,281)
DKK	940,000	164,877	Royal Bank of Scotland PLC	3-9-12	(570)
EUR	7,200,000	9,414,252	Barclays Bank PLC	2-28-12	(4,028)
EUR	800,000	1,037,091	Royal Bank of Scotland PLC	2-28-12	(9,384)
EUR	7,228,000	9,403,783	Royal Bank of Scotland PLC	2-29-12	(51,136)
EUR	2,585,021	3,392,444	Barclays Bank PLC	3-7-12	10,920
EUR	24,731,745	32,355,606	Royal Bank of Scotland PLC	3-7-12	3,461
EUR	3,799,779	4,942,710	Royal Bank of Scotland PLC	3-9-12	(27,899)
EUR	1,272,814	1,650,000	Barclays Bank PLC	4-20-12	(15,299)
EUR	14,400,988	18,462,556	Barclays Bank PLC	4-25-12	(379,595)
GBP	230,987	363,830	Barclays Bank PLC	3-7-12	(59)
GBP	1,259	1,947	Royal Bank of Scotland PLC	3-7-12	(36)
GBP	1,243	1,928	Barclays Bank PLC	3-9-12	(30)

30 Global Absolute Return Strategies Fund | Semiannual report

	PRINCIPAL	PRINCIPAL
	AMOUNT	AMOUNT			UNREALIZED
	COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Sells
GBP	2,350,000	$3,645,901	Royal Bank of Scotland PLC	3-9-12	($56,139)
HKD	3,400,000	436,929	Royal Bank of Scotland PLC	3-9-12	(1,496)
JPY	267,000,000	3,432,569	Royal Bank of Scotland PLC	3-9-12	(71,960)
NOK	850,000	142,814	Royal Bank of Scotland PLC	3-9-12	(1,865)
SEK	3,300,000	477,309	Royal Bank of Scotland PLC	3-9-12	(7,008)
SGD	345,000	263,834	Royal Bank of Scotland PLC	3-9-12	(10,445)
		$104,186,387			($1,161,078)

Options. There are two types of options, a put option and a call option. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the Fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the Fund’s exposure to such changes. Risks related to the use of options include the loss of the premium, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities.

Options are traded either over-the-counter or on an exchange. Options listed on an exchange are valued at their closing price. If no closing price is available, then they are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. For options not listed on an exchange, an independent pricing source is used to value the options at the mean between the last bid and ask prices. When the Fund purchases an option, the premium paid by the Fund is included in the portfolio of investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, the Fund realizes a loss equal to the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When the Fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased.

During the period ended January 31, 2012, the Fund used purchased options to manage against anticipated currency exchange rates, changes in securities markets and changes in volatility; gain exposure to foreign currency, certain markets and/or substitute for securities purchase or to be purchased. During the period ended January 31, 2012, the Fund held purchased options with market values ranging up to $5.9 million as measured at each quarter end.

During the period ended January 31, 2012, the Fund wrote option contracts to manage against anticipated currency exchange rates, changes in securities markets and anticipated interest rate changes; gain exposure to foreign currency and certain markets and/or substitute for securities purchase or to be purchased. The following tables summarize the Fund’s written options activities during the period ended January 31, 2012 and the contracts held at January 31, 2012.

Semiannual report | Global Absolute Return Strategies Fund 31

	NUMBER OF	NOTIONAL
	CONTRACTS	(CURRENCY &	PREMIUMS
	(EQUITY)	INTEREST RATE)	RECEIVED

Outstanding, beginning of period	—	—	—
Options written	515	64,050,000	$5,956,206
Options closed	—	—	—
Options exercised	—	—	—
Options expired	—	—	—
Outstanding, end of period	515	64,050,000	$5,956,206

Options on exchange-traded futures contracts

		EXPIRATION	NUMBER OF
NAME OF ISSUER	EXERCISE PRICE	DATE	CONTRACTS	PREMIUM	VALUE

Calls
DAX Index	$5,750	Dec 2012	515	$2,109,150	($3,623,540)

Foreign currency options

		EXERCISE	EXPIRATION	NOTIONAL
DESCRIPTION	COUNTERPARTY	PRICE	DATE	AMOUNT	PREMIUM	VALUE

Puts
USD	Goldman	$68.00	Dec 2014	USD $18,750,000	$1,066,375	($897,881)
versus	Sachs
JPY

Interest rate swaptions

		FLOATING	PAY/RECEIvE
		RATE	FLOATING	EXERCISE	EXPIRATION	CUR-	NOTIONAL
DESCRIPTION	COUNTERPARTY	INDEX	RATE	RATE	DATE	RENCY	AMOUNT	PREMIUM	VALUE

Calls
10-Year Interest	Morgan Stanley	EUR	Receive	2.70%	Dec 2014	EUR	17,300,000	$968,127	($968,937)
Rate Swap		EURIBOR
		TELERATE
10-Year Interest	Royal Bank of	EUR	Receive	2.80%	Jan 2015	EUR	1,500,000	90,054	(91,407)
Rate Swap	Scotland PLC	EURIBOR
		TELERATE
30-Year Interest	Royal Bank of	USD LIBOR	Receive	2.40%	Dec 2012	USD	26,500,000	1,722,500	(1,221,149)
Rate Swap	Scotland PLC	BBA

							45,300,000	$2,780,681	($2,281,493)

Swaps. The Fund may enter into interest rate, credit default and other forms of swap agreements. Swap agreements are agreements between a fund and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the over-the-counter market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily based upon values from third party vendors, which may include a registered commodities exchange, or broker quotations and the change in value is recorded as a component of unrealized appreciation/ depreciation of swap contracts. The value of the swap will typically implicate collateral posting obligations by the party that is considered out-of-the-money on the swap.

Upfront payments made/received by the Fund are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of assets and liabilities. A termination payment by the counterparty or the Fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the Fund.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may amount to values that are in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid

32 Global Absolute Return Strategies Fund | Semiannual report

market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. Market risks may also accompany the swap, including interest rate risk. The Fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest rate swaps. Interest rate swaps represent an agreement between a fund and counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.

During the period ended January 31, 2012, the Fund used interest rate swaps to manage against anticipated interest rate changes and maintain diversity and liquidity of the portfolio. The following table summarizes the interest rate swap contracts held as of January 31, 2012. During the period ended January 31, 2012, the Fund held interest rate swaps with total USD notional amounts ranging up to $136.7 million as measured at each quarter end.

							UNAMORTIZED
				PAYMENTS	PAYMENTS		UPFRONT	UNREALIZED
	NOTIONAL		USD NOTIONAL	MADE BY	RECEIVED	MATURITY	PAYMENT PAID	APPRECIATION	MARKET
COUNTERPARTY	AMOUNT	CURRENCY	AMOUNT	FUND	BY FUND	DATE	(RECEIVED);	(DEPRECIATION)	VALUE

Goldman Sachs	26,000,000	USD	$26,000,000	Fixed	3-Month	Dec 2021	—	($378,067)	($378,067)
				2.039%	LIBOR (a)
Royal Bank	56,000,000	AUD	55,370,000	Fixed	AUD-BBR-	Dec 2013	—	223,583	223,583
of Scotland PLC				3.670%	BBSW
Royal Bank	56,000,000	AUD	55,370,000	AUD-BBR-	Fixed	Dec 2015	—	152,602	152,602
of Scotland PLC				BBSW	4.200%
			$136,740,000				—	($1,882)	($1,882)

(a) At 1-31-12, the 3-month LIBOR rate was 0.54235%.

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to remedies that are specified within the credit default agreement. The Fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the Fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case would be reduced by any recovery value on the underlying credit.

During the period ended January 31, 2012, the Fund used CDS as a Buyer of protection to manage against potential credit events, gain exposure to security or credit index and/or temporary substitute for securities purchase or to be purchased. The following table summarizes the credit default swap contracts the Fund held as of January 31, 2012 as a Buyer of protection. During the period ended January 31, 2012, the Fund was the Buyer of credit default swap contracts with total USD notional amounts ranging up to $16.9 million as measured at each quarter end.

							UNAMORTIZED
				USD			UPFRONT	UNREALIZED
COUNTER-	REFERENCE	NOTIONAL		NOTIONAL	(PAY)/RECEIVE	MATURITY	PAYMENT PAID	APPRECIATION	MARKET
PARTY	OBLIGATION	AMOUNT	CURRENCY	AMOUNT	FIXED RATE	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Buy
Morgan	iTraxx Europe S16 v1	13,000,000	EUR	$16,893,494	(1.000%)	Dec 2016	$650,017	($337,387)	$312,630
Stanley	5-year Index
				$16,893,494			$650,017	($337,387)	$312,630

Semiannual report | Global Absolute Return Strategies Fund 33

The Fund used CDS as a Seller of protection during the period ended January 31, 2012 to take a long position in the exposure of the benchmark credit, gain exposure to security or credit index and/or temporary substitute for securities purchase or to be purchased. The following table summarizes the credit default swap contracts the Fund held as of January 31, 2012 where the Fund acted as a Seller of protection. During the period ended January 31, 2012, the Fund acted as Seller on credit default swap contracts with total USD notional amounts ranging up to $35.0 million as measured at each quarter end.

							UNAMORTIZED
					(PAY)/		UPFRONT
				USD	RECEIVE		PAYMENT	UNREALIZED
	REFERENCE	NOTIONAL	CUR-	NOTIONAL	FIXED	MATURITY	PAID	APPRECIATION	MARKET
COUNTERPARTY	OBLIGATION	AMOUNT	RENCY	AMOUNT	RATE	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Sell
Credit Suisse	CDX.	1,176,000	USD	$1,176,000	5.000%	Dec 2016	($20,580)	($4,141)	($24,721)
International	NA.HY.17-v4
	5-year
Morgan Stanley	iTraxx SUBFIN	26,000,000	EUR	33,786,989	5.000%	Dec 2016	(735,513)	2,655,611	1,920,098
	CDSI S16 5-year
	Index
				$34,962,989			($756,093)	$2,651,470	$1,895,377

Variance Swaps. Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance the Fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike price.

The Fund used variance swaps during the period ended January 31, 2012 to manage against anticipated changes in securities markets. The following table summarizes the variance swap contracts the Fund held as of January 31, 2012. During the period ended January 31, 2012, the Fund held variance swap contracts with total USD notional amounts ranging up to $1.0 million as measured at each quarter end.

								UNAMORTIZED
								UPFRONT
				USD	PAY/		VOLATILITY	PAYMENT	UNREALIZED
COUNTER-	REFERENCE	CUR-	NOTIONAL	NOTIONAL	RECEIVE	MATURITY	STRIKE	PAID	APPRECIATION	MARKET
PARTY	ENTITY	RENCY	AMOUNT	AMOUNT	VARIANCE	DATE	PRICE	(RECEIVED)	(DEPRECIATION)	VALUE

Morgan	China Enterprises	HKD	370,000	$47,536	Receive	Dec 2012	43.30%	—	($351,699)	($351,699)
Stanley	Index (Hang
	Seng)
Morgan	Nikkei 225 Index	JPY	29,000,000	371,664	Receive	Dec 2013	33.00%	—	(1,758,577)	(1,758,577)
Stanley
Morgan	FTSE 100 Index	GBP	37,000	57,942	Pay	Dec 2012	31.40%	—	344,036	344,036
Stanley
Morgan	S&P 500 Index	USD	370,000	370,000	Pay	Dec 2013	33.65%	—	2,056,971	2,056,971
Stanley
Morgan	Nikkei 225 Index	JPY	237,000	3,060	Receive	Dec 2013	29.00%	—	(1,574)	(1,574)
Stanley
Morgan	Nikkei 225 Index	JPY	353,000	4,603	Receive	Dec 2013	29.00%	—	(2,206)	(2,206)
Stanley

34 Global Absolute Return Strategies Fund | Semiannual report

								UNAMORTIZED
								UPFRONT
				USD	PAY/		VOLATILITY	PAYMENT	UNREALIZED
COUNTER-	REFERENCE	CUR-	NOTIONAL	NOTIONAL	RECEIVE	MATURITY	STRIKE	PAID	APPRECIATION	MARKET
PARTY	ENTITY	RENCY	AMOUNT	AMOUNT	VARIANCE	DATE	PRICE	(RECEIVED)	(DEPRECIATION)	VALUE

Morgan	S&P 500 Index	USD	3,000	$3,000	Pay	Dec 2013	27.00%	—	($3,002)	($3,002)
Stanley
Morgan	S&P 500 Index	USD	5,000	5,000	Pay	Dec 2013	27.00%	—	(5,151)	(5,151)
Stanley

				$862,805				—	$278,798	$278,798

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at January 31, 2012 by risk category:

		FINANCIAL	ASSET	LIABILITY
	STATEMENT OF ASSETS	INSTRUMENTS	DERIVATIVES	DERIVATIVES
RISK	AND LIABILITIES LOCATION	LOCATION	FAIR VALUE	FAIR VALUE

Interest rate contracts	Investments, at value*	Purchased options	$1,338,393	—

Interest rate contracts	Written options, at value	Written options	—	($2,281,493)
Interest rate contracts	Swap contracts, at value	Interest rate swaps	376,185	(378,067)
Foreign exchange contracts	Investments, at value*	Purchased options	908,888	—
Foreign exchange contracts	Written options, at value	Written options	—	(897,881)
Foreign exchange contracts	Receivable/payable for	Forward foreign	147,938	(1,180,961)
	forward foreign currency	currency contracts
	exchange contracts
Equity contracts	Investments, at value*	Purchased options	3,612,081	—
Equity contracts	Written options, at value	Written options	—	(3,623,540)
Equity contracts	Receivable/payable for futures	Futures†	2,374,288	(3,612,176)
Equity contracts	Swap contracts, at value	variance swaps	2,401,007	(2,122,209)
Credit contracts	Swap contracts, at value	Credit default swaps	2,232,728	(24,721)

* Purchased options are included in the portfolio of investments.

† Reflects cumulative appreciation/depreciation on futures as disclosed in Note 3. Only the period end variation margin is separately disclosed on the Statement of assets and liabilities.

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the period ended January 31, 2012:

	STATEMENT OF			FOREIGN
	OPERATIONS	FUTURES	SWAP	CURRENCY
RISK	LOCATION	CONTRACTS	CONTRACTS	TRANSACTIONS*	TOTAL

Interest rate	Net realized gain	—	$46,567	—	$46,567
contracts	(loss)
Foreign exchange	Net realized gain	—	—	$297,918	$297,918
contracts	(loss)
Equity contracts	Net realized gain	($103,855)	—	—	($103,855)
	(loss)
Credit contracts	Net realized gain	—	(16,031)	—	($16,031)
	(loss)
Total		($103,855)	$30,536	$297,918	$224,599

* Realized gain/loss associated with forward foreign currency contracts is included in the caption on the Statement of operations.

Semiannual report | Global Absolute Return Strategies Fund 35

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the period ended January 31, 2012:

						TRANSLATION
						OF ASSETS
	STATEMENT OF	INVESTMENTS				AND LIABILITIES
	OPERATIONS	(PURCHASED	FUTURES	WRITTEN	SWAP	IN FOREIGN
RISK	LOCATION	OPTIONS)	CONTRACTS	OPTIONS	CONTRACTS	CURRENCIES*	TOTAL

Interest rate	Change in	$122,226	—	$499,188	($1,882)	—	$619,532
contracts	unrealized
	appreciation
	(depreciation)
Foreign	Change in	(75,923)	—	168,494	—	($1,033,023)	($940,452)
exchange	unrealized
contracts	appreciation
	(depreciation)
Equity	Change in	1,160,251	($1,237,888)	(1,514,390)	278,798	—	($1,313,229)
contracts	unrealized
	appreciation
	(depreciation)
Credit	Change in	—	—	—	2,314,083	—	$2,314,083
contracts	unrealized
	appreciation
	(depreciation)
Total		$1,206,554	($1,237,888)	($846,708)	$2,590,999	($1,033,023)	$679,934

* Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in the caption on the Statement of operations.

Note 4 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser), serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund pays the Adviser a daily management fee for its services. If the net assets of the Fund are equal to or less than $500,000,000, the management fee paid to the Adviser equivalent, on an annual basis, to the sum of: a) 1.30% of the first $200,000,000 of the Fund’s average daily net assets and b) 1.25% of the next $300,000,000 of average daily net assets. If the net assets of the Fund exceed $500,000,000, the management fee paid to the Adviser equivalent, on an annual basis, is 1.20% of average daily net assets. The Adviser has a subadvisory agreement with Standard Life Investments (Corporate Funds) Limited. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the period ended January 31, 2012 were equivalent to a gross annual rate of 1.30% of the Fund’s average daily net assets.

36 Global Absolute Return Strategies Fund | Semiannual report

The Adviser has contractually agreed to waive a portion of its management fee for certain funds (the Participating Funds) of the Trust and John Hancock Variable Insurance Trust. The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Funds that exceeds $75 billion but is less than $100 billion; and 0.015% of that portion of the aggregate net assets of all the Participating Funds that equals or exceeds $100 billion. The amount of the reimbursement is calculated daily and allocated among all the Participating Funds in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Adviser upon notice to the funds and with approval of the Board of Trustees.

The Adviser has contractually agreed to waive all or a portion of its management fee and reimburse operating expenses of the Fund, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses, to the extent necessary to maintain the Fund’s total operating expenses at 1.95% and 1.59% for classes A and I, respectively. The fee waivers and/or reimbursements will continue in effect until December 31, 2012, unless renewed by mutual agreement of the Fund and the Adviser based upon a determination that this is appropriate under the circumstances at the time.

The Adviser has voluntarily agreed to waive a portion of its management fee and/or reimburse the Fund, in order to limit the Fund’s expenses, excluding taxes, brokerage commissions, interest expense, litigation and indemnifications expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, advisory fees, 12b-1 fees, transfer agent fees and service fees, state registration fees and printing and postage, to 0.20% of the Fund’s average daily net asset value, on an annual basis. This voluntary arrangement may be amended or terminated at any time by the Adviser upon notice to the Fund.

For the period ended January 31, 2012, the expense reductions amounted to the following:

EXPENSE
CLASS	REDUCTIONS

Class A	$1,820
Class I	1,968
Class NAV	790
Total	$4,578

Expense recapture. The Adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements made subsequent to December 19, 2011, for a period of three years following the beginning of the month in which such reimbursements or waivers originally occurred to the extent that the Fund is below its expense limitation during this period. Certain reimbursements or waivers are not subject to recapture. The expenses waived or reimbursed subject to potential recovery through January 1, 2015 are $3,783. For the period ended January 31, 2012, the Fund did not recapture any expenses.

The investment management fees, including the impact of the waivers and reimbursements described above, incurred for the period ended January 31, 2012 were equivalent to a net annual effective rate of 1.28% of the Fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the period ended January 31, 2012 amounted to an annual rate of 0.01% of the Fund’s average daily net assets.

Semiannual report | Global Absolute Return Strategies Fund 37

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund may pay up to 0.30% for Class A for distribution and service fees, expressed as an annual percentage of average daily net assets.

Sales charges. Class A shares are assessed up-front sales charges. During the period ended January 31, 2012, there were no up-front sales charges assessed for Class A shares.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the period ended January 31, 2012 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	$42	$34	$1,779	$4
Class I	—	141	1,779	39
Total	$42	$175	$3,558	$43

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its average daily net assets.

Note 6 — Fund share transactions

Transactions in Fund shares for the period ended January 31, 2012 were as follows:

	Period ended 1-31-12[1]
	Shares	Amount
Class A shares

Sold	41,635	$428,666

Net increase	41,635	$428,666

Class I shares

Sold	413,204	$4,250,228

Net increase	413,204	$4,250,228

Class NAV shares

Sold	19,352,017	$193,556,196
Repurchased	(75,921)	(773,637)

Net increase	19,276,096	$192,782,559

Net increase	19,730,935	$197,461,453

1 Period from 12-19-11 (commencement of operations) to 1-31-12.

38 Global Absolute Return Strategies Fund | Semiannual report

Affiliates of the Fund owned 24%, 2% and 100% of shares of beneficial interest of Class A, Class I and Class NAV on January 31, 2012.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities and U.S. Treasury obligations, aggregated $110,272,490 and $3,463,665, respectively, for the period ended January 31, 2012. Purchases and sales of U.S. Treasury obligations aggregated $36,201,018 and $0, respectively, for the period ended January 31, 2012.

Note 8 — Investment by affiliated funds

Certain investors in the Fund are affiliated funds and are managed by the Adviser and its affiliates. The affiliated funds do not invest in the Fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the Fund’s net assets. As of January 31, 2012, the following funds had an affiliate ownership concentration of 5% or more of the Fund’s net assets:

AFFILIATED
FUND	CONCENTRATION

John Hancock Lifestyle Growth Portfolio	26.8%
John Hancock Lifestyle Balanced Portfolio	26.8%
John Hancock Lifestyle Moderate Portfolio	9.0%
John Hancock Lifestyle Aggressive Portfolio	8.5%
John Hancock Lifestyle Conservative Portfolio	8.1%

Semiannual report | Global Absolute Return Strategies Fund 39

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

At an in-person meeting on December 14–16, 2011, the Board of Trustees of John Hancock Funds II (the Trust), including all of the Trustees who are not considered to be “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), approved the following new series of the Trust:

Global Absolute Return Strategies Fund (the New Portfolio)

This section describes the evaluation by the Board of Trustees of:

(a) an amendment to the advisory agreement between the Trust and John Hancock Investment Management Services, LLC (the Adviser or JHIMS) (the Advisory Agreement) to add the New Portfolio; and

(b) the subadvisory agreement between the Adviser and Standard Life Investments (Corporate Funds) Limited (the Subadviser) with respect to the New Portfolio (the Subadvisory Agreement).

Evaluation by the Board of Trustees

The Board, including the Independent Trustees, is responsible for selecting the Adviser, approving the Adviser’s selection of subadvisers for each of the portfolios of the Trust (the Funds) and approving the Trust’s advisory and subadvisory (and any sub-subadvisory) agreements, their periodic continuation and any amendments. Consistent with Securities and Exchange Commission rules, the Board regularly evaluates the Trust’s advisory and subadvisory arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The factors considered by the Board are:

1. the nature, extent and quality of the services to be provided by the Adviser to the Trust and by the subadvisers to the Funds;

2. the investment performance of the Funds and their subadvisers;

3. the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders;

4. the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates (including any subadvisers that are affiliated with the Adviser) from the Adviser’s relationship with the Trust; and

5. comparative services rendered and comparative advisory and subadvisory fee rates.

The Board believes that information relating to all of these factors is relevant to its evaluation of the Trust’s advisory agreement. The Board also takes into account any indirect benefits expected to be derived by the Adviser and its affiliates and the subadvisers and their affiliates from their relationships with the Funds. With respect to its evaluation of subadvisory agreements (including any sub-subadvisory agreements) with subadvisers not affiliated with the Adviser, the Board believes that, in view of the Trust’s manager-of-managers advisory structure, the costs of the services to be provided and the profits to be realized by those subadvisers that are not affiliated with the Adviser

40 Global Absolute Return Strategies Fund | Semiannual report

from their relationship with the Trust generally are not a material factor in the Board’s consideration of these subadvisory agreements because such fees are paid by the Adviser and not by the Funds and the Board relies on the ability of the Adviser to negotiate the subadvisory fees at arm’s length.

In evaluating subadvisory arrangements, the Board also considers other material business relationships that unaffiliated subadvisers and their affiliates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser (Material Relationships).

Approval of Advisory and Subadvisory Agreements

At its in-person meeting on December 14–16, 2011, the Board, including all the Independent Trustees, approved the Advisory Agreement and the Subadvisory Agreement with respect to the New Portfolio.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meeting a variety of materials relating to the New Portfolio, the Adviser and the Subadviser, including comparative performance, fee and expense information for a peer group of similar mutual funds, including performance information for relevant benchmark indices and other information provided by the Adviser and the Subadviser regarding the nature, extent and quality of services to be provided by the Adviser and the Subadviser under their respective Agreements. The Board also took into account discussions with management and information provided to the Board in its meetings throughout the year with respect to the services provided by the Adviser with respect to other funds in the Trust and in John Hancock Variable Insurance Trust, including quarterly performance reports prepared by management containing reviews of investment results. The Board also took into account information with respect to the New Portfolio presented at their September 2011 meeting, including a presentation from the Subadviser with respect to the New Portfolio.

Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional information from management. The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed Agreements with respect to the New Portfolio and discussed the proposed Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In considering the nature, extent and quality of the services to be provided by the Adviser, the Board took into account their knowledge of JHIMS’s management and the quality of the performance of its duties through Board meetings, discussions and reports during the preceding year and through each Trustee’s history of service to the Trust. The Board considered that JHIMS is responsible for the management of the day-to-day operations of the Funds, including but not limited to, general supervision of and coordination of the services provided by the subadvisers, and is also responsible for monitoring and reviewing the activities of the subadvisers and other third-party service providers. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, and that it also considers the Adviser’s risk management processes.

In approving the Advisory Agreement, and with reference to the factors that it regularly considers when considering approval of advisory and subadvisory agreements as listed above, the Board:

(1) — (a)considered the high value to the Trust of continuing its relationship with JHIMS as the Trust’s adviser, the skills and competency with which JHIMS has in the past managed the

Semiannual report | Global Absolute Return Strategies Fund 41

Trust’s affairs and its subadvisory relationships, JHIMS’ oversight and monitoring of sub-advisers’ investment performance and compliance programs including its timeliness in responding to performance issues and the qualifications of JHIMS’ personnel;

(b) considered JHIMS’ compliance policies and procedures and noted its responsiveness to regulatory changes and mutual fund industry developments;

(c) considered JHIMS’ administrative capabilities, including its ability to supervise the other service providers for the New Portfolio;

(d) considered the financial condition of the Adviser and whether it had the financial wherewithal to provide a high level and quality of services to the New Portfolio; and

(e) recognized the Adviser’s reputation and experience in serving as an investment adviser to the Trust, and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that JHIMS may reasonably be expected to provide a high quality of services under the Advisory Agreement with respect to the New Portfolio.

(2) — (a) reviewed the performance of a composite of accounts with investment objectives and strategies substantially similar to the New Portfolio; and

(b) reviewed the comparative performance of the composite’s benchmark.

(3) — (a) with respect to each Fund (except those listed below) and the New Portfolio, considered that the Adviser has agreed to waive its management fee for each of these Funds and the New Portfolio and each of the funds of John Hancock Variable Insurance Trust (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios as follows (the Reimbursement) and that, at the request of the Board, the Reimbursement rate was increased effective May 31, 2011. The current Reimbursement rate is as follows: The Reimbursement shall equal, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $75 billion but is less than $100 billion and 0.015% of that portion of the aggregate net assets of all the Participating Portfolios that equals or exceeds $100 billion. The amount of the Reimbursement shall be calculated daily and allocated among all the Participating Portfolios in proportion to the daily net assets of each Participating Portfolio, and that Reimbursement may be terminated or modified by the Adviser only upon notice to the Trust and approval of the Board of Trustees of the Trust. (The Funds that are not Participating Portfolios as of the date of this report are each of the funds of funds of the Trust and John Hancock Variable Insurance Trust.)

(b) reviewed the Trust’s and New Portfolio’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded that (i) the New Portfolio contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the New Portfolio and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the New Portfolio to benefit from economies of scale if the assets of the New Portfolio grow; and

(c) The Board also considered the effect of the New Portfolio’s growth in size on its performance and fees. The Board also noted that if the New Portfolio’s assets increase over time, the New Portfolio may realize other economies of scale if assets increase proportionally more than certain other fixed expenses.

42 Global Absolute Return Strategies Fund | Semiannual report

(4) — (a) reviewed and considered information presented by JHIMS regarding the anticipated profitability of JHIMS’ relationship with the New Portfolio and whether JHIMS has the financial ability to provide a high level of services to the New Portfolio;

(b) considered that JHIMS also will provide administrative services to the New Portfolio on a cost basis pursuant to an administrative services agreement;

(c) John Hancock Signature Services, LLC and John Hancock Funds, LLC, affiliates of the Adviser, will provide transfer agency services and distribution services to the New Portfolio, respectively;

(d) that JHIMS also will derive reputational and other indirect benefits from providing advisory services to the New Portfolio;

(e) noted that the subadvisory fees for the New Portfolio are paid by JHIMS and are negotiated at arm’s length;

(f) took into account the Reimbursement in place, as well as that the Adviser had entered into an expense limitation agreement with respect to certain of the New Portfolio’s expenses; and

(g) considered that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the New Portfolio and the entrepreneurial risk that it assumes as Adviser.

Based upon its review, the Board concluded that the Adviser and its affiliates’ anticipated level of profitability, if any, from their relationship with the New Portfolio was reasonable and not excessive.

(5) reviewed comparative information including, among other data, the New Portfolio’s contractual and actual advisory and subadvisory fees and anticipated total expenses as compared to similarly situated investment companies deemed to be comparable to the New Portfolio.

The Board determined that the New Portfolio’s advisory fees are generally within a competitive range of those incurred by other comparable funds. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Adviser after payment of the subadvisory fee. The Board also noted that JHIMS will be waiving fees and/or reimbursing expenses with respect to the New Portfolio. The Board also noted that the Adviser pays the subadvisory fees of the New Portfolio, and that such fees are negotiated at arm’s length with respect to the Subadviser. The Board also noted management’s discussion of the New Portfolio’s anticipated expenses. The Board also took into account the level and quality of services expected to be provided by JHIMS with respect to the New Portfolio, as well as the other factors considered. The Board concluded that the advisory fees to be paid by the Trust with respect to the New Portfolio were reasonable.

Additional information relating to the New Portfolio that the Board considered in approving the Advisory Agreement is set forth in Appendix A.

Approval of Subadvisory Agreement

In making its determination with respect to the factors that it considers in considering approval of the Subadvisory Agreement, the Board reviewed:

(1) information relating to the Subadviser’s business;

Semiannual report | Global Absolute Return Strategies Fund 43

(2) the investment performance of comparable accounts managed by the Subadviser as set forth in Appendix A; and

(3) the proposed subadvisory fees for the New Portfolio, including any breakpoints, and comparative fee information as set forth in Appendix A.

With respect to the services to be provided by the Subadviser, the Board received information provided to the Board by the Subadviser, as well as considered information presented at prior meetings. The Board considered the Subadviser’s current level of staffing and its overall resources, as well as its compensation program. The Board reviewed the Subadviser’s history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Subadviser’s investment and compliance personnel who would provide services to the New Portfolio. The Board also considered, among other things, the Subadviser’s compliance program and any disciplinary history. The Board also considered the Subadviser’s risk assessment and monitoring process. The Board noted the Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and ameliora-tory actions undertaken, as appropriate. The Board also noted that the CCO and his staff conducted compliance reviews with the Subadviser, which included evaluating the regulatory compliance systems of the Subadviser and procedures reasonably designed by them to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadviser.

The Board considered the Subadviser’s investment process and philosophy. The Board took into account that the Subadviser’s responsibilities include the development and maintenance of an investment program for the New Portfolio which is consistent with the New Portfolio’s investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services.

The Board also received information with respect to any Material Relationships with respect to the Subadviser, which include arrangements in which unaffiliated subadvisers or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust’s adviser or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interests the Adviser might have in connection with the Subadvisory Agreement.

The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1) The Subadviser has extensive experience and demonstrated skills as a manager and may reasonably be expected to provide a high quality of investment management services and personnel to the New Portfolio;

(2) The proposed subadvisory fees are (i) competitive and within the range of industry norms and (ii) will be paid by JHIMS out of the advisory fees it receives from the New Portfolio and are a product of arm’s length negotiation between the Adviser and the Subadviser; and the Board concluded that the New Portfolio’s subadvisory fees are reasonable; and

(3) The New Portfolio’s subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the New Portfolio in order to permit shareholders to benefit from economies of scale if the assets of the New Portfolio grow.

44 Global Absolute Return Strategies Fund | Semiannual report

Additional information relating to the New Portfolio that the Board considered for the New Portfolio is set forth in Appendix A.

* * *

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that approval of the Advisory Agreement and the Subadvisory Agreement with respect to the New Portfolio would be in the best interest of the New Portfolio and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and the Subadvisory Agreement.

Appendix A

Portfolio	Comparable Fund	Estimated
(Subadviser)	Performance	Fees and Expenses	Other Comments

Global Absolute	The Global Absolute	Estimated advisory	It was noted that
Return Strategies	Return Strategies	fees for the Fund are	estimated advisory fees
Fund	composite, managed by	modestly higher than	and total net expenses
	the Subadviser in a similar	the peer group median.	were below the peer
(Standard Life	manner to the Fund,		group average.
Investments)	outperformed the Merrill	Estimated subadvisory
	Lynch 3-month T-Bill Index	fees for the Fund are
	and its peer group average	higher than the peer
	for the one-, three- and	group median.
five- year periods ended
	October 31, 2011.	Estimated net total
expenses for the Fund
are higher than the peer
group median.

Semiannual report | Global Absolute Return Strategies Fund 45

Trustees	Investment adviser
James M. Oates, Chairman	John Hancock Investment Management
James R. Boyle†	Services, LLC
Charles L. Bardelis*
Peter S. Burgess*	Subadviser
Grace K. Fey	Standard Life Investments (Corporate Funds)
Theron S. Hoffman	Limited
Hassell H. McClellan
Steven M. Roberts*	Principal distributor
John Hancock Funds, LLC
Officers
Hugh McHaffie	Custodian
President	State Street Bank and Trust Company

Thomas M. Kinzler	Transfer agent
Secretary and Chief Legal Officer	John Hancock Signature Services, Inc.

Francis V. Knox, Jr.	Legal counsel
Chief Compliance Officer	K&L Gates LLP

Michael J. Leary
Treasurer

Charles A. Rizzo
Chief Financial Officer

John G. Vrysen
Chief Operating Officer

*Member of the Audit Committee
†Non-Independent Trustee

46 Global Absolute Return Strategies Fund | Semiannual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds. com

Now available: electronic delivery
www.jhfunds. com/edelivery

This report is for the information of the shareholders of John Hancock Global Absolute Return Strategies Fund.	395SA 1/12
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	3/12

ITEM 2. CODE OF ETHICS.

(a)Not Applicable
(b)Not Applicable
(c)Not Applicable
(d)Not Applicable
(e)Not Applicable
(f)Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Not Applicable
(b) Not Applicable
(c) Not Applicable
(d) Not Applicable
(e) Not Applicable
(f) Not Applicable.
(g) Not Applicable
(h) Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Included with Item 1.
(b) Not Applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS.

Not Applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such disclosure controls and procedures include controls and procedures designed to ensure that such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

Within 90 days prior to the filing date of this Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures relating to information required to be disclosed on Form N-CSR. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are operating effectively to ensure that:

(i) information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission, and

(ii) information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) CHANGE IN REGISTRANT’S INTERNAL CONTROL: Not Applicable.

ITEM 12. EXHIBITS.

(a)(1) Not applicable

(a)(2)(i) CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER.

(a)(2)(ii) CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER.

(b) CERTIFICATION PURSUANT TO Rule 30a-2(b) OF THE INVESTMENT COMPANY ACT OF 1940

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JOHN HANCOCK FUNDS II

/s/ Hugh McHaffie
Hugh McHaffie
President
Date: March 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Hugh McHaffie
Hugh McHaffie
President
Date: March 26, 2012

/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer
Date: March 26, 2012